PROSPECTUS

APRIL 11, 2006

SUN LIFE FINANCIAL MASTERSSM EXTRA

Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F offer the flexible payment deferred annuity contracts and certificates described in this Prospectus to groups and individuals.

You may choose among a number of variable investment options and fixed interest options. The variable options are Sub-Accounts in the Variable Account, each of which invests in shares of one of the following funds (the "Funds"):

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Large-Cap Value Equity Funds	Mid-Cap Growth Equity Funds
Franklin Templeton VIP Trust Templeton Foreign	Lord Abbett Series Fund Growth Opportunities
Securities Fund, Class 2	Portfolio
Franklin Templeton VIP Trust Templeton Growth	Small-Cap Value Equity Funds
Securities Fund, Class 2	Franklin Templeton VIP Trust Franklin Small Cap
Franklin Templeton VIP Trust Mutual	Value Securities Fund, Class 2
Shares Securities Fund, Class 2	Small-Cap Blend Equity Funds
Lord Abbett Series Fund All Value Portfolio	Oppenheimer Main Street Small Cap Fund/VA
Lord Abbett Series Fund Growth & Income Portfolio	- Service Shares
MFS/Sun Life Total Return - S Class	Small-Cap Growth Equity Funds
MFS/ Sun Life Value - S Class	MFS/ Sun Life New Discovery - S Class
Large-Cap Blend Equity Funds	Multi-Cap Equity Funds
Franklin Templeton VIP Trust Templeton Developing	Sun Capital® All Cap Fund - S Class
Markets Securities Fund - Class 2	Specialty Funds
MFS/ Sun Life Capital Opportunities - S Class	MFS/ Sun Life Utilities - S Class
MFS/Sun Life Emerging Markets Equity - S Class	PIMCO VIT Commodity Real Return Strategy
MFS/ Sun Life Massachusetts Investors Trust	Portfolio
- S Class	Sun Capital Real Estate Fund® - S Class
MFS/ Sun Life Research - S Class	High-Quality Short-Term Bond Funds
MFS/ Sun Life Research International - S Class	PIMCO VIT Low Duration Portfolio
Oppenheimer Main Street Fund/VA - Service Shares	High-Quality Intermediate-Term Bond Funds
Large-Cap Growth Equity Funds	MFS/ Sun Life Government Securities - S Class
MFS/ Sun Life Emerging Growth - S Class	Sun Capital Investment Grade Bond Fund®
MFS/ Sun Life Massachusetts Investors Growth	- S Class
Stock - S Class	PIMCO VIT All Asset Portfolio
MFS/ Sun Life Strategic Growth - S Class	PIMCO VIT Total Return Portfolio
Oppenheimer Global Securities Fund/VA -	PIMCO VIT Real Return Portfolio
Service Shares	Medium-Quality Intermediate-Term Bond Funds
Oppenheimer Capital Appreciation Fund/VA -	PIMCO VIT Emerging Markets Bond Portfolio
Service Shares	Low-Quality Short-Term Bond Funds
SC FI Large Cap Growth Fund - S Class	MFS/ Sun Life High Yield - S Class
Mid-Cap Value Equity Funds	Money Market Funds
Lord Abbett Series Fund Mid Cap Value Portfolio	MFS/ Sun Life Money Market - S Class
Moderate Allocation Funds
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
Fidelity VIP Freedom 2015 Portfolio - Service Class 2
Fidelity VIP Freedom 2020 Portfolio - Service Class 2

Franklin® Advisers, Inc. advises Franklin Small Cap Value Securities Fund. Franklin® Mutual Advisers, LLC advises Mutual Shares Securities Fund. Lord, Abbett & Co. LLC advises the Lord Abbett Series Fund Portfolios. Massachusetts Financial Services Company advises the MFS/Sun Life Funds. Pacific Investment Management Company LLC advises the PIMCO VIT Portfolios. OppenheimerFunds, Inc. advises the Oppenheimer Funds. Strategic Advisers®, Inc. advises the Fidelity VIP Freedom Portfolios. Sun Capital Advisers LLC advises the Sun Capital Funds; SC FI Large Cap Growth Fund (sub-advised by Pyramis Global Advisors, LLC). Templeton® Asset Management Ltd. advises the Templeton Developing Markets Securities Fund. Templeton® Investment Counsel, LLC advises Templeton Foreign Securities Fund and Templeton Growth Securities Fund.

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The fixed account options are available for specified time periods, called Guarantee Periods, and pay interest at a guaranteed rate for each period.

Please read this Prospectus and the Fund prospectuses carefully before investing and keep them for future reference. They contain important information about the Contracts and the Funds.

We have filed a Statement of Additional Information dated April 11, 2006 (the "SAI") with the Securities and Exchange Commission (the "SEC"), which is incorporated by reference in this Prospectus. The table of contents for the SAI is on page 62 of this Prospectus. You may obtain a copy without charge by writing to us at the address shown below (which we sometimes refer to as our "Annuity Mailing Address") or by telephoning (800) 752-7215. In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.

The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Expenses associated with contracts offering a bonus credit may be higher than those associated with contracts that do not offer a bonus credit. The bonus credit may be more than offset by the charges associated with the credit.

Any reference in this Prospectus to receipt by us means receipt at the following address:
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

TABLE OF CONTENTS

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Special Terms *

Product Highlights *

Fees and Expenses *

Example *

Condensed Financial Information *

The Annuity Contract *

Communicating to Us About Your Contract *

Sun Life Assurance Company of Canada (U.S.) *

The Variable Account *

Variable Account Options: The Funds *

The Fixed Account *

The Fixed Account Options: The Guarantee Periods *

The Accumulation Phase *

Issuing Your Contract *

Amount and Frequency of Purchase Payments *

Allocation of Net Purchase Payments *

Your Account *

Your Account Value *

Purchase Payment Interest *

Variable Account Value *

Fixed Account Value *

Transfer Privilege *

Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates *

Other Programs *

Withdrawals, Withdrawal Charge and Market Value Adjustment *

Cash Withdrawals *

Withdrawal Charge *

Types of Withdrawals Not Subject to Withdrawal Charge *

Market Value Adjustment *

Contract Charges *

Account Fee *

Administrative Expense Charge and Distribution Fee *

Mortality and Expense Risk Charge *

Charges for Optional Benefit Riders *

Premium Taxes *

Fund Expenses *

Modification in the Case ff Group Contracts *

Optional Living Benefit Rider: Secured Returns for Life Plus *

Guaranteed Minimum Accumulation Benefit ("AB") Plan *

Guaranteed Minimum Withdrawal Benefit ("WB") Plan *

Cost of the Optional Living Benefit Rider *

Withdrawals Under the Optional Living Benefit Rider *

Annuitization Under the WB Plan *

Cancellation of the Optional Living Benefit Rider *

Revocation of the Optional Living Benefit Rider *

Step-Up *

Subsequent Purchase Payments After a Step-Up *

Renewal of the Optional Living Benefit Rider *

Refund of Rider Charges Under the AB Plan *

Tax Issues *

Your Death Under the AB Plan *

Your Death Under the WB Plan *

Death Benefit *

Amount of Death Benefit *

The Basic Death Benefit *

Optional Death Benefit Riders *

Spousal Continuance *

Calculating the Death Benefit *

Method of Paying Death Benefit *

Non-Qualified Contracts *

Selection and Change Of Beneficiary *

Payment of Death Benefit *

The Income Phase -- Annuity Provisions *

Selection of Annuitant(s) *

Selection of the Annuity Commencement Date *

Annuity Options *

Selection of Annuity Option *

Amount of Annuity Payments *

Exchange of Variable Annuity Units *

Account Fee *

Annuity Payment Rates *

Annuity Options as Method of Payment for Death Benefit *

Other Contract Provisions *

Exercise of Contract Rights *

Change of Ownership *

Voting of Fund Shares *

Periodic Reports *

Substitution of Securities *

Change in Operation of Variable Account *

Splitting Units *

Modification *

Discontinuance of New Participants *

Reservation of Rights *

Right To Return *

Tax Considerations *

U.S. Federal Income Tax Considerations *

Puerto Rico Tax Considerations *

Administration of the Contract *

Distribution of the Contract *

Performance Information *

Available Information *

Incorporation of Certain Documents By Reference *

State Regulation *

Legal Proceedings *

Financial Statements *

Table of Contents of Statement of Additional Information *

Appendix A - Glossary *

Appendix B - Withdrawals, Withdrawal Charges and the Market Value Adjustment *

Appendix C - Calculation of Basic Death Benefit *

Appendix D - Calculation of 5% Premium Roll-Up Optional Death benefit *

Appendix E - Calculation of EEB Premier Optional Death Benefit *

Appendix F - Calculation of EEB Premier Plus Optional Death Benefit *

Appendix G - Calculation of EEB Premier with MAV Optional Death Benefit *

Appendix H - Calculation of EEB Premier with 5% Roll-Up Optional Death Benefit *

Appendix I - Calculation of Purchase Payment Interest (Bonus Credit) *

Appendix J - Secured Returns for Life Plus Benefit Examples *

Appendix K - Previously Available Investment Options *

Appendix L - Build Your Portfolio *

Appendix M - Condensed Financial Information *

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SPECIAL TERMS

Your Contract is a legal document that uses a number of specially defined terms. We explain most of the terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a term that you do not understand, please refer to the Glossary for an explanation.

PRODUCT HIGHLIGHTS

The headings in this section correspond to headings in the Prospectus under which we discuss these topics in more detail.

The Annuity Contract

The Sun Life Financial MastersSM Extra Fixed and Variable Annuity Contract provides a number of important benefits for your retirement planning. During the Accumulation Phase, you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options. During the Income Phase, we make annuity payments to you or someone else based on the amount you have accumulated. The Contract provides tax-deferral so that you do not pay taxes on your earnings until you withdraw them. When purchased in connection with a tax-qualified plan, the Contract provides no additional tax-deferral benefits because tax-qualified plans confer their own tax-deferral. The Contract also provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by purchasing an optional death benefit rider.

The Accumulation Phase

Under most circumstances, you can buy the Contract with an initial Purchase Payment of $10,000 or more, and you can make additional Purchase Payments at any time during the Accumulation Phase. Currently, there is no minimum amount required for additional Purchase Payments. However, we reserve the right to limit additional Purchase Payments to at least $1,000. We will not normally accept a Purchase Payment if your Account Value is over $2 million or, if the Purchase Payment would cause your Account Value to exceed $2 million. In addition, we will credit your Contract with interest, which we refer to as "Purchase Payment Interest", at a rate of 2% to 5% of each Purchase Payment based upon the interest rate option you choose when you apply for your Contract.

Variable Account Options: The Funds

You can allocate your Purchase Payments among Sub-Accounts investing in a number of Fund options. Each Fund is either a mutual fund registered under the Investment Company Act of 1940 or a separate securities portfolio of shares of such a mutual fund. The investment returns on the Funds are not guaranteed. You can make or lose money. You can make transfers among the Funds and the Fixed Account Options.

The Fixed Account Options: The Guarantee Periods

You can allocate your Purchase Payments to the Fixed Account and elect to invest in one or more of the Guarantee Periods we make available from time to time. Each Guarantee Period earns interest at a Guaranteed Interest Rate that we publish. We may change the Guaranteed Interest Rate from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by law. Once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, future allocations, transfers or renewals into that Guarantee Period will not be permitted.

Fees and Expenses

The Contract has insurance features and investment features, and there are costs related to each.

If your Account Value is less than $100,000 on your Account Anniversary, we deduct a $50 Annual Account Fee. We will waive the Account Fee if your Contract was fully invested in the Fixed Account during the entire Account Year.

We deduct a mortality and expense risk charge of 1.40% of the average daily value of the Contract invested in the Variable Account, if you were under 76 years of age on the Open Date, or 1.60% if you were 76 years or older on the Open Date. We also deduct an administrative charge of 0.15% of the average daily value and a distribution fee of 0.15% of the average daily value of the Contract invested in the Variable Account.

If you take more than a specified amount of money out of your Contract, we assess a withdrawal charge against each Purchase Payment withdrawn. For each Purchase Payment, the withdrawal charge (also known as a "contingent deferred sales charge") starts at 8% and declines to 0% after the Purchase Payment has been in the Contract for seven complete years.

Currently, you can make 12 free transfers each year; however, we reserve the right to impose a charge of up to $15 per transfer.

If you elect an optional death benefit rider, we will deduct, during the Accumulation Phase, an additional charge from the assets of the Variable Account ranging from 0.20% to 0.40% of the average daily value of your Contract depending upon which optional death benefit rider you elected.

If you elect the optional living benefit rider, we will assess a quarterly charge currently equal to 0.125% of your Account Value. In the state of Washington, we assess the charge on Variable Account Value only.

In addition to the charges we impose under the Contract, there are also charges (which include management fees and operating expenses) imposed by the Funds. The charges vary depending upon which Fund(s) you have selected.

Optional Living Benefit Rider: Secured Returns for Life Plus

Secured Returns for Life Plus guarantees a return of your initial Purchase Payment plus portions of your subsequent Purchase Payments (adjusted for withdrawals), regardless of the investment performance of the underlying funds, provided that you comply with certain requirements. You may choose to receive your Secured Returns for Life Plus benefit under one of two plans. Under the terms of the Guaranteed Minimum Accumulation Benefit Plan, on your 10th Account Anniversary, or some later date if you choose to "step-up" your Guaranteed Living Benefit amount ("GLB amount"), we will credit your Account Value with any excess of your GLB amount over your Account Value after the application of any other Contract transactions. (Your first step-up of your GLB amount to your current Account Value may be made any time on or after your third Account Anniversary. A full three years must pass before you may elect to step-up your GLB amount again.) Under this Plan, if your Account Value is greater than or equal to your GLB amount on the date the Plan matures, we will refund the charges you paid for this optional benefit. Under the terms of the Guaranteed Minimum Withdrawal Benefit Plan, we guarantee a return of your Remaining Guaranteed Living Benefit amount ("RGLB amount") through periodic withdrawals and, if you meet certain conditions, you may receive payments for life. Under the Guaranteed Minimum Withdrawal Plan, Secured Returns for Life Plus also includes an added feature ("the Plus 5 Program") that may increase this guaranteed amount provided no withdrawals are taken during an Account Year. This feature may not be available in your jurisdiction at this time. Secured Returns for Life Plus is available only if you are age 85 or younger on the Open Date. If you annuitize, Secured Returns for Life Plus terminates. Secured Returns for Life Plus may not be available in your state.

The Income Phase: Annuity Provisions

If you want to receive regular income from your annuity, you can select one of several Annuity Options. You can choose to receive annuity payments from either the Fixed Account or from the available Variable Account options. If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of the payments may fluctuate with the performance of the Funds. Subject to the maximum Annuity Commencement Date, you decide when your Income Phase will begin but, once it begins, you cannot change your choice of annuity payment options.

Death Benefit

If you die before the Contract reaches the Income Phase, the Beneficiary will receive a death benefit. The amount of the death benefit depends upon your age on the Open Date and whether you choose the basic death benefit or, for a fee, you enhance the death benefit by electing an optional death benefit rider that is available in your state. If you are 85 or younger on your Open Date, the basic death benefit pays the greatest of your Account Value, your total Purchase Payments (adjusted for withdrawals), or your cash Surrender Value, all calculated as of your Death Benefit Date. If you are 86 or older on your Open Date, the basic death benefit is equal to the Surrender Value. You must make your election before the date on which your Contract becomes effective. The riders are only available if you are younger than 80 on the Open Date. Any optional death benefit rider election may not be changed after your Contract is issued.

Withdrawals, Withdrawal Charge and Market Value Adjustment

You can withdraw money from your Contract during the Accumulation Phase. You may withdraw a portion of your Account Value each year without the imposition of a withdrawal charge. This "free withdrawal amount" equals the amount of all Purchase Payments made and not withdrawn prior to the last 7 Account Years plus the greater of (1) your Contract's earnings in the prior Account Year and (2) 10% of all Purchase Payments made in the last 7 Account Years. All other Purchase Payments will be subject to a withdrawal charge. Withdrawals made from the Fixed Account may also be subject to a Market Value Adjustment (see "Market Value Adjustment"). You may also have to pay income taxes and tax penalties on money you withdraw.

Right to Return

Your Contract contains a "free look" provision. If you cancel your Contract within 10 days after receiving it (or later, if allowed by your state), we will send you, depending upon the laws of your state, either the full amount of all of your Purchase Payments or your Account Value as of the day we receive your cancellation request. (This amount may be more or less than the original Purchase Payment). We will not deduct a withdrawal charge or a Market Value Adjustment.

Tax Considerations

Your earnings are not taxed until you take them out. If you withdraw money during the Accumulation Phase, earnings come out first and are taxed as income. If your Contract is a Non-Qualified Contract, it is possible that the election of an optional living benefit rider might increase the taxable portion of any withdrawal you make from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty.

If you have any questions about your Contract or need more information, please contact us at:

          Sun Life Assurance Company of Canada (U.S.)

          P. O. Box 9133

          Wellesley Hills, Massachusetts 02481

          Toll Free (800) 752-7215

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments):		0%

Maximum Withdrawal Charge (as a percentage of purchase payments): [1]

Number of Complete Account Years Since Purchase Payment has been in the Account	Withdrawal Charge
0-1	8%
1-2	8%
2-3	7%
3-4	6%
4-5	5%
5-6	4%
6-7	3%
7 or more	0%

Maximum Fee Per Transfer (currently $0):		$15[2]

Premium Taxes (as a percentage of Certificate Value or total purchase payments):		0% - 3.5%[3]

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.
Annual Account Fee	$ 50[4]

Variable Account Annual Expenses

(as a percentage of net Variable Account assets) 5
Mortality and Expense Risks Charge:	1.60%[6]
Administrative Expenses Charge:	0.15%
Distribution Fee:	0.15%

Total Variable Account Annual Expenses (without optional benefits):	1.90%
[1]

A portion of your Account may be withdrawn each year without imposition of any withdrawal charge and, after a Purchase Payment has been in your Account for 7 Account Years, it may be withdrawn free of the withdrawal charge. (See "Withdrawal Charges.")

[2]

Currently, we impose no fee upon transfers; however, we reserve the right to impose a fee of up to $15 per transfer. We do impose certain restrictions upon the number and frequency of transfers. (See "Transfer Privilege.")

[3]

The premium tax rate and base vary by your state of residence and the type of Certificate you own. Currently, we deduct premium taxes from Certificate Value upon full surrender (including a surrender for the death benefit) or annuitization. (See "Contract Charges -- Premium Taxes.")

[4]

The Annual Account Fee is waived if 100% of your Account value has been allocated only to the Fixed Account during the entire Account Year or if your Account Value is $100,000 or more on your Account Anniversary. (See "Account Fee.")

[5]

All of the Variable Account Annual Expenses, except for the charges for the Secured Returns 2 and Secured Returns for Life Optional Living Benefit Riders, are assessed as a percentage of average daily net Variable Account assets. The charge for the Secured Returns 2 and Secured Returns for Life Benefit Riders is assessed on a quarterly basis from your total Account Value. In the state of Washington the charge is assessed on Variable Account Value only.

[6]

If you are age 75 or younger on the Open Date, the mortality and expense risks charge will be 1.40% of average daily net Variable Account assets. After annuitization, the sum of the mortality and expense risks charge, the administrative expenses charge, and the distribution fee will never be greater than 1.70% of average daily net Variable Account assets, regardless of your age on the Open Date. (See "Mortality and Expense Risks Charge.")

Charges for Optional Features
Maximum Charge for Optional Death Benefit Rider (as a percentage of average daily net assets):	0.40%[7]

Maximum Charge for Secured Returns for Life Plus Optional Living Benefit Rider (assessed at a quarterly rate of 0.125% of Account Value):	0.50%[8]

Total Variable Account Annual Expenses with Maximum Charges for Optional Death Benefit and Living Benefit Riders:	2.80%[8]

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Prior to any fee waiver or expense reimbursement[9]	0.25%	3.04%
[7]

The optional death benefit riders are defined under "Death Benefit." These riders are available only if you are younger than age 80 on the Open Date. The charge varies depending upon the rider selected as follows:

Riders Elected	% of Average Daily Net Assets
"MAV"	0.20%
"5% Roll-Up"	0.20%
"EEB Premier"	0.25%
"EEB Premier with MAV"	0.40%
"EEB Premier with 5% Roll-Up"	0.40%
"EEB Premier Plus"	0.40%
[8]

If you elect the Optional Living Benefit Rider, you may choose any one of the optional death benefit riders, except EEB Premier Plus. The charge for the Optional Living Benefit may be increased at the time of a step-up to equal the rider fee imposed on newly issued Contracts at that time. If your Optional Living Benefit is cancelled, you will continue to pay the charge for the Benefit until your 7th Account Anniversary, except in the state of Oregon.

[9]	The expenses shown are for the year ended December 31, 2005, and do not reflect any fee waiver or expense reimbursement.

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through December 31, 2006. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursement arrangements are taken into consideration are 0.25% and 1.56%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

THE ABOVE EXPENSES FOR THE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract Owner transaction expenses, contract fees, variable account annual expenses, and Fund fees and expenses, and are based on a sample Contract with the maximum possible fees.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the maximum charges for optional benefits. If these optional benefits were not elected or fewer options were elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. For purposes of converting the annual contract fee to a percentage, the Example assumes an average Contract size of $50,000. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangement of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)	If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$1,331	$2,589	$3,734	$6,463
(2)	If you annuitize your Contract or if you do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$603	$1,978	$3,307	$6,463

The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. The example does not include the deduction of state premium taxes, which may be assessed upon full surrender, death or annuitization, or any taxes and penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the example is not intended to be representative of past or future investment performance. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the prospectuses for the Funds.

CONDENSED FINANCIAL INFORMATION

Historical information about the value of the units we use to measure the variable portion of your Contract (''Variable Accumulation Units'') is included in the back of this Prospectus as Appendix M.

THE ANNUITY CONTRACT

Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") offer the Contract to groups and individuals for use in connection with their retirement plans. The Contract is available on a group basis and, in certain states, may be available on an individual basis. We issue an Individual Contract directly to the individual Owner of the Contract. We issue a Group Contract to the Owner covering all individuals participating under the Group Contract; each individual receives a Certificate that evidences his or her participation under the Group Contract.

In this Prospectus, unless we state otherwise, we refer to both the owners of Individual Contracts and participating individuals under Group Contracts as "Participants" and we address all Participants as "you"; we use the term "Contracts" to include Individual Contracts, Group Contracts, and Certificates issued under Group Contracts. For the purpose of determining benefits under both Individual Contracts and Group Contracts, we establish an Account for each Participant, which we will refer to as "your" Account or a "Participant Account."

Your Contract provides a number of important benefits for your retirement planning. It has an Accumulation Phase, during which you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options, and an Income Phase, during which we make annuity payments based on the amount you have accumulated. Your Contract provides tax deferral, so that you do not pay taxes on your earnings under your Contract until you withdraw them. However, if you purchase your Contract in connection with a tax-qualified plan, your purchase should be made for reasons other than tax-deferral. Tax-qualified plans provide tax-deferral without the need for purchasing an annuity contract.

Your Contract also provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by electing an optional death benefit rider and paying an additional charge for the optional death benefit rider you elect. Finally, if you so elect, during the Income Phase we will make annuity payments to you or someone else for life or for another period that you choose.

You choose these benefits on a variable or fixed basis or a combination of both. When you choose Variable Account investment options or a Variable Annuity option, your Account Value will change in response to changes in the return available from the different types of investments you select under your Contract. With these variable options, you assume all investment risk under your Contract. When you choose a Guarantee Period in our Fixed Account or a Fixed Annuity option, we assume the investment risk, except in the case of early withdrawals in the Accumulation Phase, where you bear the risk of unfavorable interest rate changes. You may also bear the risk that the interest rates we will offer in the future and the rates we will use in determining your Fixed Annuity may not exceed our minimum guaranteed rate. Our minimum guaranteed interest rate will never be less than that permitted by law.

The Contract is designed for use in connection with retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contract is also designed so that it may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or nontrusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive favorable tax treatment as "Qualified Contracts," and all other Contracts as "Non-Qualified Contracts." A qualified retirement plan generally provides tax-deferral regardless of whether the plan invests in an annuity contract. A decision to purchase an annuity contract should not be based on the assumption that the purchase of an annuity contract is necessary to obtain tax-deferral benefits under a qualified retirement plan.

Some broker/dealers may limit their clients from purchasing some optional benefits based upon the client's age. Your individual representative will describe any such limitations. You should work with your registered representative to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

COMMUNICATING TO US ABOUT YOUR CONTRACT

All materials sent to us, including Purchase Payments, must be sent to our Annuity Mailing Address as set forth on the first page of this Prospectus. For all telephone communications, you must call (800) 752-7215.

Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them at our Annuity Mailing Address. However, we will consider all financial transactions, including Purchase Payments, withdrawal requests and transfer instructions, to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after 4:00 p.m. Eastern Time.

When we specify that notice to us must be in writing, we reserve the right, at our sole discretion, to accept notice in another form.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. We do business in 49 states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands, and we have an insurance company subsidiary that does business in New York. Our Executive Office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

We are ultimately controlled by Sun Life Financial Inc. ("Sun Life Financial"). Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, and Philippine stock exchanges.

THE VARIABLE ACCOUNT

We established the Variable Account as a separate account on July 13, 1989, pursuant to a resolution of our Board of Directors. The Variable Account funds the Contract and various other variable annuity and variable life insurance product contracts which we offer. These other products may have features, benefits and charges that are different from those under the Contract.

Under Delaware insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contract and other variable annuity and variable life insurance contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct, all obligations arising under a Contract, including the promise to make annuity payments, are general corporate obligations of the Company.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Fund. All amounts allocated by you to a Sub-Account will be used to purchase Fund shares at their net asset value. Any and all distributions made by the Funds with respect to the shares held by the Variable Account will be reinvested to purchase additional Fund shares at their net asset value. Deductions will be made from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, Contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses, optional benefit riders, and any applicable taxes. The Variable Account will be fully invested in Fund shares at all times.

VARIABLE ACCOUNT OPTIONS: THE FUNDS

The Contract offers Sub-Accounts that invest in a number of Fund investment options. Each Fund is a mutual fund registered under the Investment Company Act of 1940, or a separate series of shares of such a mutual fund.

More comprehensive information about the Funds, including a discussion of their management, investment objectives, expenses, and potential risks, is found in the current prospectuses for the Funds (the "Fund Prospectuses"). The Fund Prospectuses should be read in conjunction with this Prospectus before you invest. A copy of each Fund Prospectus, as well as a Statement of Additional Information for each Fund, may be obtained without charge from the Company by calling (800) 752-7215 or by writing to Sun Life Assurance Company of Canada (U.S.), P.O. Box 9133, Wellesley Hills, Massachusetts 02481.

The Funds may also be available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Participants and Payees and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect Participants and Payees, including withdrawal of the Variable Account from participation in the underlying Funds which are involved in the conflict or substitution of shares of other Funds.

Certain of the investment advisers, transfer agents, or underwriters to the Funds may reimburse us for administrative costs in connection with administering the Funds as options under the Contracts. These amounts are not charged to the Funds or Participants, but are paid from assets of the advisers, transfer agents, or underwriters, except for the administrative costs of the Lord Abbett Series Trust Portfolios, which are paid from Fund assets and reflected under "Fees and Expenses."

Certain publicly available mutual funds may have similar investment goals and principal investment policies and risks as one or more of the Funds, and may be managed by a Fund's portfolio manager(s). While a Fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a Fund and these similar products, including differences in sales charges, expense ratios and cash flows.

THE FIXED ACCOUNT

The Fixed Account is made up of all the general assets of the Company other than those allocated to any separate account. Amounts you allocate to Guarantee Periods become part of the Fixed Account, and are available to fund the claims of all classes of our customers, including claims for benefits under the Contracts.

We will invest the assets of the Fixed Account in those assets we choose that are allowed by applicable state insurance laws. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e. rated by a nationally recognized rating service within the 4 highest grades) or instruments we believe are of comparable quality.

We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.

THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS

You may elect one or more Guarantee Periods from those we make available from time to time. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, allocations, transfers or renewals into that Guarantee Period will not be permitted. In addition, we reserve the right not to make any Guarantee Periods available. In such event, renewals will be made into the Money Market Sub-Account. We may choose to exercise this right before the Open Date or at some later time. At any time, we can reverse our decision to exercise this right.

We determine Guaranteed Interest Rates at our discretion. We do not have a specific formula for establishing the rates for different Guarantee Periods. Our determination will be influenced by the interest rates on fixed income investments in which we may invest amounts allocated to the Guarantee Periods. We will also consider other factors in determining these rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates.

We may from time to time at our discretion offer special interest rates for new Purchase Payments that are higher than the rates we are then offering for renewals or transfers.

Early withdrawals from your allocation to a Guarantee Period, including cash withdrawals, transfers, and commencement of an annuity option, may be subject to a Market Value Adjustment, which could decrease or increase the value of your Account. See "Withdrawals, Withdrawal Charge and Market Value Adjustment."

THE ACCUMULATION PHASE

During the Accumulation Phase of your Contract, you make payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or if the "Covered Person" dies before the Annuity Commencement Date.

Issuing Your Contract

When we accept your Application, we "open" the Contract. We refer to this date as the "Open Date." When we receive your initial Purchase Payment, we "issue" your Contract. We refer to this date as the "Issue Date."

We will credit your initial Purchase Payment to your Account within 2 Business Days of receiving your completed Application. If your Application is not complete, we will notify you. If we do not have the necessary information to complete the Application within 5 Business Days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is made complete. Then we will apply the Purchase Payment within 2 Business Days of when the Application is complete.

Amount and Frequency of Purchase Payments

The amount of Purchase Payments may vary; however, we will not accept an initial Purchase Payment of less than $10,000, and, although there is currently no minimum amount for additional Purchase Payments, we reserve the right to limit each additional Purchase Payment to at least $1,000. In addition, we will not accept a Purchase Payment if your Account Value is over $2 million, or if the Purchase Payment would cause your Account Value to exceed $2 million, unless we have approved the Payment in advance. We reserve the right to refuse Purchase Payments received more than 5 years after your Issue Date or after your 70th birthday, whichever is later. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase.

Allocation of Net Purchase Payments

You may allocate your Purchase Payments among the different Sub-Accounts and Guarantee Periods currently available, but we reserve the right to limit any allocation to a Guarantee Period to at least $1,000.

In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors. Your allocation factors will remain in effect as long as your selected Sub-Accounts and Guarantee Periods continue to be available for investment. You may, however, change the allocation factors for future Payments by sending us notice of the change in a form acceptable to us. We will use your new allocation factors for the first Purchase Payment we receive with or after we have received notice of the change, and for all future Purchase Payments, until we receive another change notice.

Although it is currently not our practice, we may deduct applicable premium taxes or similar taxes from your Purchase Payments (see "Contract Charges -- Premium Taxes"). In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.

Your Account

When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.

Your Account Value

Your Account Value is the sum of the value of the 2 components of your Contract: the Variable Account portion of your Contract ("Variable Account Value") and the Fixed Account portion of your Contract ("Fixed Account Value"). These 2 components are calculated separately, as described under "Variable Account Value" and "Fixed Account Value."

Purchase Payment Interest

We will credit your Contract with interest, which we refer to as "Purchase Payment Interest," at the rate you selected when you applied for the Contract. Currently, we offer 2 interest rate options:

Option A: The 2% Five-Year Anniversary Interest Option - Under this option we will credit your Contract with interest at a rate of 2% of each Purchase Payment received prior to the first Account Anniversary. In addition, if you chose this option, we will credit your Contract with interest at a rate of 2% of the Account Value at the end of every Fifth-Year Anniversary.

Option B: The 3%, 4%, or 5% Interest Option -- Under this option we will credit your Contract with interest at the following rates:
●	3% of each Purchase Payment if the sum of all Purchase Payments, reduced by the sum of all withdrawals (your "Net Purchase Payments"), is less than $100,000 on the day we receive the Purchase Payment;

●	4% of each Purchase Payment if your Net Purchase Payments are $100,000 or more but less than $500,000 on the day we receive the Purchase Payment; and

●	5% of each Purchase Payment if your Net Purchase Payments are $500,000 or more on the day we receive the Purchase Payment.

If you chose this Option B, there may be an additional credit paid at the end of the first Account Year. If your Net Purchase Payments at the end of your first Account Year are greater than or equal to $100,000, but less than $500,000, and some of your Net Purchase Payment(s) received a credit of 3% (rather than 4%), then an additional 1% will be paid on the amount of Net Purchase Payments that received the 3% credit. Similarly, if your Net Purchase Payments at the end of your first Account Year are greater than or equal to $500,000 and some of your Purchase Payment(s) received a credit of either 3% or 4% (rather than 5%), then an additional 2% or 1% will be paid on the amount of Net Purchase Payments that received a 3% credit or a 4% credit, respectively.

We credit Purchase Payment Interest during the same Valuation Period in which we receive the Purchase Payment. We allocate the Purchase Payment Interest to the Sub-Accounts and/or the Guarantee Periods in the same proportion as the Net Purchase Payment is allocated. For any additional 1% or 2% interest credit under Option B or any Fifth-Year Anniversary credit under Option A, we allocate the credit on a pro rata basis to all Sub-Accounts and/or Guarantee Periods in which you are invested, excluding any Guarantee Periods established to support a dollar-cost averaging program. Any additional interest adjustments will be credited on your Account Anniversary.

The Contracts are designed to give the most value to Participants with long-term investment goals. We will deduct the "Adjusted" Purchase Payment Interest if the Contract is returned during the "free look period." For a description of the free look period and Adjusted Purchase Payment Interest, see "Right to Return." For examples of how we calculate Purchase Payment Interest, see Appendix I.

We may credit Purchase Payment Interest at rates other than those described above on Contracts sold to officers, directors and employees of the Company or its affiliates, registered representatives, and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. The Company expects to make a profit on Purchase Payment Interest from the mortality and expense risk charge.

We may also credit the Purchase Payment Interest rates described above using different Net Purchase Payment dollar amount thresholds. Any change in the Net Purchase Payment dollar amount thresholds will be offered to all Participants on a prospective basis.

See "Tax Considerations -- Qualified Retirement Plans," if this Contract is to be purchased in connection with a tax qualified plan under Section 401(a) of the Code or a tax deferred annuity arrangement under Section 403(b) of the Code.

Variable Account Value

     Variable Accumulation Units

In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

     Variable Accumulation Unit Value

The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading, at the close of trading, which is currently 4:00 p.m., Eastern Time. (The close of trading is determined by the New York Stock Exchange.) We also may determine the value of Variable Accumulation Units of a Sub-Account on days the Exchange is closed if there is enough trading in securities held by that Sub-Account to materially affect the value of the Variable Accumulation Units. Each day we make a valuation is called a "Business Day." The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a "Valuation Period." On days other than Business Days, the value of a Variable Accumulation Unit does not change.

To measure these values, we use a factor -- which we call the "Net Investment Factor" -- which represents the net return on the Sub-Account's assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account's Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing (1) the net asset value of a Fund share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Fund during the Valuation Period, by (2) the net asset value per share of the Fund share at the end of the previous Valuation Period; then, for each day in the Valuation Period, we deduct a factor representing the asset-based insurance charges (the mortality and expense risk charges and the administrative expense charge and distribution fee) plus any applicable asset-based charge for optional benefit riders. See "Contract Charges."

For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

     Crediting and Canceling Variable Accumulation Units

When we receive an allocation to a Sub-Account, either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.

Fixed Account Value

Your Fixed Account Value is the sum of all amounts allocated to Guarantee Periods, either from Net Purchase Payments, transfers or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.

A Guarantee Period begins the day we apply your allocation and ends when all calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) have elapsed. The last day of the Guarantee Period is its Renewal Date.

Each additional Purchase Payment, transfer or renewal credited to your Fixed Account Value will result in a new Guarantee Period with its own Renewal Date. Amounts allocated at different times to Guarantee Periods of the same duration may have different Renewal Dates.

     Crediting Interest

We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis.

     Guarantee Amounts

Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. Each Guarantee Amount is treated separately for purposes of determining the Market Value Adjustment. We may restrict a Guarantee Period that will extend beyond your maximum Annuity Commencement Date. Renewals into a Guarantee Period that extends beyond your maximum Annuity Commencement Date will result in an application of a Market Value Adjustment upon annuitization or withdrawals. We reserve the right to limit each new allocation to a Guarantee Period to at least $1,000.

     Renewals

We will notify you in writing between 45 and 75 days before the Renewal Date for any Guarantee Amount. If you would like to change your Fixed Account option, we must receive from you prior to the Renewal Date:
●	written notice from you electing a different Guarantee Period from among those we then offer, or

●	written instructions to transfer the Guarantee Amount to one or more Sub-Accounts, in accordance with the transfer privilege provisions of the Contract (see "Transfer Privilege").

If we receive no instructions from you prior to the Renewal Date, we will automatically renew your Fixed Account allocation into a new Guarantee Period of the same duration as the last Guarantee Period. If we are no longer offering a Guarantee Period of the same duration, we will automatically transfer your Fixed Account allocation into the Money Market Sub-Account.

A Guarantee Amount will not renew into a Guarantee Period that will extend beyond your maximum Annuity Commencement Date. In that case, unless you notify us otherwise, we will automatically transfer your Guarantee Amount into the Money Market Sub-Account.

These automatic transfers of Fixed Account Value into the Money Market Sub-Account will not count as a transfer for purposes of the transfer restrictions described under "Transfer Privilege."

     Early Withdrawals

If you withdraw, transfer, or annuitize an allocation from a Guarantee Period more than 30 days prior to the Renewal Date, we will apply a Market Value Adjustment to the transaction. This could result in an increase or a decrease of your Account Value, depending on interest rates at the time. You bear the risk that you will receive less than your principal if the Market Value Adjustment applies.

Transfer Privilege

     Permitted Transfers

During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:
●	you may not make more than 12 transfers in any Account Year;

●	the amount transferred from a Guarantee Period must be the entire Guarantee Amount, except for transfers of interest credited during the current Account Year;

●	at least 30 days must elapse between transfers to and from Guarantee Periods;

●	at least 6 days must elapse between transfers to and from the Sub-Accounts;

●	transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Funds; and

●	we impose additional restrictions on market timers, which are further described below.

These restrictions do not apply to transfers made under any approved Optional Program. At our discretion, we may waive some or all of these restrictions. Additional restrictions apply to transfers made under the Secured Returns for Life Plus Benefit. (See "Optional Living Benefit Rider: Secured Returns for Life Plus.")

We reserve the right to waive these restrictions and exceptions at any time. Any change will be applied uniformly. We will notify you of any change prior to its effectiveness.

There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. Transfers out of a Guarantee Period more than 30 days before the Renewal Date or any time after the Renewal Date will be subject to the Market Value Adjustment described below. Under current law, there is no tax liability for transfers.

     Requests for Transfers

You may request transfers in writing or by telephone. If the request is by telephone, it must be made before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. The telephone transfer privilege is available automatically during regular business hours before 4:00 p.m. Eastern Time, and does not require your written election. We will require personal identifying information to process a request for a transfer made by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

Your transfer request will be effective as of the close of the Business Day if we receive your transfer request before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be effective on the next Business Day.

     Short-Term Trading

The Contracts are not designed for short-term trading. If you wish to employ such strategies, do not purchase a Contract. Transfer limits and other restrictions, described below, are subject to our ability to monitor transfer activity. Some Contract Owners and their third party intermediaries engaging in short-term trading may employ a variety of strategies to avoid detection. Despite our efforts to prevent short-term trading, there is no assurance that we will be able to identify such Contract Owners or intermediaries or curtail their trading. A failure to detect and curtail short-term trading could result in adverse consequences to the Contract Owners. Short-term trading can increase costs for all Contract Owners as a result of excessive portfolio transaction fees. In addition, short-term trading can adversely affect a Fund's performance. If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies.

The Company has policies and procedures to discourage frequent transfers of contract value. As described above under "Transfer Privilege," such policies include limiting the number and timing of certain transfers, subject to exceptions described in that section and exceptions designed to protect the interests of individual Contract Owners. The Company also reserves the right to charge a fee for transfers.

Short-term trading activities whether by the Contract Owner or a third party authorized to initiate transfer requests on behalf of Contract Owner(s) may be subject to other restrictions as well. For example, we reserve the right to take actions against short-term trading which restrict your transfer privileges more narrowly than the policies described under "Transfer Privilege," such as requiring transfer requests to be submitted in writing through regular first-class U.S mail (e.g., no overnight, priority or courier delivery allowed), and refusing any and all transfer instructions.

If we determine that a third party acting on your behalf is engaging (alone or in combination with transfers effected by you directly) in a pattern of short-term trading, we may refuse to process certain transfers requested by such a third party. We impose additional administrative restrictions on third parties that engage in transfers of Contract Values on behalf of multiple Contract Owners at one time. Specifically, we limit the form of such large group transfers to fax or mail delivery only, require the third party to provide us with advance notice of any possible large group transfer so that we can have additional staff ready to process the request, and require that the amount transferred out of a Sub-Account for each Contract Owner be equal to 100% of that Contract Owner's value in the Sub-Account.

We will provide you written notification of any restrictions imposed.

In addition, some of the Funds impose, or reserve the right to impose, additional restrictions on transfers if the Fund's short-term trading strategy is more restrictive than the Company's policy. Accordingly, the Variable Account may not be in a position to effectuate some transfers with such Funds and, therefore, will be unable to process such transfer requests. We also reserve the right to refuse requests involving transfers to or from the Fixed Account.

We reserve the right to waive short-term trading restrictions, where permitted by law and not adverse to the interests of the relevant underlying Fund and other shareholders, in the following instances:
●	when a new broker of record is designated for the Contract;

●	when the Participant changes;

●	when control of the Contract passes to the designated beneficiary upon the death of the Participant or Annuitant;

●	when necessary in our view to avoid hardship to a Participant; or

●	when underlying Funds are dissolved or merged or substituted.

If short-term trading results as a consequence of waiving the restrictions against short-term trading, it could expose Contract Owners to certain risks. The short-term trading could increase costs for all Contract Owners as a result of excessive portfolio transaction fees. In addition, the short-term trading could adversely affect a Fund's performance. If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies. Unless the short-term trading policy and the permitted waivers of that policy are applied uniformly, some Contract Owners may experience a different application of the policy and therefore may experience some of these risks. We uniformly apply the short-term trading policy and the permitted waivers of that policy to all Contracts. If we did not do so, some Contract Owners could experience a different application of the policy and therefore may be treated unfairly. Too much discretion on our part in allowing the waivers of short-term trading policy could result in an unequal treatment of short-term traders by permitting some short-term traders to engage in short-term trading while prohibiting others from doing the same.

Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates

We may reduce or waive the withdrawal charge, the mortality and expense risk charges, the administrative services fee, the distribution fee, or the annual Account Fee, credit additional amounts, grant bonus Guaranteed Interest Rates in certain situations, or offer other options or benefits. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Participant, sales of large Contracts, and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see "Withdrawals, Withdrawal Charge and Market Value Adjustment."

Other Programs

     Monitoring Service

You may elect, no later than your Issue Date, to participate in the Privacy Guard program offered through Affinion Services Group, Inc. ("Affinion"). This program is designed to help you access and monitor personal information that is recorded by national credit reporting agencies, by supplying you with a credit report and providing periodic monitoring of any new activity on your credit accounts. To participate in this program, you must authorize us to release certain information to Affinion. This will allow Affinion to set up your participation in Privacy Guard. If you elect Privacy Guard, your participation in this program will be free of charge for a period of twelve months from your Issue Date or until you cancel your Contract, if sooner. After the initial twelve-month period, you will be billed directly by Affinion for this service. You may terminate your participation in this program at any time. If you surrender your Contract within the first year, your participation in the program will automatically end. This program may not be available in your state.

You may participate in any of the following optional programs free of charge. Transfers made pursuant to the provisions of the following optional programs will not be charged a transfer fee, nor will such transfers count as one of the 12 free transfers per year allowed under the section entitled "Transfer Privilege."

     Dollar-Cost Averaging

Dollar-cost averaging allows you to invest gradually, over time, in up to 12 Sub-Accounts. You may select a dollar-cost averaging program at no extra charge by allocating a minimum to a designated Sub-Account or to a Guarantee Period we make available in connection with the program. (We reserve the right to limit minimum investments to at least $1,000.) Amounts allocated to the Fixed Account under the program will earn interest at a rate declared by the Company for the Guarantee Period you select. Previously applied amounts may not be transferred to a Guarantee Period made available in connection with this program. At regular intervals, we will transfer the same amount automatically (including a portion of the Purchase Payment Interest) to one or more Sub-Accounts that you choose, up to a maximum of 12 Sub-Accounts. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program. The final amount transferred from the Fixed Account will include all interest earned (excluding Purchase Payment Interest).

No Market Value Adjustment (either positive or negative) will apply to amounts automatically transferred from the Fixed Account under the dollar-cost averaging program. However, if you discontinue or alter the program prior to completion, amounts remaining in the Fixed Account will be transferred to the Money Market Sub-Account, unless you instruct us otherwise, and the Market Value Adjustment will be applied. Any new allocation of a Purchase Payment to the program will be treated as commencing a new dollar-cost averaging program and may be subject to the minimum.

The main objective of a dollar-cost averaging program is to minimize the impact of short-term price fluctuations on Account Value. In general, since you transfer the same dollar amount to the variable investment options at set intervals, dollar-cost averaging allows you to purchase more Variable Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. A dollar-cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar-cost averaging program does not insure a profit or protect against loss in a declining market. We do not allow transfers into any of the Guarantee Periods.

     Asset Allocation

One or more asset allocation programs may be available in connection with the Contracts, at no extra charge. Asset allocation is the process of investing in different asset classes -- such as equity funds, fixed income funds, and money market funds -- depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market.

Currently, you may select one of the available asset allocation models, each of which represents a combination of Sub-Accounts with a different level of risk. These asset allocation models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure. We may add or delete such programs in the future.

Our asset allocation programs are "static" programs. That is to say, if you elect an asset allocation program, we automatically rebalance your Account Value among the Sub-Accounts represented in the model you chose, but we do not change your original percentage allocations among the Sub-Accounts in your chosen model, unless you advise us to do so. Nevertheless, we have selected an independent third-party administrator who reviews the existing models annually to determine whether the investment objective of the model is being met in light of changing markets. Based upon this review, the third-party administrator may recommend that new models be substituted for the existing models. If so, the new models will only be offered to Contracts issued on or after the date the new model goes into effect or to Owners who elect an asset allocation program on or after that date. Owners of any existing asset allocation programs may make an independent decision to change their asset allocations at any time. You should consult your financial adviser periodically to consider whether the model you have selected is still appropriate for you.

     Systematic Withdrawal and Interest Out Programs

You may select our Systematic Withdrawal Program or our Interest Out Program. Under the Systematic Withdrawal Program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed Account Value and/or Variable Account Value and we will effect them automatically. Under the Interest Out Program, we automatically pay you, or reinvest, interest credited for all Guarantee Periods you have chosen. The withdrawals under these programs may be subject to surrender charges and a Market Value Adjustment. They may also be included as income and subject to a 10% federal tax penalty. You should consult a qualified tax professional before choosing these options. We reserve the right to limit the election of either of these programs to Contracts with a minimum Account Value of $10,000.

You may change or stop either program at any time, by written notice to us or other means approved by us.

     Portfolio Rebalancing Program

Under the Portfolio Rebalancing Program, we transfer funds among all Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis.

Portfolio Rebalancing does not permit transfers to or from any Guarantee Period.

     Secured Future Program

Under the Secured Future Program, we divide your Purchase Payments and Purchase Payment Interest between the Fixed Account and the Variable Account. For the Fixed Account portion, you choose a Guarantee Period from among those we offer. We then allocate to that Guarantee Period the portion of your Purchase Payment and Purchase Payment Interest necessary so that, at the end of the Guarantee Period, your Fixed Account allocation, including interest, will equal the entire amount of your original Purchase Payment. The remainder of the original Purchase Payment and Purchase Payment Interest will be invested in the Sub-Accounts of your choice. At the end of the Guarantee Period, you will be guaranteed the amount of your original Purchase Payment and Purchase Payment Interest (assuming no withdrawals or transfers), plus you will have the benefit, if any, of the investment performance of the Sub-Accounts you have chosen.

WITHDRAWALS, WITHDRAWAL CHARGE AND MARKET VALUE ADJUSTMENT

Cash Withdrawals

     Requesting a Withdrawal

At any time during the Accumulation Phase you may withdraw in cash all or any portion of your Account Value. To make a withdrawal, other than a Systematic Withdrawal, you must send us a written request at our Annuity Mailing Address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to receive.

All withdrawals may be subject to a withdrawal charge (see "Withdrawal Charge"), and withdrawals from your Fixed Account Value also may be subject to a Market Value Adjustment (see "Market Value Adjustment"). Withdrawals also may have adverse federal income tax consequences, including a 10% penalty tax (see "Tax Considerations"). You should carefully consider these tax consequences before requesting a cash withdrawal.

     Full Withdrawals

If you request a full withdrawal, we calculate the amount we will pay you as follows: we start with the total value of your Account at the end of the Valuation Period during which we receive your withdrawal request; we deduct the Account Fee, if applicable, for the Account Year in which the withdrawal is made; we calculate and then add or subtract the amount of any Market Value Adjustment applicable to your Fixed Account Value; and finally, we calculate and then deduct any applicable withdrawal charge.

A full withdrawal results in the surrender of your Contract, and cancellation of all rights and privileges under your Contract.

     Partial Withdrawals

Unless you specify otherwise, when you request a partial withdrawal, we will deduct the actual amount specified in your request and then adjust the value of your Account by deducting the amount paid, adding or deducting any Market Value Adjustment applicable to amounts withdrawn from the Fixed Account, and deducting any applicable withdrawal charge.

You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Amount to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata, based on your Account Value at the end of the Valuation Period during which we receive your request.

Partial withdrawals may affect any death benefit or living benefit amount. In calculating the amount payable under the living benefit or death benefit, we may reduce the benefit amount to an amount equal to the benefit amount payable immediately before withdrawal multiplied by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal. (See "Withdrawals Under the Optional Living Benefit Rider" and "Calculating the Death Benefit.")

If you request a partial withdrawal that would result in your Account Value being reduced to an amount less than the Account Fee for the Account Year in which you make the withdrawal, we reserve the right to treat it as a request for a full withdrawal.

     Time of Payment

We will pay you the applicable amount of any full or partial withdrawal within 7 days after we receive your withdrawal request, except in cases where we are permitted, and choose, to defer payment under the Investment Company Act of 1940 and applicable state insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for the following periods:
●	when the New York Stock Exchange is closed (except weekends and holidays) or when trading on the New York Stock Exchange is restricted;

●	when it is not reasonably practical to dispose of securities held by a Fund or to determine the value of the net assets of a Fund, because an emergency exists; or

●	when an SEC order permits us to defer payment for the protection of Participants.

We also may defer payment of amounts you withdraw from the Fixed Account for up to 6 months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.

     Withdrawal Restrictions for Qualified Plans

If your Contract is a Qualified Contract, you should carefully check the terms of your retirement plan for limitations and restrictions on cash withdrawals.

Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities. (See "Tax Considerations -- Tax-Sheltered Annuities.")

Withdrawal Charge

We do not deduct any sales charge from your Purchase Payments when they are made. However, we may impose a withdrawal charge (known as a "contingent deferred sales charge") on certain amounts you withdraw. We impose this charge to defray some of our expenses related to the sale of the Contracts, such as commissions we pay to agents, the cost of sales literature, and other promotional costs and transaction expenses.

     Free Withdrawal Amount

In each Account Year you may withdraw a portion of your Account Value -- which we call the "free withdrawal amount" -- before incurring the withdrawal charge. For any year, the free withdrawal amount is equal to the amount of all Purchase Payments made before the last 7 Account Years that you have not previously withdrawn, PLUS the greater of:
●	your Contract's earnings (defined below) during the prior Account Year; and

●	10% of the amount of all Purchase Payments you have made during the last 7 Account Years, including the current Account Year.

Any portion of the "free withdrawal amount" that you do not use in an Account Year is not cumulative; that is, it will not be carried forward or available for use in future years.

Your Contract's earnings during the prior Account Year are equal to:
●	the difference between your Account Value at the end of the prior Account Year and your Account Value at the beginning of the prior Account Year, minus

●	any Purchase Payments made during the prior Account Year, plus

●	any partial withdrawals and charges taken during the prior Account Year.

For an example of how we calculate the "free withdrawal amount," see Appendix B.

     Order of Withdrawal

When you make a withdrawal, we consider the free withdrawal amount to be withdrawn first. We consider Purchase Payments that you have not already withdrawn (beginning with the oldest remaining Purchase Payment) to be withdrawn next. Once all Purchase Payments are withdrawn, the balance withdrawn is considered to be earnings and is not subject to a withdrawal charge.

     Calculation of Withdrawal Charge

We calculate the amount of the withdrawal charge by multiplying the Purchase Payments you withdraw by a percentage. The percentage varies according to the number of Account Years the Purchase Payment has been held in your Account, including the Account Year in which you made the Payment, but not the Account Year in which you withdraw it. Each Payment begins a new 7-year period and moves down the declining surrender charge scale as shown below at each Account Anniversary. Payments received during the current Account Year will be charged 8%, if withdrawn. On your next scheduled Account Anniversary, that Payment, along with any other Payments made during that Account Year, will be considered to be in their second Account Year and will have an 8% withdrawal charge. On the next Account Anniversary, these Payments will move into their third Account Year and will have a withdrawal charge of 7%, if withdrawn. This withdrawal charge decreases according to the number of Account Years the Purchase Payment has been held in your Account. The Withdrawal Charge scale is as follows:

Number of Account Years
Payment Has Been	Withdrawal
In Your Account	Charge
0-1	8%
1-2	8%
2-3	7%
3-4	6%
4-5	5%
5-6	4%
6-7	3%
7+	0%

For example, the percentage applicable to withdrawals of a Payment that has been in an Account for more than 2 Account Years but less than 3 will be 7% regardless of the issue date of the Contract.

The withdrawal charge will never be greater than 8% of the aggregate amount of Purchase Payments you make under your Contract.

For a Group Contract, we may modify the withdrawal charges and limits, upon notice to the Owner of the Group Contract. However, any modification will apply only to Accounts established after the date of the modification.

For additional examples of how we calculate withdrawal charges, see Appendix B.

Types of Withdrawals Not Subject to Withdrawal Charge

     Nursing Home Waiver

If approved by your state, we will waive the withdrawal charge for a full withdrawal if:
●	at least one year has passed since your Issue Date;

●	you are confined to an eligible nursing home and have been confined there for at least the preceding 180 days, or any shorter period required by your state; and

●	your confinement to an eligible nursing home began after your Issue Date.

An "eligible nursing home" means a licensed hospital or licensed skilled or intermediate care nursing facility at which medical treatment is available on a daily basis and daily medical records are kept for each patient. You must provide us with evidence of confinement in the form we determine.

     Minimum Distributions

For each Qualified Contract, the free withdrawal amount in any Account Year will be the greater of the free withdrawal amount described above or any amounts required to be withdrawn to comply with the minimum distribution requirement of the Internal Revenue Code. This waiver of the withdrawal charge applies only to the portion of the required minimum distribution attributable to that Qualified Contract.

     Other Withdrawals

We do not impose the withdrawal charge on amounts you apply to provide an annuity, amounts withdrawn from a Non-Qualified Contract as part of our non-qualified stretch program, amounts we pay as a death benefit, except under the Cash Surrender method, or amounts you transfer among the Sub-Accounts, between the Sub-Accounts and the Fixed Account, or within the Fixed Account.

Market Value Adjustment

If permitted under the laws of your state, we will apply a Market Value Adjustment if you withdraw or transfer amounts from your Fixed Account Value more than 30 days before the end of the applicable Guarantee Period. For this purpose, using Fixed Account Value to provide an annuity is considered a withdrawal, and the Market Value Adjustment will apply. However, we will not apply the Market Value Adjustment to automatic transfers to a Sub-Account from a Guarantee Period as part of our dollar-cost averaging program.

We apply the Market Value Adjustment separately to each Guarantee Amount in the Fixed Account, that is to each separate allocation you have made to a Guarantee Period together with interest credited on that allocation. However, we do not apply the adjustment to the amount of interest credited during your current Account Year. Any withdrawal from a Guarantee Amount is attributed first to such interest.

A Market Value Adjustment may decrease, increase or have no effect on your Account Value. This will depend on changes in interest rates since you made your allocation to the Guarantee Period and the length of time remaining in the Guarantee Period. In general, if the Guaranteed Interest Rate we currently declare for Guarantee Periods equal to the balance of your Guarantee Period (or your entire Guarantee Period for Guarantee Periods of less than one year) is higher than your Guaranteed Interest Rate, the Market Value Adjustment is likely to decrease your Account Value. If our current Guaranteed Interest Rate is lower, the Market Value Adjustment is likely to increase your Account Value.

We determine the amount of the Market Value Adjustment by multiplying the amount that is subject to the adjustment by the following formula:

[(1 + I) / (1 + J + b)] ^ (N/12)   -1

where:
I	is the Guaranteed Interest Rate applicable to the Guarantee Amount from which you withdraw, transfer or annuitize;

J

is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for Guarantee Periods equal to the length of time remaining in the Guarantee Period applicable to your Guarantee Amount, rounded to the next higher number of complete years, for Guarantee Periods of one year or more. For any Guarantee Periods of less than one year, J is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for a Guarantee Period of the same length as your Guarantee Period. If, at that time, we do not offer the applicable Guarantee Period we will use an interest rate determined by straight-line interpolation of the Guaranteed Interest Rates for the Guarantee Periods we do offer;

N	is the number of complete months remaining in your Guarantee Period; and

b

is a factor that currently is 0% but that in the future we may increase to up to 0.25%. Any increase would be applicable only to Participants who purchase their Contracts after the date of that increase. The "b" factor is the amount that will be used to cover market volatility (i.e., credit risk), basis risk, and/or liquidity costs.

We will apply the Market Value Adjustment to the amount being withdrawn after deduction of any Account Fee, if applicable, but before we impose any withdrawal charge on the amount withdrawn.

For examples of how we calculate the Market Value Adjustment, see Appendix B.

CONTRACT CHARGES

Account Fee

During the Accumulation Phase of your Contract, we will deduct from your Account an annual Account Fee of $50 to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Account Anniversary. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Period, based on the allocation of your Account Value on your Account Anniversary.

We will not charge the Account Fee if:
●	your Account Value has been allocated only to the Fixed Account during the applicable Account Year; or

●	your Account Value is $100,000 or more on your Account Anniversary.

If you make a full withdrawal of your Account, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Account Anniversary and the day before the Annuity Commencement Date.

After the Annuity Commencement Date, we will deduct an annual Account Fee of $50 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any Account Fee from Fixed Annuity payments.

Administrative Expense Charge and Distribution Fee

We deduct an administrative expense charge from the assets of the Variable Account at an annual effective rate equal to 0.15% during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for expenses we incur in administering the Contracts, Participant Accounts and the Variable Account that are not covered by the annual Account Fee.

We also deduct a distribution fee from the assets of the Variable Account at an effective annual rate equal to 0.15% during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for the expenses associated with distributing and issuing the Contracts.

Mortality and Expense Risk Charge

During the Accumulation Phase, we deduct a mortality and expense risk charge from the assets of the Variable Account at an effective annual rate equal to 1.40%, if you are age 75 or younger on the Open Date (1.60%, if you are age 76 or older on the Open Date). The mortality risk we assume arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. This obligation assures each Annuitant that neither the longevity of fellow Annuitants nor an improvement in life expectancy generally will have an adverse effect on the amount of any annuity payment received under the Contract. The mortality risk also arises from our contractual obligation to pay a death benefit upon the death of the Participant prior to the Annuity Commencement Date. The expense risk we assume is the risk that the annual Account Fee, the administrative expense charge, and the distribution fee we assess under the Contract may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover the mortality and expense risks, we will bear the loss. If the amount of the charge is more than sufficient to cover the risks, we will make a profit on the charge. We expect to make a profit on the excess expense charge associated with the Purchase Payment Interest. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contract.

Charges for Optional Benefit Riders

If you elect Secured Returns for Life Plus, we will deduct a specific charge from your Account Value on the last day of the Account Quarter. ("Account Quarters" are defined as three-month periods, with the first Account Quarter beginning on your Issue Date.) The charge per year is currently equal to 0.50% of your Account Value. See "Cost of the Optional Living Benefit Rider" under "Optional Living Benefit Rider: Secured Returns for Life Plus." For Contracts issued in the state of Washington, the charge is assessed on Variable Account Value only.

If you elect an optional death benefit rider, we will deduct, during the Accumulation Phase, a charge from the assets of the Variable Account depending upon which of the optional death benefit rider(s) you elect.

% of Average
Rider(s) You Elect*	Daily Net Assets
"MAV"	0.20%
"5% Roll-Up"	0.20%
"EEB Premier"	0.25%
"EEB Premier with MAV"	0.40%
"EEB Premier with 5% Roll-Up"	0.40%
"EEB Premier Plus"	0.40%

                     *As defined below under "Optional Death Benefits."

Premium Taxes

Some states and local jurisdictions impose a premium tax on us that is equal to a specified percentage of the Purchase Payments you make. In many states there is no premium tax. We believe that the amounts of applicable premium taxes currently range from 0% to 3.5%. You should consult a qualified tax professional to find out if your state imposes a premium tax and the amount of any tax.

In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.

Fund Expenses

There are fees and charges deducted from each Fund. These fees and expenses are described in the Fund prospectuses and related Statements of Additional Information.

Modification in the Case of Group Contracts

For Group Contracts, we may modify the annual Account Fee, the administrative expense charge and the mortality and expense risk charge upon notice to Owners. However, such modification will apply only with respect to Participant Accounts established after the effective date of the modification.

OPTIONAL LIVING BENEFIT RIDER: SECURED RETURNS FOR LIFE PLUS

At issue, you may elect to participate in an optional living benefit rider: Secured Returns for Life Plus (an "Optional Living Benefit" or a "Benefit"). The Benefit provides a guarantee of a return of your initial Purchase Payment (adjusted for subsequent Purchase Payments and withdrawals), during the accumulation period. (You should note that the benefit does not, in all cases, guarantee payments "for Life." Certain actions you take may reduce, or even exhaust, your benefit.) You may elect the Benefit on or before the Issue Date, provided:
●	the rider is available for sale in the state where the Contract is sold;

●	you limit the allocation of your Purchase Payments and Account Value to the investment options, known as "Designated Funds" that we make available with each rider; and

●	the oldest Owner has not attained age 86 on the Open Date.

You have the option of choosing between two different payment options under Secured Returns for Life Plus: the Guaranteed Minimum Accumulation Benefit ("AB Plan") and the Guaranteed Minimum Withdrawal Benefit ("WB Plan"). These options are described in detail under captions containing those names.

We use the following definitions to describe how Secured Returns for Life Plus works:

AB Plan Maturity Date	The date when the AB Plan matures which is on the 10th Account Anniversary, or if you elect to "step-up" your guaranteed values under the rider, 10 years from the date of the step-up.
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Plus 5 Period:	The period of time equal in length to the first 10 Account Years; or, if less than 10 years, the period of time up to the Account Year in which the oldest Contract Owner attains age 80.

Bonus Base:

An amount equal to the initial Purchase Payment on the date the Contract is issued, and later is adjusted for any subsequent Purchase Payments, step-ups, and partial withdrawals made during the Plus 5 Period.

Guaranteed Living Benefit Amount (the "GLB amount"):

The minimum amount guaranteed under the Contract while you are participating in the AB Plan. The GLB amount is initially equal to your initial Purchase Payment, which is adjusted for any subsequent Purchase Payments, step-ups, and partial withdrawals. The GLB amount is also used to set the RGLB amount on the date you elect the WB Plan.

Remaining Guaranteed Living Benefit (the "RGLB amount"):

If you elect the WB Plan, the minimum amount guaranteed under the Plan. The RGLB amount equals the GLB amount plus any accrued bonus amount on the date you choose to participate in the WB Plan. This amount will be adjusted for subsequent Purchase Payments, step-ups, bonus amounts, and partial withdrawals.

Guaranteed Living Benefit Base (the "GLB Base"):

A value equal to the RGLB amount on the date you elect to participate in the WB Plan. The GLB Base is adjusted later for any subsequent Purchase Payments, step-ups, bonus amounts, and partial withdrawals. The GLB Base is used to establish the Maximum WB Amount.

Lifetime Income Base:

A value equal to the RGLB amount on the WB Plan election date, if you are age 60 or older on said date. A value equal to the RGLB amount on the Account Anniversary on or immediately following your 59th birthday, if you are less than age 60 on the WB Plan election date. The Lifetime Income Base is adjusted later for any subsequent Purchase Payments, step-ups, bonus amounts, and partial withdrawals. The Lifetime Income Base is used to establish the Maximum WB for Life Amount.

Maximum WB Amount:	The maximum guaranteed amount available for annual withdrawal until your RGLB amount has been reduced to zero. The annual Maximum WB Amount is equal to 5% of the GLB Base.

Maximum WB For Life Amount:

The maximum guaranteed amount available for annual withdrawal during your lifetime. The Maximum WB for Life Amount is equal to 4% or 5% of the current Lifetime Income Base depending upon the age of the Contract Owner on the date of the first withdrawal under the WB Plan or last Step-Up Date. If your Contract is co-owned, the age of the oldest co-owner will be used to determine the Maximum WB for Life Amount. (You should be aware that the Maximum WB for Life Amount is not a guaranteed amount. Certain actions you take could reduce the value of your Maximum WB for Life Amount to zero.)

You and Your:

Under this optional living benefit rider, the terms "you" and "your" refer to the oldest Owner or the surviving spouse of the oldest Owner as described under "Your Death Under the AB Plan" and "Your Death Under the WB Plan." In the case of a non-natural owner, these terms refer to the oldest annuitant.


We also use the following acronyms when discussing the features of Secured Returns for Life Plus:

WB Plan	Guaranteed Minimum Withdrawal Benefit Plan

AB Plan	Guaranteed Minimum Accumulation Benefit Plan

GLB Amount	Guaranteed Living Benefit Amount

RGLB Amount	Remaining Guaranteed Living Benefit Amount

Maximum WB Amount	Maximum Guaranteed Minimum Withdrawal Benefit Amount

Maximum WB for Life Amount	Maximum Guaranteed Minimum Withdrawal Benefit for Life Amount

RMD Amount	Required Minimum Distribution Amount

Yearly RMD Amount	Yearly Required Minimum Distribution Amount

To participate in Secured Returns for Life Plus, all of your Account Value must be invested in one or more of the "Designated Funds" during the entire term of the plan: a 10-year period under the AB Plan or, if you elected the WB Plan, until the RGLB amount is reduced to zero and the Lifetime Income Base is zero. Your application lists the only Funds, Guarantee Period dollar cost averaging programs, and asset allocation models that currently qualify as "Designated Funds." We reserve the right to change the available Designated Funds on new and existing Contracts without prior notice. Any time there is a change in the Designated Funds, your Account Value will remain in the previously available Designated Funds. However, any future transfers or Purchase Payments you make may only be allocated to the Designated Funds then available.

You may combine your optional living benefit rider with any optional death benefit rider other than the EEB Premier Plus rider. Upon annuitization, Secured Returns for Life Plus and any elected optional death benefit rider automatically terminate.

Secured Returns for Life Plus guarantees a return of your initial Purchase Payment regardless of the investment performance of the underlying funds, provided that you comply with certain requirements. The amount guaranteed can be greater than or less than your Account Value. The guaranteed amount can be paid out under a Guaranteed Minimum Accumulation Benefit ("AB") Plan, which provides for a return of your guaranteed amount on the AB Plan Maturity Date, or a Guaranteed Minimum Withdrawal Benefit ("WB") Plan, which provides for a return of your guaranteed amount through periodic withdrawals or, if you meet certain conditions, payments for life.

In addition, Secured Returns for Life Plus includes a bonus feature (called the "Plus 5 Program") that may increase the guaranteed amount under the WB Plan provided no withdrawals are taken during an Account Year. These bonuses will not increase your guaranteed amount under the AB Plan. But we will keep track of any bonuses while you are in the AB Plan and apply them to the WB Plan, if and when you transfer into the WB Plan. The bonuses under the Plus 5 Program are discussed further under "Plus 5 Program."

If you elect Secured Returns for Life Plus, you are automatically enrolled in the AB Plan. At any time, you may elect instead to receive your benefit under the WB Plan, provided that you make the election prior to the earliest of the Contract's maximum Annuity Commencement Date (the first day of the month following the youngest Annuitant's 95th birthday), the date you annuitize, and the date your AB Plan matures. Once you elect to participate in the WB Plan, you may not change your election to the AB Plan. If you do not specifically elect the WB Plan, you will be deemed to have elected to remain in the AB Plan.

Guaranteed Minimum Accumulation Benefit ("AB") Plan

Under its terms, the AB Plan matures on the AB Plan Maturity Date. On that date, we will credit your Account Value with any excess of your GLB amount over your Account Value after adjusting for any Contract charges or credits. Any such amount will be allocated on a pro rata basis to all Designated Funds in which you are invested at that time.

Your GLB amount and your Bonus Base are equal to the sum of 100% of your initial Purchase Payment plus a specified percentage of any subsequent Purchase Payments, adjusted in amount for step-ups (described below under "Step-Up") and partial withdrawals. If you make one or more subsequent Purchase Payments during the 10-year period, the period will not restart. Rather, the percentage of guaranteed return for each subsequent Purchase Payment after the second Account Anniversary will be reduced depending upon the Account Year in which it was made, as follows:

Account Year in which Purchase Payment was made	Percentage added to the GLB amount and to the Bonus Base
1-2	100%
3-5	85%
6-8	70%
9-10	60%

Note that the timing and amount of subsequent Purchase Payments and withdrawals may significantly affect the total Secured Returns for Life Plus Benefit.

If your Account Value is greater than your GLB amount on the AB Plan Maturity Date, we will credit your Account Value with an amount equal to the charges you paid for Secured Returns for Life Plus. (See "Refund of Rider Charges Under the AB Plan.") For examples of how we calculate benefits under the AB Plan, see Examples 1 through 4 in Appendix J.

Guaranteed Minimum Withdrawal Benefit ("WB") Plan

Under the terms of the WB Plan, you are guaranteed a return of your RGLB amount even if your Account Value becomes zero. Each Account Year during which the WB Plan is in effect, you can withdraw up to your Maximum WB Amount until your RGLB amount has been depleted. Once the RGLB amount is reduced to zero, your GLB Base is permanently set to zero as well. However, if you exceed your Maximum WB Amount in any one Account Year, your RGLB and future guaranteed withdrawals will be reduced in the manner described below under "Withdrawals Under the Optional Living Benefit Rider."

The WB Plan also guarantees that, if you have chosen the WB Plan and if you are age 60 or older, you can withdraw up to your Maximum WB for Life Amount every Account Year that you are alive, even if your Account Value has been depleted. If you are younger than age 60, you may withdraw up to your Maximum WB for Life Amount every Account Year after your first Account Anniversary following your 59th birthday. If you exceed your Maximum WB for Life Amount in any one Account Year, the amount of your subsequent guaranteed lifetime withdrawals will be reduced in the manner discussed below under "Withdrawals Under the Optional Living Benefit Rider."

Your Maximum WB Amount is a set dollar amount equal to 5% of your GLB Base. On the day you elect to participate in the WB Plan, we set your RGLB amount to equal your GLB amount as described under "Guaranteed Minimum Accumulation Benefit ("AB") Plan" plus any accrued bonuses. Your GLB Base also is set equal to the RGLB amount on the date you elect to participate in the WB Plan. This value is used to determine your Maximum WB Amount as discussed further below.

To calculate your Maximum WB for Life Amount, we must first determine your Lifetime Income Base. The Lifetime Income Base is an amount equal to the RGLB amount on:
●	the date you elected to participate in the WB Plan if you are age 60 or older on that date, or

●	your first Account Anniversary after your 59th birthday, if you are 59 or younger on the date you elect to participate in the WB Plan.

The Maximum WB for Life Amount will then be calculated, based upon your age on the date of the first withdrawal under the WB Plan, as follows:

Your Age on Date of First Withdrawal under WB Plan	Maximum WB for Life Amount

65 or older	5% of the Lifetime Income Base

64 or younger	4% of the Lifetime Income Base

You are not required to make any withdrawals after you have elected the WB Plan; however, each time you make a withdrawal, we determine whether the withdrawal has exceeded the Maximum WB Amount, the Maximum WB for Life Amount, or both. If you have exceeded the Maximum WB Amount or the Maximum WB for Life Amount, we determine the new maximum amount(s) for future withdrawals. In any one Account Year, withdrawals in excess of your Maximum WB Amount or your Maximum WB for Life Amount may reduce or eliminate your future guaranteed withdrawals, possibly reducing the guaranteed minimum withdrawal benefit to an amount less than the sum of your Purchase Payments. (See "Withdrawals Under the Optional Living Benefit Rider.").

Provided your RGLB amount and Account Value have not been reduced to zero, any Purchase Payment made after you have elected the WB Plan, and before your fourth Account Anniversary, will increase your RGLB amount, your GLB Base, your Bonus Base, and your Lifetime Income Base each by 100% of such Purchase Payment. Therefore, your Maximum WB Amount will equal 5% of your new GLB Base. Your Maximum WB for Life Amount will equal 4% or 5% of your new Lifetime Income Base, depending upon your age on the date of your first withdrawals under the WB Plan as shown in the above chart or your last "Step-Up Date," described under "Step-Up." Under the WB Plan, after your fourth Account Anniversary, you may not make any additional Purchase Payments unless your benefit under the rider has been cancelled, terminated, or revoked. After the fourth Account Anniversary, any Purchase Payments submitted by an Owner while participating in the optional living benefit rider will be treated as "Not in Good Order" and returned to the Owner, unless the Owner instructs us to terminate his participation in the rider.

For examples of how we calculate benefits under the WB Plan, see Examples 5, 6, 9, 10, 11, 14, and 15 in Appendix J.

     Plus 5 Program

The Plus 5 Program gives you the opportunity to increase your guaranteed living benefit if you defer taking withdrawals. That is to say, if you have selected the Benefit and you do not take any withdrawals in the early Account Years, you will be able to take larger withdrawals in the later Account Years. Under Secured Returns for Life Plus, the Plus 5 Program is automatically available to you during your first 10 Account Years (the "Plus 5 Period"). However, if you are 70 or older on the Issue Date, the Plus 5 Period ends on your 80th birthday. Under the Plus 5 Program, if you do not take any withdrawals during any one or more Account Years, we will automatically calculate a bonus based upon your initial Purchase Payment (the "Bonus Base") and adjusted for additional Purchase Payments, step-ups, and partial withdrawals. Although we calculate the amount of your bonus each year regardless of whether you are participating in the AB Plan or the WB Plan, you can benefit from any bonus amount only if you choose to participate in the WB Plan, as follows:

●

Assume you are participating in the AB Plan. Under this Plan, you only have the potential for increasing the amount of your withdrawals in later Account Years. For each year you do not take a withdrawal during the Plus 5 Period, we will calculate a bonus equal to 5% of your Bonus Base and add it to an existing accrued bonus amount. The bonuses you earn will accumulate but will not increase your Account Value, your GLB amount, or any guarantee payments you receive under the AB Plan. If you choose to switch to the WB Plan, that potential for larger withdrawals will be realized. When you switch to the WB Plan, we will set your RGLB amount to equal your GLB amount plus any bonuses accumulated under your Contract while you were participating in the AB Plan.

●

Assume you are participating in the WB Plan. Under this Plan, the potential for larger withdrawals will be realized. Each year you do not take a withdrawal during the Plus 5 Period, we will not only calculate a bonus equal to 5% of your Bonus Base, but we will add that bonus to your RGLB amount on your Account Anniversary. In this way, your withdrawals under the WB Plan will be larger in the later years than they would have been without the Plus 5 Program. Each time we add a bonus to the RGLB amount, we will also recalculate your GLB Base and Lifetime Income Base as described below.

After the addition of any bonus, your new GLB Base will be the greater of:

●	your GLB Base prior to the addition of the amount of any bonus, and

●	your RGLB amount after the addition of any applicable bonus.

If your age is within our age limitations, we will calculate a new Lifetime Income Base. Your new Lifetime Income Base will be equal to the greater of:

●	your Lifetime Income Base prior to the addition of the bonus amount, and

●	the lesser of:

●	your RGLB amount after the addition of the bonus amount, and

●	your previous Lifetime Income Base plus the addition of any bonus amount.

While you are participating in the AB Plan during the Plus 5 Period, any bonuses that apply to your Contract will only accumulate and will not increase your GLB amount or any guarantee payments you receive under the AB Plan. However, for each Account Year that you do not take a withdrawal during the Plus 5 Period, the bonus will be calculated and added to the existing accrued bonus amount.

When and if you elect to participate in the WB Plan, your RGLB amount is set equal to your GLB amount plus any bonuses accumulated under your Contract while you were participating in the AB Plan. Your accrued bonus amount will then be set at zero. Any future bonus amounts, if applicable, while you are participating in the WB Plan, will be added each year, as described above.

Bonuses under the Plus 5 Plan do not increase your Account Value; you can benefit from any such bonus only if you choose the WB Plan.

     "Build Your Portfolio"

Among the choices of "Designated Funds" is a selection of funds ("portfolio model"), that you design yourself using certain broad guidelines that we provide. To "build your portfolio," you pick funds from each of five asset classes: cash and short-term bond funds; intermediate and long-term bond funds; core equity funds; growth equity funds; and specialty funds. Altogether you must pick at least three funds but no more than 18 funds for your portfolio model. The amount you may invest in each asset class is determined by a percentage range that we provide for each asset class. The sum of the percentages you invest in the five asset classes altogether must total 100%. A chart showing the funds available in each asset class and the percentage range assigned to each asset class is included in Appendix L.

You may transfer funds within the asset classes as long as your allocations remain within the percentage ranges we have established, and you adhere to the transfer provisions of your Contract. (See "Transfer Privilege.") Withdrawals out of your portfolio model will be taken pro-rata from each of your selected funds. Any additional Purchase Payments will be allocated proportionally to your current fund selection. At any time you can change your fund selection by providing new allocation instructions. Your new instructions will change your existing allocations accordingly. Your portfolio will be rebalanced quarterly to maintain your percentage allocations in line with the performance of the funds over the prior quarter.

If at any time, a fund is closed to new business, no new payments or transfers into the fund will be permitted, however, portfolio rebalancing of the fund will continue. To make a payment into your portfolio model after a fund within the model has been closed, you must redesign your portfolio model without the closed fund. Your entire Account Value will then be reallocated to your new portfolio model.

Cost of the Optional Living Benefit Rider

Unlike other Contract charges, the charge for Secured Returns for Life Plus will not be calculated as a percentage of average daily net assets as described under "Variable Accumulation Unit Value." Instead, the charge for the Benefit will be made as a specific deduction from the Account Value, taken on the last valuation day of the Account Quarter. For Contracts issued in the State of Washington, the charge for the Benefit will be made as a specific deduction from Variable Account Value, taken on the last valuation day of the Account Quarter. ("Account Quarters" are defined as three-month periods, with the first Account Quarter beginning on your Issue Date.) The charge per year for Secured Returns for Life Plus is currently equal to 0.50% of your Account Value (Variable Account Value in Washington). The quarterly charge will be determined by multiplying the Account Value (Variable Account Value in Washington) at the end of the Account Quarter by 0.00125. (See Example 18 in Appendix J.) The specific amount of the quarterly charge will be reflected on your quarterly account statement.

We will continue to deduct this charge until:
●	you annuitize; or

●	under the provisions of Secured Returns for Life Plus;

●	your benefit matures;

●	your benefit is revoked (see "Revocation of the Optional Living Benefit Rider"); or

●	your RGLB amount and your Lifetime Income Base are both reduced to zero under the WB Plan.

Cancellation of the Benefit (caused by a transfer out of the Designated Funds, a Purchase Payment allocation to a non-Designated Fund, or an assignment) will not terminate the charge (except in Oregon), until the 7th Account Anniversary. (See "Cancellation of the Optional Living Benefit Rider.")

Withdrawals Under the Optional Living Benefit Rider

All withdrawals under Secured Returns for Life Plus are subject to withdrawal charges if they are in excess of the annual free withdrawal amount. (See "Free Withdrawal Amount" under "Withdrawal Charge.") In addition, any withdrawals you take under Secured Returns for Life Plus will reduce the value of your benefit under the rider. Such withdrawals affect your benefit differently depending upon whether you are participating in the AB Plan or the WB Plan.

Assume you are participating in the AB Plan. Any withdrawals you make will reduce the dollar value of your benefits under this rider proportionally to the amount withdrawn. For example, after a partial withdrawal, the new GLB amount will equal

old GLB amount x	Account Value immediately before partial withdrawal
Account Value immediately after partial withdrawal

Therefore, on your AB Maturity Date, instead of crediting your Account Value with the full amount of your benefit, we will reduce the amount we credit proportionally to the amount withdrawn. We will also proportionally reduce your Bonus Base and any accrued bonuses using a similar calculation. (See Examples 3 and 15 in Appendix I.) However, as discussed in detail under "Plus 5 Program," even though the Bonus Base and accrued bonuses are calculated while you are in the AB Plan, you can benefit from any bonus amount only if you choose to participate in the WB Plan.

Assume you are participating in the WB Plan and you want to receive the full amount of your guaranteed benefit over a period of years. To maximize your guaranteed benefit, you may withdraw no more than a specified amount each year. In other words, each year, you may withdraw no more than your Maximum WB Amount. Your guaranteed benefit amount (the RGLB amount) will be reduced dollar for dollar, but your Maximum WB Amount will remain unchanged. In other words, you will be able to take the same maximum amount each year until your guaranteed benefit amount is completely withdrawn.

If, however, in any one Account Year, you withdraw more than the current Maximum WB Amount, the dollar value of your guaranteed benefits will be reduced and the amount of each future annual guaranteed withdrawal will be less. Here is how we calculate the benefit reduction. Your new RGLB amount will be the lesser of:
●	your previous RGLB amount, reduced dollar for dollar by the amount of the withdrawal and

●	your Account Value after the withdrawal.

Your new GLB will be the lesser of:
●	your previous GLB Base reduced dollar for dollar by the amount of the excess withdrawal, and

●	your Account Value after the withdrawal.

Your new Bonus Base will be the lesser of:
●	your previous Bonus Base reduced dollar for dollar by the amount of the excess withdrawal, and

●	your Account Value after the withdrawal.

Your new Maximum WB Amount will be 5% of you new reduced GLB Base. Going forward, this will be the maximum amount that you can withdraw annually without further reducing your benefit.

The Maximum WB Amount is not cumulative. If you withdraw less than the Maximum WB Amount in any one Account Year, you cannot add that unused portion to withdrawals made in future years to increase the Maximum WB Amount.

Assume you are participating in the WB Plan and, instead, you want to receive a guaranteed annual amount for the rest of your life. To maximize your guaranteed benefit, you may withdraw no more than a specified amount each year. Under this scenario, you may withdraw no more than your Maximum WB for Life Amount. Your guaranteed benefit amount (the RGLB amount) will be reduced dollar for dollar, but your Maximum WB for Life Amount will remain unchanged. In other words, you will be able to take the same maximum amount each year as long as you are alive.

If, however, in any one Account Year, you withdraw more than the current Maximum WB for Life Amount, the dollar value of your guaranteed benefits will be reduced and the amount of each future annual guaranteed withdrawal will be less. Here is how we calculate the benefit reduction. Your new Lifetime Income Base will be the lesser of

●	your previous Lifetime Income Base reduced dollar for dollar by the amount of the excess withdrawal, and

●	the Account Value after the withdrawal.

A new Maximum WB for Life Amount will be determined based upon your age on the date of the first withdrawal under the WB Plan (or your age on the last "Step-Up Date," if later) as follows:

Your Age on the later of Date of First Withdrawal under WB Plan or Last Step-Up Date	New Maximum WB for Life Amount

65 or older	5% of the new Lifetime Income Base

64 or younger	4% of the new Lifetime Income Base

The Maximum WB for Life Amount is not cumulative. That is to say, the unused portion in any Account Year cannot be applied in future years to increase the Maximum WB for Life Amount.

In general when participating in the WB Plan, you should keep the following in mind:
● A withdrawal in excess of the Maximum WB Amount or the Maximum WB for Life Amount might reduce or eliminate your Secured Returns for Life Plus Benefits.

●

If your Account Value drops to zero and, in the same year, you withdraw more than your Maximum WB Amount or your Maximum WB for Life Amount, your benefits under Secured Returns for Life Plus will terminate.

●

If your Account Value drops to zero but you did not, in the same year, withdraw more than your Maximum WB Amount or your Maximum WB for Life Amount, your benefits under Secured Returns for Life will continue. However, no subsequent Purchase Payment will be accepted, no death benefit or annuity benefits will be payable, and all benefits under your Contract, except the right to continue annual withdrawals under this rider, will terminate. You will have two choices:

(1)

You could choose to receive the Maximum WB for Life Amount, if any, until an Owner dies. After the death of an Owner, your beneficiary receives the Maximum WB Amount until the RGLB amount, if any, is reduced to zero; or

(2) You (or your beneficiary if an Owner has died) could choose to receive the Maximum WB Amount until the RGLB amount, if any, is reduced to zero.

If you do not make a choice, we will default you to option 1.

For examples showing how withdrawals affect your benefits under the WB Plan, see Examples 7 and 12 in Appendix J.

Annuitization Under the WB Plan

Under the WB Plan, if your RGLB Amount and your Account Value are greater than zero on the maximum Annuity Commencement Date, you may annuitize your Contract rather than receiving periodic payments under the WB plan. If no prior election to annuitize is on file with the Company, on the maximum Annuity Commencement Date you may elect to:

●	annuitize your Contract;

●	surrender your Contract;

●	receive the Maximum WB Amount each year until the RGLB amount is reduced to zero; or

●	receive the Maximum WB for Life Amount each year until an Owner dies and, thereafter, allow the beneficiary to receive the Maximum WB Amount until the RGLB amount, if any, is reduced to zero.

Regardless of whether you elect to annuitize, surrender or receive payments under the WB plan, all other Contract benefits, including the Death Benefit, will terminate on the Annuity Commencement Date. If you fail to make an election, we will automatically annuitize your Contract and provide a life annuity with 120 monthly payments certain.

Cancellation of the Optional Living Benefit Rider

Transfers among the Designated Funds are permitted as described under "Transfer Privilege." If, however, you transfer some or all of your Account Value out of the Designated Funds, the Secured Returns for Life Plus benefits will be automatically cancelled. Likewise, if you allocate one or more subsequent Purchase Payments to an investment option other than one of the Designated Funds, the Secured Returns for Life Plus benefits will be cancelled.

An assignment of ownership of the Contract will also cancel Secured Returns for Life Plus.

Once Secured Returns for Life Plus has been cancelled, it cannot be reinstated. After cancellation of the benefits, you will continue to pay the annual charge for Secured Returns for Life Plus (except in Oregon) until your 7th Account Anniversary.

Revocation of the Optional Living Benefit Rider

Anytime after your 7th Account Anniversary, you may revoke Secured Returns for Life Plus. (In Oregon, you may elect to revoke at any time.) Once revoked, Secured Returns for Life Plus may not be reinstated. After Secured Returns for Life Plus has been revoked, all benefits and charges will end.

Step-Up

On or after your third Account Anniversary, you may elect to increase your guaranteed amount to your then current Account Value. Currently, this step-up election may be made on any day after your third Account Anniversary. (We reserve the right to require step-up elections to occur only within 30 days following the third or any subsequent Account Anniversary.)

If you are participating in the AB Plan, on the day we receive your step-up election notice in good order (the "Step-Up Date"), we will increase your GLB amount and Bonus Base to an amount equal to your Account Value on the Step-Up Date. If you elect to step-up, at least 3 full years from the Step-Up Date must pass before you can elect another step-up. You can only elect to step-up if:
●	your current Account Value is greater than the current GLB amount and

●	your Account Value is $5,000,000 or less on your Step-Up Date.

If you are participating in the WB Plan on the Step-Up Date, we will step up your GLB Base, your Bonus Base, your RGLB amount, and your Lifetime Income Base to an amount equal to your Account Value on the Step-Up Date. If you elect to step-up, at least 3 full years from the Step-Up Date must pass before you can elect another step-up. You can only elect to step-up if:
●	your current Account Value is greater than the current GLB Base and the current Lifetime Income Base, and

●	your Account Value is $5,000,000 or less on your Step-Up Date.

For purposes of determining the $5,000,000 limit, we reserve the right to aggregate your Account Value with the account values of all other Sun Life variable annuity contracts you own.

If you are in the AB Plan, your Step-Up Date must be at least 10 years prior to your maximum Annuity Commencement Date. If you have selected an Annuity Commencement Date that is prior to the maximum Annuity Commencement Date but is less than 10 years after your Step-Up Date, we will automatically extend your Annuity Commencement Date to equal your AB Plan Maturity Date.

Without a step-up, your benefit under the AB Plan will "mature" on the 10th Account Anniversary (the date we credit your Account with any excess of your GLB amount over your Account Value or refund your Secured Returns for Life Plus Rider charge, i.e. the "AB Plan Maturity Date"). If you elect to step-up your GLB amount, the term of your benefit under the AB Plan will change. After you make a step-up election, your benefit under the AB Plan will mature 10 years from the Step-Up Date, unless you elect the WB Plan any time before the AB Plan matures. (See Examples 4, 16, and 17 in Appendix J.) Accrued bonus amounts after step-up under the AB Plan will be equal to the greater of:
●	the accrued bonus amount before step-up less the difference between the GLB amount after and before step up, and

●	zero.

Following your step-up election, the rider fee will be changed to an amount equal to the Secured Returns for Life Plus fee charged on newly issued Contracts at that time. This fee may be higher than your current fee as set forth above under "Cost of the Optional Living Benefit Rider." If we are no longer issuing new Contracts with the Secured Returns for Life Plus Rider, then the rider fee after the step-up will be set by us, based upon current market conditions at the time of the step-up.

If you have been receiving benefits under the WB Plan, a step-up will change your Maximum WB Amount and your Maximum WB for Life Amount. Your Step-Up Date must be a date prior to your maximum Annuity Commencement Date. After the step up, your Maximum WB Amount will be 5% of the new GLB Base, and your Maximum WB for Life Amount will be 4% or 5% of your new Lifetime Income Base depending upon your age. If you are 65 or older on the Step-Up Date and your Maximum WB for Life Amount has been equal to 4% of your GLB Base, your Maximum WB for Life Amount will be increased to 5% of your GLB Base. Note that, if you step-up in a particular Account Year, any withdrawals previously made in that Account Year are applied against your new Maximum WB Amount and your new Maximum WB for Life Amount. (See Examples 8 and 13 in Appendix J.)

If your benefit is under the AB Plan, at the time of step-up, you can still change to the WB Plan at a later date, subject to the applicable age restrictions described above under "Guaranteed Minimum Withdrawal Benefit ('WB') Plan". (See Examples 16 and 17 in Appendix J.)

Subsequent Purchase Payments After a Step-Up

Under the WB Plan, subsequent Purchase Payments will increase, on a dollar-for-dollar basis, the RGLB amount, the GLB Base, the Bonus Base, and the Lifetime Income Base, if applicable. After your fourth Account Anniversary, if you are participating in the WB Plan, subsequent Purchase Payments are not allowed.

Under the AB Plan, after your step-up election, any subsequent Purchase Payment will increase the GLB amount and the Bonus Base under your AB Plan by a specified percentage of the subsequent Purchase Payment. The percentage guaranteed depends upon "Step-Up Year" in which the Payment was made. (A "Step-Up Year" is the 365-day period (366, if a leap year) commencing on your Step-Up Date.) The example below illustrates how we determine the percentage guaranteed after a subsequent Purchase Payment:

Assume you purchased a Contract on July 1, 2005, and elected to step-up your Contract on October 1, 2010. Under the AB Plan that you have elected, your benefit matures on October 1, 2020. For any subsequent Purchase Payments you make, your GLB amount and your Bonus Base would increase by the following percentages of such Purchase Payments:

Step-Up Year	Payments Made Between	Percentage Added to the GLB amount and the Bonus Base
1	10/02/10 - 10/01/11	100%
2	10/02/11 - 10/01/12	100%
3	10/02/12 - 10/01/13	85%
4	10/02/13 - 10/01/14	85%
5	10/02/14 - 10/01/15	85%
6	10/02/15 - 10/01/16	70%
7	10/02/16 - 10/01/17	70%
8	10/02/17 - 10/01/18	70%
9	10/02/18 - 10/01/19	60%
10	10/02/19 - 10/01/20	60%

Thus, only 70% of a subsequent Purchase Payment made on October 2, 2015, would be guaranteed whereas 85% of a subsequent Purchase Payment made on October 1, 2015, would be guaranteed.

Renewal of the Optional Living Benefit Rider

If you elect to participate in the AB Plan and you remain in the Plan until it matures, you may elect to renew your participation in Secured Returns for Life Plus, provided that we are still offering the Benefit to new Owners. Upon renewal, the annual charge for participation in the Benefit will be extended under the terms and conditions applicable to new Owners at that time. If renewal in the Secured Returns for Life Plus Benefit is not available, or is available but you make no election to renew your participation in the Benefit, all further benefits under Secured Returns for Life Plus will be discontinued. We reserve the right to stop offering any Optional Living Benefit to new Owners. If we do so, renewals will no longer be available.

Once you elect to participate in the WB Plan, you may not renew your participation in Secured Returns for Life Plus.

Refund of Rider Charges Under the AB Plan

If your Contract remains in the AB Plan until the AB Plan Maturity Date, and the Account Value is greater than or equal to the GLB amount, then we will refund the charges you have paid for Secured Return for Life ("Refund Amount") by crediting the Refund Amount to your Account Value. The Refund Amount will be allocated on a pro rata basis to the Designated Funds in which you are invested on such AB Plan Maturity Date. No refund of the Secured Return for Life Plus rider charges will be made if you change from the AB Plan to the WB Plan.

Tax Issues

If your Contract is a Non-Qualified Contract, it is possible that the election of an optional living benefit rider might increase the taxable portion of any withdrawal you make from the Contract.

If your Contract is a Qualified Contract, the retirement plan governing that Qualified Contact may be subject to certain required minimum distribution ("RMD") provisions imposed by the Internal Revenue Code (the "Code") and IRS regulations (collectively, the "Federal Tax Laws"). These RMD provisions require that a yearly amount be distributed from the retirement plan beginning generally in the calendar year you attain age 70 1/2. Your failure to withdraw your yearly RMD amount from your Qualified Contract ("Yearly RMD Amount") could result in adverse tax treatment.

When you elect to participate in the WB Plan, we will inform you that you may withdraw annual amounts up to your Yearly RMD Amount without reducing your guaranteed withdrawal benefit. To assist you in complying with the RMD requirements, each year, we will notify you in early January of your calculated Yearly RMD Amount and inform you that you may withdraw annual amounts up to your Yearly RMD Amount without reducing your guaranteed withdrawal benefit.

In the event that your Yearly RMD Amount attributable to your Contract is greater than the maximum withdrawal amount permitted each year under the WB Plan, we are currently waiving withdrawal provisions under Secured Returns for Life Plus as follows. If you withdraw all or a portion of your Qualified Contract's Yearly RMD Amount from the Contract while participating in the WB Plan, we reduce your Account Value and your RGLB amount, dollar for dollar, by the amount of the withdrawal. We will not, however, penalize you if the current Federal Tax Laws require you to withdraw from your Contract an amount greater than either your Maximum WB Amount, or your Maximum WB for Life Amount. In other words, we will not reduce your GLB Base, Lifetime Income Base, or Bonus Base, if a Yearly RMD Amount exceeds either your Maximum WB Amount or your Maximum WB for Life Amount, provided that

(1)

you withdraw your Qualified Contract's first Yearly RMD Amount in the calendar year you attain age 70 1/2 rather than postponing the withdrawal of that Amount until the first quarter of the next calendar year, and

(2)	you do not make any withdrawal from your Qualified Contract that would result in you receiving, in any Account Year, more than one calendar year's Yearly RMD Amount.

If there is any change to the current Code or IRS rules governing the timing or determination of RMD amounts (including, but not limited to, amendments to the current IRS regulations or the issuance of IRS guidance), then we reserve the right to reduce GLB Base, Lifetime Income Base, Bonus Base, or all of these amounts, per the terms of the Contract regarding excess withdrawals (see "Withdrawals Under the Optional Living Benefit Rider"), when a Yearly RMD Amount withdrawn from your Contract exceeds either your Maximum WB Amount or your Maximum WB for Life Amount.

If you withdraw all or a portion of your Qualified Contract's Yearly RMD Amount from the Contract while participating in the AB Plan, we reduce your Account Value by the amount of the withdrawal and your GLB amount, Bonus Base and any accrued bonus amounts proportionally (see "Withdrawals Under the Optional Living Benefit Rider").

Please refer to "Tax Considerations - Impact of Optional Death Benefit and Optional Living Benefit Riders" for more information regarding these and other tax issues that you should consider before electing to participate in an optional living benefit rider.

Your Death Under the AB Plan

If you die while participating in the AB Plan, all benefits and charges under Secured Returns for Life Plus will automatically terminate when we receive Due Proof of Death, unless your surviving spouse is the sole Beneficiary and elects to continue the Contract. Your surviving spouse has three options under the Contract.

(1)

Your spouse can automatically continue in the AB Plan even though the Account Value may have been enhanced under the provisions of the death benefit. (See "Spousal Continuance" under "DEATH BENEFIT.") The charges under Secured Returns for Life Plus will be assessed against the enhanced Account Value. The GLB amount, however, will not be reset.

(2)

Your surviving spouse can elect to switch to the WB Plan; however, such election must be made prior to the earliest of annuitization, the maximum Annuity Commencement Date, and the scheduled AB Plan Maturity Date. The same WB Plan benefits will apply, except the surviving spouse will not be entitled to receive lifetime withdrawal benefits under the original optional living benefit rider.

(3)

Your surviving spouse can elect to participate in a new optional living benefit rider on the original Contract (assuming that the rider is available to new Owners at the time of such election) and, thus, be eligible to receive lifetime withdrawal benefits. If the surviving spouse makes such election: (a) the rider charge will be equal to the rider charge on newly issued Contracts; (b) the GLB amount and the Bonus Base will be equal to the Account Value after the death benefit has been credited; and (c) the spouse will be enrolled in the AB Plan. If the spouse elects to switch to the WB Plan, the GLB Base and the RGLB amount will be the GLB amount on the date the spouse elected to participate in the WB Plan. The Lifetime Income Base will be the RGLB amount on:

●	the date the surviving spouse elected to participate in the WB Plan, if the spouse is age 60 or older on that date, or

●	the Account Anniversary after the surviving spouse reaches age 59, if the spouse is 59 or younger on the date of the WB Plan Election.

Your Death Under the WB Plan

If you die while participating in the WB Plan, your Beneficiary may elect to exercise any of the available options under the Death Benefit provisions of the Contract or, alternatively, to receive the Maximum WB Amount on an annual basis until the RGLB amount has been reduced to zero. If your surviving spouse is the sole Beneficiary and elects to continue the Contract, your spouse has two additional options under the Contract:
(1)

Your surviving spouse can automatically continue to participate in the WB Plan, but lifetime withdrawal benefits will not be available to your spouse. All other benefits under the WB Plan will continue, for your surviving spouse, even though the Account Value may have been enhanced under the provisions of the death benefit. (See "Spousal Continuance" under "DEATH BENEFIT.") The charges under Secured Returns for Life Plus will be assessed against the enhanced Account Value. The RGLB amount, however, will not be reset.

(2)

Your surviving spouse can elect to participate in a new rider on the original contract (as described above under "Your Death Under the AB Plan") and, thus, be eligible to receive lifetime withdrawal benefits.

DEATH BENEFIT

If the Covered Person dies during the Accumulation Phase, we may pay a death benefit to the designated Beneficiary(ies), using the payment method elected (a single cash payment or one of our Annuity Options). If the Beneficiary is not living on the date of death of the Covered Person, we may pay the death benefit to the surviving Participant, if any, or, if there is no Participant, in one sum to your estate. We do not pay a death benefit if the Covered Person dies during the Income Phase. However, the Beneficiary will receive any annuity payments provided under an Annuity Option that is in effect. If the Contract names more than one Covered Person, we will pay the death benefit upon the first death of such Covered Persons.

Amount of Death Benefit

To calculate the amount of the death benefit, we use a "Death Benefit Date." The Death Benefit Date is the date we receive Due Proof of Death of the Covered Person in an acceptable form, if you have elected a death benefit payment method before the death of the Covered Person and it remains in effect. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive the Beneficiary's election of either payment method or, if the Beneficiary is your spouse, Contract continuation. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we reserve the right to provide a lump sum to your Beneficiary.

The amount of the death benefit is determined as of the Death Benefit Date.

The Basic Death Benefit

In general, if you were 85 or younger on your Open Date, the death benefit will be the greatest of the following amounts:
(1)	your Account Value for the Valuation Period during which the Death Benefit Date occurs;

(2)	the amount we would pay if you had surrendered your entire Account on the Death Benefit Date; and

(3)	your total Adjusted Purchase Payments (Purchase Payments adjusted for partial withdrawals as described in "Calculating the Death Benefit") as of the Death Benefit Date.

For examples of how to calculate this basic death benefit, see Appendix C.

If you were 86 or older on your Open Date, the death benefit is equal to amount (2) above. Because this amount will reflect any applicable withdrawal charges and Market Value Adjustment, it may be less than your Account Value.

Optional Death Benefit Riders

Subject to availability in your state, you may enhance the "Basic Death Benefit" by electing one of the following optional death benefit riders. You must make your election on or before the Issue Date. You will pay a charge for the optional death benefit rider you elect. (For a description of these charges, see "Charges for Optional Death Benefit Riders.") The riders are available only if you are younger than 80 on the Open Date. The optional death benefit election may not be changed after the Contract's Issue Date. The death benefit under all optional death benefit riders will be adjusted for all partial withdrawals as described in the Prospectus under the heading "Calculating the Death Benefit." For examples of how the death benefit is calculated under the optional death benefit riders, see Appendices D - H.

If your Contract is a Qualified Contract, required minimum distributions under the Internal Revenue Code may affect the value of these optional benefits to you. Please refer to "Impact of Optional Death Benefit and Optional Living Benefit Riders" under "TAX CONSIDERATIONS" for more information regarding tax issues that you should consider before electing these optional benefits.

     Maximum Anniversary Account Value ("MAV") Rider

Under this rider, the death benefit will be the greater of:
●	the amount payable under the basic death benefit (above), or

●

your Highest "adjusted" Account Value on any Account Anniversary before the Covered Person's 81st birthday, adjusted for any subsequent Purchase Payments and partial withdrawals made between that Account Anniversary and the Death Benefit Date.

In determining the Highest Account Value, on the second and each subsequent Account Anniversary, the current Account Value is compared to the previous Highest Account Value, adjusted for any Purchase Payments and partial withdrawals made during the Account Year ending on that Account Anniversary. If the current Account Value exceeds the adjusted Highest Account Value, the current Account Value will become the new Highest Account Anniversary Value.

     5% Premium Roll-Up ("5% Roll-Up") Rider

Under this rider, the death benefit will be the greater of:
●	the amount payable under the basic death benefit (above), or

●	the sum of your total Purchase Payments plus interest accruals, adjusted for partial withdrawals.

Under this rider, interest accrues at 5% per year on Purchase Payments and transfers to the Variable Account while they remain in the Variable Account. The 5% interest accruals will continue until the earlier of:
●	the first day of the month following your 80th birthday, or

●	the day the death benefit amount under this rider equals twice the sum of your Adjusted Purchase Payments.

     Earnings Enhancement Benefit Premier ("EEB Premier") Rider

If you elect this EEB Premier Rider, your death benefit will be the amount payable under the basic death benefit, PLUS the "EEB Premier amount." Calculated as of the Death Benefit Date, the "EEB Premier amount" is determined as follows:
●

If you are 69 or younger on your Open Date, the "EEB Premier amount" will be 45% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 100% of the Adjusted Purchase Payments made prior to your death minus any Purchase Payments made within the twelve months prior to your death, not including Purchase Payments made in your first Account Year.

●

If you are between the ages of 70 and 79 on your Open Date, the "EEB Premier amount" will be 25% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 40% of the Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the "EEB Premier amount" will be locked in. Partial withdrawals after your 85th birthday will proportionally reduce the "EEB Premier amount."

     Earnings Enhancement Benefit Premier with MAV ("EEB Premier with MAV") Rider

If you elect this EEB Premier with MAV Rider, your death benefit will be the amount payable under the MAV Rider PLUS the "EEB Premier amount." Calculated as of your Death Benefit Date, the "EEB Premier amount" is as follows:
●

If you are 69 or younger on your Open Date, the "EEB Premier amount" will be 45% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 100% of Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year.

●

If you are between the ages of 70 and 79 on your Open Date, the "EEB Premier amount" will be 25% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 40% of Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the "EEB Premier amount" will be locked in. Partial withdrawals after your 85th birthday will proportionally reduce the "EEB Premier amount."

     Earnings Enhancement Benefit Premier with 5% Roll-Up ("EEB Premier with 5% Roll-Up") Rider

If you elect this EEB Premier with 5% Roll-Up Rider, your death benefit will be the amount payable under the 5% Roll-Up Rider PLUS the "EEB Premier amount." Calculated as of your Death Benefit Date, the "EEB Premier amount" is determined as follows:
●

If you are 69 or younger on your Open Date, the "EEB Premier amount" will be 45% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 100% of Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year.

●

If you are between the ages of 70 and 79 on your Open Date, the "EEB Premier amount" will be 25% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 40% of Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the "EEB Premier amount" will be locked in. Partial withdrawals after your 85th birthday will proportionally reduce the "EEB Premier amount."

     Earnings Enhancement Benefit Premier Plus ("EEB Premier Plus") Rider

If you elect this EEB Premier Plus Rider, your death benefit will be the amount payable under the basic death benefit, PLUS the "EEB Premier Plus amount." Calculated as of the Death Benefit Date, the "EEB Premier Plus amount" is determined as follows:
●

If you are 69 or younger on your Open Date, the "EEB Premier Plus amount" will be 75% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 150% of the Adjusted Purchase Payments made prior to your death minus any Purchase Payments made within the 12 months prior to your death, not including Purchase Payments made in your first Account Year.

●

If you are between the ages of 70 and 79 on your Open Date, the "EEB Premier Plus amount" will be 35% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 60% of the Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the "EEB Premier Plus amount" will be locked in. Partial withdrawals after your 85th birthday will proportionally reduce the "EEB Premier Plus amount."

Spousal Continuance

If your spouse is your sole Beneficiary, upon your death your spouse may elect to continue the Contract as the Participant, rather than receive the death benefit amount. In that case, we will not pay a death benefit, but the Contract's Account Value will be equal to your Contract's death benefit amount, as defined under the "Basic Death Benefit" or any optional death benefit rider you have selected. All Contract provisions, including any optional death benefit riders you have selected, will continue as if your spouse had purchased the Contract on the Death Benefit Date with a deposit equal to the death benefit amount. For purposes of calculating death benefits and expenses from that date forward, your spouse's age on the original effective date of the Contract will be used. Upon surrender or annuitization, this step-up to the spouse will not be treated as premium, but will be treated as income.

Calculating the Death Benefit

In calculating the death benefit amount payable under option (3) of the "Basic Death Benefit" or any of the optional death benefit riders, any partial withdrawals will reduce the death benefit amount to an amount equal to the death benefit amount immediately before the withdrawal multiplied by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal.

If the death benefit is the amount payable under options (2) or (3) of the "Basic Death Benefit" or under any of the optional death benefit riders, your Account Value may be increased by the excess, if any, of that amount over option (1) of the "Basic Death Benefit." Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Such increase will be made only if the Beneficiary elects to annuitize, elects to defer annuitization, or elects to continue the Contract. Also, any portion of this new Account Value attributed to the Fixed Account will be transferred to the Money Market Sub-Account (without the application of a Market Value Adjustment). If your spouse, as the named Beneficiary, elects to continue the Contract after your death, your spouse may transfer any such Fixed Account portion back to the Fixed Account and begin a new Guarantee Period.

Method of Paying Death Benefit

The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options. We describe the Annuity Options in this Prospectus under "The Income Phase -- Annuity Provisions."

During the Accumulation Phase, you may elect the method of payment for the death benefit. These elections are made by sending us at our Annuity Mailing Address an election form, which we will provide. If no such election is in effect on the date of your death, the Beneficiary may elect either a single cash payment or an annuity. If the Beneficiary is your spouse, the Beneficiary may elect to continue the Contract. This election is made by sending us a letter of instruction. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Beneficiary shall be deemed to have elected to defer receipt of payment under any death benefit option until a written election is submitted to the Company or a distribution is required by law.

If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant/Payee under the terms of that Annuity Option.

Non-Qualified Contracts

If your Contract is a Non-Qualified Contract, special distribution rules apply to the payment of the death benefit. The amount of the death benefit must be distributed either (1) as a lump sum within 5 years after your death, or (2) if in the form of an annuity, over a period not greater than the life or expected life of the "designated beneficiary" within the meaning of Section 72(s) of the Internal Revenue Code, with payments beginning no later than one year after your death.

The person you have named as Beneficiary under your Contract, if any, will be the "designated beneficiary." If the named Beneficiary is not living and no contingent beneficiary has been named, the surviving Participant, if any, or the estate of the deceased Participant automatically becomes the designated beneficiary.

If the designated beneficiary is your surviving spouse, your spouse may continue the Contract in his or her own name as Participant. To make this election, your spouse must give us written notification within 60 days after we receive Due Proof of Death. The special distribution rules will then apply on the death of your spouse. To understand what happens when your spouse continues the Contract, see "Spousal Continuance," above.

During the Income Phase, if the Annuitant dies, the remaining value of the Annuity Option in place must be distributed at least as rapidly as the method of distribution under that option.

If the Participant is not a natural person, these distribution rules apply upon the death or removal of any Annuitant.

Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

Selection and Change of Beneficiary

You select your Beneficiary in your Application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

Payment of Death Benefit

Payment of the death benefit in cash will be made within 7 days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.

THE INCOME PHASE -- ANNUITY PROVISIONS

During the Income Phase, we make regular monthly annuity payments to the Annuitant.

The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described below, under the Annuity Option(s) you have selected, and we make the first annuity payment.

Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described below under the heading "Annuity Options," and you cannot change the Annuity Option selected. You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals. (See "Withdrawals, Withdrawal Charge and Market Value Adjustment.")

Selection of Annuitant(s)

You select the Annuitant in your Application. The Annuitant is the person who receives annuity payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Option(s) refer to the Annuitant as the "Payee." If you name someone other than yourself as Annuitant and the Annuitant dies before the Income Phase, you become the Annuitant.

When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Payee of the annuity payment.

Selection of the Annuity Commencement Date

You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:
●	The earliest possible Annuity Commencement Date is the first day of the first month following your first Account Anniversary.

●

The latest possible Annuity Commencement Date is the first day of the month following the Annuitant's 95th birthday. If there is a Co-Annuitant, the Annuity Commencement Date applies to the younger of the Annuitant and Co-Annuitant.

●	The Annuity Commencement Date must always be the first day of a month.

You may change the Annuity Commencement Date from time to time by sending us written notice, in a form acceptable to us, with the following additional limitations:
●	We must receive your notice, in good order, at least 30 days before the current Annuity Commencement Date.

●	The new Annuity Commencement Date must be at least 30 days after we receive the notice.

There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. In most situations, current law requires that for a Qualified Contract, certain minimum distributions must commence no later than April 1 following the year the Annuitant reaches age 70 1/2 (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70 1/2).

Annuity Options

We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for a Variable Annuity, a Fixed Annuity, or a combination of both. We may also agree to other settlement options, at our discretion.

     Annuity Option A -- Life Annuity

We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary.

     Annuity Option B -- Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain

We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant's estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate in effect; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.

     Annuity Option C -- Joint and Survivor Annuity

We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the survivor dies. There is no provision for continuance of any payments to a Beneficiary.

     Annuity Option D -- Monthly Payments for a Specified Period Certain

We make monthly payments for a specified period of time from 10 to 30 years, as you elect. If payments under this option are paid on a variable annuity basis, the Annuitant may elect to receive in one sum, at any time, some or all of the discounted value of the remaining payments, less any applicable withdrawal charge; the discount rate for this purpose will be the assumed interest rate in effect. If the Annuitant dies during the period selected, the remaining income payments are made as described under Annuity Option B. The election of this Annuity Option may result in the imposition of a penalty tax.

Selection of Annuity Option

You select one or more of the Annuity Options, which you may change from time to time during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain.

You may specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. If you do not specify a Variable Annuity or a Fixed Annuity, your Adjusted Account Value will be divided between Variable Annuities and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations.

There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.

Remember that the Annuity Options may not be changed once annuity payments begin.

Amount of Annuity Payments

     Adjusted Account Value

The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day just before the Annuity Commencement Date and making the following adjustments:
●	We deduct a proportional amount of the Account Fee, based on the fraction of the current Account Year that has elapsed.

●	If applicable, we apply the Market Value Adjustment to your Account Value in the Fixed Account, which may result in a deduction, an addition, or no change.

●	We deduct any applicable premium tax or similar tax if not previously deducted.

     Variable Annuity Payments

On the Annuity Commencement Date, we will exchange your Account's Variable Annuity Units for annuitization units which have annual insurance charges of 1.70% of your average daily net assets, regardless of your age on the Issue Date. Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your Adjusted Account Value applied to a Variable Annuity and the Annuity Payment Rates in your Contract, which are based on an assumed interest rate of 3% per year, compounded annually. See "Annuity Payment Rates."

To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit Value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests an exchange of Annuity Units). However, the dollar amount of the next Variable Annuity payment -- which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit Value for the Valuation Period ending just before the date of the payment -- will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

     Fixed Annuity Payments

Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable Annuity Payment Rates. These will be either (1) the rates in your Contract, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. See "Annuity Payment Rates."

     Minimum Payments

If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment.

Exchange of Variable Annuity Units

During the Income Phase, the Annuitant may exchange Annuity Units in one Sub-Account for Annuity Units in another Sub-Account, up to 12 times each Account Year. To make an exchange, the Annuitant sends us, at our Annuity Mailing Address, a written request stating the number of Annuity Units in the Sub-Account he or she wishes to exchange and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the exchange would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the exchange request.

Before exchanging Annuity Units in one Sub-Account for those in another, the Annuitant should carefully review the Fund prospectus(es) for the investment objectives and risk disclosure of the Funds in which the Sub-Accounts invest.

During the Income Phase, we permit only exchanges among Sub-Accounts. No exchanges to or from a Fixed Annuity are permitted.

Account Fee

During the Income Phase, we deduct the annual Account Fee of $50 in equal amounts from each Variable Annuity payment. We do not deduct the annual Account Fee from Fixed Annuity payments.

Annuity Payment Rates

The Contracts contain Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of: (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (3% per year, compounded annually); and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract. We may change these rates under Group Contracts for Accounts established after the effective date of such change (see "Other Contract Provisions -- Modification").

The Annuity Payment Rates may vary according to the Annuity Option elected and the adjusted age of the Annuitant. The Contracts also describe the method of determining the adjusted age of the Annuitant. The mortality table used in determining the Annuity Payment Rates for Annuity Options A, B and C is the Annuity 2000 Table.

Annuity Options as Method of Payment for Death Benefit

You or your Beneficiary may also select one or more Annuity Options to be used in the event of the Covered Person's death before the Income Phase, as described under the "Death Benefit" section of this Prospectus. In that case, your Beneficiary will be the Annuitant. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.

OTHER CONTRACT PROVISIONS

Exercise of Contract Rights

An Individual Contract belongs to the individual to whom the Contract is issued. A Group Contract belongs to the Owner. In the case of a Group Contract, the Owner may expressly reserve all Contract rights and privileges; otherwise, each Participant will be entitled to exercise such rights and privileges. In any case, such rights and privileges can be exercised without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only before the Annuity Commencement Date, except as the Contract otherwise provides.

The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Covered Person prior to the Annuity Commencement Date, or on the death of the Annuitant after the Annuity Commencement Date. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.

Change of Ownership

Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee or custodian of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Participants under a Group Contract; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

The Owner of a Non-Qualified Contract may change the ownership of the Contract prior to the Annuity Commencement Date; and each Participant, in like manner, may change the ownership interest in a Contract. A change of ownership will not be binding on us until we receive written notification. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner or Participant, as appropriate, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.

Change of ownership will not change the Covered Person named when the Contract is issued. This means that all death benefits and surrender charge waivers will continue to be based on the Covered Person and not the Owner. The amount payable on the death of the new Owner will be the Surrender Value.

Voting of Fund Shares

We will vote Fund shares held by the Sub-Accounts at meetings of shareholders of the Funds or in connection with similar solicitations, according to the voting instructions received from persons having the right to give voting instructions. During the Accumulation Phase, you will have the right to give voting instructions, except in the case of a Group Contract where the Owner has reserved this right. During the Income Phase, the Payee -- that is the Annuitant or Beneficiary entitled to receive benefits -- is the person having such voting rights. We will vote any shares attributable to us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from Owners, Participants and Payees, as applicable.

Owners of Qualified Contracts issued on a group basis may be subject to other voting provisions of the particular plan and of the Investment Company Act of 1940. Employees who contribute to plans that are funded by the Contracts may be entitled to instruct the Owners as to how to instruct us to vote the Fund shares attributable to their contributions. Such plans may also provide the additional extent, if any, to which the Owners shall follow voting instructions of persons with rights under the plans. If no voting instructions are received from any such person with respect to a particular Participant Account, the Owner may instruct the Company as to how to vote the number of Fund shares for which instructions may be given.

Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights of persons who may have such rights under plans, other than rights afforded by the Investment Company Act of 1940, or any duty to inquire as to the instructions received or the authority of Owners, Participants or others, as applicable, to instruct the voting of Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners under Group Contracts and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.

All Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least 10 days prior to each meeting of the shareholders of the Fund. We will determine the number of Fund shares as to which each such person is entitled to give instructions as of the record date set by the Fund for such meeting, which is expected to be not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Participant Account by the net asset value of one Fund share as of the same date. On or after the Annuity Commencement Date, the number of Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account with respect to the particular Payee by the net asset value of a Fund share as of the same date. After the Annuity Commencement Date, the number of Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.

Periodic Reports

During the Accumulation Period we will send you, or such other person having voting rights, at least once during each Account Year, a statement showing the number, type and value of Accumulation Units credited to your Account and the Fixed Accumulation Value of your Account, which statement shall be accurate as of a date not more than 2 months previous to the date of mailing. These periodic statements contain important information concerning your transactions with respect to your Contract. It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.

In addition, every person having voting rights will receive such reports or prospectuses concerning the Variable Account and the Funds as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. We will also send such statements reflecting transactions in your Account as may be required by applicable laws, rules and regulations.

Upon request, we will provide you with information regarding fixed and variable accumulation values.

Substitution of Securities

Shares of any or all Funds may not always be available for investment under the Contract. We may add or delete Funds or other investment companies as variable investment options under the Contract. We may also substitute for the shares held in any Sub-Account shares of another Fund or shares of another registered open-end investment company or unit investment trust, provided that the substitution has been approved, if required, by the SEC. In the event of any substitution pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the substitution.

Change in Operation of Variable Account

At our election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

Splitting Units

We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

Modification

Upon notice to the Participant, in the case of an Individual Contract, and the Owner and Participant(s), in the case of a Group Contract (or the Payee(s) during the Income Phase), we may modify the Contract if such modification: (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (see "Change in Operation of Variable Account"); (iv) provides additional Variable Account and/or fixed accumulation options; or (v) as may otherwise be in the best interests of Owners, Participants, or Payees, as applicable. In the event of any such modification, we may make appropriate endorsement in the Contract to reflect such modification.

In addition, upon notice to the Owner, we may modify a Group Contract to change the withdrawal charges, Account Fee, mortality and expense risk charges, administrative expense charges, the tables used in determining the amount of the first monthly variable annuity and fixed annuity payments and the formula used to calculate the Market Value Adjustment, provided that such modification applies only to Participant Accounts established after the effective date of such modification. In order to exercise our modification rights in these particular instances, we must notify the Owner of such modification in writing. The notice shall specify the effective date of such modification which must be at least 60 days following the date we mail notice of modification. All of the charges and the annuity tables which are provided in the Group Contract prior to any such modification will remain in effect permanently, unless improved by the Company, with respect to Participant Accounts established prior to the effective date of such modification.

Discontinuance of New Participants

We may limit or discontinue the acceptance of new Applications and the issuance of new Certificates under a Group Contract by giving 30 days prior written notice to the Owner. This will not affect rights or benefits with respect to any Participant Accounts established under such Group Contract prior to the effective date of such limitation or discontinuance.

Reservation of Rights

We reserve the right, to the extent permitted by law, to: (1) combine any 2 or more variable accounts; (2) add or delete Funds, sub-series thereof or other investment companies and corresponding Sub-Accounts; (3) add or remove Guarantee Periods available at any time for election by a Participant; and (4) restrict or eliminate any of the voting rights of Participants (or Owners) or other persons who have voting rights as to the Variable Account. Where required by law, we will obtain approval of changes from Participants or any appropriate regulatory authority. In the event of any change pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change.

Right to Return

If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at our Annuity Mailing Address as shown on the cover of this Prospectus within 10 days, or longer if allowed by your state, after it was delivered to you. State law may also allow you to return the Contract to your sales representative. When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value less the Adjusted Purchase Payment Interest. The Adjusted Purchase Payment Interest that may be deducted is equal to the lesser of:
●	the portion of the Account Value that is attributable to any Purchase Payment Interest, and

●	all Purchase Payment Interest.

This means you receive any gain on Purchase Payment Interest and we bear any loss. However, if applicable state law requires, we will return the full amount of any Purchase Payment(s) we received.

If you are establishing an Individual Retirement Annuity ("IRA"), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within 7 days after your Issue Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow a Participant establishing an IRA a "ten day free-look," notwithstanding the provisions of the Internal Revenue Code.

TAX CONSIDERATIONS

This section provides general information on the federal income tax consequences of ownership of a Contract based upon our understanding of current federal tax laws. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Contract is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that were purchased before the date of enactment. We make no attempt to consider any applicable federal estate, federal gift, state, or other tax laws. We also make no guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

U.S. Federal Income Tax Considerations

The following discussion applies only to those Contracts issued in the United States. For a discussion of tax considerations affecting Contracts issued in Puerto Rico, see "Puerto Rico Tax Considerations," below.

     Deductibility of Purchase Payments

For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible. Under certain circumstances, Purchase Payments made under Qualified Contracts may be excludible or deductible from taxable income. Any such amounts will also be excluded from the "investment in the contract" for purposes of determining the taxable portion of any distributions from a Qualified Contract. As a general rule, regardless of whether you own a Qualified or a Non-Qualified Contract, the amount of your tax liability on earnings and distributions will depend upon the specific tax rules applicable to your Contract and your particular circumstances.

     Pre-Distribution Taxation of Contracts

Generally, an increase in the value of a Contract will not give rise to a current income tax liability to the Owner of a Contract or to any payee under the Contract until a distribution is received from the Contract. However, certain assignments or pledges of a Contract or loans under a Contract will be treated as distributions to the Owner of the Contract and will accelerate the taxability of any increases in the value of a Contract.

Also, corporate (or other non-natural person) Owners of a Non-Qualified Contract will generally incur a current tax liability on Account Value increases. There are certain exceptions to this current taxation rule, including: (i) any Contract that is an "immediate annuity", which the Internal Revenue Code (the "Code") defines as a single premium contract with an annuity commencement date within one year of the date of purchase which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period, and (ii) any Contract that the non-natural person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).

You should note that a qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. For that reason, no decision to purchase a Qualified Contract should be based on the assumption that the purchase of a Qualified Contract is necessary to obtain tax deferral under a qualified plan.

     Distributions and Withdrawals from Non-Qualified Contracts

The Account Value of a Non-Qualified Contract will generally include both (i) an amount attributable to Purchase Payments, the return of which will not be taxable, and (ii) an amount attributable to investment earnings, the receipt of which will be taxable at ordinary income rates. The relative portions of any particular distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the nature and the timing of that distribution.

Any withdrawal of less than your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date, must be treated as a receipt of investment earnings. You may not treat such withdrawals as a non-taxable return of Purchase Payments unless you have first withdrawn the entire amount of the Account Value that is attributable to investment earnings. For purposes of determining whether an Owner has withdrawn the entire amount of the investment earnings under a Non-Qualified Contract, the Code provides that all Non-Qualified deferred annuity contracts issued by the same company to the same Owner during any one calendar year must be treated as one annuity contract.

A Payee who receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date, will generally be able to treat a portion of each payment as a nontaxable return of Purchase Payments and to treat only the remainder of each such payment as taxable investment earnings. Until the Purchase Payments have been fully recovered in this manner, the nontaxable portion of each payment will be determined by the ratio of (i) the total amount of the Purchase Payments made under the Contract, to (ii) the Payee's expected return under the Contract. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, no further exclusion is allowed and all future distributions will constitute fully taxable ordinary income. If payments are terminated upon the death of the Annuitant or other Payee before the Purchase Payments have been fully recovered, the unrecovered Purchase Payments may be deducted on the final return of the Annuitant or other Payee.

A penalty tax of 10% may also apply to taxable cash withdrawals, including lump-sum payments from Non-Qualified Contracts. This penalty will generally not apply to distributions made after age 59 1/2, to distributions pursuant to the death or disability of the owner, or to distributions that are a part of a series of substantially equal periodic payments made annually under a lifetime annuity, or to distributions under an immediate annuity (as defined above).

Death benefits paid upon the death of a contract owner are not life insurance benefits and will generally be includable in the income of the recipient to the extent they represent investment earnings under the contract. For this purpose, the amount of the "investment in the contract" is not affected by the owner's or annuitant's death, i.e., the investment in the contract must still be determined by reference to the total Purchase Payments (excluding amounts that were deductible by, or excluded from the gross income of, the Owner of a Contract), less any Purchase Payments that were amounts previously received which were not includable in income. Special mandatory distribution rules also apply after the death of the Owner when the beneficiary is not the surviving spouse of the Owner.

If death benefits are distributed in a lump sum, the taxable amount of those benefits will be determined in the same manner as upon a full surrender of the contract. If death benefits are distributed under an annuity option, the taxable amount of those benefits will be determined in the same manner as annuity payments, as described above.

Any amounts held under a Non-Qualified Contract that are assigned or pledged as collateral for a loan will also be treated as if withdrawn from the Contract. In addition, upon the transfer of a Non-Qualified Contract by gift (other than to the Owner's spouse), the Owner must treat an amount equal to the Account Value minus the total amount paid for the Contract as income.

     Distributions and Withdrawals from Qualified Contracts

In most cases, all of the distributions you receive from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will apply to distributions prior to age 59 1/2, except in certain circumstances.

If you receive a distribution for a Qualified Contract used in connection with a qualified pension plan, from a tax-sheltered annuity or an individual retirement annuity "IRA" and roll over some or all that distribution to another eligible plan, following the rules set out in the Code and IRS regulations, the portion of such distribution that is rolled over will not be includible in your income. An eligible rollover distribution from a qualified plan or tax-sheltered annuity will be subject to 20% mandatory withholding as described below. Because the amount of the cash paid to you as an eligible rollover distribution will be reduced by this withholding, you will not be able to roll over the entire account balance under your Contract, unless you use other funds equal to the tax withholding to complete the rollover. Rollovers of IRA distributions are not subject to the 20% mandatory withholding requirement.

An eligible rollover distribution from a qualified plan or tax-sheltered annuity is any distribution of all or any portion of the balance to the credit of an employee, except that the term does not include:
●	a distribution which is one of a series of substantially equal periodic payments made annually under a lifetime annuity or for a specified period of ten years or more;

●	any required minimum distribution, or

●	any hardship distribution.

Only you or your surviving spouse Beneficiary may elect to roll over a distribution to an eligible retirement plan.

     Withholding

In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from an IRA), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Participant or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, only you or your surviving spouse Beneficiary may elect a direct rollover. In the case of a distribution from (i) a Non-Qualified Contract, (ii) an IRA, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Participant or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Participant or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.

     Investment Diversification and Control

The Treasury Department has issued regulations that prescribe investment diversification requirements for the mutual fund series underlying nonqualified variable contracts. All Non-Qualified Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. The owner of a Non-Qualified Contract that does not meet these guidelines will be subject to current taxation on annual increases in value of the Contract. We believe that each Fund available as an investment option under the Contract complies with these regulations.

The IRS has stated that satisfaction of the diversification requirements described above by itself does not prevent a contract owner from being treated as the owner of separate account assets under an "owner control" test. If a contract owner is treated as the owner of separate account assets for tax purposes, the contract owner would be subject to taxation on the income and gains from the separate account assets. In published revenue rulings through 1982 and then again in 2003, the IRS has stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise control over the investment of the assets. In Revenue Ruling 2003-91, the IRS considered certain variable annuity and variable life insurance contracts and concluded that the owners of the variable contracts would not be considered the owners of the contracts' underlying assets for federal income tax purposes.

Revenue Ruling 2003-91 states that the determination of whether the owner of a variable contract possesses sufficient incidents of ownership over the assets underlying the variable contract so as to be deemed the owner of those assets for federal income tax purposes will depend on all the facts and circumstances. We do not believe that the differences between the Contract and the contracts described in Revenue Ruling 2003-91 should prevent the holding in Revenue Ruling 2003-91 from applying. Nevertheless, you should consult with a qualified tax professional on the potential impact of the investor control rules of the IRS as they relate to the investment decisions and activities you may undertake with respect to the Contract. In addition, the IRS and/or the Treasury Department may issue new rulings, interpretations or regulations on this subject in the future. Accordingly, we therefore reserve the right to modify the Contracts as necessary to attempt to prevent you from being considered the owner, for tax purposes, of the underlying assets. We also reserve the right to notify you if we determine that it is no longer practicable to maintain the Contract in a manner that was designed to prevent you from being considered the owner of the assets of the Separate Account. You bear the risk that you may be treated as the owner of Separate Account assets and taxed accordingly.

     Tax Treatment of the Company and the Variable Account

As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. Under present law, we will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.

     Qualified Retirement Plans

"Qualified Contracts" are Contracts used with plans that receive tax-deferral treatment pursuant to specific provisions of the Code. Annuity contracts also receive tax-deferral treatment. It is not necessary that you purchase an annuity contract to receive the tax-deferral treatment available through a Qualified Contract. If you purchase this annuity Contract as a Qualified Contract, you do not received additional tax-deferral. Therefore, if you purchase this annuity Contract as a Qualified Contract, you should do so for reasons other than obtaining tax deferral.

You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan's specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions.

In evaluating whether the Contract is suitable for purchase in connection with a tax qualified plan under Section 401(a) of the Code or a tax-sheltered annuity arrangement under Section 403(b) of the Code, the effect of the Purchase Payment Interest provisions on the plan's compliance with the applicable nondiscrimination requirements should be considered. Violation of the nondiscrimination rules can cause a plan to lose its tax-qualified status under the Code and could result in the full taxation of participants on all of their benefits under the plan. Violation of the nondiscrimination rules might also result in a liability for additional benefits being paid to certain plan participants. Employers intending to use the Contract in connection with such plans should consult with a qualified tax professional.

     Pension and Profit-Sharing Plans

Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Code requirements are similar for qualified retirement plans of corporations and those of self-employed individuals. Self-employed persons, as a general rule, may therefore use Qualified Contracts as a funding vehicle for their retirement plans.

     Tax-Sheltered Annuities

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. The Code imposes restrictions on cash withdrawals from Section 403(b) annuities.

If the Contracts are to receive tax-deferred treatment, cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988) may be made only when the Participant attains age 59 1/2, has a severance from employment with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to (i) any post-1988 salary reduction contributions, (ii) any growth or interest on post-1988 salary reduction contributions, (iii) any growth or interest on pre-1989 salary reduction contributions that occurs on or after January 1, 1989, and (iv) any pre-1989 salary reduction contributions since we do not maintain records that separately account for such contributions. It is permissible, however, to withdraw post-1988 salary reduction contributions (but not the earnings attributable to such contributions) in cases of financial hardship. While the Internal Revenue Service has not issued specific rules defining financial hardship, we expect that to qualify for a hardship distribution, the Participant must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contracts. Under certain circumstances the 10% tax penalty will not apply if the withdrawal is for medical expenses.

Section 403(b) annuities, like IRAs, are subject to required minimum distributions under the Code. Section 403(b) annuities are unique, however, in that any account balance accruing before January 1, 1987 (the "pre-1987 balance") needs to comply with only the minimum distribution incidental benefit (MDIB) rule and not also with the minimum distribution rules set forth in Section 401(a)(9) of the Code. This special treatment for any pre-1987 balance is, however, conditioned upon the issuer identifying the pre-1987 balance and maintaining accurate records of changes to the balance. Since we do not maintain such records, your pre-1987 balance, if any, will not be eligible for special distribution treatment.

Under the terms of a particular Section 403(b) plan, the Participant may be entitled to transfer all or a portion of the Account Value to one or more alternative funding options. Participants should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.

     Individual Retirement Arrangements

Sections 219 and 408 of the Code permit eligible individuals to contribute to a so-called "traditional" individual retirement program, including Individual Retirement Accounts and Annuities, Simplified Employee Pension Plans, and SIMPLE Retirement Accounts. Such IRAs are subject to limitations on contribution levels, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed in an IRA on a tax-deferred basis. The Internal Revenue Service imposes special information requirements with respect to IRAs and we will provide purchasers of the Contracts as Individual Retirement Annuities with any necessary information. You will have the right to revoke a Contract issued as an Individual Retirement Annuity under certain circumstances, as described in the section of this Prospectus entitled "Right to Return." If your Contract is issued in connection with an Individual Retirement Account, we have no information about the Account and you should contact the Account's trustee or custodian.

     Roth Individual Retirement Arrangements

Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If you convert a traditional Individual Retirement Annuity Contract into a Roth IRA Contract or your Individual Retirement Account that holds a Contract is converted to a Roth Individual Retirement Account, the fair market value of the Contract is included in taxable income. Under IRS regulations and Revenue Procedure 2006-13, fair market value may exceed the Contract's account balance. Thus, you should consult with a qualified tax professional prior to any conversion.

The Internal Revenue Service imposes special information requirements with respect to Roth IRAs and we will provide the necessary information for Contracts issued as Roth Individual Retirement Annuities. If your Contract is issued in connection with a Roth Individual Retirement Account, we have no information about the Account and you should contact the Account's trustee or custodian.

     Impact of Optional Death Benefit and Optional Living Benefit Riders

Qualified Contracts. If your Contract is a traditional IRA annuity or a 403(b) TSA annuity, it is subject to certain required minimum distribution (RMD) requirements imposed by the Internal Revenue Code and IRS regulations. Under the RMD rules, distributions must begin no later than April 1 of the calendar year following the year in which you attain age 70 1/2 or, for non-IRAs, the date of retirement instead of age 70 1/2 if it is later. The RMD amount for a distribution calendar year is generally calculated by dividing the Contract's value as of 12/31 of the prior calendar year by the applicable distribution factor set forth in a Uniform Lifetime Table in the IRS regulations. For Contracts issued in connection with traditional Individual Retirement Accounts, you should contact the Account's trustee or custodian about RMD requirements since we only provide the trustee or custodian with the Contract's value (including any actuarial present value of additional benefits discussed below) so that it can be used in the Account's RMD calculations.

Effective with the 2006 distribution calendar year, the actuarial present value as of 12/31 of any additional benefits that are provided under your Contract (such as optional death and living benefits) will be added to the Contract's Account Value as of 12/31 in order to calculate the RMD amount. There are two exceptions to the requirement that the actuarial present value of an additional benefit must be added to the Account Value for RMD calculation purposes. First, if the only additional benefit provided under a Contract is a return of premium death benefit (i.e., a benefit under which the final payment does not exceed the amount of purchase payments made less prior distributions), then the additional benefit is disregarded and the RMD calculation uses only the 12/31 Account Value. Second, if (1) the Contract provides only for additional benefits that are each reduced on a proportional basis in the event of distributions, with or without a return of premium death benefit that is not reduced in amount proportionately in the event of distributions and (2) the actuarial present value of all the Contract's additional benefits is no more than 20% of the 12/31 Account Value, then the additional benefits are disregarded and the RMD calculation uses only the 12/31 Account Value. When we notify you of the RMD amount for a distribution calendar year, we will inform you if the calculation included the actuarial present value of additional benefits. Because of the above requirements, your initial or renewal election of an optional rider could cause your RMD amount to be higher than it would be without such an election. Prior to electing to participate in (or, if applicable, prior to renewing your participation in) any optional rider, you should consult with a qualified tax professional as to the possible effect of that rider on your yearly RMD amounts.

You may take an RMD amount calculated for a particular IRA annuity from that annuity or from another IRA account or IRA annuity of yours. Similarly, you may take an RMD amount calculated for a particular TSA annuity from that annuity or from another TSA account or TSA annuity of yours. If your Qualified Contract is an asset of a qualified retirement plan, the qualified plan is subject to the RMD requirements and the Contract, as an asset of the qualified plan, may need to be used as a source of funds for the RMDs.

If you are subject to the RMD requirements while you are enrolled in the AB Plan under any optional living benefit rider, any RMD amount that you take from the Contract will reduce the amount of the benefit under the AB Plan. This reduction could significantly reduce the value of the optional living benefit to you.

If you are subject to the RMD requirements while you are enrolled in the WB Plan under any optional living benefit rider, and any RMD amount that you take from the Contract ever exceeds the maximum amount that you may withdraw under the terms of the WB Plan, the additional withdrawal amount will reduce the amount of the benefit available under the WB Plan. This reduction could significantly reduce the value of the optional living benefit to you.

Participants in 403(b) plans who are under age 59 1/2, are subject to withdrawal restrictions under the Internal Revenue Code that may prevent them from being able to make any withdrawals under the WB Plan while they remain under age 59 1/2.

Prior to electing to participate in (or, if applicable, prior to renewing your participation in) any optional living benefit rider, you should consult with a qualified tax professional as to the possible effect of RMD distributions on the benefits that might otherwise be available under any optional living benefit.

If your Contract is a traditional Individual Retirement Annuity or is held by your traditional Individual Retirement Account and you might convert in the future to a Roth IRA (see "Roth Individual Retirement Arrangements"), then your initial or renewal election of an optional rider could cause your taxable income upon conversion to be higher than it would be without such an election. Prior to electing to participate in (or, if applicable, prior to renewing your participation in) any optional living benefit or death benefit, you should consult with a qualified tax professional as to the possible effect of that benefit on conversion taxable income.

Non-Qualified Contracts. We are required to make a determination as to the taxability of any withdrawal you make in order to be able to annually report to the IRS and you information about your withdrawal. Under the Internal Revenue Code, any withdrawal from a Non-Qualified Contract is taxable to the extent the annuity's cash value (determined without regard to surrender charges) exceeds the investment in the contract. There is no definition of "cash value" in the Code and, for tax reporting purposes, we are currently treating it as the Account Value of the Contract. However, there can be no assurance that the IRS will agree that this is the correct cash value. The IRS could, for example, determine that the cash value is the Account Value plus an additional amount representing the value of an optional rider. If this were to occur, election of an optional rider could cause any withdrawal, including a withdrawal under the WB Plan of any optional living benefit rider, to have a higher proportion of the withdrawal derived from taxable investment earnings. Prior to electing to participate in an optional rider (or, if applicable, prior to renewing your participation in the optional living benefit rider), you should consult with a qualified tax professional as to the meaning of "cash value."

Puerto Rico Tax Considerations

The Contract offered by this Prospectus is considered a non-qualified annuity contract under Section 1022 of the Puerto Rico Internal Revenue Code of 1994, as amended (the "1994 Code"). Under the current provisions of the 1994 Code, no income tax is payable on increases in value of accumulation shares of annuity units credited to a variable annuity contract until payments are made to the annuitant or other payee under such contract.

When payments are made from your Contract in the form of an annuity, the annuitant or other payee will be required to include as gross income the lesser of the amount received during the taxable year or the portion of the amount received equal to 3% of the aggregate premiums or other consideration paid for the annuity. The amount, if any, in excess of the included amount is excluded from gross income as a return of premium. After an amount equal to the aggregate premiums or other consideration paid for the annuity has been excluded from gross income, all of the subsequent annuity payments are considered to be taxable income.

When a payment under a Contract is made in a lump sum, the amount of the payment would be included in the gross income of the Annuitant or other Payee to the extent it exceeds the Annuitant's aggregate premiums or other consideration paid.

The provisions of the 1994 Code with respect to qualified retirement plans described in this Prospectus vary significantly from those under the Internal Revenue Code. We currently offer the Contract in Puerto Rico in connection with Individual Retirement Arrangements that qualify under the U.S. Internal Revenue Code but do not qualify under the Puerto Rico 1994 Code. See the applicable text of this Prospectus under the heading "Federal Tax Status" dealing with such Arrangements and their RMD requirements. We may make Contracts available for use with other retirement plans that similarly qualify under the U.S. Internal Revenue Code but do not qualify under the Puerto Rico 1994 Code.

As a result of IRS Revenue Ruling 2004-75, as amplified by Revenue Ruling 2004-97, we will treat Contract distributions and withdrawals occurring on or after January 1, 2005 as U.S.-source income that is subject to U. S. income tax withholding and reporting. Under "TAX CONSIDERATIONS," see "Pre-Distribution Taxation of Contracts," "Distributions and Withdrawals from Non-Qualified Contracts," "Withholding" and "Non-Qualified Contracts." You should consult a qualified tax professional for advice regarding the effect of Revenue Ruling 2004-75 on your U.S. and Puerto Rico income tax situation.

For information regarding the income tax consequences of owning a Contract, you should consult a qualified tax professional.

ADMINISTRATION OF THE CONTRACT

We perform certain administrative functions relating to the Contract, Participant Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Participant Account number and type, the status of each Participant Account and other pertinent information necessary to the administration and operation of the Contracts; processing Applications, Purchase Payments, transfers and full and partial withdrawals; issuing Contracts and Certificates; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.

DISTRIBUTION OF THE CONTRACT

We offer the Contract on a continuous basis. Contracts are sold by licensed insurance agents ("the Selling Agents") in those states where the Contract may be lawfully sold. Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("the Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into selling agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Company (or its affiliates, for purposes of this section only, collectively, "the Company"), pays the Selling Broker-Dealers compensation for the promotion and sale of the Contract. The Selling Agents who solicit sales of the Contract typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent. This compensation is not paid directly by the Contract Owner or the separate account. The Company intends to recoup this compensation through fees and charges imposed under the Contract, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.

The amount and timing of commissions the Company may pay to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more than 7.00% of Purchase Payments, and 1.25% annually of the Participant's Account Value. The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by NASD rules and other applicable laws and regulations.

The Company also pays compensation to wholesaling broker-dealers or other firms or intermediaries, including payments to affiliates of the Company, in return for wholesaling services such as providing marketing and sales support, product training and administrative services to the Selling Agents of the Selling Broker-Dealers. These allowances may be based on a percentage of Purchase Payments and/or a percentage of Contract Value and/or may be a fixed dollar amount.

In addition to the compensation described above, the Company may make additional cash payments or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support. These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level and type of marketing and distribution support provided. Marketing and distribution support services may include, among other services, placement of the Company's products on the Selling Broker-Dealers' preferred or recommended list, access to the Selling Broker-Dealers' registered representatives for purposes of promoting sales of the Company's products, assistance in training and education of the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealer's actual or expected aggregate sales of our variable contracts (including the Contract) or assets held within those contracts (in most cases not to exceed 0.25% of aggregate sales and 0.10% of assets attributable to the Selling-Broker-Dealer, and/or may be a fixed dollar amount.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of a Contract.

Commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading "Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates." During 2003, 2004, and 2005, approximately $507,493, $2,750,683, and $3,352,122, respectively, in commissions were paid to but not retained by Clarendon in connection with the distribution of the Contracts.

PERFORMANCE INFORMATION

From time to time the Variable Account may publish reports to shareholders, sales literature and advertisements containing performance information relating to the Sub-Accounts. This information may include standardized and non-standardized "Average Annual Total Return," "Cumulative Growth Rate" and "Compound Growth Rate." We may also advertise "yield" and "effective yield" for some variable options.

Average Annual Total Return measures the net income of the Sub-Account and any realized or unrealized gains or losses of the Funds in which it invests, over the period stated. Average Annual Total Return figures are annualized and represent the average annual percentage change in the value of an investment in a Sub-Account over that period. Standardized Average Annual Total Return information covers the period after the Variable Account was established or, if shorter, the life of the Sub-Account. Non-standardized Average Annual Total Return covers the life of each Fund, which may predate the Variable Account. Cumulative Growth Rate represents the cumulative change in the value of an investment in the Sub-Account for the period stated, and is arrived at by calculating the change in the Accumulation Unit Value of a Sub-Account between the first and the last day of the period being measured. The difference is expressed as a percentage of the Accumulation Unit Value at the beginning of the base period. "Compound Growth Rate" is an annualized measure, calculated by applying a formula that determines the level of return which, if earned over the entire period, would produce the cumulative return.

Average Annual Total Return figures assume an initial Purchase Payment of $1,000 and reflect all applicable withdrawal and Contract charges. The Cumulative Growth Rate and Compound Growth Rate figures that we advertise do not reflect withdrawal charges, the annual Account Fee, or any Purchase Payment Interest, although such figures do reflect all recurring charges. If such figures were calculated to reflect Purchase Payment Interest credited, the calculation would also reflect any withdrawal charges made. Results calculated without withdrawal and/or certain Contract charges will be higher. We may also use other types of rates of return that do not reflect withdrawal and Contract charges.

The performance figures used by the Variable Account are based on the actual historical performance of the underlying Funds for the specified periods, and the figures are not intended to indicate future performance. For periods before the date the Contracts became available, we calculate the performance information for the Sub-Accounts on a hypothetical basis. To do this, we reflect deductions of the current Contract fees and charges from the historical performance of the corresponding Fund.

Yield is a measure of the net dividend and interest income earned over a specific one month or 30-day period (7-day period for the Money Market Sub-Account), expressed as a percentage of the value of the Sub-Account's Accumulation Units. Yield is an annualized figure, which means that we assume that the Sub-Account generates the same level of net income over a one-year period and compound that income on a semi-annual basis. We calculate the effective yield for the Money Market Sub-Account similarly, but include the increase due to assumed compounding. The Money Market Sub-Account's effective yield will be slightly higher than its yield as a result of its compounding effect.

The Variable Account may also from time to time compare its investment performance to various unmanaged indices or other variable annuities and may refer to certain rating and other organizations in its marketing materials. More information on performance and our computations is set forth in the Statement of Additional Information.

The Company may also advertise the ratings and other information assigned to it by independent industry ratings organizations. Some of these organizations are A.M. Best, Moody's Investor's Service, and Standard and Poor's Insurance Rating Services. Each year A.M. Best reviews the financial status of thousands of insurers, culminating in the assignment of Best's rating. These ratings reflect A.M. Best's current opinion of the relevant financial strength and operating performance of an insurance company in comparison to the norms of the life/health industry. Best's ratings range from A++ to F. The Standard and Poor's rating measures the ability of an insurance company to meet its obligations under insurance policies it issues. This rating does not measure the insurance company's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Sub-Accounts.

We may also advertise endorsements from organizations, individuals or other parties that recommend the Company or the Contracts. We may occasionally include in advertisements (1) comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets; or (2) discussions of alternative investment vehicles and general economic conditions.

AVAILABLE INFORMATION

The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. This Prospectus does not contain all of the information contained in the registration statements and their exhibits. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits.

In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements.

You can inspect and copy this information and our registration statements at the SEC's public reference facilities at the following locations: Washington, D.C. -- 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549; Chicago, Illinois -- 500 West Madison Street, Chicago, IL 60661. The Washington, D.C. office will also provide copies by mail for a fee. You may also find these materials on the SEC's website (http://www.sec.gov).

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

The Company's Annual Report on Form 10-K for the year ended December 31, 2005 filed with the SEC pursuant to Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") is incorporated herein by reference. All documents or reports we file pursuant to Section 13(a), 13(c), 14 or 15(d) of the Exchange Act, after the date of this prospectus and prior to the termination of the offering, shall be deemed incorporated by reference into the prospectus.

The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the documents referred to above which have been incorporated by reference into this Prospectus, other than exhibits to such documents (unless such exhibits are specifically incorporated by reference in this Prospectus). Requests for such documents should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.

STATE REGULATION

The Company is subject to the laws of the State of Delaware governing life insurance companies and to regulation by the Commissioner of Insurance of Delaware. An annual statement is filed with the Commissioner of Insurance on or before March lst in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Commissioner or his agents at any time and a full examination of its operations is conducted at periodic intervals.

The Company is also subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed to operate. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Each insurance company is required to file detailed annual reports with supervisory agencies in each of the jurisdictions in which it does business and its operations and accounts are subject to examination by such agencies at regular intervals.

In addition, many states regulate affiliated groups of insurers, such as the Company, Sun Life (Canada) and its affiliates, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved. Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Variable Account. We and our subsidiaries are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to our respective total assets or material with respect to the Variable Account.

FINANCIAL STATEMENTS

The financial statements of the Company which are included in the SAI should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Sub-Accounts of the Variable Account.

The financial statements of the Variable Account for the year ended December 31, 2005 are also included in the SAI.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Sun Life Assurance Company of Canada (U.S.)
Calculation of Performance Data
Advertising and Sales Literature
Tax Deferred Accumulation
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contracts
Designation and Change of Beneficiary
Custodian
Independent Registered Public Accounting Firm
Financial Statements

This Prospectus sets forth information about the Contract and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contract and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated April 11, 2006 which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Assurance Company of Canada (U.S.). To receive a copy, return this request form to the address shown below or telephone (800) 725-7215.

-------------------------------------------------------------------------------------------------------------------------
To:	Sun Life Assurance Company of Canada (U.S.)
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

Please send me a Statement of Additional Information for
Sun Life Financial Masters Extra Variable and Fixed Annuity
Sun Life of Canada (U.S.) Variable Account F.

Name        ________________________________________________

Address   _________________________________________________

                  _________________________________________________

City           ______________________   State ______   Zip ___________

Telephone _________________________________________________

APPENDIX A

GLOSSARY

The following terms as used in this Prospectus have the indicated meanings:

ACCOUNT or PARTICIPANT ACCOUNT: An account established for each Participant to which Net Purchase Payments are credited.

ACCOUNT VALUE: The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of your Account for any Valuation Period.

ACCOUNT YEAR and ACCOUNT ANNIVERSARY: Your first Account Year is the period 365 days (366, if a leap year) from the date on which we issued your Contract. Your Account Anniversary is the last day of an Account Year. Each Account Year after the first is the 365-day period that begins on your Account Anniversary. For example, if the Issue Date is on March 12, the first Account Year is determined from the Issue Date and ends on March 12 of the following year. Your Account Anniversary is March 12 and all Account Years after the first are measured from March 12. (If the Anniversary Date falls on a non-Business Day, the previous Business Day will be used.)

ACCUMULATION PHASE: The period before the Annuity Commencement Date and during the lifetime of the Annuitant (and while the Owner is still alive) during which you make Purchase Payments under the Contract. This is called the "Accumulation Period" in the Contract.

ADJUSTED PURCHASE PAYMENTS: Purchase Payments adjusted for partial withdrawals as described in "Calculating the Death Benefit."

*ANNUITANT: The person or persons to whom the first annuity payment is made. If either Annuitant dies prior to the Annuity Commencement Date, the surviving Annuitant will become the sole Annuitant.

ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.

ANNUITY OPTION: The method you choose for making annuity payments.

ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity payment from the Variable Account.

APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for participation under a Group Contract or purchase of an Individual Contract.

*BENEFICIARY: The person or entity having the right to receive the death benefit and, for a Certificate issued under a Non-Qualified Contract, who is the "designated beneficiary" for purposes of Section 72(s) of the Code in the event of the Participant's death. Notwithstanding the foregoing, if there is more than one Participant of a Non-Qualified Contract, the surviving Participant will be deemed the beneficiary under the preceding sentence and any other designated beneficiary will be treated as a contingent beneficiary.

BUSINESS DAY: Any day the New York Stock Exchange is open for trading. Also, any day on which we make a determination of the value of a Variable Accumulation Unit.

CERTIFICATE: The document for each Participant which evidences the coverage of the Participant under a Group Contract.

COMPANY ("WE," "US," "SUN LIFE (U.S.)"): Sun Life Assurance Company of Canada (U.S.).

CONTRACT: Any Individual Contract, Group Contract, or Certificate issued under a Group Contract.

COVERED PERSON: The person(s) identified as such in the Contract whose death will trigger the death benefit provisions of the Contract and whose medically necessary stay in a hospital or nursing facility may allow the Participant to be eligible for a waiver of the withdrawal charge. Unless otherwise noted, the Participant/Owner is the Covered Person.

DEATH BENEFIT DATE: If you have elected a death benefit payment option before the Covered Person's death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary's election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Beneficiary shall be deemed to have elected to defer receipt of payment under any death benefit option until such time as a written election is received by the Company or a distribution is required by law.

DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other information or documentation required by the Company that is necessary to make payment (e.g. taxpayer identification numbers, beneficiary names and addresses, state inheritance tax waivers, etc.).

FIFTH-YEAR ANNIVERSARY: The fifth Account Anniversary and each succeeding Account Anniversary occurring at any five year interval thereafter; for example, the 10th, 15th, and 20th Account Anniversaries.

FIXED ACCOUNT: The general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.

FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

FUND: A registered management investment company, or series thereof, in which assets of a Sub-Account may be invested.

GROUP CONTRACT: A Contract issued by the Company on a group basis.

GUARANTEE AMOUNT: Each separate allocation of Account Value to a particular Guarantee Period (including interest earned thereon).

GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.

INCOME PHASE: The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.

INDIVIDUAL CONTRACT: A Contract issued by the Company on an individual basis.

ISSUE DATE: The date the Contract becomes effective which is the date we apply your initial Net Purchase Payment to your Account and issue your Contract. This is called the "Date of Coverage" in the Contract.

NET INVESTMENT FACTOR: An index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one.

NET PURCHASE PAYMENT (NET PAYMENTS): The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax. This term is also used as described under "Calculating the Death Benefit."

NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Participant's interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive income tax treatment as an annuity.

OPEN DATE: The date your Application is received by the Company in good order.

*OWNER: The person, persons or entity entitled to the ownership rights stated in a Group Contract and in whose name or names the Group Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term "Owner," as used herein, shall refer to the organization entering into the Group Contract.

*PARTICIPANT: In the case of an Individual Contract, the owner of the Contract. In the case of a Group Contract, the person named in the Contract who is entitled to exercise all rights and privileges of ownership under the Contract, except as reserved by the Owner. If there are two Participants, the death benefit is paid upon the death of either Participant.

PAYEE: A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Participant, or on the Annuity Commencement Date.

PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

PURCHASE PAYMENT INTEREST: The amount of extra interest the Company credits to a Contract at a rate of 2% to 5% of each purchase payment based upon the size of the investment or Account Value or the interest rate option chosen at the time of application.

QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

RENEWAL DATE: The last day of a Guarantee Period.

SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific Fund.

SURRENDER VALUE: The amount payable on full surrender of your Contract.

VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading.

VARIABLE ACCOUNT: Variable Account F of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

YOU and YOUR: The terms "you" and "your" refer to "Owner," "Participant," and/or "Covered Person" as those terms are identified in the Contract.

*You specify these items on the Application, and may change them, as we describe in this Prospectus.

APPENDIX B

WITHDRAWALS, WITHDRAWAL CHARGES AND THE MARKET VALUE ADJUSTMENT

Part 1: Variable Account (the Market Value Adjustment does not apply to the Variable Account)

Withdrawal Charge Calculation:

Full Withdrawal:

Assume a Purchase Payment of $40,000 is made on the Issue Date, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents three examples of the withdrawal charge resulting from a full withdrawal of your Account, based on hypothetical Account Values.

						Payment
		Hypothetical		Cumulative	Free	Subject to	Withdrawal	Withdrawal
Account		Account	Annual	Annual	Withdrawal	Withdrawal	Charge	Charge
Year		Value	Earnings	Earnings	Amount	Charge	Percentage	Amount

(a)	1	$41,000	$1,000	$ 1,000	$ 4,000	$37,000	8.00%	$2,960
	2	$45,100	$4,100	$ 5,100	$ 4,000	$40,000	8.00%	$3,200
	3	$49,600	$4,500	$ 9,600	$ 4,100	$40,000	7.00%	$2,800
(b)	4	$52,100	$2,500	$12,100	$ 4,500	$40,000	6.00%	$2,400
	5	$57,300	$5,200	$17,300	$ 4,000	$40,000	5.00%	$2,000
	6	$63,000	$5,700	$23,000	$ 5,200	$40,000	4.00%	$1,600
	7	$66,200	$3,200	$26,200	$ 5,700	$40,000	3.00%	$1,200
(c)	8	$72,800	$6,600	$32,800	$40,000	$ 0	0.00%	$ 0

(a)

The free withdrawal amount in any year is equal to the amount of any Purchase Payments made prior to the last 7 Account Years ("Old Payments") that were not previously withdrawn plus the greater of (1) the Contract's earnings during the prior Account Year, and (2) 10% of any Purchase Payments made in the last 7 Account Years ("New Payments"). In Account Year 1, the free withdrawal amount is $4,000, which equals 10% of the Purchase Payment of $40,000. On a full withdrawal of $41,000, the amount subject to a withdrawal charge is $37,000, which equals the Account Value of $41,000 minus the free withdrawal amount of $4,000.

(b)

In Account Year 4, the free withdrawal amount is $4,500, which equals the prior Account Year's earnings. On a full withdrawal of $52,100, the amount subject to a withdrawal charge is $40,000. The first $4,500 withdrawn is the free amount, then Purchase Payments are withdrawn and subject to a withdrawal charge. The remaining $7,600 of this withdrawal comes from liquidating earnings and is not subject to a withdrawal charge.

(c)

In Account Year 8, the free withdrawal amount is $40,000, which equals 100% of the Purchase Payment of $40,000. On a full withdrawal of $72,800, the amount subject to a withdrawal charge is $0, since the New Payments equal $0.

Partial Withdrawal

Assume a single Purchase Payment of $40,000 is made on the Issue Date, no additional Purchase Payments are made, no partial withdrawals have been taken prior to the fourth Account Year, and there are a series of 4 partial withdrawals made during the fourth Account Year of $4,100, $9,000, $12,000, and $20,000.
						Remaining
	Hypothetical					Free	Amount of
	Account					Withdrawal	Withdrawal
	Value					Amount	Subject to	Withdrawal	Withdrawal
	Before		Cumulative		Amount of	Before	Withdrawal	Charge	Charge
Year	Withdrawal		Earnings	Earnings	Withdrawal	Withdrawal	Charge	Percentage	Amount
	1	$41,000	$1,000	$ 1,000	$ 0	$4,000	$ 0	8.00%	$ 0
	2	$45,100	$4,100	$ 5,100	$ 0	$4,000	$ 0	8.00%	$ 0
	3	$49,600	$4,500	$ 9,600	$ 0	$4,100	$ 0	7.00%	$ 0
(a)	4	$50,100	$ 500	$10,100	$ 4,100	$4,500	$ 0	6.00%	$ 0
(b)	4	$46,800	$ 800	$10,900	$ 9,000	$ 400	$ 8,600	6.00%	$516
(c)	4	$38,400	$ 600	$11,500	$ 12,000	$ 0	$12,000	6.00%	$720
(d)	4	$26,800	$ 400	$11,900	$ 20,000	$ 0	$19,400	6.00%	$1,164
(a)

In Account Year 4, the free withdrawal amount is $4,500, which equals the prior Account Year's earnings. The partial withdrawal amount of $4,100 is less than the free withdrawal amount, so there is no withdrawal charge.

(b)

Since a partial withdrawal of $4,100 was taken, the remaining free withdrawal amount in Account Year 4 is $4,500 - $4,100 = $400. Therefore, $400 of the $9,000 withdrawal is not subject to a withdrawal charge, and $8,600 is subject to a withdrawal charge.

(c)

Since the total of the two prior Account Year 4 partial withdrawals ($13,100) is greater than the free withdrawal amount of $4,500, there is no remaining free withdrawal amount. The entire withdrawal amount of $12,000 is subject to a withdrawal charge.

(d)

Since the total of the three prior Account Year 4 partial withdrawals ($25,100) is greater than the free withdrawal amount of $4,500, there is no remaining free withdrawal amount. Since the total amount of New Purchase Payments was $40,000 and $20,600 of New Payments has already been surrendered, only $19,400 of this $20,000 withdrawal comes from liquidating Purchase Payments. The remaining $600 of this withdrawal comes from liquidating earnings and is not subject to a withdrawal charge.

Note that since all of the Purchase Payments were liquidated by the final withdrawal of $20,000, the total withdrawal charge for the four Account Year 4 withdrawals is $2,400, which is the same amount that was assessed for a full liquidation in Account Year 4 in the example on the previous page. Any additional Account Year 4 withdrawals in the example shown on this page would come from the liquidating of earnings and would not be subject to a withdrawal charge.

Part 2 -- Fixed Account -- Examples of the Market Value Adjustment ("MVA")

The MVA Factor is:

[(1 + I) / (1 + J + b)] ^ (N/12) -1

These examples assume the following:
1)	The Guarantee Amount was allocated to a 5-year Guarantee Period with a Guaranteed Interest Rate of 6% or .06.

2)	The date of surrender is 2 years from the Expiration Date (N = 24).

3)	The value of the Guarantee Amount on the date of surrender is $11,910.16.

4)	The interest earned in the current Account Year is $674.16.

5)	No transfers or partial withdrawals affecting this Guarantee Amount have been made.

6)	Withdrawal charges, if any, are calculated in the same manner as shown in the examples in Part 1.

Example of a Negative MVA:

Assume that on the date of surrender, the current rate (J) is 8% or .08 and the b factor is zero.

The MVA factor =	[(1 + I) / (1 + J + b)] ^ (N/12) -1
=	[(1 + .06) / (1 + .08)] ^ (24/12) - 1
=	(.981^ 2) -1
=	.963 -1
=	-.037

The value of the Guarantee Amount less interest credited to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

                 ($11,910.16 - $674.16) x -.037 = -$415.73

-$415.73 represents the MVA that will be deducted from the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) x -.037 = -$49.06. -$49.06 represents the MVA that will be deducted from the partial withdrawal amount before the deduction of any withdrawal charge.

Example of a Positive MVA:

Assume that on the date of surrender, the current rate (J) is 5% or .05 and the b factor is zero.

The MVA factor =	[(1 + I) / (1 + J + b)] ^ (N/12) -1
=	[(1 + .06) / (1 + .05)] ^ (24/12) - 1
=	(1.010^ 2) -1
=	1.019 -1
=	.019

The value of the Guarantee Amount less interested credit to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

                     ($11,910.16 - $674.16) x .019 = $213.48

$213.48 represents the MVA that would be added to the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) x .019 = $25.19.

$25.19 represents the MVA that would be added to the value of the partial withdrawal amount before the deduction of any withdrawal charge.

APPENDIX C

CALCULATION OF BASIC DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000.00 is made on the Issue Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that death occurs in Account Year 2, that all of the money is invested in the Variable Sub-Accounts, that no Withdrawals have been made, and that the Account Value on the Death Benefit Date is $80,000.00. The calculation of the Death Benefit to be paid is as follows:

The Basic Death Benefit is the greatest of:
Account Value	=	$ 80,000.00
Cash Surrender Value*	=	$ 74,350.00
Purchase Payments	=	$100,000.00
The Basic Death Benefit would therefore be:		$100,000.00

Example 2:

Assume a Purchase Payment of $60,000.00 is made on the Issue Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Variable Sub-Accounts and that the Account Value is $80,000.00 just prior to a $20,000.00 withdrawal. The Account Value on the Death Benefit Date is $60,000.00.

The Basic Death Benefit is the greatest of:
Account Value	=	$ 60,000.00
Cash Surrender Value*	=	$ 55,150.00
Adjusted Purchase Payments**	=	$ 75,000.00
The Basic Death Benefit would therefore be:		$ 75,000.00

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

**Adjusted Purchase Payments can be calculated as follows: Payments x (Account Value after withdrawal divided by Account Value before withdrawal) $100,000.00 x ($60,000.00 divided by $80,000.00)

APPENDIX D

CALCULATION OF 5% PREMIUM ROLL-UP OPTIONAL DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested in the Sub-Accounts. No withdrawals are made. The Owner dies in the ninth Account Year. The Account Value on the Death Benefit Date is $135,000, and the value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $145,000. The calculation of the death benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
5% Premium Roll-Up Value *	=	$145,000
The Death Benefit Amount would therefore	=	$145,000

* The 5% Premium Roll-Up Value is capped at 2 times the Adjusted Purchase Payments. Therefore, the cap = 2 x $100,000 = $200,000.

Example 2:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested in the Sub-Accounts and that the Account Value is $150,000 just prior to a $30,000 withdrawal. The Account Value on the Death Benefit Date is $90,000. The calculation of the death benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$ 90,000
Cash Surrender Value	=	$ 89,950
Total of Adjusted Purchase Payments*	=	$ 80,000
5% Premium Roll-Up Value**	=	$116,000
The Death Benefit Amount would therefore	=	$116,000

*Adjusted Purchase Payments can be calculated as follows: Purchase Payments x (Account Value after withdrawal divided by Account Value before withdrawal) = $100,000 x ($120,000 divided by $150,000) = $80,000

**The 5% Premium Roll-Up Value is capped at 2 times the Adjusted Purchase Payments. Therefore, the cap = 2 x $80,000 = $160,000.

APPENDIX E

CALCULATION OF EEB PREMIER OPTIONAL DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the owner's 70th birthday. Assume death occurs in Account Year 9. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
The Death Benefit Amount would therefore	=	$135,000

        -- PLUS --

The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 35,000
45% of the above amount	=	$ 15,750
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Premier amount	=	$ 15,750

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB Premier amount = $135,000 + $15,750 = $150,750.

Example 2:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts and that the Account Value is $135,000 just prior to a $20,000 withdrawal. The Account Value on the Death Benefit Date is $115,000. In addition, this Contract was issued prior to the owner's 70th birthday.

The Death Benefit Amount will be the greatest of:
Account Value	=	$115,000
Cash Surrender Value*	=	$115,000
Total of Adjusted Purchase Payments**	=	$ 85,185
The Death Benefit Amount would therefore	=	$115,000

        -- PLUS --

The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$29,815
45% of the above amount	=	$13,417
Cap of 100% of Adjusted Purchase Payments	=	$85,185
The lesser of the above two amounts = the EEB Premier amount	=	$13,417

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB Premier amount = $115,000 + $13,417 = $128,417.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

**Adjusted Purchase Payments can be calculated as follows: Payments x (Account Value after withdrawal divided by Account Value before withdrawal) = $100,000 x ($115,000 divided by $135,000) = $85,185

APPENDIX F

CALCULATION OF EEB PREMIER PLUS OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the owner's 70th birthday. Assume death occurs in Account Year 9. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
The Death Benefit Amount would therefore	=	$135,000

       --PLUS --

The EEB Premier Plus amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 35,000
75% of the above amount	=	$ 26,250
Cap of 150% of Adjusted Purchase Payments	=	$150,000
The lesser of the above two amounts = the EEB Premier Plus amount	=	$ 26,250

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB Premier Plus amount = $135,000 + $26,250 = $161,250.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX G

CALCULATION OF EEB PREMIER WITH MAV OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The Maximum Anniversary Value on the Death Benefit Date is $145,000. Assume death occurs in Account Year 9. In addition, this Contract was issued prior to the owner's 70th birthday. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
Maximum Anniversary Value	=	$145,000
The Death Benefit Amount would therefore	=	$145,000

       --PLUS--

The EEB Premier with MAV amount, calculated as follows:
Account Value before EEB minus Adjusted Purchase Payments	=	$ 35,000
45% of the above amount	=	$ 15,750
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Premier with MAV amount	=	$ 15,750

The total Death Benefit would be the amount paid on the Maximum Anniversary Rider plus the EEB Premier with MAV amount = $145,000 + $15,750 = $160,750.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX H

CALCULATION OF EEB PREMIER WITH 5% ROLL-UP OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $145,000. In addition, this Contract was issued prior to the owner's 70th birthday. Assume death occurs in Account Year 9. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
5% Premium Roll-up Value	=	$145,000
The Death Benefit Amount would therefore	=	$145,000

        --PLUS--

The EEB Premier amount, calculated as follows:
Account Value before EEB minus
Adjusted Purchase Payments	=	$ 35,000
45% of the above amount	=	$ 15,750
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Premier amount	=	$ 15,750

The total Death Benefit would be the amount paid on the 5% Roll-Up Rider plus the EEB Premier amount = $145,000 + $15,750 = $160,750.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX I

CALCULATION FOR PURCHASE PAYMENT INTEREST (BONUS CREDIT)

Example 1:

If you select Option A, the 2% Bonus Option, we will credit Purchase Payment Interest on all Purchase Payments made during the first Account Year. On each fifth Account Anniversary, we will credit additional Purchase Payment Interest of 2% based on your Account Value, illustrated below:

Initial Purchase Payment of $50,000.00 receives 2% Purchase Payment Interest of $1,000.00.

Subsequent Purchase Payment in the first Account Year of $20,000.00 receives 2% Purchase Payment Interest of $400.00.

Suppose the Account had not gained any earnings or interest during the first 5 Account Years and the Account Value is $71,400.00 (sum of all Purchase Payments and Purchase Payment Interest), we will credit your Account with an additional 2% ($1,428.00).

Using the same Purchase Payments as above, suppose your value on the fifth Account Anniversary is $74,970.00. We will credit your Account with an additional 2% of Purchase Payment Interest (equal to $1,499.40).

This 2% Purchase Payment Interest will occur on every fifth Account Anniversary (i.e., 5th, 10th, 15th).

Example 2: Option B with no Withdrawals

If you select Option B, the 3% Bonus Option the amount we will credit to your Contract depends on the size of your Net Purchase Payments. The scale is as follow:

Net Purchase Payments less than $100,000.00 will receive	3%
Net Purchase Payments between $100,000.00 through $499,999.99 will receive	4%
Net Purchase Payments greater than or equal to $500,000.00 will receive	5%

Therefore, if your initial investment is $50,000.00, your Purchase Payment Interest will equal 3% of $50,000, or $1500.00.

If you make additional Payments that cause your total Net Purchase Payments to exceed $100,000.00, these Purchase Payments will receive either a 4% or 5% bonus, using the above scale. As an example:

Initial Purchase Payment of $50,000.00 will receive 3% Purchase Payment Interest. A second Purchase Payment of $80,000.00 will result in Net Purchase Payments of $130,000.00. Thus, the $80,000.00 will receive Purchase Payment Interest of 4% equal to $3,200.00.

Suppose a third Purchase Payment of $400,000.00 is made. This will bring the Net Purchase Payments to $530,000.00. This $400,000.00 will receive Purchase Payment Interest of 5% equal to $20,000.00.

This Account now has total Net Purchase Payments of $530,000.00 and total Purchase Payment Interest of $24,700.00.

In addition to the Purchase Payment Interest paid at the time of each Payment, we will review your first Account Anniversary to ensure that all Net Purchase Payments receive the Purchase Payment Interest as described in the above scale. Using the above scenario as an example, upon the first Account Anniversary, we will credit your Account an additional $1800.00, which is equal to:
Total Net Purchase Payments of $530,000.00 x 5%	=	$26,500.00
Total Purchase Payment Interest received	=	$24,700.00
First Account Anniversary Adjustment	=	$ 1,800.00

Example 3: Option B with a Withdrawal.

Using the same example as above, suppose that before the first Account Anniversary you take a withdrawal of $20,000.00. The annual Purchase Payment Interest adjustment would be calculated as follows:

Because your Net Purchase Payments are $510,000.00 ($530,000.00 -$20,000.00 withdrawal), your Purchase Payment Interest on all Net Purchase Payments should be 5%.
Your initial Payment of $50,000.00 received 3%
Your second Payment of $80,000.00 received 4%
Your third Payment of $400,000.00 received the 5%

Your first two Payments minus the withdrawal will receive additional Purchase Payment Interest. This will bring your total Net Purchase Payments up to 5%.
$50,000.00 x 2%	=	$1,000.00
$80,000.00 - $20,000.00 = $60,000.00 x 1%	=	$ 600.00
Total credit due	=	$1,600.00

On your First Account Anniversary we will credit your Account with an additional Purchase Payment Interest of $1600.00.

APPENDIX J

SECURED RETURNS FOR LIFE PLUS BENEFIT EXAMPLES

All of the following examples are based upon the assumption that you purchased a Contract on January 1, 2007 with an initial Purchase Payment of $100,000 and you elected Secured Returns for Life Plus. Your initial GLB amount equals your deposit amount of $100,000.

EXAMPLE 1: Calculation of Benefits under AB Plan.

●

Assume that you are age 65 at issue. Assume that you elect the AB plan. Your GLB amount at issue and your Bonus Base at issue are both equal to $100,000 (your Purchase Payment amount). Assume that you take no withdrawals in your first policy year. Therefore, on January 1, 2008, your accrued bonus amount is $5,000, which equals 5% of the Bonus Base. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●

Assume that you take no withdrawals in your second policy year. Therefore, on January 1, 2009, your accrued bonus amount is $10,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $5,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●

Assume that you take no withdrawals in your third policy year. Therefore, on January 1, 2010, your accrued bonus amount is $15,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $10,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●

Assume that you remain in the AB plan until it "matures" on January 1, 2017. Assume that you have taken no withdrawals since your contract was issued. Your accrued bonus amount is $50,000 ($5,000 per year for ten years). Since your rider has "matured" in the AB plan, the accrued bonus amount becomes $0. Assume that your Account Value on January 1, 2017 is $88,000. Since your Account Value is less than your GLB amount by $12,000, an amount equal to $12,000 will be deposited into your Contract ($100,000 - $88,000).

●

If the Living Benefit Program is still available to new Owners, you may elect to renew your participation in the Program with a new GLB amount of $100,000 at the cost and terms available to new Owners.

EXAMPLE 2: Calculation of Benefits under AB Plan with Subsequent Purchase Payments; Refund Applies.
●

Assume that you are age 65 at issue. Assume that you elect the AB plan. Your GLB amount at issue and your Bonus Base at issue are both equal to $100,000 (your Purchase Payment amount). Assume that you take no withdrawals in your first policy year. Therefore, on January 1, 2008, your accrued bonus amount is $5,000, which equals 5% of the Bonus Base. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●

Assume that you take no withdrawals in your second policy year. Therefore, on January 1, 2009, your accrued bonus amount is $10,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $5,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●

Assume that on May 20, 2009, you make a deposit of $80,000. Since you are in your third policy year, your GLB amount is increased by 85% of this deposit. Therefore, your new GLB amount is $168,000 (old GLB amount of $100,000 plus 85% of new deposit of $80,000). Your new Bonus Base is also $168,000 (old Bonus Base of $100,000 plus 85% of new deposit of $80,000). Your accrued bonus amount remains at $10,000.

●

Assume that you take no withdrawals in your third policy year. Therefore, on January 1, 2010, your accrued bonus amount is $18,400, which equals $8,400 (5% of the Bonus Base) plus your previous accrued bonus amount of $10,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $168,000.

●

Assume that you remain in the AB Plan until it "matures" on January 1, 2017. Assume that you have taken no withdrawals since your contract was issued. Your accrued bonus amount is $77,200 ($5,000 per year for two years plus $8,400 per year for eight years). Since your rider "matured" in the AB Plan, the accrued bonus amount becomes $0. Assume that your Account Value on January 1, 2017 is $200,000. Assume that the total rider charges you paid were $8,375.

●

Because your Account Value is greater than your GLB amount ($200,000 vs. $168,000), your Contract will be credited with an amount equal to the rider charges you have paid ($8,375), increasing your Account Value to $208,375.

●

If Secured Returns for Life Plus is still available to new Owners, you may elect to renew your participation in Secured Returns for Life Plus with a new GLB amount of $208,375 at the cost and terms available to new Owners.

EXAMPLE 3: Withdrawals under AB Plan.
●

Assume that you are age 65 at issue. Assume that you elect the AB plan. Your GLB amount at issue and your Bonus Base at issue are both equal to $100,000 (your Purchase Payment amount). Assume that you take no withdrawals in your first policy year. Therefore, on January 1, 2008, your accrued bonus amount is $5,000, which equals 5% of the Bonus Base. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●

Assume that you take no withdrawals in your second policy year. Therefore, on January 1, 2009, your accrued bonus amount is $10,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $5,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●

Assume that on March 10, 2009 (in your third policy year), your Account Value is $80,000. Also assume that you take a withdrawal of $10,000 on this date. Therefore, your ending Account Value on March 10, 2009 is $70,000. Your GLB amount, Bonus Base, and accrued bonus amount are reduced proportionally to the amount withdrawn. Therefore, your new GLB amount is

$100,000 x ($70,000 / $80,000) = $87,500. Your new Bonus Base is $100,000 x ($70,000 / $80,000) = $87,500. Your new accrued bonus amount is $10,000 x ($70,000 / $80,000) = $8,750.

●

Assume that you take no more withdrawals in your third policy year. Therefore, on January 1, 2010, your GLB amount remains at $87,500, and your Bonus Base also remains at $87,500. Since you made a withdrawal in your third policy year, you do not accrue a bonus amount in that policy year. Therefore, your accrued bonus amount remains at $8,750.

●

Assume that you take no withdrawals in your fourth contract year. Therefore, on January 1, 2011, your accrued bonus amount is $13,125, which equals $4,375 (5% of the Bonus Base) plus your previous accrued bonus amount of $8,750. Since no withdrawals were been taken, your GLB amount and your Bonus Base both remain at $87,500.

●

Assume that you remain in the AB plan until it "matures" on January 1, 2017. Assume that you take no more withdrawals from your contract. Your accrued bonus amount is $39,375 ($8,750 total for the first two years plus $4,375 per year for seven years). Since your rider has "matured" in the AB plan, the accrued bonus amount becomes $0. Assume that your Account Value on January 1, 2017 is $80,000. Since your Account Value is less than your GLB amount by $7,500, an amount equal to $7,500 will be deposited into your Contract ($87,500 - $80,000).

●

If Secured Returns for Life Plus is still available to new Owners, you may elect to renew your participation in Secured Returns for Life Plus with a new GLB amount of $87,500 at the cost and terms available to new Owners.

EXAMPLE 4: Step-up elected under AB Plan.
●

Assume that you are age 65 at issue. Assume that you elect the AB plan. Your GLB amount at issue and your Bonus Base at issue are both equal to $100,000 (your Purchase Payment amount). Assume that you take no withdrawals in your first policy year. Therefore, on January 1, 2008, your accrued bonus amount is $5,000, which equals 5% of the Bonus Base. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●

Assume that you take no withdrawals in your second policy year. Therefore, on January 1, 2009, your accrued bonus amount is $10,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $5,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●

Assume that you take no withdrawals in your third policy year. Therefore, on January 1, 2010, your accrued bonus amount is $15,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $10,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●

Assume that on January 1, 2010 your Account Value is $118,000. Since you have reached your third contract anniversary and since your Account Value is greater than your GLB amount, you may elect to step up to a new ten year period, with a new GLB amount of $118,000. Assume that you do elect to step up. Your GLB amount is now equal to $118,000. Also, your Bonus Base is now equal to $118,000. Your AB plan "maturity date" is now January 1, 2020. Since your new GLB amount of $118,000 is greater than the sum of your old GLB amount of $100,000 plus your old accrued bonus amount of $15,000, your new accrued bonus amount is set equal to $0.

●

Assume that you take no withdrawals in your fourth policy year. Therefore, on January 1, 2011, your accrued bonus amount is $5,900, which equals $5,900 (5% of the Bonus Base) plus your previous accrued bonus amount of $0. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $118,000.

●

Assume that you remain in the AB plan until it "matures" on January 1, 2020. Assume that you have taken no withdrawals since your contract was issued. Your accrued bonus amount is $59,000 ($5,900 per year for ten years). Since your rider has "matured" in the AB plan, the accrued bonus amount becomes $0. Assume that your Account Value on January 1, 2020 is $112,000. Since your Account Value is less than your GLB amount by $6,000, an amount equal to $6,000 will be deposited into your Contract ($118,000 - $112,000).

●

If Secured Returns for Life Plus is still available to new Owners, you may elect to renew your participation in Secured Returns for Life Plus with a new GLB amount of $118,000 at the cost and terms available to new Owners.

EXAMPLE 5: Calculation of Benefits under WB Plan; Early Withdrawals.
●	Assume you are age 56 at issue. Also assume that you elect the WB plan on January 1, 2007, and that you choose to systematically withdraw the Maximum WB Amount annually.

●	On January 1, 2007:

●	Your GLB Base is $100,000 [the value of your RGLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
●	Your Lifetime Income Base is zero because you have not passed your first Account Anniversary after your 59th birthday
●	Your Maximum WB for Life Amount is zero [4% of your Lifetime Income Base].
●	Your Bonus Base is $100,000 [the amount of your initial Purchase Payment]. Since you are taking withdrawals each Account Year, you do not receive any bonus credits.

●	On December 31, 2007, after your first systematic withdrawal of $5,000, your Maximum WB Amount:

●	Your Account Value is reduced by the amount of the withdrawal [$5,000].
●	Your RGLB amount, reduced by the amount of the withdrawal, is $95,000 [$100,000-$5,000].
●	Your GLB Base is still $100,000 because you did not withdraw more than your Maximum WB Amount.
●	Your Lifetime Income Base is zero because you have not passed your first Account Anniversary after your 59th birthday.
●	Your Bonus Base is still $100,000 because you did not withdraw more than your Maximum WB Amount.

●

Assume you take only systematic withdrawals of $5,000 for a total of 3 years. Assume you make no subsequent Purchase Payments. On December 1, 2009, you celebrate your 59th birthday. On January 1, 2010:

●	Your Account Value has been reduced by the amount of the total withdrawals [$15,000].
●	Your RGLB amount, reduced by the amount of the total withdrawal, is $85,000 [$100,000-($5,000 x 3)].
●	Your GLB Base is still $100,000 because you did not withdraw more than your Maximum WB Amount in any Account Year.
●	Your Lifetime Income Base is set at $85,000 [an amount equal to the RGLB amount on your first Account Anniversary after your 59th birthday].
●	Your Maximum WB for Life Amount is $3,400 [4% of your Lifetime Income Base because you are less than 65 years old].
●	Your Bonus Base is still $100,000 because you did not withdraw more than your Maximum WB Amount.

●

Assume you elect to take only annual systematic withdraws of no more than your Maximum WB for Life Amount [$3,400] for an additional 20 years. Assume you make no subsequent Purchase Payments, and that your Account Value reduces to zero. On December 31, 2029:

●	Your Account Value equals zero.
●	Your RGLB amount, reduced by the amount of the total withdrawals, is $17,000 [85,000 - ($3,400 x 20)]
●	Your GLB Base is still $100,000 because you did not withdraw more than the Maximum WB Amount in any Account Year.
●	Your Lifetime Income Base is still $85,000 because you did not withdraw more than the Maximum WB for Life Amount in any Account Year.
●	Your Bonus Base is $0 because bonus credits may only be given in the first ten Account Years.

Even though your rights under the annuity Contract terminated when the Account Value became zero, we will continue to make payments to you. At this point, however, you must choose between:

(1)	withdrawing the Maximum WB for Life Amount each year until an Owner dies or
(2)	withdrawing your Maximum WB Amount each year until your RGLB amount is reduced to zero.

●

Assume you elect to take annual payments of your Maximum WB for Life Amount. Therefore you will continue to receive $3,400 per year as long as you are alive. If you die before your RGLB amount is reduced to $0, your beneficiary will receive $5,000 per year (your Maximum WB Amount) until your RGLB amount is reduced to zero.

EXAMPLE 6: Calculation of Benefits under WB Plan with Subsequent Purchase Payments; Lifetime Withdrawals.
●	Assume you are age 60 at issue. Also assume that you elect the WB plan on January 1, 2007, and that you choose to systematically withdraw the Maximum WB for Life Amount annually.

●	On January 1, 2007:

●	Your GLB Base is $100,000 [the value of your RGLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
●	Your Lifetime Income Base is $100,000 [the value of your RGLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB for Life Amount is $4,000 [4% of your Lifetime Income Base because you are age 60].
●	Your Bonus Base is $100,000 [the amount of your initial Purchase Payment]. Since you are taking withdrawals each Account Year, you do not receive any bonus credits.

●	On December 31, 2007, after your first systematic withdrawal of $4,000:

●	Your Account Value is reduced by the amount of the withdrawal [$4,000].
●	Your RGLB amount, reduced by the amount of the withdrawal, is $96,000 [$100,000-$4,000].
●	Your GLB Base is still $100,000 because you did not withdraw more than your Maximum WB Amount.
●	Your Lifetime Income Base is $100,000 because you did not withdraw more than your Maximum WB for Life Amount.
●	Your Bonus Base is still $100,000 because you did not withdraw more than your Maximum WB Amount.

●

Assume you take only annual systematic withdrawals of $4,000 for a total of 4 years. Assume you make a subsequent Purchase Payment of $50,000, in your 4th Account Year. Assume also that, immediately before the subsequent Purchase Payment, your Account Value was $80,000. On December 31, 2010:

●	Your RGLB amount, reduced by the amount of the total withdrawals and increased by the subsequent Purchase Payment, is $134,000 [$100,000 - ($4,000 x 4) + $50,000].
●	Your GLB Base, increased by the subsequent Purchase Payment, is $150,000.
●	Your Maximum WB Amount is $7,500 [5% of your new GLB Base]
●	Your Lifetime Income Base, increased by the subsequent Purchase Payment, is $150,000.
●	Your Maximum WB for Life Amount is $6,000 [4% of your new Lifetime Income Base]
●	Your GLB Base, increased by the subsequent Purchase Payment, is $150,000.

You may increase your annual systematic withdrawals to $6,000 without any effect on your future lifetime benefits.

●

Assume you elect to take only annual systematic withdraws of no more than your Maximum WB for Life Amount [$6,000] for an additional 20 years. Assume you make no subsequent Purchase Payments, and that your Account Value reduces to zero. On December 31, 2030:

●	Your Account Value equals zero.
●	Your RGLB amount, reduced by the amount of the total withdrawals is $14,000 [$134,000 - ($6,000 x 20)].
●	Your GLB Base is still $150,000 because you did not withdraw more than your Maximum WB Amount.
●	Your Lifetime Income Base is $150,000 because you did not withdraw more than your Maximum WB for Life Amount in any Account Year.
●	Your Bonus Base is $0 because bonus credits may only be given in the first ten Account Years.

Even though your rights under the annuity Contract terminated when the Account Value became zero, we will continue to make payments to you. At this point, however, you must choose between:

(1)	withdrawing the Maximum WB for Life Amount each year until an Owner dies or
(2)	withdrawing your Maximum WB Amount each year until your RGLB amount is reduced to zero.

●

Assume you elect to take annual payments of your Maximum WB for Life Amount of $6,000. Therefore, you will continue to receive $6,000 per year as long as you are alive. If you die before your RGLB amount is reduced to $0, your beneficiary will receive $6,000 per year (your Maximum WB Amount) until your RGLB amount is reduced to zero.

EXAMPLE 7: Withdrawals under WB Plan Exceeding Maximum WB Amount.
●

Assume you are age 63 at issue. Also assume that you elect the WB plan on January 1, 2007. Assume that your Designated Funds have had poor investment performance, losing 2% a year over the course of the Contract. On January 1, 2007:

●	Your GLB Base is $100,000 [the value of your RGLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
●	Your Lifetime Income Base is $100,000 [the value of your RGLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB for Life Amount is $4,000 [4% of your Lifetime Income Base because you are age 63].
●	Your Bonus Base is $100,000 [the amount of your initial Purchase Payment]. Since you are taking withdrawals each Account Year, you do not receive any bonus credits.

●	On December 31, 2007, after you take a withdrawal of $6,000, your Account Value is $92,000:

●	Your RGLB amount is reduced to $92,000 [the lesser of (1) your current RGLB amount minus the withdrawal [$100,000-$6,000] and (2) your new Account Value [$92,000]].
●	Your GLB Base is reduced to $92,000 [the lesser of (1) your current GLB Base minus the excess withdrawal [$100,000 - ($6,000 - $5,000)] and (2) your new Account Value [$92,000]].
●	Your Maximum WB Amount is now $4,600 [5% of your GLB Base].
●

Your Lifetime Income Base is reduced to $92,000 [the lesser of (1) your current Lifetime Income Base minus the excess withdrawal [$100,000 - ($6,000 - $4,000)] and (2) your new Account Value [$92,000]].

●	Your Maximum WB for Life Amount is $3,680 [4% of your new Lifetime Income Base].
●	Your Bonus Base is reduced to $92,000 [the lesser of (1) your current Bonus Base minus the excess withdrawal [$100,000 - ($6,000 - $5,000)] and (2) your new Account Value [$92,000]].

●

Assume you make no subsequent Purchase Payments, but you take annual systematic withdrawals of $6,000 for a total of 13 years. Due to the of poor investment performance of your Designated Funds, your Account Value is now $7,609. Because you have taken withdrawals in excess of your Maximum WB Amount, your RGLB amount is also now $7,609. Because you have taken withdrawals in excess of your Maximum WB Amount, your GLB Base is also now $7,609. Your Maximum WB Amount is 5% of $7,609, or $380. Because you have taken withdrawals in excess of your Maximum WB for Life Amount, your Lifetime Income Base is also now $7,609. Your Maximum WB for Life Amount is 4% of $7,609, or $304. Your Bonus Base is $0 because bonus credits may only be given in the first ten Account Years.

●	Assume your fund earns -2% in contract year 14, and that you take another $6,000 withdrawal. On December 31, 2020:

●	Your Account Value is $1,457.
●	Your RGLB amount is $1,457 [the lesser of (1) your current RGLB amount minus the withdrawal amount ($7,609 - $6,000) and (2) your new Account Value ($1,457)].
●	Your GLB Base is $1,457 [the lesser of (1) your current GLB Base minus the excess withdrawal [$7,609 - ($6,000 - $380)] and (2) your new Account Value [$1,457]].
●	Your Maximum WB Amount equals $73 [5% of your new Lifetime Income Base].
●	Your Lifetime Income Base is $1,457 [the lesser of (1) your current Lifetime Income Base minus the excess withdrawal [$7,609 - ($6,000 - $304)] and (2) your new Account Value [$1,457]].
●	Your Maximum WB for Life Amount equals $58 [4% of your new Lifetime Income Base].

Because your GLB Base is greater than zero, you may take annual withdrawals up to the Maximum WB Amount until your RGLB amount becomes zero. Because your Lifetime Income Base is greater than zero, you may take annual withdrawals up to the Maximum WB for Life Amount until you die or annuitize. Any withdrawal you take that is greater than your Maximum WB Amount will reduce your GLB Base (and hence, give you a new, reduced Maximum WB Amount). Any withdrawal you take that is greater than your Maximum WB for Life Amount will reduce your Lifetime Income Base (and hence, give you a new, reduced Maximum WB for Life Amount).

If your Account Value is reduced to zero by a withdrawal that does not exceed your Maximum WB for Life Amount, you must choose between:

(1)	withdrawing the Maximum WB for Life Amount each year until an Owner dies or
(2)	withdrawing your Maximum WB Amount each year until your RGLB amount is reduced to zero.

If your Account Value is reduced to zero by a withdrawal that exceeds your Maximum WB for Life Amount but does not exceed your Maximum WB Amount, your Lifetime Income Base will become zero, but we will continue to pay your then current Maximum WB Amount each year until your RGLB is reduced to zero.

If your Account Value is reduced to zero by a withdrawal that exceeds both your Maximum WB for Life Amount and your Maximum WB Amount, your Lifetime Income Base, your RGLB amount, and your GLB Base will all be reduced to zero, your Maximum WB for Life Amount and your Maximum WB Amount will both become zero, and no more benefits will be paid.

EXAMPLE 8: Step-up elected under WB Plan.
●

Assume you are age 65 at issue. Also assume that you elect the WB plan on January 1, 2007, and that you choose to systematically withdraw the Maximum WB Amount annually. Assume that your Designated Funds have had good investment performance, gaining 6% a year over the course of the Contract. On January 1, 2007:

●	Your GLB Base is $100,000 [the value of your RGLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
●	Your Lifetime Income Base is $100,000 [the value of your RGLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB for Life Amount is $5,000 [5% of your Lifetime Income Base because you are age 65].
●	Your Bonus Base is $100,000 [the amount of your initial Purchase Payment]. Since you are taking withdrawals each Account Year, you do not receive any bonus credits.

●	On December 31, 2007, after you take your first systematic withdrawal of $5,000, your Account Value is $101,000:

●	Your RGLB amount, reduced by the amount of the withdrawal, is $95,000 [$100,000-$5,000].
●	Your GLB Base is still $100,000 because you withdrew no more than your Maximum WB Amount.
●	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
●	Your Lifetime Income Base is $100,000 because you withdrew no more than your Maximum WB for Life Amount.
●	Your Maximum WB for Life Amount is $5,000 [5% of your Lifetime Income Base].
●	Your Bonus Base is still $100,000 because you did not withdraw more than your Maximum WB Amount.

●	Assume you make no subsequent Purchase Payments, but you take systematic withdrawals of $5,000 for a total of 3 years. On December 31, 2009:

●	Your Account Value is $103,184.
●	Your RGLB amount is $85,000 [$100,000 - ($5,000 x 3)].
●	Your GLB Base is still $100,000 because you withdrew no more than your Maximum WB Amount.
●	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
●	Your Lifetime Income Base is still $100,000 because you withdrew no more than your Maximum WB for Life Amount.
●	Your Maximum WB for Life Amount is $5,000 [5% of your Lifetime Income Base].
●	Your Bonus Base is still $100,000 because you withdrew no more than your Maximum WB Amount.

Because your Account Value is greater than your RGLB amount, your GLB Base, and your Lifetime Income Base, you may step-up your RGLB amount, your GLB Base, your Bonus Base, and your Lifetime Income Base each to an amount equal to your current Account Value. Assume you elect to step-up. On January 1, 20010*:

●	Your Account Value is $103,184.
●	Your RGLB amount is $103,184.
●	Your GLB Base is $103,184.
●	Your Maximum WB Amount is $5,159 [5% of your new GLB Base].
●	Your Lifetime Income Base is $103,184.
●	Your Maximum WB for Life Amount is $5,159 [5% of your new Lifetime Income Base].
●	Your Bonus Base is $103,184.

*

Note: Assume instead that you elected to step-up sometime in 2010 after your withdrawal of $5,000 was taken and that your Account Value at the time of the step-up was $103,184. Your new Maximum WB Amount and new Maximum WB for Life amount of $5,159 would apply so that you could withdraw an additional $159 during the remainder of 2010 without exceeding your maximum amounts.

EXAMPLE 9: WB election at issue, withdrawals not taken immediately.

●

Assume that you are age 65 at issue. Also assume that you elect the WB plan at issue. Your RGLB amount, your GLB Base, your Lifetime Income Base (LIB), and your Bonus Base all equal $100,000. Your Maximum WB Amount equals 5% of your GLB Base, or $5,000. Your Maximum WB for Life Amount equals 5% of your Lifetime Income Base, or $5,000.

●

Assume that you take no withdrawals in your first contract year. Therefore, on January 1, 2008, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $105,000. Your GLB Base will now become the greater of

(i)	your old GLB Base of $100,000, and
(ii)	your new RGLB amount of $105,000.
Therefore, your GLB Base is now $105,000, and your new Maximum WB Amount is 5% of $105,000, or $5,250.
Your LIB will now become the greater of
(i)	your old LIB of $100,000, and
(ii)	the lesser of
(a)	your new RGLB amount of $105,000, and
(b)	your old LIB of $100,000 plus the bonus amount of $5,000.
Therefore, your LIB is now $105,000, and your new Maximum WB for Life Amount is 5% of $105,000, or $5,250.
Your Bonus Base remains at $100,000.

●

Assume that you take no withdrawals in your second contract year. Therefore, on January 1, 2009, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $110,000. Your GLB Base will now become the greater of

(i)	your old GLB Base of $105,000, and
(ii)	your new RGLB amount of $110,000.
Therefore, your GLB Base is now $110,000, and your new Maximum WB Amount is 5% of $110,000, or $5,500.
Your LIB will now become the greater of
(i)	your old LIB of $105,000, and
(ii)	the lesser of
(a)	your new RGLB amount of $110,000, and
(b)	your old LIB of $105,000 plus the bonus amount of $5,000.
Therefore, your LIB is now $110,000, and your new Maximum WB for Life Amount is 5% of $110,000, or $5,500.
Your Bonus Base remains at $100,000.

●

Assume that you take a withdrawal equal to your Maximum WB for Life Amount of $5,500 in your third contract year. Your RGLB amount will be reduced by the amount of the withdrawal, so that it will equal $110,000 - $5,500, or $104,500. Your GLB Base will remain at $110,000, so your Maximum WB Amount will remain at 5% of $110,000, or $5,500. Your LIB will also remain at $110,000, so your Maximum WB for Life Amount will remain at 5% of $110,000, or $5,500.

●

Assume that you remain alive and that you continue to make withdrawals of $5,500 until the RGLB amount runs out in year 2028. Because the RGLB amount is now $0, the GLB Base also becomes $0. Your LIB is still $110,000. Therefore, you can continue to receive $5,500 per year as long as you are alive. Also, if there is a remaining Account Value, the Contract continues.

EXAMPLE 10: WB election at issue, sub-deposits made, withdrawals not taken immediately.

●

Assume that you are age 65 at issue. Also assume that you elect the WB plan at issue. Your RGLB amount, your GLB Base, your Lifetime Income Base (LIB), and your Bonus Base all equal $100,000. Your Maximum WB Amount equals 5% of your GLB Base, or $5,000. Your Maximum WB for Life Amount equals 5% of your Lifetime Income Base, or $5,000.

●

Assume that you take no withdrawals in your first contract year. Therefore, on January 1, 2008, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $105,000. Your GLB Base will now become the greater of

(i)	your old GLB Base of $100,000, and
(ii)	your new RGLB amount of $105,000.
Therefore, your GLB Base is now $105,000, and your new Maximum WB Amount is 5% of $105,000, or $5,250.
Your LIB will now become the greater of
(i)	your old LIB of $100,000, and
(ii)	the lesser of
(a)	your new RGLB amount of $105,000, and
(b)	your old LIB of $100,000 plus the bonus amount of $5,000.
Therefore, your LIB is now $105,000, and your new Maximum WB for Life Amount is 5% of $105,000, or $5,250.
Your Bonus Base remains at $100,000.

●

Assume that you make a deposit of $60,000 in your second contract year. Your RGLB amount, GLB Base, LIB, and Bonus Base are all increased by the amount of the deposit. Therefore, your RGLB amount, GLB Base, and LIB are all now equal to $105,000 plus $60,000 = $165,000. Your Bonus Base is now equal to $100,000 plus $60,000 = $160,000.

●

Assume that you take no withdrawals in your second contract year. Therefore, on January 1, 2009, the RGLB amount will be increased by $8,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $173,000. Your GLB Base will now become the greater of

(i)	your old GLB Base of $165,000, and
(ii)	your new RGLB amount of $173,000.
Therefore, your GLB Base is now $173,000, and your new Maximum WB Amount is 5% of $173,000, or $8,650.
Your LIB will now become the greater of
(i)	your old LIB of $165,000, and
(ii)	the lesser of
(a)	your new RGLB amount of $173,000, and
(b)	your old LIB of $165,000 plus the bonus amount of $8,000.
Therefore, your LIB is now $173,000, and your new Maximum WB for Life Amount is 5% of $173,000, or $8,650.
Your Bonus Base remains at $160,000.

●

Assume that you take a withdrawal equal to your Maximum WB for Life Amount of $8,650 in your third contract year. Your RGLB amount will be reduced by the amount of the withdrawal, so that it will equal $173,000 - $8,650, or $164,350. Your GLB Base will remain at $173,000, so your Maximum WB Amount will remain at 5% of $173,000, or $8,650. Your LIB will also remain at $173,000, so your Maximum WB for Life Amount will remain at 5% of $173,000, or $8,650. Your Bonus Base will remain at $160,000.

●

Assume that you remain alive and that you continue to make withdrawals of $8,650 until the RGLB amount runs out in year 2028. Because the RGLB amount is now $0, the GLB Base also becomes $0. Your Bonus Base is $0 because bonus credits may only be given in the first ten Account Years. Your LIB is still $173,000. Therefore, you can continue to receive $8,650 per year as long as you are alive. Also, if there is a remaining Account Value, the Contract continues.

EXAMPLE 11: WB election at issue, withdrawals taken.

●

Assume that you are age 65 at issue. Also assume that you elect the WB plan at issue. Your RGLB amount, your GLB Base, your Lifetime Income Base (LIB), and your Bonus Base all equal $100,000. Your Maximum WB Amount equals 5% of your GLB Base, or $5,000. Your Maximum WB for Life Amount equals 5% of your Lifetime Income Base, or $5,000.

●

Assume that you take no withdrawals in your first contract year. Therefore, on January 1, 2008, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $105,000. Your GLB Base will now become the greater of

(i)	your old GLB Base of $100,000, an
(ii)	your new RGLB amount of $105,000
Therefore, your GLB Base is now $105,000, and your new Maximum WB Amount is 5% of $105,000, or $5,250.
Your LIB will now become the greater of
(i)	your old LIB of $100,000, and
(ii)	the lesser of
(a)	your new RGLB amount of $105,000, and
(b)	your old LIB of $100,000 plus the bonus amount of $5,000.
Therefore, your LIB is now $105,000, and your new Maximum WB for Life Amount is 5% of $105,000, or $5,250.
Your Bonus Base remains at $100,000.

●

Assume that you take a withdrawal equal to your Maximum WB for Life Amount of $5,250 in your second contract year. Your RGLB amount will be reduced by the amount of the withdrawal, so that it will equal $105,000 - $5,250, or $99,750. Your GLB Base will remain at $105,000, so your Maximum WB Amount will remain at 5% of $105,000, or $5,250. Your LIB will also remain at $105,000, so your Maximum WB for Life Amount will remain at 5% of $105,000, or $5,250. Since your withdrawal did not exceed your Maximum WB Amount, your Bonus Base will remain at $100,000.

●

Assume that you take no withdrawals in your third contract year. Therefore, on January 1, 2010, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $104,750. Your GLB Base will now become the greater of

(i)	your old GLB Base of $105,000, and
(ii)	your new RGLB amount of $104,750.
Therefore, your GLB Base remains at $105,000, and your Maximum WB Amount remains at 5% of $105,000, or $5,250.
Your LIB will now become the greater of
(i)	your old LIB of $105,000, and
(ii)	the lesser of
(a)	your new RGLB amount of $104,750, and
(b)	your old LIB of $105,000 plus the bonus amount of $5,000.
Therefore, your LIB remains at $105,000, and your Maximum WB for Life Amount remains at 5% of $105,000, or $5,250.
Your Bonus Base remains at $100,000.

●

Assume that you take no withdrawals in your fourth contract year. Therefore, on January 1, 2011, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $109,750. Your GLB Base will now become the greater of

(i)	your old GLB Base of $105,000, and
(ii)	your new RGLB amount of $109,750.
Therefore, your GLB Base is now $109,750, and your new Maximum WB Amount is 5% of $109,750, or $5,487.
Your LIB will now become the greater of
(i)	your old LIB of $105,000, and
(ii)	the lesser of
(a)	your new RGLB amount of $109,750, and
(b)	your old LIB of $105,000 plus the bonus amount of $5,000.
Therefore, your LIB is now $109,750, and your new Maximum WB for Life Amount is 5% of $109,750, or $5,487.
Your Bonus Base remains at $100,000.

●

Assume that you take a withdrawal equal to your Maximum WB for Life Amount of $5,487 in 2011. Also assume that you remain alive and continue to take annual withdrawals of $5,487 until the RGLB amount runs out in year 2030. Because the RGLB amount is now $0, the GLB Base also becomes $0. Your Bonus Base is $0 because bonus credits may only be given in the first ten Account Years. Your LIB is still $109,750. Therefore, you can continue to receive $5,487 per year as long as you are alive. Also, if there is a remaining Account Value, the Contract continues.

EXAMPLE 12: WB election at issue, excess withdrawal taken.

●

Assume that you are age 65 at issue. Also assume that you elect the WB plan at issue. Your RGLB amount, your GLB Base, your Lifetime Income Base (LIB), and your Bonus Base all equal $100,000. Your Maximum WB Amount equals 5% of your GLB Base, or $5,000. Your Maximum WB for Life Amount equals 5% of your Lifetime Income Base, or $5,000.

●

Assume that you take no withdrawals in your first contract year. Therefore, on January 1, 2008, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $105,000. Your GLB Base will now become the greater of

(i)	your old GLB Base of $100,000, and
(ii)	your new RGLB amount of $105,000.
Therefore, your GLB Base is now $105,000, and your new Maximum WB Amount is 5% of $105,000, or $5,250.
Your LIB will now become the greater of
(i)	your old LIB of $100,000, and
(ii)	the lesser of
(a)	your new RGLB amount of $105,000, and
(b)	your old LIB of $100,000 plus the bonus amount of $5,000.
Therefore, your LIB is now $105,000, and your new Maximum WB for Life Amount is 5% of $105,000, or $5,250.
Your Bonus Base remains at $100,000.

●

Assume that you take a withdrawal of $6,000 in your second contract year. This withdrawal exceeds both your Maximum WB Amount and your Maximum WB for Life Amount of $5,250. Assume that your Account Value equals $90,000 after you make this withdrawal. Your RGLB amount will be reduced to the lesser of

(i)	your old RGLB amount of $105,000 minus the $6,000 withdrawal, and
(ii)	your Account Value of $90,000.
Therefore, your new RGLB amount is $90,000.
Your GLB Base will be reduced to the lesser of
(i)	your old GLB Base of $105,000 minus the $750 excess withdrawal, and
(ii)	your Account Value of $90,000.
Therefore, your new GLB Base is $90,000. Your new Maximum WB Amount is 5% of $90,000, or $4,500.
Your Bonus Base will be reduced to the lesser of
(i)	your old Bonus Base of $100,000 minus the $750 excess withdrawal, and
(ii)	your Account Value of $90,000.
Therefore, your new Bonus Base is $90,000.
Your LIB will be reduced to the lesser of
(i)	your old LIB of $105,000 minus the $750 excess withdrawal, and
(ii)	your Account Value of $90,000.
Therefore, your new LIB is $90,000. Your new Maximum WB for Life Amount is 5% of $90,000, or $4,500.

●

Assume that you take no withdrawals in your third contract year. Therefore, on January 1, 2010, the RGLB amount will be increased by $4,500, which equals 5% of the Bonus Base. Your new RGLB amount is now $94,500. Your GLB Base will now become the greater of

(i)	your old GLB Base of $90,000, and
(ii)	your new RGLB amount of $94,500.
Therefore, your GLB Base is now $94,500, and your new Maximum WB Amount is 5% of $94,500, or $4,725.
Your LIB will now become the greater of
(i)	your old LIB of $90,000, and
(ii)	the lesser of
(a)	your new RGLB amount of $94,500, and
(b)	your old LIB of $90,000 plus the bonus amount of $4,500.
Therefore, your LIB is now $94,500, and your new Maximum WB for Life Amount is 5% of $94,500, or $4,725.
Your Bonus Base remains at $90,000.

●

Assume that you take no withdrawals in your fourth contract year. Therefore, on January 1, 2011, the RGLB amount will be increased by $4,500, which equals 5% of the Bonus Base. Your new RGLB amount is now $99,000. Your GLB Base will now become the greater of

(i)	your old GLB Base of $94,500, and
(ii)	your new RGLB amount of $99,000.
Therefore, your GLB Base is now $99,000, and your new Maximum WB Amount is 5% of $99,000, or $4,950.
Your LIB will now become the greater of
(i)	your old LIB of $94,500, and
(ii)	the lesser of
(a)	your new RGLB amount of $99,000, and
(b)	your old LIB of $94,500 plus the bonus amount of $4,500.
Therefore, your LIB is now $99,000, and your new Maximum WB for Life Amount is 5% of $99,000, or $4,950.
Your Bonus Base remains at $90,000.

●

Assume that you take a withdrawal equal to your Maximum WB for Life Amount of $4,950 in 2011. Also assume that you remain alive and continue to take annual withdrawals of $4,950 until the RGLB amount runs out in year 2030. Because the RGLB amount is now $0, the GLB Base also becomes $0. Your Bonus Base is $0 because bonus credits may only be given in the first ten Account Years. Your LIB is still $99,000. Therefore, you can continue to receive $4,950 per year as long as you are alive. Also, if there is a remaining Account Value, the Contract continues.

EXAMPLE 13: WB election at issue, withdrawals not taken immediately, Step-up elected.

●

Assume that you are age 65 at issue. Also assume that you elect the WB plan at issue. Your RGLB amount, your GLB Base, your Lifetime Income Base (LIB), and your Bonus Base all equal $100,000. Your Maximum WB Amount equals 5% of your GLB Base, or $5,000. Your Maximum WB for Life Amount equals 5% of your Lifetime Income Base, or $5,000.

●

Assume that you take no withdrawals in your first contract year. Therefore, on January 1, 2008, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $105,000. Your GLB Base will now become the greater of

(i)	your old GLB Base of $100,000, and
(ii)	your new RGLB amount of $105,000.
Therefore, your GLB Base is now $105,000, and your new Maximum WB Amount is 5% of $105,000, or $5,250.
Your LIB will now become the greater of
(i)	your old LIB of $100,000, and
(ii)	the lesser of
(a)	your new RGLB amount of $105,000, and
(b)	your old LIB of $100,000 plus the bonus amount of $5,000.
Therefore, your LIB is now $105,000, and your new Maximum WB for Life Amount is 5% of $105,000, or $5,250.
Your Bonus Base remains at $100,000.

●

Assume that you take no withdrawals in your second contract year. Therefore, on January 1, 2009, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $110,000. Your GLB Base will now become the greater of

(i)	your old GLB Base of $105,000, and
(ii)	your new RGLB amount of $110,000.
Therefore, your GLB Base is now $110,000, and your new Maximum WB Amount is 5% of $110,000, or $5,500.
Your LIB will now become the greater of
(i)	your old LIB of $105,000, and
(ii)	the lesser of
(a)	your new RGLB amount of $110,000, and
(b)	your old LIB of $105,000 plus the bonus amount of $5,000.
Therefore, your LIB is now $110,000, and your new Maximum WB for Life Amount is 5% of $110,000, or $5,500.
Your Bonus Base remains at $100,000.

●

Assume that you take no withdrawals in your third contract year. Therefore, on January 1, 2010, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $115,000. Your GLB Base will now become the greater of

(i)	your old GLB Base of $110,000, and
(ii)	your new RGLB amount of $115,000.
Therefore, your GLB Base is now $115,000, and your new Maximum WB Amount is 5% of $115,000, or $5,750.
Your LIB will now become the greater of
(i)	your old LIB of $115,000, and
(ii)	the lesser of
(a)	your new RGLB amount of $115,000, and
(b)	your old LIB of $110,000 plus the bonus amount of $5,000.
Therefore, your LIB is now $115,000, and your new Maximum WB for Life Amount is 5% of $115,000, or $5,750.
Your Bonus Base remains at $100,000.

●

Assume that on January 2, 2010 your Account Value is $118,000. Since you have reached your third contract anniversary and since your Account Value is greater than both the GLB Base and the LIB, you may step up your WB plan guarantees. Assume that you do elect to step up. Your RGLB amount, your GLB Base, your LIB and your Bonus Base are all now equal to $118,000. Your new Maximum WB Amount is 5% of $118,000, or $5,900. Your new Maximum WB for Life Amount is 5% of $118,000, or $5,900.

●

Assume that you take no withdrawals in your fourth contract year. Therefore, on January 1, 2011, the RGLB amount will be increased by $5,900, which equals 5% of the Bonus Base. Your new RGLB amount is now $123,900. Your GLB Base will now become the greater of

(i)	your old GLB Base of $118,000, and
(ii)	your new RGLB amount of $123,900.
Therefore, your GLB Base is now $123,900, and your new Maximum WB Amount is 5% of $123,900, or $6,195.
Your LIB will now become the greater of
(i)	your old LIB of $118,000, and
(ii)	the lesser of
(a)	your new RGLB amount of $123,900, and
(b)	your old LIB of $118,000 plus the bonus amount of $5,900.
Therefore, your LIB is now $123,900, and your new Maximum WB for Life Amount is 5% of $123,900, or $6,195.
Your Bonus Base remains at $118,000.

●

Assume that you take a withdrawal equal to your Maximum WB for Life Amount of $6,195 in your fifth contract year. Your RGLB amount will be reduced by the amount of the withdrawal, so that it will equal $123,900 - $6,195, or $117,705. Your GLB Base will remain at $123,900, so your Maximum WB Amount will remain at 5% of $123,900, or $6,195. Your LIB will also remain at $123,900, so your Maximum WB for Life Amount will remain at 5% of $123,900, or $6,195. Your Bonus Base remains at $118,000.

●

Assume that you remain alive and that you continue to make withdrawals of $6,195 until the RGLB amount runs out in year 2030. Because the RGLB amount is now $0, the GLB Base also becomes $0. Your Bonus Base is $0 because bonus credits may only be given in the first ten Account Years. Your LIB is still $123,900. Therefore, you can continue to receive $6,195 per year as long as you are alive. Also, if there is a remaining Account Value, the Contract continues.

EXAMPLE 14: Switch from AB to WB; No withdrawals under the AB Plan.
●

Assume that you are age 65 at issue. Assume that you elect the AB plan. Your GLB amount at issue and your Bonus Base at issue are both equal to $100,000 (your Purchase Payment amount). Assume that you take no withdrawals in your first policy year. Therefore, on January 1, 2008, your accrued bonus amount is $5,000, which equals 5% of the Bonus Base. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●

Assume that you take no withdrawals in your second policy year. Therefore, on January 1, 2009, your accrued bonus amount is $10,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $5,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●

Assume that you take no withdrawals in your third policy year. Therefore, on January 1, 2010, your accrued bonus amount is $15,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $10,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●

Assume that while you are in your fourth policy year, you switch to the WB plan. Assume that you have not taken any withdrawals yet. Your RGLB amount is now equal to your old GLB amount of $100,000 plus your accrued bonus amount of $15,000, for a total of $115,000. Your GLB Base and your LIB are both set equal to the RGLB amount at the time of conversion to the WB plan. Therefore, both the GLB Base and the LIB are equal to $115,000. Your Maximum WB Amount equals 5% of your GLB Base, or $5,750. Your Maximum WB for Life Amount equals 5% of your LIB, or $5,750. Your Bonus Base remains at $100,000. Since you have switched to the WB plan, your accrued bonus amount becomes $0.

●

Assume that you take no withdrawals in your fourth contract year. Therefore, on January 1, 2011, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $120,000. Your GLB Base will now become the greater of

(i)	your old GLB Base of $115,000, and
(ii)	your new RGLB amount of $120,000.
Therefore, your GLB Base is now $120,000, and your new Maximum WB Amount is 5% of $120,000, or $6,000.
Your LIB will now become the greater of
(i)	your old LIB of $115,000, and
(ii)	the lesser of
(a)	your new RGLB amount of $120,000, and
(b)	your old LIB of $115,000 plus the bonus amount of $5,000.
Therefore, your LIB is now $120,000, and your new Maximum WB for Life Amount is 5% of $120,000, or $6,000.
Your Bonus Base remains at $100,000.

●

Assume that you take a withdrawal equal to your Maximum WB for Life Amount of $6,000 in your fifth contract year. Your RGLB amount will be reduced by the amount of the withdrawal, so that it will equal $120,000 - $6,000, or $114,000. Your GLB Base will remain at $120,000, so your Maximum WB Amount will remain at 5% of $120,000, or $6,000. Your LIB will also remain at $120,000, so your Maximum WB for Life Amount will remain at 5% of $120,000, or $6,000. Your Bonus Base remains at $100,000.

●

Assume that you remain alive and that you continue to make withdrawals of $6,000 until the RGLB amount runs out in year 2030. Because the RGLB amount is now $0, the GLB Base also becomes $0. Your Bonus Base is $0 because bonus credits may only be given in the first ten Account Years. Your LIB is still $120,000. Therefore, you can continue to receive $6,000 per year as long as you are alive. Also, if there is a remaining Account Value, the Contract continues.

EXAMPLE 15: Switch from AB to WB; Withdrawals under the AB Plan.
●

Assume that you are age 65 at issue. Assume that you elect the AB plan. Your GLB amount at issue and your Bonus Base at issue are both equal to $100,000 (your Purchase Payment amount). Assume that you take no withdrawals in your first policy year. Therefore, on January 1, 2008, your accrued bonus amount is $5,000, which equals 5% of the Bonus Base. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●

Assume that you take no withdrawals in your second policy year. Therefore, on January 1, 2009, your accrued bonus amount is $10,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $5,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●

Assume that on March 10, 2009 (in your third policy year), your Account Value is $80,000. Also assume that you take a withdrawal of $10,000 on this date. Therefore, your ending Account Value on March 10, 2009 is $70,000. Your GLB amount, Bonus Base, and accrued bonus amount are reduced proportionally to the amount withdrawn. Therefore, your new GLB amount is

$100,000 x ($70,000 / $80,000) = $87,500. Your new Bonus Base is $100,000 x ($70,000 / $80,000) = $87,500. Your new accrued bonus amount is $10,000 x ($70,000 / $80,000) = $8,750

●

Assume that while you are in your fourth policy year, you switch to the WB plan. Your RGLB amount is now equal to your old GLB amount of $87,500 plus your accrued bonus amount of $8,750, for a total of $96,250. Your GLB Base and your LIB are both set equal to the RGLB amount at the time of conversion to the WB plan. Therefore, both the GLB Base and the LIB are equal to $96,250. Your Maximum WB Amount equals 5% of your GLB Base, or $4,812. Your Maximum WB for Life Amount equals 5% of your LIB, or $4,812. Your Bonus Base remains at $87,500. Since you have switched to the WB plan, your accrued bonus amount becomes $0.

●

Assume that you take no withdrawals in your fourth contract year. Therefore, on January 1, 2011, the RGLB amount will be increased by $4,375, which equals 5% of the Bonus Base. Your new RGLB amount is now $100,625. Your GLB Base will now become the greater of

(i)	your old GLB Base of $96,250, and
(ii)	your new RGLB amount of $100,625.
Therefore, your GLB Base is now $100,625, and your new Maximum WB Amount is 5% of $100,625, or $5,031.
Your LIB will now become the greater of
(i)	your old LIB of $96,250, and
(ii)	the lesser of
(a)	your new RGLB amount of $100,625, and
(b)	your old LIB of $96,250 plus the bonus amount of $4,375.
Therefore, your LIB is now $100,625, and your new Maximum WB for Life Amount is 5% of $100,625, or $5,031.
Your Bonus Base remains at $87,500.

●

Assume that you take a withdrawal equal to your Maximum WB for Life Amount of $5,031 in your fifth contract year. Your RGLB amount will be reduced by the amount of the withdrawal, so that it will equal $100,625 - $5,031, or $95,594. Your GLB Base will remain at $100,625, so your Maximum WB Amount will remain at 5% of $100,625, or $5,031. Your LIB will also remain at $100,625, so your Maximum WB for Life Amount will remain at 5% of $100,625, or $5,031. Your Bonus Base remains at $87,500.

●

Assume that you remain alive and that you continue to make withdrawals of $5,031 until the RGLB amount runs out in year 2030. Because the RGLB amount is now $0, the GLB Base also becomes $0. Your Bonus Base is $0 because bonus credits may only be given in the first ten Account Years. Your LIB is still $100,625. Therefore, you can continue to receive $5,031 per year as long as you are alive. Also, if there is a remaining Account Value, the Contract continues.

EXAMPLE 16: Switch from AB to WB; Step-up while in AB Plan.
●

Assume that you are age 65 at issue. Assume that you elect the AB plan. Your GLB amount at issue and your Bonus Base at issue are both equal to $100,000 (your Purchase Payment amount). Assume that you take no withdrawals in your first policy year. Therefore, on January 1, 2008, your accrued bonus amount is $5,000, which equals 5% of the Bonus Base. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●

Assume that you take no withdrawals in your second policy year. Therefore, on January 1, 2009, your accrued bonus amount is $10,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $5,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●

Assume that you take no withdrawals in your third policy year. Therefore, on January 1, 2010, your accrued bonus amount is $15,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $10,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●

Assume that on January 2, 2010 your Account Value is $118,000. Since you have reached your third contract anniversary and since your Account Value is greater than your GLB amount, you may elect to step up to a new ten year period, with a new GLB amount of $118,000. Assume that you do elect to step up. Your GLB amount is now equal to $118,000. Also, your Bonus Base is now equal to $118,000. Your AB plan "maturity date" is now January 2, 2020. Since your new GLB amount of $118,000 is greater than the sum of your old GLB amount of $100,000 plus your old accrued bonus amount of $15,000, your new accrued bonus amount is set equal to $0.

●

Assume that you take no withdrawals in your fourth policy year. Therefore, on January 1, 2011, your accrued bonus amount is $5,900, which equals $5,900 (5% of the Bonus Base) plus your previous accrued bonus amount of $0. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $118,000.

●

Assume that while you are in your fifth policy year, you switch to the WB plan. Assume that you have not taken any withdrawals yet. Your RGLB amount is now equal to your old GLB amount of $118,000 plus your accrued bonus amount of $5,900, for a total of $123,900. Your GLB Base and your LIB are both set equal to the RGLB amount at the time of conversion to the WB plan. Therefore, both the GLB Base and the LIB are equal to $123,900. Your Maximum WB Amount equals 5% of your GLB Base, or $6,195. Your Maximum WB for Life Amount equals 5% of your LIB, or $6,195. Your Bonus Base remains at $118,000. Since you have switched to the WB plan, your accrued bonus amount becomes $0.

●

Assume that you take no withdrawals in your fifth contract year. Therefore, on January 1, 2012, the RGLB amount will be increased by $5,900, which equals 5% of the Bonus Base. Your new RGLB amount is now $129,800. Your GLB Base will now become the greater of

(i)	your old GLB Base of $123,900, and
(ii)	your new RGLB amount of $129,800.
Therefore, your GLB Base is now $129,800, and your new Maximum WB Amount is 5% of $129,800, or $6,490.
Your LIB will now become the greater of
(i)	your old LIB of $123,900, and
(ii)	the lesser of
(a)	your new RGLB amount of $129,800, and
(b)	your old LIB of $123,900 plus the bonus amount of $5,900.
Therefore, your LIB is now $129,800, and your new Maximum WB for Life Amount is 5% of $129,800, or $6,490.
Your Bonus Base remains at $118,000.

●

Assume that you take a withdrawal equal to your Maximum WB for Life Amount of $6,490 in your sixth contract year. Your RGLB amount will be reduced by the amount of the withdrawal, so that it will equal $129,800 - $6,490, or $123,310. Your GLB Base will remain at $129,800, so your Maximum WB Amount will remain at 5% of $129,800, or $6,490. Your LIB will also remain at $129,800, so your Maximum WB for Life Amount will remain at 5% of $129,800, or $6,490. Your Bonus Base remains at $118,000.

●

Assume that you remain alive and that you continue to make withdrawals of $6,490 until the RGLB amount runs out in year 2031. Because the RGLB amount is now $0, the GLB Base also becomes $0. Your Bonus Base is $0 because bonus credits may only be given in the first ten Account Years. Your LIB is still $129,800. Therefore, you can continue to receive $6,490 per year as long as you are alive. We will continue to charge the rider fee for as long as you are eligible to receive benefits under the WB Plan. The Owner can annuitize as long as there is a remaining Account Value, but if Account Value drops to zero, the Contract terminates.

EXAMPLE 17: Switch from AB to WB; Step-up while in AB Plan.
●

Assume that you are age 65 at issue. Assume that you elect the AB plan. Your GLB amount at issue and your Bonus Base at issue are both equal to $100,000 (your Purchase Payment amount). Assume that you take no withdrawals in your first policy year. Therefore, on January 1, 2008, your accrued bonus amount is $5,000, which equals 5% of the Bonus Base. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●

Assume that you take no withdrawals in your second policy year. Therefore, on January 1, 2009, your accrued bonus amount is $10,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $5,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●

Assume that you take no withdrawals in your third policy year. Therefore, on January 1, 2010, your accrued bonus amount is $15,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $10,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●

Assume that on January 2, 2010 your Account Value is $112,000. Since you have reached your third contract anniversary and since your Account Value is greater than your GLB amount, you may elect to step up to a new ten year period, with a new GLB amount of $112,000. Assume that you do elect to step up. Your GLB amount is now equal to $112,000. Also, your Bonus Base is now equal to $112,000. Your AB plan "maturity date" is now January 2, 2020. Since your new GLB amount of $112,000 is less than the sum of your old GLB amount of $100,000 plus your old accrued bonus amount of $15,000, your new accrued bonus amount is set equal to the sum of your old GLB amount of $100,000 plus your old accrued bonus amount of $15,000, less your new GLB amount of $112,000. Therefore, your new accrued bonus amount is $3,000.

●

Assume that you take no withdrawals in your fourth policy year. Therefore, on January 1, 2011, your accrued bonus amount is $8,600, which equals $5,600 (5% of the Bonus Base) plus your previous accrued bonus amount of $3,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $112,000.

●

Assume that while you are in your fifth policy year, you switch to the WB plan. Assume that you have not taken any withdrawals yet. Your RGLB amount is now equal to your old GLB amount of $112,000 plus your accrued bonus amount of $8,600, for a total of $120,600. Your GLB Base and your LIB are both set equal to the RGLB amount at the time of conversion to the WB plan. Therefore, both the GLB Base and the LIB are equal to $120,600. Your Maximum WB Amount equals 5% of your GLB Base, or $6,030. Your Maximum WB for Life Amount equals 5% of your LIB, or $6,030. Your Bonus Base remains at $112,000. Since you have switched to the WB plan, your accrued bonus amount becomes $0.

●

Assume that you take no withdrawals in your fifth contract year. Therefore, on January 1, 2012, the RGLB amount will be increased by $5,600, which equals 5% of the Bonus Base. Your new RGLB amount is now $126,200. Your GLB Base will now become the greater of

(i)	your old GLB Base of $120,600, and
(ii)	your new RGLB amount of $126,200.
Therefore, your GLB Base is now $126,200, and your new Maximum WB Amount is 5% of $126,200, or $6,310.
Your LIB will now become the greater of
(i)	your old LIB of $120,600, and
(ii)	the lesser of
(a)	your new RGLB amount of $126,200, and
(b)	your old LIB of $120,600 plus the bonus amount of $5,600.
Therefore, your LIB is now $126,200, and your new Maximum WB for Life Amount is 5% of $126,200, or $6,310.
Your Bonus Base remains at $112,000.

●

Assume that you take a withdrawal equal to your Maximum WB for Life Amount of $6,310 in your sixth contract year. Your RGLB amount will be reduced by the amount of the withdrawal, so that it will equal $126,200 - $6,310, or $119,890. Your GLB Base will remain at $126,200, so your Maximum WB Amount will remain at 5% of $126,200, or $6,310. Your LIB will also remain at $126,200, so your Maximum WB for Life Amount will remain at 5% of $126,200, or $6,310. Your Bonus Base remains at $112,000.

●

Assume that you remain alive and that you continue to make withdrawals of $6,310 until the RGLB amount runs out in year 2031. Because the RGLB amount is now $0, the GLB Base also becomes $0. Your Bonus Base is $0 because bonus credits may only be given in the first ten Account Years. Your LIB is still $126,200. Therefore, you can continue to receive $6,310 per year as long as you are alive. We will continue to charge the rider fee for as long as you are eligible to receive benefits under the WB Plan. The Owner can annuitize as long as there is a remaining Account Value, but if the Account Value drops to zero, the Contract terminates.

EXAMPLE 18: Calculation of Explicit Rider Charges.
●

Assume that you did not elect the WB plan at any time. Assume that your Account Value increases at an annual rate of 5% per year throughout the next ten years. Also assume that you do not elect to step-up at any time.

●

On March 31, 2007, your Account Value before the charge for Secured Returns for Life Plus is taken is $101,196.79. The charge deducted on March 31, 2007 is $126.50 ($101,196.79 x .00125). Therefore, your ending Account Value on March 31, 2007 is $101,070.29 ($101,196.79 - $126.50).

●

On June 30, 2007, your Account Value before the charge for Secured Returns for Life Plus is taken is $102,307.23. The fee deducted on June 30, 2007 is $127.88 ($102,307.23 x .00125). Therefore, your ending Account Value on June 30, 2007 is $102,179.35 ($102,307.23 - $127.88).

●

On September 30, 2007, your Account Value before the charge for Secured Returns for Life Plus is taken is $103,443.69. The fee deducted on September 30, 2007 is $129.30 ($103,443.69 x .00125). Therefore, your ending Account Value on September 30, 2007 is $103,314.39 ($103,443.69 - $129.30).

●

This pattern continues until the maturity date for your Benefit of January 1, 2017. On that date, your Account will be credited with a payment. If your current Account Value is less than your current GLB amount, then your Account will be credited with the difference between these two amounts. If your current Account Value is greater than your current GLB amount, then your Account will be credited with the sum of all of Secured Returns for Life Plus charges that have been made. Note that if Secured Returns for Life Plus was revoked or cancelled before the maturity date for your Benefit of January 1, 2017, then no Secured Returns for Life Plus credit will be made to your Account.

●

If Secured Returns for Life Plus is still available to new Owners, you may elect to renew your participation in Secured Returns for Life Plus with a new GLB amount equal to the ending January 1, 2017 Account Value at the cost and terms available to new Owners.

APPENDIX K

PREVIOUSLY AVAILABLE INVESTMENT OPTIONS

The current available variable investment options are those listed on page 1 of the prospectus.

If you purchased your Contract before February 2, 2004, you may make subsequent Purchase Payments into the following investment options that were available for investment prior to that date:

Large-Cap Value Equity Funds

   MFS/Sun Life Strategic Value - S Class

Large-Cap Growth Equity Funds

   MFS/Sun Life Capital Appreciation - S Class

   MFS/Sun Life Global Growth - S Class

Mid-Cap Value Equity Funds

   MFS/Sun Life Mid Cap Value - S Class

   Sun Capital Real Estate Fund® - Initial Class

Mid-Cap Growth Equity Funds

   MFS/Sun Life Mid Cap Growth - S Class

Medium Quality Intermediate-Term Bond Funds

   MFS/Sun Life Bond - S Class

   MFS/Sun Life Strategic Income - S Class

Massachusetts Financial Services Company advises the MFS/Sun Life Funds. Sun Capital Advisers, Inc. advises the Sun Capital Funds.

APPENDIX L

Build Your Portfolio
Cash and Short-Term Bond Funds	Intermediate and Long-Term Bond Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
15% to 60%	10% to 40%	20% to 50%	0% to 30%	0% to 10%
MFS Money Market	PIMCO Total Return	Lord Abbett All Value	Franklin Small Cap Value Securities	MFS High Yield

PIMCO Low Duration	Sun Cap Investment Grade Bond	Lord Abbett Growth and Income	Oppenheimer Main Street Small Cap	PIMCO Emerging Markets Bond

	MFS Government Securities	MFS Strategic Value*	MFS Strategic Growth	MFS Strategic Income*

	MFS Bond*	MFS Value	MFS Mass Investors Growth Stock	Sun Cap Real Estate

	PIMCO Real Return	MFS Total Return	MFS Emerging Growth	PIMCO All Asset

		Franklin Mutual Shares	MFS Capital Appreciation*	PIMCO Commodity Real Return

		Lord Abbett Mid Cap Value	Oppenheimer Capital Appreciation	Templeton Developing Markets Securities

		MFS Utilities	Sun Cap All Cap	MFS Emerging Markets Equity

		MFS Mid Cap Value*	Lord Abbett Growth Opportunities

		MFS Capital Opportunities	MFS Mid Cap Growth*

		MFS Mass Investors Trust	MFS New Discovery

		MFS Research	Templeton Foreign Securities

		Oppenheimer Main St.	MFS Research International

		Fidelity VIP Freedom 2010	Templeton Growth Securities

		Fidelity VIP Freedom 2015	Oppenheimer Global Securities

		Fidelity VIP Freedom 2020	MFS Global Growth*

SC FI Large Cap Growth

* Only available if you purchased your Contract before February 2, 2004.

APPENDIX M

CONDENSED FINANCIAL INFORMATION

The following information for SUN LIFE FINANCIAL MASTERS EXTRA should be read in conjunction with the Variable Account's Financial Statements appearing in the Statement of Additional Information. The $10 beginning value for each accumulation unit is as of the date the unit commenced, which was generally later than the first day of the year shown.

Fund	Price Level	Year	Accumulation Unit Value Beginning of Year	Accumulation Unit Value End of Year	Number of Accumulation Units End of Year Units

Fidelity VIP Freedom 2010 Portfolio Service Class 2	01	2005	10.000	10.312	0

Fidelity VIP Freedom 2010 Portfolio Service Class 2	02	2005	10.000	10.309	0

Fidelity VIP Freedom 2010 Portfolio Service Class 2	03	2005	10.000	10.308	0

Fidelity VIP Freedom 2010 Portfolio Service Class 2	04	2005	10.000	10.306	0

Fidelity VIP Freedom 2010 Portfolio Service Class 2	05	2005	10.000	10.305	0

Fidelity VIP Freedom 2010 Portfolio Service Class 2	06	2005	10.000	10.302	0

Fidelity VIP Freedom 2010 Portfolio Service Class 2	07	2005	10.000	10.301	0

Fidelity VIP Freedom 2010 Portfolio Service Class 2	08	2005	10.000	10.298	0

Fidelity VIP Freedom 2015 Portfolio Service Class 2	01	2005	10.000	10.388	0

Fidelity VIP Freedom 2015 Portfolio Service Class 2	02	2005	10.000	10.384	0

Fidelity VIP Freedom 2015 Portfolio Service Class 2	03	2005	10.000	10.383	0

Fidelity VIP Freedom 2015 Portfolio Service Class 2	04	2005	10.000	10.381	0

Fidelity VIP Freedom 2015 Portfolio Service Class 2	05	2005	10.000	10.380	0

Fidelity VIP Freedom 2015 Portfolio Service Class 2	06	2005	10.000	10.377	0

Fidelity VIP Freedom 2015 Portfolio Service Class 2	07	2005	10.000	10.376	0

Fidelity VIP Freedom 2015 Portfolio Service Class 2	08	2005	10.000	10.373	0

Fidelity VIP Freedom 2020 Portfolio Service Class 2	01	2005	10.000	10.429	0

Fidelity VIP Freedom 2020 Portfolio Service Class 2	02	2005	10.000	10.425	0

Fidelity VIP Freedom 2020 Portfolio Service Class 2	03	2005	10.000	10.424	0

Fidelity VIP Freedom 2020 Portfolio Service Class 2	04	2005	10.000	10.422	0

Fidelity VIP Freedom 2020 Portfolio Service Class 2	05	2005	10.000	10.421	0

Fidelity VIP Freedom 2020 Portfolio Service Class 2	06	2005	10.000	10.418	0

Fidelity VIP Freedom 2020 Portfolio Service Class 2	07	2005	10.000	10.417	0

Fidelity VIP Freedom 2020 Portfolio Service Class 2	08	2005	10.000	10.414	0

Franklin Small Cap Value Securities Fund	01	2005	16.341	17.472	39,130
Franklin Small Cap Value Securities Fund	01	2004	13.434	16.341	24,424
Franklin Small Cap Value Securities Fund	01	2003	10.343	13.434	14,279
Franklin Small Cap Value Securities Fund	01	2002	10.000	10.343	0

Franklin Small Cap Value Securities Fund	02	2005	16.268	17.359	95,074
Franklin Small Cap Value Securities Fund	02	2004	13.402	16.268	89,198
Franklin Small Cap Value Securities Fund	02	2003	10.339	13.402	45,394
Franklin Small Cap Value Securities Fund	02	2002	10.000	10.339	0

Franklin Small Cap Value Securities Fund	03	2005	16.250	17.331	0
Franklin Small Cap Value Securities Fund	03	2004	13.393	16.250	0
Franklin Small Cap Value Securities Fund	03	2003	10.338	13.393	0
Franklin Small Cap Value Securities Fund	03	2002	10.000	10.338	0

Franklin Small Cap Value Securities Fund	04	2005	16.195	17.246	35,428
Franklin Small Cap Value Securities Fund	04	2004	13.369	16.195	85,275
Franklin Small Cap Value Securities Fund	04	2003	10.335	13.369	37,645
Franklin Small Cap Value Securities Fund	04	2002	10.000	10.335	0

Franklin Small Cap Value Securities Fund	05	2005	16.177	17.218	405
Franklin Small Cap Value Securities Fund	05	2004	13.361	16.177	406
Franklin Small Cap Value Securities Fund	05	2003	10.334	13.361	0
Franklin Small Cap Value Securities Fund	05	2002	10.000	10.334	0

Franklin Small Cap Value Securities Fund	06	2005	16.123	17.134	849
Franklin Small Cap Value Securities Fund	06	2004	13.336	16.123	850
Franklin Small Cap Value Securities Fund	06	2003	10.331	13.336	2,821
Franklin Small Cap Value Securities Fund	06	2002	10.000	10.331	0

Franklin Small Cap Value Securities Fund	07	2005	15.187	16.132	0
Franklin Small Cap Value Securities Fund	07	2004	12.569	15.187	0
Franklin Small Cap Value Securities Fund	07	2003	10.000	12.569	0

Franklin Small Cap Value Securities Fund	08	2005	15.136	16.045	0
Franklin Small Cap Value Securities Fund	08	2004	12.553	15.136	0
Franklin Small Cap Value Securities Fund	08	2003	10.000	12.553	0

Lord Abbett All Value Portfolio	01	2005	11.817	12.424	11,226
Lord Abbett All Value Portfolio	01	2004	10.390	11.817	13,641
Lord Abbett All Value Portfolio	01	2003	10.000	10.390	0

Lord Abbett All Value Portfolio	02	2005	11.792	12.372	16,623
Lord Abbett All Value Portfolio	02	2004	10.388	11.792	12,283
Lord Abbett All Value Portfolio	02	2003	10.000	10.388	0

Lord Abbett All Value Portfolio	03	2005	11.785	12.359	2,194
Lord Abbett All Value Portfolio	03	2004	10.388	11.785	1,148
Lord Abbett All Value Portfolio	03	2003	10.000	10.388	0

Lord Abbett All Value Portfolio	04	2005	11.766	12.320	29,067
Lord Abbett All Value Portfolio	04	2004	10.387	11.766	19,111
Lord Abbett All Value Portfolio	04	2003	10.000	10.387	0

Lord Abbett All Value Portfolio	05	2005	11.760	12.307	0
Lord Abbett All Value Portfolio	05	2004	10.387	11.760	0
Lord Abbett All Value Portfolio	05	2003	10.000	10.387	0

Lord Abbett All Value Portfolio	06	2005	11.740	12.268	4,604
Lord Abbett All Value Portfolio	06	2004	10.386	11.740	1,502
Lord Abbett All Value Portfolio	06	2003	10.000	10.386	0

Lord Abbett All Value Portfolio	07	2005	11.734	12.256	0
Lord Abbett All Value Portfolio	07	2004	10.385	11.734	0
Lord Abbett All Value Portfolio	07	2003	10.000	10.385	0

Lord Abbett All Value Portfolio	08	2005	11.708	12.204	0
Lord Abbett All Value Portfolio	08	2004	10.384	11.708	0
Lord Abbett All Value Portfolio	08	2003	10.000	10.384	0

Lord Abbett Series Fund Growth and Income	01	2005	14.314	14.528	689,416
Lord Abbett Series Fund Growth and Income	01	2004	12.926	14.314	486,726
Lord Abbett Series Fund Growth and Income	01	2003	10.037	12.926	73,174
Lord Abbett Series Fund Growth and Income	01	2002	10.000	10.037	0

Lord Abbett Series Fund Growth and Income	02	2005	14.250	14.434	685,505
Lord Abbett Series Fund Growth and Income	02	2004	12.895	14.250	457,247
Lord Abbett Series Fund Growth and Income	02	2003	10.033	12.895	157,646
Lord Abbett Series Fund Growth and Income	02	2002	10.000	10.033	0

Lord Abbett Series Fund Growth and Income	03	2005	14.234	14.410	75,173
Lord Abbett Series Fund Growth and Income	03	2004	12.887	14.234	51,247
Lord Abbett Series Fund Growth and Income	03	2003	10.032	12.887	1,439
Lord Abbett Series Fund Growth and Income	03	2002	10.000	10.032	0

Lord Abbett Series Fund Growth and Income	04	2005	14.186	14.340	556,642
Lord Abbett Series Fund Growth and Income	04	2004	12.863	14.186	589,204
Lord Abbett Series Fund Growth and Income	04	2003	10.029	12.863	119,703
Lord Abbett Series Fund Growth and Income	04	2002	10.000	10.029	0

Lord Abbett Series Fund Growth and Income	05	2005	14.170	14.317	3,031
Lord Abbett Series Fund Growth and Income	05	2004	12.856	14.170	1,193
Lord Abbett Series Fund Growth and Income	05	2003	10.028	12.856	0
Lord Abbett Series Fund Growth and Income	05	2002	10.000	10.028	0

Lord Abbett Series Fund Growth and Income	06	2005	14.122	14.247	105,680
Lord Abbett Series Fund Growth and Income	06	2004	12.832	14.122	139,464
Lord Abbett Series Fund Growth and Income	06	2003	10.025	12.832	27,342
Lord Abbett Series Fund Growth and Income	06	2002	10.000	10.025	0

Lord Abbett Series Fund Growth and Income	07	2005	13.121	13.230	147,277
Lord Abbett Series Fund Growth and Income	07	2004	11.929	13.121	200,303
Lord Abbett Series Fund Growth and Income	07	2003	10.000	11.929	49,703

Lord Abbett Series Fund Growth and Income	08	2005	13.077	13.158	14,263
Lord Abbett Series Fund Growth and Income	08	2004	11.913	13.077	22,753
Lord Abbett Series Fund Growth and Income	08	2003	10.000	11.913	1,355

Lord Abbett Series Fund Growth Opportunities	01	2005	11.165	11.483	166,459
Lord Abbett Series Fund Growth Opportunities	01	2004	10.211	11.165	66,261
Lord Abbett Series Fund Growth Opportunities	01	2003	10.000	10.211	0
Lord Abbett Series Fund Growth Opportunities	01	2002	10.000	10.000	0

Lord Abbett Series Fund Growth Opportunities	02	2005	11.140	11.435	144,987
Lord Abbett Series Fund Growth Opportunities	02	2004	10.210	11.140	44,060
Lord Abbett Series Fund Growth Opportunities	02	2003	10.000	10.210	0
Lord Abbett Series Fund Growth Opportunities	02	2002	10.000	10.000	0

Lord Abbett Series Fund Growth Opportunities	03	2005	11.134	11.423	17,036
Lord Abbett Series Fund Growth Opportunities	03	2004	10.210	11.134	7,195
Lord Abbett Series Fund Growth Opportunities	03	2003	10.000	10.210	0
Lord Abbett Series Fund Growth Opportunities	03	2002	10.000	10.000	0

Lord Abbett Series Fund Growth Opportunities	04	2005	11.116	11.386	144,959
Lord Abbett Series Fund Growth Opportunities	04	2004	10.209	11.116	107,277
Lord Abbett Series Fund Growth Opportunities	04	2003	10.000	10.209	0
Lord Abbett Series Fund Growth Opportunities	04	2002	10.000	10.000	0

Lord Abbett Series Fund Growth Opportunities	05	2005	11.110	11.375	1,073
Lord Abbett Series Fund Growth Opportunities	05	2004	10.208	11.110	287
Lord Abbett Series Fund Growth Opportunities	05	2003	10.000	10.208	0
Lord Abbett Series Fund Growth Opportunities	05	2002	10.000	10.000	0

Lord Abbett Series Fund Growth Opportunities	06	2005	11.092	11.339	14,240
Lord Abbett Series Fund Growth Opportunities	06	2004	10.207	11.092	9,430
Lord Abbett Series Fund Growth Opportunities	06	2003	10.000	10.207	0
Lord Abbett Series Fund Growth Opportunities	06	2002	10.000	10.000	0

Lord Abbett Series Fund Growth Opportunities	07	2005	11.086	11.327	19,849
Lord Abbett Series Fund Growth Opportunities	07	2004	10.207	11.086	20,860
Lord Abbett Series Fund Growth Opportunities	07	2003	10.000	10.207	0

Lord Abbett Series Fund Growth Opportunities	08	2005	11.062	11.279	1,477
Lord Abbett Series Fund Growth Opportunities	08	2004	10.206	11.062	1,559
Lord Abbett Series Fund Growth Opportunities	08	2003	10.000	10.206	0

Lord Abbett Series Fund Mid Cap Value	01	2005	15.297	16.274	132,978
Lord Abbett Series Fund Mid Cap Value	01	2004	12.545	15.297	133,944
Lord Abbett Series Fund Mid Cap Value	01	2003	10.230	12.545	14,007
Lord Abbett Series Fund Mid Cap Value	01	2002	10.000	10.230	0

Lord Abbett Series Fund Mid Cap Value	02	2005	15.228	16.168	214,227
Lord Abbett Series Fund Mid Cap Value	02	2004	12.515	15.228	167,052
Lord Abbett Series Fund Mid Cap Value	02	2003	10.226	12.515	45,184
Lord Abbett Series Fund Mid Cap Value	02	2002	10.000	10.226	0

Lord Abbett Series Fund Mid Cap Value	03	2005	15.211	16.142	8,945
Lord Abbett Series Fund Mid Cap Value	03	2004	12.507	15.211	10,662
Lord Abbett Series Fund Mid Cap Value	03	2003	10.225	12.507	525
Lord Abbett Series Fund Mid Cap Value	03	2002	10.000	10.225	0

Lord Abbett Series Fund Mid Cap Value	04	2005	15.160	16.063	159,709
Lord Abbett Series Fund Mid Cap Value	04	2004	12.484	15.160	226,007
Lord Abbett Series Fund Mid Cap Value	04	2003	10.222	12.484	20,468
Lord Abbett Series Fund Mid Cap Value	04	2002	10.000	10.222	0

Lord Abbett Series Fund Mid Cap Value	05	2005	15.143	16.037	1,072
Lord Abbett Series Fund Mid Cap Value	05	2004	12.477	15.143	849
Lord Abbett Series Fund Mid Cap Value	05	2003	10.221	12.477	0
Lord Abbett Series Fund Mid Cap Value	05	2002	10.000	10.221	0

Lord Abbett Series Fund Mid Cap Value	06	2005	15.092	15.958	14,463
Lord Abbett Series Fund Mid Cap Value	06	2004	12.454	15.092	27,069
Lord Abbett Series Fund Mid Cap Value	06	2003	10.218	12.454	791
Lord Abbett Series Fund Mid Cap Value	06	2002	10.000	10.218	0

Lord Abbett Series Fund Mid Cap Value	07	2005	14.651	15.484	5,485
Lord Abbett Series Fund Mid Cap Value	07	2004	12.096	14.651	31,379
Lord Abbett Series Fund Mid Cap Value	07	2003	10.000	12.096	0

Lord Abbett Series Fund Mid Cap Value	08	2005	14.601	15.400	452
Lord Abbett Series Fund Mid Cap Value	08	2004	12.080	14.601	3,780
Lord Abbett Series Fund Mid Cap Value	08	2003	10.000	12.080	0

MFS/Sun Life Bond Series S Class	01	2005	11.908	11.892	18,322
MFS/Sun Life Bond Series S Class	01	2004	11.438	11.908	15,429
MFS/Sun Life Bond Series S Class	01	2003	10.633	11.438	4,671
MFS/Sun Life Bond Series S Class	01	2002	10.000	10.633	0

MFS/Sun Life Bond Series S Class	02	2005	11.854	11.815	27,086
MFS/Sun Life Bond Series S Class	02	2004	11.410	11.854	26,411
MFS/Sun Life Bond Series S Class	02	2003	10.629	11.410	23,479
MFS/Sun Life Bond Series S Class	02	2002	10.000	10.629	0

MFS/Sun Life Bond Series S Class	03	2005	11.841	11.796	34,785
MFS/Sun Life Bond Series S Class	03	2004	11.403	11.841	27,576
MFS/Sun Life Bond Series S Class	03	2003	10.628	11.403	6,184
MFS/Sun Life Bond Series S Class	03	2002	10.000	10.628	0

MFS/Sun Life Bond Series S Class	04	2005	11.801	11.738	94,414
MFS/Sun Life Bond Series S Class	04	2004	11.382	11.801	94,238
MFS/Sun Life Bond Series S Class	04	2003	10.625	11.382	90,834
MFS/Sun Life Bond Series S Class	04	2002	10.000	10.625	4,974

MFS/Sun Life Bond Series S Class	05	2005	11.788	11.719	0
MFS/Sun Life Bond Series S Class	05	2004	11.375	11.788	0
MFS/Sun Life Bond Series S Class	05	2003	10.624	11.375	0
MFS/Sun Life Bond Series S Class	05	2002	10.000	10.624	0

MFS/Sun Life Bond Series S Class	06	2005	11.748	11.662	6,094
MFS/Sun Life Bond Series S Class	06	2004	11.355	11.748	5,694
MFS/Sun Life Bond Series S Class	06	2003	10.620	11.355	5,516
MFS/Sun Life Bond Series S Class	06	2002	10.000	10.620	0

MFS/Sun Life Bond Series S Class	07	2005	10.474	10.392	68,105
MFS/Sun Life Bond Series S Class	07	2004	10.129	10.474	63,719
MFS/Sun Life Bond Series S Class	07	2003	10.000	10.129	70,036

MFS/Sun Life Bond Series S Class	08	2005	10.439	10.336	2,543
MFS/Sun Life Bond Series S Class	08	2004	10.115	10.439	2,478
MFS/Sun Life Bond Series S Class	08	2003	10.000	10.115	2,598

MFS/Sun Life Capital Appreciation Series S Class	01	2005	13.052	12.913	4,502
MFS/Sun Life Capital Appreciation Series S Class	01	2004	11.986	13.052	6,327
MFS/Sun Life Capital Appreciation Series S Class	01	2003	9.500	11.986	6,923
MFS/Sun Life Capital Appreciation Series S Class	01	2002	10.000	9.500	2,070

MFS/Sun Life Capital Appreciation Series S Class	02	2005	12.994	12.829	7,782
MFS/Sun Life Capital Appreciation Series S Class	02	2004	11.957	12.994	19,919
MFS/Sun Life Capital Appreciation Series S Class	02	2003	9.496	11.957	18,021
MFS/Sun Life Capital Appreciation Series S Class	02	2002	10.000	9.496	0

MFS/Sun Life Capital Appreciation Series S Class	03	2005	12.980	12.808	231
MFS/Sun Life Capital Appreciation Series S Class	03	2004	11.950	12.980	233
MFS/Sun Life Capital Appreciation Series S Class	03	2003	9.495	11.950	234
MFS/Sun Life Capital Appreciation Series S Class	03	2002	10.000	9.495	0

MFS/Sun Life Capital Appreciation Series S Class	04	2005	12.936	12.745	11,592
MFS/Sun Life Capital Appreciation Series S Class	04	2004	11.928	12.936	12,221
MFS/Sun Life Capital Appreciation Series S Class	04	2003	9.493	11.928	16,453
MFS/Sun Life Capital Appreciation Series S Class	04	2002	10.000	9.493	0

MFS/Sun Life Capital Appreciation Series S Class	05	2005	12.922	12.725	0
MFS/Sun Life Capital Appreciation Series S Class	05	2004	11.921	12.922	0
MFS/Sun Life Capital Appreciation Series S Class	05	2003	9.492	11.921	0
MFS/Sun Life Capital Appreciation Series S Class	05	2002	10.000	9.492	0

MFS/Sun Life Capital Appreciation Series S Class	06	2005	12.878	12.662	0
MFS/Sun Life Capital Appreciation Series S Class	06	2004	11.899	12.878	0
MFS/Sun Life Capital Appreciation Series S Class	06	2003	9.489	11.899	0
MFS/Sun Life Capital Appreciation Series S Class	06	2002	10.000	9.489	0

MFS/Sun Life Capital Appreciation Series S Class	07	2005	12.180	11.970	0
MFS/Sun Life Capital Appreciation Series S Class	07	2004	11.259	12.180	0
MFS/Sun Life Capital Appreciation Series S Class	07	2003	10.000	11.259	0

MFS/Sun Life Capital Appreciation Series S Class	08	2005	12.139	11.905	0
MFS/Sun Life Capital Appreciation Series S Class	08	2004	11.245	12.139	0
MFS/Sun Life Capital Appreciation Series S Class	08	2003	10.000	11.245	0

MFS/Sun Life Capital Opportunities Series S Class	01	2005	13.916	13.860	6,240
MFS/Sun Life Capital Opportunities Series S Class	01	2004	12.582	13.916	9,188
MFS/Sun Life Capital Opportunities Series S Class	01	2003	9.999	12.582	1,941
MFS/Sun Life Capital Opportunities Series S Class	01	2002	10.000	9.999	0

MFS/Sun Life Capital Opportunities Series S Class	02	2005	13.854	13.770	6,987
MFS/Sun Life Capital Opportunities Series S Class	02	2004	12.551	13.854	19,070
MFS/Sun Life Capital Opportunities Series S Class	02	2003	9.995	12.551	919
MFS/Sun Life Capital Opportunities Series S Class	02	2002	10.000	9.995	0

MFS/Sun Life Capital Opportunities Series S Class	03	2005	13.839	13.747	2,544
MFS/Sun Life Capital Opportunities Series S Class	03	2004	12.544	13.839	2,537
MFS/Sun Life Capital Opportunities Series S Class	03	2003	9.994	12.544	2,556
MFS/Sun Life Capital Opportunities Series S Class	03	2002	10.000	9.994	0

MFS/Sun Life Capital Opportunities Series S Class	04	2005	13.792	13.680	14,643
MFS/Sun Life Capital Opportunities Series S Class	04	2004	12.521	13.792	13,353
MFS/Sun Life Capital Opportunities Series S Class	04	2003	9.991	12.521	12,664
MFS/Sun Life Capital Opportunities Series S Class	04	2002	10.000	9.991	0

MFS/Sun Life Capital Opportunities Series S Class	05	2005	13.777	13.658	0
MFS/Sun Life Capital Opportunities Series S Class	05	2004	12.513	13.777	0
MFS/Sun Life Capital Opportunities Series S Class	05	2003	9.990	12.513	0
MFS/Sun Life Capital Opportunities Series S Class	05	2002	10.000	9.990	0

MFS/Sun Life Capital Opportunities Series S Class	06	2005	13.730	13.591	0
MFS/Sun Life Capital Opportunities Series S Class	06	2004	12.490	13.730	0
MFS/Sun Life Capital Opportunities Series S Class	06	2003	9.987	12.490	2,079
MFS/Sun Life Capital Opportunities Series S Class	06	2002	10.000	9.987	0

MFS/Sun Life Capital Opportunities Series S Class	07	2005	12.781	12.645	0
MFS/Sun Life Capital Opportunities Series S Class	07	2004	11.632	12.781	0
MFS/Sun Life Capital Opportunities Series S Class	07	2003	10.000	11.632	0

MFS/Sun Life Capital Opportunities Series S Class	08	2005	12.738	12.577	0
MFS/Sun Life Capital Opportunities Series S Class	08	2004	11.617	12.738	0
MFS/Sun Life Capital Opportunities Series S Class	08	2003	10.000	11.617	0

MFS/Sun Life Emerging Growth Series S Class	01	2005	13.666	14.630	14,875
MFS/Sun Life Emerging Growth Series S Class	01	2004	12.307	13.666	18,594
MFS/Sun Life Emerging Growth Series S Class	01	2003	9.547	12.307	6,480
MFS/Sun Life Emerging Growth Series S Class	01	2002	10.000	9.547	0

MFS/Sun Life Emerging Growth Series S Class	02	2005	13.605	14.535	52,198
MFS/Sun Life Emerging Growth Series S Class	02	2004	12.277	13.605	47,202
MFS/Sun Life Emerging Growth Series S Class	02	2003	9.543	12.277	9,419
MFS/Sun Life Emerging Growth Series S Class	02	2002	10.000	9.543	0

MFS/Sun Life Emerging Growth Series S Class	03	2005	13.590	14.511	561
MFS/Sun Life Emerging Growth Series S Class	03	2004	12.270	13.590	596
MFS/Sun Life Emerging Growth Series S Class	03	2003	9.542	12.270	619
MFS/Sun Life Emerging Growth Series S Class	03	2002	10.000	9.542	0

MFS/Sun Life Emerging Growth Series S Class	04	2005	13.544	14.440	16,188
MFS/Sun Life Emerging Growth Series S Class	04	2004	12.248	13.544	21,562
MFS/Sun Life Emerging Growth Series S Class	04	2003	9.540	12.248	9,502
MFS/Sun Life Emerging Growth Series S Class	04	2002	10.000	9.540	0

MFS/Sun Life Emerging Growth Series S Class	05	2005	13.529	14.417	0
MFS/Sun Life Emerging Growth Series S Class	05	2004	12.240	13.529	0
MFS/Sun Life Emerging Growth Series S Class	05	2003	9.539	12.240	0
MFS/Sun Life Emerging Growth Series S Class	05	2002	10.000	9.539	0

MFS/Sun Life Emerging Growth Series S Class	06	2005	13.483	14.346	0
MFS/Sun Life Emerging Growth Series S Class	06	2004	12.218	13.483	0
MFS/Sun Life Emerging Growth Series S Class	06	2003	9.536	12.218	0
MFS/Sun Life Emerging Growth Series S Class	06	2002	10.000	9.536	0

MFS/Sun Life Emerging Growth Series S Class	07	2005	12.695	13.501	0
MFS/Sun Life Emerging Growth Series S Class	07	2004	11.509	12.695	0
MFS/Sun Life Emerging Growth Series S Class	07	2003	10.000	11.509	0

MFS/Sun Life Emerging Growth Series S Class	08	2005	12.652	13.428	0
MFS/Sun Life Emerging Growth Series S Class	08	2004	11.494	12.652	0
MFS/Sun Life Emerging Growth Series S Class	08	2003	10.000	11.494	0

MFS/Sun Life Emerging Markets Equity Series S Class	01	2005	10.000	11.252	2,071

MFS/Sun Life Emerging Markets Equity Series S Class	02	2005	10.000	11.248	0

MFS/Sun Life Emerging Markets Equity Series S Class	03	2005	10.000	11.247	0

MFS/Sun Life Emerging Markets Equity Series S Class	04	2005	10.000	11.245	0

MFS/Sun Life Emerging Markets Equity Series S Class	05	2005	10.000	11.244	0

MFS/Sun Life Emerging Markets Equity Series S Class	06	2005	10.000	11.241	0

MFS/Sun Life Emerging Markets Equity Series S Class	07	2005	10.000	11.240	0

MFS/Sun Life Emerging Markets Equity Series S Class	08	2005	10.000	11.236	0

MFS/Sun Life Global Growth Series S Class	01	2005	14.850	16.019	4,027
MFS/Sun Life Global Growth Series S Class	01	2004	13.090	14.850	5,494
MFS/Sun Life Global Growth Series S Class	01	2003	9.854	13.090	4,545
MFS/Sun Life Global Growth Series S Class	01	2002	10.000	9.854	0

MFS/Sun Life Global Growth Series S Class	02	2005	14.784	15.915	4,238
MFS/Sun Life Global Growth Series S Class	02	2004	13.058	14.784	4,022
MFS/Sun Life Global Growth Series S Class	02	2003	9.851	13.058	5,692
MFS/Sun Life Global Growth Series S Class	02	2002	10.000	9.851	0

MFS/Sun Life Global Growth Series S Class	03	2005	14.767	15.889	3,914
MFS/Sun Life Global Growth Series S Class	03	2004	13.050	14.767	4,217
MFS/Sun Life Global Growth Series S Class	03	2003	9.850	13.050	4,535
MFS/Sun Life Global Growth Series S Class	03	2002	10.000	9.850	0

MFS/Sun Life Global Growth Series S Class	04	2005	14.717	15.812	23,325
MFS/Sun Life Global Growth Series S Class	04	2004	13.026	14.717	27,086
MFS/Sun Life Global Growth Series S Class	04	2003	9.847	13.026	39,465
MFS/Sun Life Global Growth Series S Class	04	2002	10.000	9.847	0

MFS/Sun Life Global Growth Series S Class	05	2005	14.701	15.786	0
MFS/Sun Life Global Growth Series S Class	05	2004	13.018	14.701	0
MFS/Sun Life Global Growth Series S Class	05	2003	9.846	13.018	0
MFS/Sun Life Global Growth Series S Class	05	2002	10.000	9.846	0

MFS/Sun Life Global Growth Series S Class	06	2005	14.651	15.709	0
MFS/Sun Life Global Growth Series S Class	06	2004	12.995	14.651	0
MFS/Sun Life Global Growth Series S Class	06	2003	9.843	12.995	2,023
MFS/Sun Life Global Growth Series S Class	06	2002	10.000	9.843	0

MFS/Sun Life Global Growth Series S Class	07	2005	13.960	14.960	0
MFS/Sun Life Global Growth Series S Class	07	2004	12.388	13.960	0
MFS/Sun Life Global Growth Series S Class	07	2003	10.000	12.388	0

MFS/Sun Life Global Growth Series S Class	08	2005	13.913	14.879	0
MFS/Sun Life Global Growth Series S Class	08	2004	12.371	13.913	0
MFS/Sun Life Global Growth Series S Class	08	2003	10.000	12.371	0

MFS/Sun Life Government Securities Series S Class	01	2005	10.423	10.452	682,503
MFS/Sun Life Government Securities Series S Class	01	2004	10.240	10.423	377,610
MFS/Sun Life Government Securities Series S Class	01	2003	10.226	10.240	122,533
MFS/Sun Life Government Securities Series S Class	01	2002	10.000	10.226	0

MFS/Sun Life Government Securities Series S Class	02	2005	10.376	10.384	621,129
MFS/Sun Life Government Securities Series S Class	02	2004	10.215	10.376	298,286
MFS/Sun Life Government Securities Series S Class	02	2003	10.222	10.215	114,831
MFS/Sun Life Government Securities Series S Class	02	2002	10.000	10.222	0

MFS/Sun Life Government Securities Series S Class	03	2005	10.365	10.367	83,551
MFS/Sun Life Government Securities Series S Class	03	2004	10.209	10.365	47,417
MFS/Sun Life Government Securities Series S Class	03	2003	10.221	10.209	7,132
MFS/Sun Life Government Securities Series S Class	03	2002	10.000	10.221	0

MFS/Sun Life Government Securities Series S Class	04	2005	10.330	10.316	598,142
MFS/Sun Life Government Securities Series S Class	04	2004	10.190	10.330	431,650
MFS/Sun Life Government Securities Series S Class	04	2003	10.218	10.190	241,567
MFS/Sun Life Government Securities Series S Class	04	2002	10.000	10.218	0

MFS/Sun Life Government Securities Series S Class	05	2005	10.318	10.300	2,187
MFS/Sun Life Government Securities Series S Class	05	2004	10.184	10.318	403
MFS/Sun Life Government Securities Series S Class	05	2003	10.217	10.184	0
MFS/Sun Life Government Securities Series S Class	05	2002	10.000	10.217	0

MFS/Sun Life Government Securities Series S Class	06	2005	10.284	10.249	161,854
MFS/Sun Life Government Securities Series S Class	06	2004	10.165	10.284	148,241
MFS/Sun Life Government Securities Series S Class	06	2003	10.214	10.165	57,279
MFS/Sun Life Government Securities Series S Class	06	2002	10.000	10.214	0

MFS/Sun Life Government Securities Series S Class	07	2005	9.959	9.920	197,901
MFS/Sun Life Government Securities Series S Class	07	2004	9.849	9.959	185,283
MFS/Sun Life Government Securities Series S Class	07	2003	10.000	9.849	84,578

MFS/Sun Life Government Securities Series S Class	08	2005	9.925	9.867	16,775
MFS/Sun Life Government Securities Series S Class	08	2004	9.836	9.925	16,501
MFS/Sun Life Government Securities Series S Class	08	2003	10.000	9.836	2,412

MFS/Sun Life High Yield Series S Class	01	2005	13.600	13.628	213,926
MFS/Sun Life High Yield Series S Class	01	2004	12.650	13.600	143,294
MFS/Sun Life High Yield Series S Class	01	2003	10.617	12.650	89,925
MFS/Sun Life High Yield Series S Class	01	2002	10.000	10.617	0

MFS/Sun Life High Yield Series S Class	02	2005	13.539	13.539	194,124
MFS/Sun Life High Yield Series S Class	02	2004	12.619	13.539	132,593
MFS/Sun Life High Yield Series S Class	02	2003	10.613	12.619	451,013
MFS/Sun Life High Yield Series S Class	02	2002	10.000	10.613	0

MFS/Sun Life High Yield Series S Class	03	2005	13.524	13.517	17,756
MFS/Sun Life High Yield Series S Class	03	2004	12.612	13.524	11,883
MFS/Sun Life High Yield Series S Class	03	2003	10.612	12.612	973
MFS/Sun Life High Yield Series S Class	03	2002	10.000	10.612	0

MFS/Sun Life High Yield Series S Class	04	2005	13.478	13.451	154,872
MFS/Sun Life High Yield Series S Class	04	2004	12.589	13.478	115,695
MFS/Sun Life High Yield Series S Class	04	2003	10.609	12.589	122,759
MFS/Sun Life High Yield Series S Class	04	2002	10.000	10.609	4,880

MFS/Sun Life High Yield Series S Class	05	2005	13.463	13.430	203
MFS/Sun Life High Yield Series S Class	05	2004	12.581	13.463	0
MFS/Sun Life High Yield Series S Class	05	2003	10.608	12.581	0
MFS/Sun Life High Yield Series S Class	05	2002	10.000	10.608	0

MFS/Sun Life High Yield Series S Class	06	2005	13.418	13.364	32,874
MFS/Sun Life High Yield Series S Class	06	2004	12.558	13.418	30,370
MFS/Sun Life High Yield Series S Class	06	2003	10.604	12.558	7,664
MFS/Sun Life High Yield Series S Class	06	2002	10.000	10.604	0

MFS/Sun Life High Yield Series S Class	07	2005	11.646	11.593	42,942
MFS/Sun Life High Yield Series S Class	07	2004	10.905	11.646	41,027
MFS/Sun Life High Yield Series S Class	07	2003	10.000	10.905	15,220

MFS/Sun Life High Yield Series S Class	08	2005	11.607	11.531	4,463
MFS/Sun Life High Yield Series S Class	08	2004	10.891	11.607	4,508
MFS/Sun Life High Yield Series S Class	08	2003	10.000	10.891	392

MFS/Sun Life Massachusetts Investors Growth Series S Class	01	2005	12.103	12.392	59,928
MFS/Sun Life Massachusetts Investors Growth Series S Class	01	2004	11.259	12.103	50,471
MFS/Sun Life Massachusetts Investors Growth Series S Class	01	2003	9.324	11.259	18,177
MFS/Sun Life Massachusetts Investors Growth Series S Class	01	2002	10.000	9.324	2,080

MFS/Sun Life Massachusetts Investors Growth Series S Class	02	2005	12.049	12.312	177,706
MFS/Sun Life Massachusetts Investors Growth Series S Class	02	2004	11.232	12.049	206,468
MFS/Sun Life Massachusetts Investors Growth Series S Class	02	2003	9.320	11.232	43,217
MFS/Sun Life Massachusetts Investors Growth Series S Class	02	2002	10.000	9.320	0

MFS/Sun Life Massachusetts Investors Growth Series S Class	03	2005	12.035	12.292	30,841
MFS/Sun Life Massachusetts Investors Growth Series S Class	03	2004	11.225	12.035	25,143
MFS/Sun Life Massachusetts Investors Growth Series S Class	03	2003	9.319	11.225	0
MFS/Sun Life Massachusetts Investors Growth Series S Class	03	2002	10.000	9.319	0

MFS/Sun Life Massachusetts Investors Growth Series S Class	04	2005	11.995	12.232	145,584
MFS/Sun Life Massachusetts Investors Growth Series S Class	04	2004	11.204	11.995	147,651
MFS/Sun Life Massachusetts Investors Growth Series S Class	04	2003	9.316	11.204	119,117
MFS/Sun Life Massachusetts Investors Growth Series S Class	04	2002	10.000	9.316	5,224

MFS/Sun Life Massachusetts Investors Growth Series S Class	05	2005	11.981	12.212	0
MFS/Sun Life Massachusetts Investors Growth Series S Class	05	2004	11.198	11.981	0
MFS/Sun Life Massachusetts Investors Growth Series S Class	05	2003	9.315	11.198	0
MFS/Sun Life Massachusetts Investors Growth Series S Class	05	2002	10.000	9.315	0

MFS/Sun Life Massachusetts Investors Growth Series S Class	06	2005	11.941	12.152	15,686
MFS/Sun Life Massachusetts Investors Growth Series S Class	06	2004	11.177	11.941	13,013
MFS/Sun Life Massachusetts Investors Growth Series S Class	06	2003	9.313	11.177	8,798
MFS/Sun Life Massachusetts Investors Growth Series S Class	06	2002	10.000	9.313	0

MFS/Sun Life Massachusetts Investors Growth Series S Class	07	2005	11.832	12.035	61,359
MFS/Sun Life Massachusetts Investors Growth Series S Class	07	2004	11.081	11.832	62,201
MFS/Sun Life Massachusetts Investors Growth Series S Class	07	2003	10.000	11.081	64,890

MFS/Sun Life Massachusetts Investors Growth Series S Class	08	2005	11.792	11.970	2,291
MFS/Sun Life Massachusetts Investors Growth Series S Class	08	2004	11.066	11.792	2,420
MFS/Sun Life Massachusetts Investors Growth Series S Class	08	2003	10.000	11.066	2,389

MFS/Sun Life Massachusetts Investors Trust Series S Class	01	2005	12.698	13.409	609,362
MFS/Sun Life Massachusetts Investors Trust Series S Class	01	2004	11.561	12.698	43,624
MFS/Sun Life Massachusetts Investors Trust Series S Class	01	2003	9.604	11.561	12,292
MFS/Sun Life Massachusetts Investors Trust Series S Class	01	2002	10.000	9.604	0

MFS/Sun Life Massachusetts Investors Trust Series S Class	02	2005	12.641	13.322	596,483
MFS/Sun Life Massachusetts Investors Trust Series S Class	02	2004	11.533	12.641	32,646
MFS/Sun Life Massachusetts Investors Trust Series S Class	02	2003	9.601	11.533	16,483
MFS/Sun Life Massachusetts Investors Trust Series S Class	02	2002	10.000	9.601	0

MFS/Sun Life Massachusetts Investors Trust Series S Class	03	2005	12.627	13.300	70,514
MFS/Sun Life Massachusetts Investors Trust Series S Class	03	2004	11.526	12.627	4,702
MFS/Sun Life Massachusetts Investors Trust Series S Class	03	2003	9.600	11.526	5,044
MFS/Sun Life Massachusetts Investors Trust Series S Class	03	2002	10.000	9.600	0

MFS/Sun Life Massachusetts Investors Trust Series S Class	04	2005	12.584	13.235	516,741
MFS/Sun Life Massachusetts Investors Trust Series S Class	04	2004	11.505	12.584	53,553
MFS/Sun Life Massachusetts Investors Trust Series S Class	04	2003	9.597	11.505	23,637
MFS/Sun Life Massachusetts Investors Trust Series S Class	04	2002	10.000	9.597	0

MFS/Sun Life Massachusetts Investors Trust Series S Class	05	2005	12.570	13.214	3,481
MFS/Sun Life Massachusetts Investors Trust Series S Class	05	2004	11.498	12.570	0
MFS/Sun Life Massachusetts Investors Trust Series S Class	05	2003	9.596	11.498	0
MFS/Sun Life Massachusetts Investors Trust Series S Class	05	2002	10.000	9.596	0

MFS/Sun Life Massachusetts Investors Trust Series S Class	06	2005	12.528	13.149	81,548
MFS/Sun Life Massachusetts Investors Trust Series S Class	06	2004	11.477	12.528	0
MFS/Sun Life Massachusetts Investors Trust Series S Class	06	2003	9.593	11.477	0
MFS/Sun Life Massachusetts Investors Trust Series S Class	06	2002	10.000	9.593	0

MFS/Sun Life Massachusetts Investors Trust Series S Class	07	2005	12.391	12.999	89,931
MFS/Sun Life Massachusetts Investors Trust Series S Class	07	2004	11.357	12.391	0
MFS/Sun Life Massachusetts Investors Trust Series S Class	07	2003	10.000	11.357	0

MFS/Sun Life Massachusetts Investors Trust Series S Class	08	2005	12.350	12.929	11,462
MFS/Sun Life Massachusetts Investors Trust Series S Class	08	2004	11.342	12.350	0
MFS/Sun Life Massachusetts Investors Trust Series S Class	08	2003	10.000	11.342	0

MFS/Sun Life Mid Cap Growth Series S Class	01	2005	15.033	15.189	31,564
MFS/Sun Life Mid Cap Growth Series S Class	01	2004	13.382	15.033	36,129
MFS/Sun Life Mid Cap Growth Series S Class	01	2003	9.913	13.382	30,889
MFS/Sun Life Mid Cap Growth Series S Class	01	2002	10.000	9.913	0

MFS/Sun Life Mid Cap Growth Series S Class	02	2005	14.966	15.090	20,530
MFS/Sun Life Mid Cap Growth Series S Class	02	2004	13.349	14.966	23,324
MFS/Sun Life Mid Cap Growth Series S Class	02	2003	9.909	13.349	31,161
MFS/Sun Life Mid Cap Growth Series S Class	02	2002	10.000	9.909	0

MFS/Sun Life Mid Cap Growth Series S Class	03	2005	14.949	15.066	7,773
MFS/Sun Life Mid Cap Growth Series S Class	03	2004	13.341	14.949	7,816
MFS/Sun Life Mid Cap Growth Series S Class	03	2003	9.908	13.341	4,012
MFS/Sun Life Mid Cap Growth Series S Class	03	2002	10.000	9.908	0

MFS/Sun Life Mid Cap Growth Series S Class	04	2005	14.899	14.992	36,851
MFS/Sun Life Mid Cap Growth Series S Class	04	2004	13.317	14.899	44,325
MFS/Sun Life Mid Cap Growth Series S Class	04	2003	9.905	13.317	79,798
MFS/Sun Life Mid Cap Growth Series S Class	04	2002	10.000	9.905	0

MFS/Sun Life Mid Cap Growth Series S Class	05	2005	14.882	14.968	0
MFS/Sun Life Mid Cap Growth Series S Class	05	2004	13.309	14.882	0
MFS/Sun Life Mid Cap Growth Series S Class	05	2003	9.904	13.309	0
MFS/Sun Life Mid Cap Growth Series S Class	05	2002	10.000	9.904	0

MFS/Sun Life Mid Cap Growth Series S Class	06	2005	14.832	14.895	6,251
MFS/Sun Life Mid Cap Growth Series S Class	06	2004	13.285	14.832	7,714
MFS/Sun Life Mid Cap Growth Series S Class	06	2003	9.901	13.285	8,254
MFS/Sun Life Mid Cap Growth Series S Class	06	2002	10.000	9.901	0

MFS/Sun Life Mid Cap Growth Series S Class	07	2005	13.578	13.628	14,491
MFS/Sun Life Mid Cap Growth Series S Class	07	2004	12.167	13.578	15,836
MFS/Sun Life Mid Cap Growth Series S Class	07	2003	10.000	12.167	13,678

MFS/Sun Life Mid Cap Growth Series S Class	08	2005	13.532	13.554	336
MFS/Sun Life Mid Cap Growth Series S Class	08	2004	12.151	13.532	351
MFS/Sun Life Mid Cap Growth Series S Class	08	2003	10.000	12.151	353

MFS/Sun Life Mid Cap Value Series S Class	01	2005	15.624	16.496	30,466
MFS/Sun Life Mid Cap Value Series S Class	01	2004	13.055	15.624	35,881
MFS/Sun Life Mid Cap Value Series S Class	01	2003	10.068	13.055	35,889
MFS/Sun Life Mid Cap Value Series S Class	01	2002	10.000	10.068	0

MFS/Sun Life Mid Cap Value Series S Class	02	2005	15.554	16.389	23,397
MFS/Sun Life Mid Cap Value Series S Class	02	2004	13.023	15.554	25,211
MFS/Sun Life Mid Cap Value Series S Class	02	2003	10.064	13.023	29,199
MFS/Sun Life Mid Cap Value Series S Class	02	2002	10.000	10.064	0

MFS/Sun Life Mid Cap Value Series S Class	03	2005	15.536	16.362	9,950
MFS/Sun Life Mid Cap Value Series S Class	03	2004	13.015	15.536	10,637
MFS/Sun Life Mid Cap Value Series S Class	03	2003	10.063	13.015	7,551
MFS/Sun Life Mid Cap Value Series S Class	03	2002	10.000	10.063	0

MFS/Sun Life Mid Cap Value Series S Class	04	2005	15.484	16.282	33,895
MFS/Sun Life Mid Cap Value Series S Class	04	2004	12.991	15.484	36,554
MFS/Sun Life Mid Cap Value Series S Class	04	2003	10.060	12.991	56,561
MFS/Sun Life Mid Cap Value Series S Class	04	2002	10.000	10.060	0

MFS/Sun Life Mid Cap Value Series S Class	05	2005	15.467	16.256	0
MFS/Sun Life Mid Cap Value Series S Class	05	2004	12.984	15.467	0
MFS/Sun Life Mid Cap Value Series S Class	05	2003	10.059	12.984	0
MFS/Sun Life Mid Cap Value Series S Class	05	2002	10.000	10.059	0

MFS/Sun Life Mid Cap Value Series S Class	06	2005	15.415	16.176	5,676
MFS/Sun Life Mid Cap Value Series S Class	06	2004	12.960	15.415	7,357
MFS/Sun Life Mid Cap Value Series S Class	06	2003	10.056	12.960	8,890
MFS/Sun Life Mid Cap Value Series S Class	06	2002	10.000	10.056	0

MFS/Sun Life Mid Cap Value Series S Class	07	2005	14.619	15.334	12,913
MFS/Sun Life Mid Cap Value Series S Class	07	2004	12.297	14.619	14,784
MFS/Sun Life Mid Cap Value Series S Class	07	2003	10.000	12.297	14,103

MFS/Sun Life Mid Cap Value Series S Class	08	2005	14.570	15.251	299
MFS/Sun Life Mid Cap Value Series S Class	08	2004	12.281	14.570	328
MFS/Sun Life Mid Cap Value Series S Class	08	2003	10.000	12.281	365

MFS/Sun Life Money Market Series S Class	01	2005	9.737	9.808	555,637
MFS/Sun Life Money Market Series S Class	01	2004	9.849	9.737	308,562
MFS/Sun Life Money Market Series S Class	01	2003	9.982	9.849	35,369
MFS/Sun Life Money Market Series S Class	01	2002	10.000	9.982	0

MFS/Sun Life Money Market Series S Class	02	2005	9.694	9.744	556,107
MFS/Sun Life Money Market Series S Class	02	2004	9.825	9.694	397,959
MFS/Sun Life Money Market Series S Class	02	2003	9.978	9.825	98,228
MFS/Sun Life Money Market Series S Class	02	2002	10.000	9.978	0

MFS/Sun Life Money Market Series S Class	03	2005	9.683	9.728	58,953
MFS/Sun Life Money Market Series S Class	03	2004	9.819	9.683	34,319
MFS/Sun Life Money Market Series S Class	03	2003	9.977	9.819	470
MFS/Sun Life Money Market Series S Class	03	2002	10.000	9.977	0

MFS/Sun Life Money Market Series S Class	04	2005	9.650	9.681	523,625
MFS/Sun Life Money Market Series S Class	04	2004	9.801	9.650	318,642
MFS/Sun Life Money Market Series S Class	04	2003	9.974	9.801	38,135
MFS/Sun Life Money Market Series S Class	04	2002	10.000	9.974	0

MFS/Sun Life Money Market Series S Class	05	2005	9.639	9.665	465
MFS/Sun Life Money Market Series S Class	05	2004	9.795	9.639	0
MFS/Sun Life Money Market Series S Class	05	2003	9.973	9.795	0
MFS/Sun Life Money Market Series S Class	05	2002	10.000	9.973	0

MFS/Sun Life Money Market Series S Class	06	2005	9.607	9.618	302,433
MFS/Sun Life Money Market Series S Class	06	2004	9.778	9.607	148,739
MFS/Sun Life Money Market Series S Class	06	2003	9.970	9.778	13,346
MFS/Sun Life Money Market Series S Class	06	2002	10.000	9.970	0

MFS/Sun Life Money Market Series S Class	07	2005	9.692	9.698	110,688
MFS/Sun Life Money Market Series S Class	07	2004	9.869	9.692	100,698
MFS/Sun Life Money Market Series S Class	07	2003	10.000	9.869	20,953

MFS/Sun Life Money Market Series S Class	08	2005	9.660	9.646	18,776
MFS/Sun Life Money Market Series S Class	08	2004	9.857	9.660	19,029
MFS/Sun Life Money Market Series S Class	08	2003	10.000	9.857	599

MFS/Sun Life New Discovery Series S Class	01	2005	13.535	13.965	265,109
MFS/Sun Life New Discovery Series S Class	01	2004	12.843	13.535	132,879
MFS/Sun Life New Discovery Series S Class	01	2003	9.677	12.843	2,633
MFS/Sun Life New Discovery Series S Class	01	2002	10.000	9.677	0

MFS/Sun Life New Discovery Series S Class	02	2005	13.474	13.874	240,382
MFS/Sun Life New Discovery Series S Class	02	2004	12.812	13.474	83,780
MFS/Sun Life New Discovery Series S Class	02	2003	9.673	12.812	11,456
MFS/Sun Life New Discovery Series S Class	02	2002	10.000	9.673	0

MFS/Sun Life New Discovery Series S Class	03	2005	13.459	13.852	33,909
MFS/Sun Life New Discovery Series S Class	03	2004	12.804	13.459	17,051
MFS/Sun Life New Discovery Series S Class	03	2003	9.672	12.804	4,823
MFS/Sun Life New Discovery Series S Class	03	2002	10.000	9.672	0

MFS/Sun Life New Discovery Series S Class	04	2005	13.414	13.784	238,829
MFS/Sun Life New Discovery Series S Class	04	2004	12.780	13.414	181,739
MFS/Sun Life New Discovery Series S Class	04	2003	9.669	12.780	16,945
MFS/Sun Life New Discovery Series S Class	04	2002	10.000	9.669	0

MFS/Sun Life New Discovery Series S Class	05	2005	13.399	13.762	1,552
MFS/Sun Life New Discovery Series S Class	05	2004	12.773	13.399	395
MFS/Sun Life New Discovery Series S Class	05	2003	9.668	12.773	0
MFS/Sun Life New Discovery Series S Class	05	2002	10.000	9.668	0

MFS/Sun Life New Discovery Series S Class	06	2005	13.354	13.694	33,502
MFS/Sun Life New Discovery Series S Class	06	2004	12.749	13.354	24,103
MFS/Sun Life New Discovery Series S Class	06	2003	9.665	12.749	2,738
MFS/Sun Life New Discovery Series S Class	06	2002	10.000	9.665	0

MFS/Sun Life New Discovery Series S Class	07	2005	12.887	13.209	39,224
MFS/Sun Life New Discovery Series S Class	07	2004	12.310	12.887	38,052
MFS/Sun Life New Discovery Series S Class	07	2003	10.000	12.310	0

MFS/Sun Life New Discovery Series S Class	08	2005	12.844	13.137	5,016
MFS/Sun Life New Discovery Series S Class	08	2004	12.294	12.844	4,491
MFS/Sun Life New Discovery Series S Class	08	2003	10.000	12.294	0

MFS/Sun Life Research International Series S Class	01	2005	15.575	17.790	155,794
MFS/Sun Life Research International Series S Class	01	2004	13.099	15.575	100,047
MFS/Sun Life Research International Series S Class	01	2003	9.989	13.099	19,339
MFS/Sun Life Research International Series S Class	01	2002	10.000	9.989	0

MFS/Sun Life Research International Series S Class	02	2005	15.506	17.675	154,306
MFS/Sun Life Research International Series S Class	02	2004	13.068	15.506	79,844
MFS/Sun Life Research International Series S Class	02	2003	9.985	13.068	17,080
MFS/Sun Life Research International Series S Class	02	2002	10.000	9.985	0

MFS/Sun Life Research International Series S Class	03	2005	15.488	17.646	43,321
MFS/Sun Life Research International Series S Class	03	2004	13.060	15.488	32,263
MFS/Sun Life Research International Series S Class	03	2003	9.984	13.060	8,933
MFS/Sun Life Research International Series S Class	03	2002	10.000	9.984	0

MFS/Sun Life Research International Series S Class	04	2005	15.436	17.560	238,933
MFS/Sun Life Research International Series S Class	04	2004	13.036	15.436	199,718
MFS/Sun Life Research International Series S Class	04	2003	9.981	13.036	103,108
MFS/Sun Life Research International Series S Class	04	2002	10.000	9.981	0

MFS/Sun Life Research International Series S Class	05	2005	15.419	17.532	1,190
MFS/Sun Life Research International Series S Class	05	2004	13.028	15.419	486
MFS/Sun Life Research International Series S Class	05	2003	9.980	13.028	0
MFS/Sun Life Research International Series S Class	05	2002	10.000	9.980	0

MFS/Sun Life Research International Series S Class	06	2005	15.367	17.446	16,263
MFS/Sun Life Research International Series S Class	06	2004	13.004	15.367	11,964
MFS/Sun Life Research International Series S Class	06	2003	9.977	13.004	3,965
MFS/Sun Life Research International Series S Class	06	2002	10.000	9.977	0

MFS/Sun Life Research International Series S Class	07	2005	14.868	16.871	54,904
MFS/Sun Life Research International Series S Class	07	2004	12.588	14.868	64,870
MFS/Sun Life Research International Series S Class	07	2003	10.000	12.588	59,872

MFS/Sun Life Research International Series S Class	08	2005	14.819	16.780	2,513
MFS/Sun Life Research International Series S Class	08	2004	12.572	14.819	3,117
MFS/Sun Life Research International Series S Class	08	2003	10.000	12.572	2,172

MFS/Sun Life Research Series S Class	01	2005	13.449	14.240	7,813
MFS/Sun Life Research Series S Class	01	2004	11.842	13.449	5,069
MFS/Sun Life Research Series S Class	01	2003	9.636	11.842	3,717
MFS/Sun Life Research Series S Class	01	2002	10.000	9.636	0

MFS/Sun Life Research Series S Class	02	2005	13.389	14.148	10,801
MFS/Sun Life Research Series S Class	02	2004	11.813	13.389	6,628
MFS/Sun Life Research Series S Class	02	2003	9.633	11.813	5,815
MFS/Sun Life Research Series S Class	02	2002	10.000	9.633	0

MFS/Sun Life Research Series S Class	03	2005	13.374	14.125	0
MFS/Sun Life Research Series S Class	03	2004	11.806	13.374	0
MFS/Sun Life Research Series S Class	03	2003	9.632	11.806	0
MFS/Sun Life Research Series S Class	03	2002	10.000	9.632	0

MFS/Sun Life Research Series S Class	04	2005	13.329	14.056	9,175
MFS/Sun Life Research Series S Class	04	2004	11.785	13.329	9,849
MFS/Sun Life Research Series S Class	04	2003	9.629	11.785	1,700
MFS/Sun Life Research Series S Class	04	2002	10.000	9.629	0

MFS/Sun Life Research Series S Class	05	2005	13.314	14.033	0
MFS/Sun Life Research Series S Class	05	2004	11.777	13.314	0
MFS/Sun Life Research Series S Class	05	2003	9.628	11.777	0
MFS/Sun Life Research Series S Class	05	2002	10.000	9.628	0

MFS/Sun Life Research Series S Class	06	2005	13.269	13.965	0
MFS/Sun Life Research Series S Class	06	2004	11.756	13.269	0
MFS/Sun Life Research Series S Class	06	2003	9.625	11.756	0
MFS/Sun Life Research Series S Class	06	2002	10.000	9.625	0

MFS/Sun Life Research Series S Class	07	2005	12.978	13.651	0
MFS/Sun Life Research Series S Class	07	2004	11.504	12.978	0
MFS/Sun Life Research Series S Class	07	2003	10.000	11.504	0

MFS/Sun Life Research Series S Class	08	2005	12.935	13.577	0
MFS/Sun Life Research Series S Class	08	2004	11.489	12.935	0
MFS/Sun Life Research Series S Class	08	2003	10.000	11.489	0

MFS/Sun Life Strategic Growth Series S Class	01	2005	12.858	12.788	73,538
MFS/Sun Life Strategic Growth Series S Class	01	2004	12.273	12.858	82,356
MFS/Sun Life Strategic Growth Series S Class	01	2003	9.827	12.273	58,995
MFS/Sun Life Strategic Growth Series S Class	01	2002	10.000	9.827	0

MFS/Sun Life Strategic Growth Series S Class	02	2005	12.800	12.705	52,939
MFS/Sun Life Strategic Growth Series S Class	02	2004	12.243	12.800	58,098
MFS/Sun Life Strategic Growth Series S Class	02	2003	9.823	12.243	40,101
MFS/Sun Life Strategic Growth Series S Class	02	2002	10.000	9.823	0

MFS/Sun Life Strategic Growth Series S Class	03	2005	12.786	12.684	12,648
MFS/Sun Life Strategic Growth Series S Class	03	2004	12.235	12.786	15,831
MFS/Sun Life Strategic Growth Series S Class	03	2003	9.822	12.235	7,324
MFS/Sun Life Strategic Growth Series S Class	03	2002	10.000	9.822	0

MFS/Sun Life Strategic Growth Series S Class	04	2005	12.743	12.622	56,444
MFS/Sun Life Strategic Growth Series S Class	04	2004	12.213	12.743	64,400
MFS/Sun Life Strategic Growth Series S Class	04	2003	9.819	12.213	86,343
MFS/Sun Life Strategic Growth Series S Class	04	2002	10.000	9.819	0

MFS/Sun Life Strategic Growth Series S Class	05	2005	12.729	12.602	0
MFS/Sun Life Strategic Growth Series S Class	05	2004	12.206	12.729	0
MFS/Sun Life Strategic Growth Series S Class	05	2003	9.818	12.206	0
MFS/Sun Life Strategic Growth Series S Class	05	2002	10.000	9.818	0

MFS/Sun Life Strategic Growth Series S Class	06	2005	12.686	12.540	16,976
MFS/Sun Life Strategic Growth Series S Class	06	2004	12.183	12.686	20,340
MFS/Sun Life Strategic Growth Series S Class	06	2003	9.815	12.183	16,658
MFS/Sun Life Strategic Growth Series S Class	06	2002	10.000	9.815	0

MFS/Sun Life Strategic Growth Series S Class	07	2005	11.824	11.682	36,239
MFS/Sun Life Strategic Growth Series S Class	07	2004	11.361	11.824	38,790
MFS/Sun Life Strategic Growth Series S Class	07	2003	10.000	11.361	31,550

MFS/Sun Life Strategic Growth Series S Class	08	2005	11.784	11.619	838
MFS/Sun Life Strategic Growth Series S Class	08	2004	11.346	11.784	871
MFS/Sun Life Strategic Growth Series S Class	08	2003	10.000	11.346	842

MFS/Sun Life Strategic Income Series S Class	01	2005	12.215	12.201	7,757
MFS/Sun Life Strategic Income Series S Class	01	2004	11.524	12.215	10,554
MFS/Sun Life Strategic Income Series S Class	01	2003	10.423	11.524	3,493
MFS/Sun Life Strategic Income Series S Class	01	2002	10.000	10.423	0

MFS/Sun Life Strategic Income Series S Class	02	2005	12.160	12.122	16,667
MFS/Sun Life Strategic Income Series S Class	02	2004	11.496	12.160	19,755
MFS/Sun Life Strategic Income Series S Class	02	2003	10.419	11.496	21,797
MFS/Sun Life Strategic Income Series S Class	02	2002	10.000	10.419	0

MFS/Sun Life Strategic Income Series S Class	03	2005	12.147	12.102	0
MFS/Sun Life Strategic Income Series S Class	03	2004	11.489	12.147	0
MFS/Sun Life Strategic Income Series S Class	03	2003	10.418	11.489	0
MFS/Sun Life Strategic Income Series S Class	03	2002	10.000	10.418	0

MFS/Sun Life Strategic Income Series S Class	04	2005	12.106	12.043	9,885
MFS/Sun Life Strategic Income Series S Class	04	2004	11.468	12.106	10,850
MFS/Sun Life Strategic Income Series S Class	04	2003	10.415	11.468	13,375
MFS/Sun Life Strategic Income Series S Class	04	2002	10.000	10.415	0

MFS/Sun Life Strategic Income Series S Class	05	2005	12.092	12.023	0
MFS/Sun Life Strategic Income Series S Class	05	2004	11.461	12.092	0
MFS/Sun Life Strategic Income Series S Class	05	2003	10.414	11.461	0
MFS/Sun Life Strategic Income Series S Class	05	2002	10.000	10.414	0

MFS/Sun Life Strategic Income Series S Class	06	2005	12.051	11.964	0
MFS/Sun Life Strategic Income Series S Class	06	2004	11.440	12.051	0
MFS/Sun Life Strategic Income Series S Class	06	2003	10.411	11.440	0
MFS/Sun Life Strategic Income Series S Class	06	2002	10.000	10.411	0

MFS/Sun Life Strategic Income Series S Class	07	2005	10.955	10.870	0
MFS/Sun Life Strategic Income Series S Class	07	2004	10.404	10.955	0
MFS/Sun Life Strategic Income Series S Class	07	2003	10.000	10.404	0

MFS/Sun Life Strategic Income Series S Class	08	2005	10.918	10.811	0
MFS/Sun Life Strategic Income Series S Class	08	2004	10.391	10.918	0
MFS/Sun Life Strategic Income Series S Class	08	2003	10.000	10.391	0

MFS/Sun Life Strategic Value Series S Class	01	2005	14.742	14.387	2,343
MFS/Sun Life Strategic Value Series S Class	01	2004	12.734	14.742	2,203
MFS/Sun Life Strategic Value Series S Class	01	2003	10.199	12.734	2,027
MFS/Sun Life Strategic Value Series S Class	01	2002	10.000	10.199	0

MFS/Sun Life Strategic Value Series S Class	02	2005	14.676	14.294	9,072
MFS/Sun Life Strategic Value Series S Class	02	2004	12.703	14.676	10,836
MFS/Sun Life Strategic Value Series S Class	02	2003	10.195	12.703	10,377
MFS/Sun Life Strategic Value Series S Class	02	2002	10.000	10.195	0

MFS/Sun Life Strategic Value Series S Class	03	2005	14.659	14.271	0
MFS/Sun Life Strategic Value Series S Class	03	2004	12.696	14.659	0
MFS/Sun Life Strategic Value Series S Class	03	2003	10.194	12.696	0
MFS/Sun Life Strategic Value Series S Class	03	2002	10.000	10.194	0

MFS/Sun Life Strategic Value Series S Class	04	2005	14.610	14.201	15,774
MFS/Sun Life Strategic Value Series S Class	04	2004	12.672	14.610	14,449
MFS/Sun Life Strategic Value Series S Class	04	2003	10.191	12.672	13,504
MFS/Sun Life Strategic Value Series S Class	04	2002	10.000	10.191	0

MFS/Sun Life Strategic Value Series S Class	05	2005	14.594	14.178	0
MFS/Sun Life Strategic Value Series S Class	05	2004	12.665	14.594	0
MFS/Sun Life Strategic Value Series S Class	05	2003	10.190	12.665	0
MFS/Sun Life Strategic Value Series S Class	05	2002	10.000	10.190	0

MFS/Sun Life Strategic Value Series S Class	06	2005	14.545	14.109	0
MFS/Sun Life Strategic Value Series S Class	06	2004	12.642	14.545	0
MFS/Sun Life Strategic Value Series S Class	06	2003	10.187	12.642	0
MFS/Sun Life Strategic Value Series S Class	06	2002	10.000	10.187	0

MFS/Sun Life Strategic Value Series S Class	07	2005	13.479	13.068	0
MFS/Sun Life Strategic Value Series S Class	07	2004	11.721	13.479	0
MFS/Sun Life Strategic Value Series S Class	07	2003	10.000	11.721	0

MFS/Sun Life Strategic Value Series S Class	08	2005	13.434	12.998	0
MFS/Sun Life Strategic Value Series S Class	08	2004	11.706	13.434	0
MFS/Sun Life Strategic Value Series S Class	08	2003	10.000	11.706	0

MFS/Sun Life Total Return Series S Class	01	2005	12.746	12.883	2,904,025
MFS/Sun Life Total Return Series S Class	01	2004	11.667	12.746	1,181,186
MFS/Sun Life Total Return Series S Class	01	2003	10.159	11.667	195,423
MFS/Sun Life Total Return Series S Class	01	2002	10.000	10.159	1,014

MFS/Sun Life Total Return Series S Class	02	2005	12.690	12.799	1,842,582
MFS/Sun Life Total Return Series S Class	02	2004	11.639	12.690	999,969
MFS/Sun Life Total Return Series S Class	02	2003	10.155	11.639	193,760
MFS/Sun Life Total Return Series S Class	02	2002	10.000	10.155	0

MFS/Sun Life Total Return Series S Class	03	2005	12.675	12.778	488,960
MFS/Sun Life Total Return Series S Class	03	2004	11.632	12.675	189,440
MFS/Sun Life Total Return Series S Class	03	2003	10.154	11.632	43,331
MFS/Sun Life Total Return Series S Class	03	2002	10.000	10.154	0

MFS/Sun Life Total Return Series S Class	04	2005	12.633	12.716	1,939,367
MFS/Sun Life Total Return Series S Class	04	2004	11.611	12.633	1,638,197
MFS/Sun Life Total Return Series S Class	04	2003	10.151	11.611	443,691
MFS/Sun Life Total Return Series S Class	04	2002	10.000	10.151	0

MFS/Sun Life Total Return Series S Class	05	2005	12.619	12.695	38,689
MFS/Sun Life Total Return Series S Class	05	2004	11.604	12.619	0
MFS/Sun Life Total Return Series S Class	05	2003	10.150	11.604	0
MFS/Sun Life Total Return Series S Class	05	2002	10.000	10.150	0

MFS/Sun Life Total Return Series S Class	06	2005	12.576	12.633	232,350
MFS/Sun Life Total Return Series S Class	06	2004	11.582	12.576	325,272
MFS/Sun Life Total Return Series S Class	06	2003	10.147	11.582	20,365
MFS/Sun Life Total Return Series S Class	06	2002	10.000	10.147	0

MFS/Sun Life Total Return Series S Class	07	2005	11.920	11.968	663,209
MFS/Sun Life Total Return Series S Class	07	2004	10.983	11.920	823,450
MFS/Sun Life Total Return Series S Class	07	2003	10.000	10.983	247,988

MFS/Sun Life Total Return Series S Class	08	2005	11.880	11.903	9,882
MFS/Sun Life Total Return Series S Class	08	2004	10.969	11.880	58,126
MFS/Sun Life Total Return Series S Class	08	2003	10.000	10.969	0

MFS/Sun Life Utilities Series S Class	01	2005	18.669	21.468	99,931
MFS/Sun Life Utilities Series S Class	01	2004	14.608	18.669	8,850
MFS/Sun Life Utilities Series S Class	01	2003	10.924	14.608	2,305
MFS/Sun Life Utilities Series S Class	01	2002	10.000	10.924	0

MFS/Sun Life Utilities Series S Class	02	2005	18.586	21.329	27,343
MFS/Sun Life Utilities Series S Class	02	2004	14.573	18.586	16,186
MFS/Sun Life Utilities Series S Class	02	2003	10.920	14.573	10,355
MFS/Sun Life Utilities Series S Class	02	2002	10.000	10.920	0

MFS/Sun Life Utilities Series S Class	03	2005	18.565	21.294	559
MFS/Sun Life Utilities Series S Class	03	2004	14.564	18.565	0
MFS/Sun Life Utilities Series S Class	03	2003	10.919	14.564	0
MFS/Sun Life Utilities Series S Class	03	2002	10.000	10.919	0

MFS/Sun Life Utilities Series S Class	04	2005	18.503	21.190	110,171
MFS/Sun Life Utilities Series S Class	04	2004	14.537	18.503	81,925
MFS/Sun Life Utilities Series S Class	04	2003	10.916	14.537	7,343
MFS/Sun Life Utilities Series S Class	04	2002	10.000	10.916	0

MFS/Sun Life Utilities Series S Class	05	2005	18.482	21.156	0
MFS/Sun Life Utilities Series S Class	05	2004	14.528	18.482	0
MFS/Sun Life Utilities Series S Class	05	2003	10.915	14.528	0
MFS/Sun Life Utilities Series S Class	05	2002	10.000	10.915	0

MFS/Sun Life Utilities Series S Class	06	2005	18.420	21.052	3,582
MFS/Sun Life Utilities Series S Class	06	2004	14.502	18.420	0
MFS/Sun Life Utilities Series S Class	06	2003	10.911	14.502	1,852
MFS/Sun Life Utilities Series S Class	06	2002	10.000	10.911	0

MFS/Sun Life Utilities Series S Class	07	2005	15.200	17.363	0
MFS/Sun Life Utilities Series S Class	07	2004	11.973	15.200	0
MFS/Sun Life Utilities Series S Class	07	2003	10.000	11.973	0

MFS/Sun Life Utilities Series S Class	08	2005	15.149	17.269	0
MFS/Sun Life Utilities Series S Class	08	2004	11.957	15.149	0
MFS/Sun Life Utilities Series S Class	08	2003	10.000	11.957	0

MFS/Sun Life Value Series S Class	01	2005	13.701	14.323	87,005
MFS/Sun Life Value Series S Class	01	2004	12.101	13.701	61,526
MFS/Sun Life Value Series S Class	01	2003	9.842	12.101	13,419
MFS/Sun Life Value Series S Class	01	2002	10.000	9.842	0

MFS/Sun Life Value Series S Class	02	2005	13.640	14.230	115,400
MFS/Sun Life Value Series S Class	02	2004	12.072	13.640	121,286
MFS/Sun Life Value Series S Class	02	2003	9.838	12.072	31,271
MFS/Sun Life Value Series S Class	02	2002	10.000	9.838	0

MFS/Sun Life Value Series S Class	03	2005	13.625	14.207	31,044
MFS/Sun Life Value Series S Class	03	2004	12.065	13.625	26,503
MFS/Sun Life Value Series S Class	03	2003	9.837	12.065	6,518
MFS/Sun Life Value Series S Class	03	2002	10.000	9.837	0

MFS/Sun Life Value Series S Class	04	2005	13.579	14.138	128,308
MFS/Sun Life Value Series S Class	04	2004	12.043	13.579	121,860
MFS/Sun Life Value Series S Class	04	2003	9.834	12.043	120,287
MFS/Sun Life Value Series S Class	04	2002	10.000	9.834	0

MFS/Sun Life Value Series S Class	05	2005	13.564	14.115	0
MFS/Sun Life Value Series S Class	05	2004	12.035	13.564	0
MFS/Sun Life Value Series S Class	05	2003	9.833	12.035	0
MFS/Sun Life Value Series S Class	05	2002	10.000	9.833	0

MFS/Sun Life Value Series S Class	06	2005	13.518	14.046	9,700
MFS/Sun Life Value Series S Class	06	2004	12.013	13.518	9,753
MFS/Sun Life Value Series S Class	06	2003	9.830	12.013	4,104
MFS/Sun Life Value Series S Class	06	2002	10.000	9.830	0

MFS/Sun Life Value Series S Class	07	2005	13.388	13.903	52,981
MFS/Sun Life Value Series S Class	07	2004	11.904	13.388	54,470
MFS/Sun Life Value Series S Class	07	2003	10.000	11.904	63,094

MFS/Sun Life Value Series S Class	08	2005	13.343	13.828	1,978
MFS/Sun Life Value Series S Class	08	2004	11.888	13.343	2,119
MFS/Sun Life Value Series S Class	08	2003	10.000	11.888	2,306

Mutual Shares Securities Fund	01	2005	13.677	14.864	56,014
Mutual Shares Securities Fund	01	2004	12.354	13.677	31,400
Mutual Shares Securities Fund	01	2003	10.042	12.354	9,127
Mutual Shares Securities Fund	01	2002	10.000	10.042	0

Mutual Shares Securities Fund	02	2005	13.616	14.768	76,742
Mutual Shares Securities Fund	02	2004	12.324	13.616	42,276
Mutual Shares Securities Fund	02	2003	10.038	12.324	11,092
Mutual Shares Securities Fund	02	2002	10.000	10.038	0

Mutual Shares Securities Fund	03	2005	13.601	14.744	2,552
Mutual Shares Securities Fund	03	2004	12.316	13.601	2,691
Mutual Shares Securities Fund	03	2003	10.037	12.316	0
Mutual Shares Securities Fund	03	2002	10.000	10.037	0

Mutual Shares Securities Fund	04	2005	13.555	14.672	88,049
Mutual Shares Securities Fund	04	2004	12.294	13.555	21,461
Mutual Shares Securities Fund	04	2003	10.034	12.294	24,871
Mutual Shares Securities Fund	04	2002	10.000	10.034	0

Mutual Shares Securities Fund	05	2005	13.540	14.648	0
Mutual Shares Securities Fund	05	2004	12.286	13.540	0
Mutual Shares Securities Fund	05	2003	10.033	12.286	0
Mutual Shares Securities Fund	05	2002	10.000	10.033	0

Mutual Shares Securities Fund	06	2005	13.494	14.577	17,849
Mutual Shares Securities Fund	06	2004	12.264	13.494	7,920
Mutual Shares Securities Fund	06	2003	10.030	12.264	1,541
Mutual Shares Securities Fund	06	2002	10.000	10.030	0

Mutual Shares Securities Fund	07	2005	12.871	13.896	0
Mutual Shares Securities Fund	07	2004	11.703	12.871	0
Mutual Shares Securities Fund	07	2003	10.000	11.703	0

Mutual Shares Securities Fund	08	2005	12.828	13.821	0
Mutual Shares Securities Fund	08	2004	11.688	12.828	0
Mutual Shares Securities Fund	08	2003	10.000	11.688	0

Oppenheimer Capital Appreciation Fund/VA	01	2005	13.156	13.562	80,208
Oppenheimer Capital Appreciation Fund/VA	01	2004	12.553	13.156	73,786
Oppenheimer Capital Appreciation Fund/VA	01	2003	9.771	12.553	47,146
Oppenheimer Capital Appreciation Fund/VA	01	2002	10.000	9.771	0

Oppenheimer Capital Appreciation Fund/VA	02	2005	13.097	13.474	109,190
Oppenheimer Capital Appreciation Fund/VA	02	2004	12.523	13.097	80,515
Oppenheimer Capital Appreciation Fund/VA	02	2003	9.768	12.523	70,166
Oppenheimer Capital Appreciation Fund/VA	02	2002	10.000	9.768	0

Oppenheimer Capital Appreciation Fund/VA	03	2005	13.082	13.452	11,640
Oppenheimer Capital Appreciation Fund/VA	03	2004	12.515	13.082	11,497
Oppenheimer Capital Appreciation Fund/VA	03	2003	9.767	12.515	1,382
Oppenheimer Capital Appreciation Fund/VA	03	2002	10.000	9.767	0

Oppenheimer Capital Appreciation Fund/VA	04	2005	13.038	13.386	92,001
Oppenheimer Capital Appreciation Fund/VA	04	2004	12.492	13.038	77,643
Oppenheimer Capital Appreciation Fund/VA	04	2003	9.764	12.492	81,784
Oppenheimer Capital Appreciation Fund/VA	04	2002	10.000	9.764	0

Oppenheimer Capital Appreciation Fund/VA	05	2005	13.024	13.364	0
Oppenheimer Capital Appreciation Fund/VA	05	2004	12.485	13.024	0
Oppenheimer Capital Appreciation Fund/VA	05	2003	9.763	12.485	0
Oppenheimer Capital Appreciation Fund/VA	05	2002	10.000	9.763	0

Oppenheimer Capital Appreciation Fund/VA	06	2005	12.980	13.299	21,606
Oppenheimer Capital Appreciation Fund/VA	06	2004	12.462	12.980	22,625
Oppenheimer Capital Appreciation Fund/VA	06	2003	9.760	12.462	20,570
Oppenheimer Capital Appreciation Fund/VA	06	2002	10.000	9.760	0

Oppenheimer Capital Appreciation Fund/VA	07	2005	12.337	12.633	37,274
Oppenheimer Capital Appreciation Fund/VA	07	2004	11.850	12.337	39,271
Oppenheimer Capital Appreciation Fund/VA	07	2003	10.000	11.850	32,835

Oppenheimer Capital Appreciation Fund/VA	08	2005	12.295	12.565	861
Oppenheimer Capital Appreciation Fund/VA	08	2004	11.835	12.295	891
Oppenheimer Capital Appreciation Fund/VA	08	2003	10.000	11.835	897

Oppenheimer Global Securities Fund	01	2005	12.257	13.744	40,273
Oppenheimer Global Securities Fund	01	2004	10.489	12.257	12,026
Oppenheimer Global Securities Fund	01	2003	10.000	10.489	0

Oppenheimer Global Securities Fund	02	2005	12.231	13.686	153,695
Oppenheimer Global Securities Fund	02	2004	10.488	12.231	62,946
Oppenheimer Global Securities Fund	02	2003	10.000	10.488	0

Oppenheimer Global Securities Fund	03	2005	12.224	13.672	888
Oppenheimer Global Securities Fund	03	2004	10.488	12.224	0
Oppenheimer Global Securities Fund	03	2003	10.000	10.488	0

Oppenheimer Global Securities Fund	04	2005	12.204	13.628	62,865
Oppenheimer Global Securities Fund	04	2004	10.487	12.204	17,836
Oppenheimer Global Securities Fund	04	2003	10.000	10.487	0

Oppenheimer Global Securities Fund	05	2005	12.197	13.614	0
Oppenheimer Global Securities Fund	05	2004	10.486	12.197	0
Oppenheimer Global Securities Fund	05	2003	10.000	10.486	0

Oppenheimer Global Securities Fund	06	2005	12.177	13.571	5,935
Oppenheimer Global Securities Fund	06	2004	10.485	12.177	1,973
Oppenheimer Global Securities Fund	06	2003	10.000	10.485	0

Oppenheimer Global Securities Fund	07	2005	12.171	13.557	0
Oppenheimer Global Securities Fund	07	2004	10.485	12.171	0
Oppenheimer Global Securities Fund	07	2003	10.000	10.485	0

Oppenheimer Global Securities Fund	08	2005	12.144	13.500	0
Oppenheimer Global Securities Fund	08	2004	10.484	12.144	0
Oppenheimer Global Securities Fund	08	2003	10.000	10.484	0

Oppenheimer Main St. Fund/VA	01	2005	12.755	13.259	1,243,319
Oppenheimer Main St. Fund/VA	01	2004	11.889	12.755	535,545
Oppenheimer Main St. Fund/VA	01	2003	9.565	11.889	3,409
Oppenheimer Main St. Fund/VA	01	2002	10.000	9.565	0

Oppenheimer Main St. Fund/VA	02	2005	12.698	13.173	1,091,948
Oppenheimer Main St. Fund/VA	02	2004	11.860	12.698	404,646
Oppenheimer Main St. Fund/VA	02	2003	9.562	11.860	33,032
Oppenheimer Main St. Fund/VA	02	2002	10.000	9.562	0

Oppenheimer Main St. Fund/VA	03	2005	12.684	13.151	133,140
Oppenheimer Main St. Fund/VA	03	2004	11.853	12.684	54,435
Oppenheimer Main St. Fund/VA	03	2003	9.561	11.853	534
Oppenheimer Main St. Fund/VA	03	2002	10.000	9.561	0

Oppenheimer Main St. Fund/VA	04	2005	12.641	13.087	1,004,271
Oppenheimer Main St. Fund/VA	04	2004	11.831	12.641	695,669
Oppenheimer Main St. Fund/VA	04	2003	9.558	11.831	24,793
Oppenheimer Main St. Fund/VA	04	2002	10.000	9.558	437

Oppenheimer Main St. Fund/VA	05	2005	12.627	13.066	7,393
Oppenheimer Main St. Fund/VA	05	2004	11.824	12.627	2,227
Oppenheimer Main St. Fund/VA	05	2003	9.557	11.824	0
Oppenheimer Main St. Fund/VA	05	2002	10.000	9.557	0

Oppenheimer Main St. Fund/VA	06	2005	12.585	13.002	169,762
Oppenheimer Main St. Fund/VA	06	2004	11.802	12.585	140,727
Oppenheimer Main St. Fund/VA	06	2003	9.554	11.802	2,371
Oppenheimer Main St. Fund/VA	06	2002	10.000	9.554	0

Oppenheimer Main St. Fund/VA	07	2005	12.438	12.844	188,077
Oppenheimer Main St. Fund/VA	07	2004	11.670	12.438	187,221
Oppenheimer Main St. Fund/VA	07	2003	10.000	11.670	0

Oppenheimer Main St. Fund/VA	08	2005	12.396	12.774	23,635
Oppenheimer Main St. Fund/VA	08	2004	11.655	12.396	25,120
Oppenheimer Main St. Fund/VA	08	2003	10.000	11.655	0

Oppenheimer Main St. Small Cap Fund/VA	01	2005	16.275	17.554	26,762
Oppenheimer Main St. Small Cap Fund/VA	01	2004	13.893	16.275	20,434
Oppenheimer Main St. Small Cap Fund/VA	01	2003	9.798	13.893	6,446
Oppenheimer Main St. Small Cap Fund/VA	01	2002	10.000	9.798	0

Oppenheimer Main St. Small Cap Fund/VA	02	2005	16.203	17.440	31,412
Oppenheimer Main St. Small Cap Fund/VA	02	2004	13.859	16.203	25,584
Oppenheimer Main St. Small Cap Fund/VA	02	2003	9.794	13.859	9,188
Oppenheimer Main St. Small Cap Fund/VA	02	2002	10.000	9.794	0

Oppenheimer Main St. Small Cap Fund/VA	03	2005	16.185	17.412	1,529
Oppenheimer Main St. Small Cap Fund/VA	03	2004	13.851	16.185	1,481
Oppenheimer Main St. Small Cap Fund/VA	03	2003	9.793	13.851	165
Oppenheimer Main St. Small Cap Fund/VA	03	2002	10.000	9.793	0

Oppenheimer Main St. Small Cap Fund/VA	04	2005	16.130	17.327	44,675
Oppenheimer Main St. Small Cap Fund/VA	04	2004	13.825	16.130	26,131
Oppenheimer Main St. Small Cap Fund/VA	04	2003	9.790	13.825	4,190
Oppenheimer Main St. Small Cap Fund/VA	04	2002	10.000	9.790	0

Oppenheimer Main St. Small Cap Fund/VA	05	2005	16.112	17.299	0
Oppenheimer Main St. Small Cap Fund/VA	05	2004	13.817	16.112	0
Oppenheimer Main St. Small Cap Fund/VA	05	2003	9.789	13.817	0
Oppenheimer Main St. Small Cap Fund/VA	05	2002	10.000	9.789	0

Oppenheimer Main St. Small Cap Fund/VA	06	2005	16.058	17.214	3,889
Oppenheimer Main St. Small Cap Fund/VA	06	2004	13.792	16.058	1,237
Oppenheimer Main St. Small Cap Fund/VA	06	2003	9.786	13.792	73
Oppenheimer Main St. Small Cap Fund/VA	06	2002	10.000	9.786	0

Oppenheimer Main St. Small Cap Fund/VA	07	2005	15.223	16.310	0
Oppenheimer Main St. Small Cap Fund/VA	07	2004	13.081	15.223	0
Oppenheimer Main St. Small Cap Fund/VA	07	2003	10.000	13.081	0

Oppenheimer Main St. Small Cap Fund/VA	08	2005	15.172	16.222	0
Oppenheimer Main St. Small Cap Fund/VA	08	2004	13.064	15.172	0
Oppenheimer Main St. Small Cap Fund/VA	08	2003	10.000	13.064	0

PIMCO Emerging Markets Bond Portfolio	01	2005	15.986	17.409	10,469
PIMCO Emerging Markets Bond Portfolio	01	2004	14.505	15.986	7,608
PIMCO Emerging Markets Bond Portfolio	01	2003	10.000	14.505	0

PIMCO Emerging Markets Bond Portfolio	02	2005	15.914	17.297	14,807
PIMCO Emerging Markets Bond Portfolio	02	2004	14.469	15.914	8,183
PIMCO Emerging Markets Bond Portfolio	02	2003	10.000	14.469	0

PIMCO Emerging Markets Bond Portfolio	03	2005	15.897	17.268	0
PIMCO Emerging Markets Bond Portfolio	03	2004	14.461	15.897	0
PIMCO Emerging Markets Bond Portfolio	03	2003	10.000	14.461	0

PIMCO Emerging Markets Bond Portfolio	04	2005	15.843	17.184	21,393
PIMCO Emerging Markets Bond Portfolio	04	2004	14.434	15.843	11,548
PIMCO Emerging Markets Bond Portfolio	04	2003	10.000	14.434	0

PIMCO Emerging Markets Bond Portfolio	05	2005	15.825	17.156	0
PIMCO Emerging Markets Bond Portfolio	05	2004	14.425	15.825	0
PIMCO Emerging Markets Bond Portfolio	05	2003	10.000	14.425	0

PIMCO Emerging Markets Bond Portfolio	06	2005	15.772	17.072	0
PIMCO Emerging Markets Bond Portfolio	06	2004	14.399	15.772	0
PIMCO Emerging Markets Bond Portfolio	06	2003	10.000	14.399	0

PIMCO Emerging Markets Bond Portfolio	07	2005	11.626	12.578	0
PIMCO Emerging Markets Bond Portfolio	07	2004	10.619	11.626	0
PIMCO Emerging Markets Bond Portfolio	07	2003	10.000	10.619	0

PIMCO Emerging Markets Bond Portfolio	08	2005	11.587	12.510	0
PIMCO Emerging Markets Bond Portfolio	08	2004	10.605	11.587	0
PIMCO Emerging Markets Bond Portfolio	08	2003	10.000	10.605	0

PIMCO Low Duration Portfolio	01	2005	10.018	9.948	1,671,858
PIMCO Low Duration Portfolio	01	2004	10.007	10.018	720,598
PIMCO Low Duration Portfolio	01	2003	10.000	10.007	0

PIMCO Low Duration Portfolio	02	2005	9.997	9.907	1,496,450
PIMCO Low Duration Portfolio	02	2004	10.006	9.997	711,102
PIMCO Low Duration Portfolio	02	2003	10.000	10.006	0

PIMCO Low Duration Portfolio	03	2005	9.991	9.896	167,446
PIMCO Low Duration Portfolio	03	2004	10.005	9.991	69,691
PIMCO Low Duration Portfolio	03	2003	10.000	10.005	0

PIMCO Low Duration Portfolio	04	2005	9.975	9.865	1,352,680
PIMCO Low Duration Portfolio	04	2004	10.004	9.975	923,269
PIMCO Low Duration Portfolio	04	2003	10.000	10.004	0

PIMCO Low Duration Portfolio	05	2005	9.970	9.855	6,089
PIMCO Low Duration Portfolio	05	2004	10.004	9.970	1,670
PIMCO Low Duration Portfolio	05	2003	10.000	10.004	0

PIMCO Low Duration Portfolio	06	2005	9.953	9.823	319,435
PIMCO Low Duration Portfolio	06	2004	10.003	9.953	280,098
PIMCO Low Duration Portfolio	06	2003	10.000	10.003	0

PIMCO Low Duration Portfolio	07	2005	9.948	9.813	272,922
PIMCO Low Duration Portfolio	07	2004	10.003	9.948	261,758
PIMCO Low Duration Portfolio	07	2003	10.000	10.003	0

PIMCO Low Duration Portfolio	08	2005	9.926	9.772	45,513
PIMCO Low Duration Portfolio	08	2004	10.002	9.926	47,314
PIMCO Low Duration Portfolio	08	2003	10.000	10.002	0

PIMCO Real Return Portfolio	01	2005	11.978	12.022	118,235
PIMCO Real Return Portfolio	01	2004	11.188	11.978	76,432
PIMCO Real Return Portfolio	01	2003	10.456	11.188	31,163
PIMCO Real Return Portfolio	01	2002	10.000	10.456	0

PIMCO Real Return Portfolio	02	2005	11.925	11.944	120,425
PIMCO Real Return Portfolio	02	2004	11.161	11.925	90,561
PIMCO Real Return Portfolio	02	2003	10.451	11.161	69,683
PIMCO Real Return Portfolio	02	2002	10.000	10.451	0

PIMCO Real Return Portfolio	03	2005	11.911	11.925	3,286
PIMCO Real Return Portfolio	03	2004	11.154	11.911	3,204
PIMCO Real Return Portfolio	03	2003	10.450	11.154	1,193
PIMCO Real Return Portfolio	03	2002	10.000	10.450	0

PIMCO Real Return Portfolio	04	2005	11.871	11.866	83,259
PIMCO Real Return Portfolio	04	2004	11.133	11.871	32,154
PIMCO Real Return Portfolio	04	2003	10.447	11.133	33,603
PIMCO Real Return Portfolio	04	2002	10.000	10.447	0

PIMCO Real Return Portfolio	05	2005	11.858	11.847	0
PIMCO Real Return Portfolio	05	2004	11.127	11.858	0
PIMCO Real Return Portfolio	05	2003	10.446	11.127	0
PIMCO Real Return Portfolio	05	2002	10.000	10.446	0

PIMCO Real Return Portfolio	06	2005	11.818	11.789	24,582
PIMCO Real Return Portfolio	06	2004	11.106	11.818	9,331
PIMCO Real Return Portfolio	06	2003	10.443	11.106	3,362
PIMCO Real Return Portfolio	06	2002	10.000	10.443	0

PIMCO Real Return Portfolio	07	2005	10.810	10.778	0
PIMCO Real Return Portfolio	07	2004	10.164	10.810	0
PIMCO Real Return Portfolio	07	2003	10.000	10.164	0

PIMCO Real Return Portfolio	08	2005	10.773	10.719	0
PIMCO Real Return Portfolio	08	2004	10.151	10.773	0
PIMCO Real Return Portfolio	08	2003	10.000	10.151	0

PIMCO Total Return Portfolio	01	2005	11.093	11.173	144,721
PIMCO Total Return Portfolio	01	2004	10.759	11.093	141,197
PIMCO Total Return Portfolio	01	2003	10.420	10.759	70,937
PIMCO Total Return Portfolio	01	2002	10.000	10.420	0

PIMCO Total Return Portfolio	02	2005	11.044	11.100	269,248
PIMCO Total Return Portfolio	02	2004	10.733	11.044	215,310
PIMCO Total Return Portfolio	02	2003	10.415	10.733	155,099
PIMCO Total Return Portfolio	02	2002	10.000	10.415	0

PIMCO Total Return Portfolio	03	2005	11.031	11.082	21,853
PIMCO Total Return Portfolio	03	2004	10.726	11.031	21,761
PIMCO Total Return Portfolio	03	2003	10.414	10.726	10,042
PIMCO Total Return Portfolio	03	2002	10.000	10.414	0

PIMCO Total Return Portfolio	04	2005	10.994	11.028	170,230
PIMCO Total Return Portfolio	04	2004	10.707	10.994	135,297
PIMCO Total Return Portfolio	04	2003	10.411	10.707	136,882
PIMCO Total Return Portfolio	04	2002	10.000	10.411	401

PIMCO Total Return Portfolio	05	2005	10.982	11.010	66,235
PIMCO Total Return Portfolio	05	2004	10.700	10.982	73,578
PIMCO Total Return Portfolio	05	2003	10.410	10.700	80,775
PIMCO Total Return Portfolio	05	2002	10.000	10.410	0

PIMCO Total Return Portfolio	06	2005	10.945	10.956	32,980
PIMCO Total Return Portfolio	06	2004	10.681	10.945	25,276
PIMCO Total Return Portfolio	06	2003	10.407	10.681	22,022
PIMCO Total Return Portfolio	06	2002	10.000	10.407	0

PIMCO Total Return Portfolio	07	2005	10.207	10.213	43,653
PIMCO Total Return Portfolio	07	2004	9.966	10.207	44,020
PIMCO Total Return Portfolio	07	2003	10.000	9.966	37,166

PIMCO Total Return Portfolio	08	2005	10.173	10.158	1,006
PIMCO Total Return Portfolio	08	2004	9.953	10.173	996
PIMCO Total Return Portfolio	08	2003	10.000	9.953	1,013

PIMCO VIT All Asset Portfolio	01	2005	10.000	10.218	1,500

PIMCO VIT All Asset Portfolio	02	2005	10.000	10.214	1,162

PIMCO VIT All Asset Portfolio	03	2005	10.000	10.213	0

PIMCO VIT All Asset Portfolio	04	2005	10.000	10.211	0

PIMCO VIT All Asset Portfolio	05	2005	10.000	10.210	0

PIMCO VIT All Asset Portfolio	06	2005	10.000	10.207	0

PIMCO VIT All Asset Portfolio	07	2005	10.000	10.206	0

PIMCO VIT All Asset Portfolio	08	2005	10.000	10.203	0

PIMCO VIT Commodity RealReturn Strategy Portfolio	01	2005	10.000	10.296	2,353

PIMCO VIT Commodity RealReturn Strategy Portfolio	02	2005	10.000	10.292	2,590

PIMCO VIT Commodity RealReturn Strategy Portfolio	03	2005	10.000	10.292	0

PIMCO VIT Commodity RealReturn Strategy Portfolio	04	2005	10.000	10.289	8,555

PIMCO VIT Commodity RealReturn Strategy Portfolio	05	2005	10.000	10.288	0

PIMCO VIT Commodity RealReturn Strategy Portfolio	06	2005	10.000	10.286	2,212

PIMCO VIT Commodity RealReturn Strategy Portfolio	07	2005	10.000	10.285	0

PIMCO VIT Commodity RealReturn Strategy Portfolio	08	2005	10.000	10.281	0

Sun Capital All Cap S Class	01	2005	11.135	10.839	3,190
Sun Capital All Cap S Class	01	2004	10.000	11.135	2,542
Sun Capital All Cap S Class	01	2003	10.000	10.000	0

Sun Capital All Cap S Class	02	2005	11.114	10.797	16,739
Sun Capital All Cap S Class	02	2004	10.000	11.114	20,700
Sun Capital All Cap S Class	02	2003	10.000	10.000	0

Sun Capital All Cap S Class	03	2005	11.109	10.787	0
Sun Capital All Cap S Class	03	2004	10.000	11.109	0
Sun Capital All Cap S Class	03	2003	10.000	10.000	0

Sun Capital All Cap S Class	04	2005	11.094	10.755	4,917
Sun Capital All Cap S Class	04	2004	10.000	11.094	3,880
Sun Capital All Cap S Class	04	2003	10.000	10.000	0

Sun Capital All Cap S Class	05	2005	11.089	10.745	0
Sun Capital All Cap S Class	05	2004	10.000	11.089	0
Sun Capital All Cap S Class	05	2003	10.000	10.000	0

Sun Capital All Cap S Class	06	2005	11.073	10.713	1,697
Sun Capital All Cap S Class	06	2004	10.000	11.073	1,571
Sun Capital All Cap S Class	06	2003	10.000	10.000	0

Sun Capital All Cap S Class	07	2005	11.068	10.703	0
Sun Capital All Cap S Class	07	2004	10.000	11.068	0
Sun Capital All Cap S Class	07	2003	10.000	10.000	0

Sun Capital All Cap S Class	08	2005	11.047	10.661	0
Sun Capital All Cap S Class	08	2004	10.000	11.047	0
Sun Capital All Cap S Class	08	2003	10.000	10.000	0

Sun Capital Investment Grade Bond S Class	01	2005	10.337	10.338	10,519
Sun Capital Investment Grade Bond S Class	01	2004	10.000	10.337	3,080
Sun Capital Investment Grade Bond S Class	01	2003	10.000	10.000	0

Sun Capital Investment Grade Bond S Class	02	2005	10.318	10.298	24,919
Sun Capital Investment Grade Bond S Class	02	2004	10.000	10.318	580
Sun Capital Investment Grade Bond S Class	02	2003	10.000	10.000	0

Sun Capital Investment Grade Bond S Class	03	2005	10.313	10.288	0
Sun Capital Investment Grade Bond S Class	03	2004	10.000	10.313	0
Sun Capital Investment Grade Bond S Class	03	2003	10.000	10.000	0

Sun Capital Investment Grade Bond S Class	04	2005	10.299	10.258	7,773
Sun Capital Investment Grade Bond S Class	04	2004	10.000	10.299	0
Sun Capital Investment Grade Bond S Class	04	2003	10.000	10.000	0

Sun Capital Investment Grade Bond S Class	05	2005	10.294	10.248	0
Sun Capital Investment Grade Bond S Class	05	2004	10.000	10.294	0
Sun Capital Investment Grade Bond S Class	05	2003	10.000	10.000	0

Sun Capital Investment Grade Bond S Class	06	2005	10.279	10.218	7,368
Sun Capital Investment Grade Bond S Class	06	2004	10.000	10.279	317
Sun Capital Investment Grade Bond S Class	06	2003	10.000	10.000	0

Sun Capital Investment Grade Bond S Class	07	2005	10.275	10.208	0
Sun Capital Investment Grade Bond S Class	07	2004	10.000	10.275	0
Sun Capital Investment Grade Bond S Class	07	2003	10.000	10.000	0

Sun Capital Investment Grade Bond S Class	08	2005	10.255	10.168	0
Sun Capital Investment Grade Bond S Class	08	2004	10.000	10.255	0
Sun Capital Investment Grade Bond S Class	08	2003	10.000	10.000	0

Sun Capital Money Market S Class	01	2005	10.000	10.058	2,678

Sun Capital Money Market S Class	02	2005	10.000	10.042	0

Sun Capital Money Market S Class	03	2005	10.000	10.038	0

Sun Capital Money Market S Class	04	2005	10.000	10.026	0

Sun Capital Money Market S Class	05	2005	10.000	10.022	0

Sun Capital Money Market S Class	06	2005	10.000	10.011	0

Sun Capital Money Market S Class	07	2005	10.000	10.007	0

Sun Capital Money Market S Class	08	2005	10.000	9.991	0

Sun Capital Real Estate Fund	01	2005	18.594	20.046	25,902
Sun Capital Real Estate Fund	01	2004	14.188	18.594	30,762
Sun Capital Real Estate Fund	01	2003	10.617	14.188	26,346
Sun Capital Real Estate Fund	01	2002	10.000	10.617	0

Sun Capital Real Estate Fund	02	2005	18.511	19.916	27,495
Sun Capital Real Estate Fund	02	2004	14.154	18.511	27,722
Sun Capital Real Estate Fund	02	2003	10.613	14.154	22,447
Sun Capital Real Estate Fund	02	2002	10.000	10.613	0

Sun Capital Real Estate Fund	03	2005	18.490	19.884	7,174
Sun Capital Real Estate Fund	03	2004	14.145	18.490	7,570
Sun Capital Real Estate Fund	03	2003	10.612	14.145	4,221
Sun Capital Real Estate Fund	03	2002	10.000	10.612	0

Sun Capital Real Estate Fund	04	2005	18.428	19.787	25,265
Sun Capital Real Estate Fund	04	2004	14.119	18.428	33,591
Sun Capital Real Estate Fund	04	2003	10.609	14.119	36,462
Sun Capital Real Estate Fund	04	2002	10.000	10.609	0

Sun Capital Real Estate Fund	05	2005	18.407	19.755	0
Sun Capital Real Estate Fund	05	2004	14.111	18.407	0
Sun Capital Real Estate Fund	05	2003	10.608	14.111	0
Sun Capital Real Estate Fund	05	2002	10.000	10.608	0

Sun Capital Real Estate Fund	06	2005	18.345	19.658	6,759
Sun Capital Real Estate Fund	06	2004	14.085	18.345	7,903
Sun Capital Real Estate Fund	06	2003	10.604	14.085	8,212
Sun Capital Real Estate Fund	06	2002	10.000	10.604	0

Sun Capital Real Estate Fund	07	2005	15.821	16.944	15,079
Sun Capital Real Estate Fund	07	2004	12.153	15.821	16,102
Sun Capital Real Estate Fund	07	2003	10.000	12.153	15,984

Sun Capital Real Estate Fund	08	2005	15.768	16.853	325
Sun Capital Real Estate Fund	08	2004	12.137	15.768	362
Sun Capital Real Estate Fund	08	2003	10.000	12.137	433

Sun Capital Real Estate Fund S Class	01	2005	12.417	13.350	227,120
Sun Capital Real Estate Fund S Class	01	2004	10.000	12.417	109,185
Sun Capital Real Estate Fund S Class	01	2003	10.000	10.000	0

Sun Capital Real Estate Fund S Class	02	2005	12.394	13.298	221,248
Sun Capital Real Estate Fund S Class	02	2004	10.000	12.394	87,879
Sun Capital Real Estate Fund S Class	02	2003	10.000	10.000	0

Sun Capital Real Estate Fund S Class	03	2005	12.389	13.285	23,564
Sun Capital Real Estate Fund S Class	03	2004	10.000	12.389	9,428
Sun Capital Real Estate Fund S Class	03	2003	10.000	10.000	0

Sun Capital Real Estate Fund S Class	04	2005	12.371	13.247	158,209
Sun Capital Real Estate Fund S Class	04	2004	10.000	12.371	103,691
Sun Capital Real Estate Fund S Class	04	2003	10.000	10.000	0

Sun Capital Real Estate Fund S Class	05	2005	12.366	13.234	1,537
Sun Capital Real Estate Fund S Class	05	2004	10.000	12.366	426
Sun Capital Real Estate Fund S Class	05	2003	10.000	10.000	0

Sun Capital Real Estate Fund S Class	06	2005	12.348	13.195	19,349
Sun Capital Real Estate Fund S Class	06	2004	10.000	12.348	14,150
Sun Capital Real Estate Fund S Class	06	2003	10.000	10.000	0

Sun Capital Real Estate Fund S Class	07	2005	12.342	13.182	25,771
Sun Capital Real Estate Fund S Class	07	2004	10.000	12.342	29,131
Sun Capital Real Estate Fund S Class	07	2003	10.000	10.000	0

Sun Capital Real Estate Fund S Class	08	2005	12.319	13.131	2,022
Sun Capital Real Estate Fund S Class	08	2004	10.000	12.319	2,195
Sun Capital Real Estate Fund S Class	08	2003	10.000	10.000	0

Templeton Developing Markets Securities Fund, Class 2	01	2005	10.000	11.206	0

Templeton Developing Markets Securities Fund, Class 2	02	2005	10.000	11.202	0

Templeton Developing Markets Securities Fund, Class 2	03	2005	10.000	11.201	0

Templeton Developing Markets Securities Fund, Class 2	04	2005	10.000	11.198	18,943

Templeton Developing Markets Securities Fund, Class 2	05	2005	10.000	11.197	0

Templeton Developing Markets Securities Fund, Class 2	06	2005	10.000	11.194	4,905

Templeton Developing Markets Securities Fund, Class 2	07	2005	10.000	11.193	0

Templeton Developing Markets Securities Fund, Class 2	08	2005	10.000	11.190	0

Templeton Foreign Securities Fund	01	2005	15.108	16.362	894,519
Templeton Foreign Securities Fund	01	2004	12.967	15.108	428,447
Templeton Foreign Securities Fund	01	2003	9.977	12.967	43,560
Templeton Foreign Securities Fund	01	2002	10.000	9.977	0

Templeton Foreign Securities Fund	02	2005	15.041	16.256	800,823
Templeton Foreign Securities Fund	02	2004	12.936	15.041	338,260
Templeton Foreign Securities Fund	02	2003	9.973	12.936	67,183
Templeton Foreign Securities Fund	02	2002	10.000	9.973	0

Templeton Foreign Securities Fund	03	2005	15.024	16.230	102,985
Templeton Foreign Securities Fund	03	2004	12.928	15.024	50,307
Templeton Foreign Securities Fund	03	2003	9.972	12.928	1,625
Templeton Foreign Securities Fund	03	2002	10.000	9.972	0

Templeton Foreign Securities Fund	04	2005	14.973	16.150	773,660
Templeton Foreign Securities Fund	04	2004	12.904	14.973	555,419
Templeton Foreign Securities Fund	04	2003	9.969	12.904	91,795
Templeton Foreign Securities Fund	04	2002	10.000	9.969	0

Templeton Foreign Securities Fund	05	2005	14.957	16.124	5,205
Templeton Foreign Securities Fund	05	2004	12.896	14.957	1,648
Templeton Foreign Securities Fund	05	2003	9.968	12.896	0
Templeton Foreign Securities Fund	05	2002	10.000	9.968	0

Templeton Foreign Securities Fund	06	2005	14.906	16.045	127,902
Templeton Foreign Securities Fund	06	2004	12.873	14.906	115,638
Templeton Foreign Securities Fund	06	2003	9.965	12.873	17,964
Templeton Foreign Securities Fund	06	2002	10.000	9.965	0

Templeton Foreign Securities Fund	07	2005	14.652	15.763	155,114
Templeton Foreign Securities Fund	07	2004	12.659	14.652	167,768
Templeton Foreign Securities Fund	07	2003	10.000	12.659	28,939

Templeton Foreign Securities Fund	08	2005	14.602	15.678	16,281
Templeton Foreign Securities Fund	08	2004	12.643	14.602	18,547
Templeton Foreign Securities Fund	08	2003	10.000	12.643	769

Templeton Growth Securities Fund Class 2	01	2005	14.834	15.875	14,184
Templeton Growth Securities Fund Class 2	01	2004	13.006	14.834	3,822
Templeton Growth Securities Fund Class 2	01	2003	10.000	13.006	0

Templeton Growth Securities Fund Class 2	02	2005	14.768	15.772	35,471
Templeton Growth Securities Fund Class 2	02	2004	12.975	14.768	30,718
Templeton Growth Securities Fund Class 2	02	2003	10.000	12.975	0

Templeton Growth Securities Fund Class 2	03	2005	14.751	15.746	971
Templeton Growth Securities Fund Class 2	03	2004	12.967	14.751	550
Templeton Growth Securities Fund Class 2	03	2003	10.000	12.967	0

Templeton Growth Securities Fund Class 2	04	2005	14.701	15.669	29,511
Templeton Growth Securities Fund Class 2	04	2004	12.943	14.701	18,481
Templeton Growth Securities Fund Class 2	04	2003	10.000	12.943	0

Templeton Growth Securities Fund Class 2	05	2005	14.685	15.644	0
Templeton Growth Securities Fund Class 2	05	2004	12.935	14.685	0
Templeton Growth Securities Fund Class 2	05	2003	10.000	12.935	0

Templeton Growth Securities Fund Class 2	06	2005	14.636	15.567	1,589
Templeton Growth Securities Fund Class 2	06	2004	12.912	14.636	1,589
Templeton Growth Securities Fund Class 2	06	2003	10.000	12.912	0

Templeton Growth Securities Fund Class 2	07	2005	14.152	15.046	0
Templeton Growth Securities Fund Class 2	07	2004	12.492	14.152	0
Templeton Growth Securities Fund Class 2	07	2003	10.000	12.492	0

Templeton Growth Securities Fund Class 2	08	2005	14.105	14.965	0
Templeton Growth Securities Fund Class 2	08	2004	12.475	14.105	0
Templeton Growth Securities Fund Class 2	08	2003	10.000	12.475	0

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

P.O. Box 9133

Wellesley Hills, Massachusetts 02481

Telephone:

Toll Free (800) 752-7215

General Distributor

Clarendon Insurance Agency, Inc.

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

APRIL 11, 2006

SUN LIFE FINANCIAL MASTERSSM EXTRA

VARIABLE AND FIXED ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

TABLE OF CONTENTS

Sun Life Assurance Company of Canada (U.S.)
Advertising and Sales Literature
Tax Deferred Accumulation
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contract
Custodian
Independent Registered Public Accounting Firm
Financial Statements

The Statement of Additional Information sets forth information which may be of interest to prospective purchasers of the Sun Life Financial MastersSM Extra (the "Contracts") issued by Sun Life Assurance Company of Canada (U.S.) (the "Company" or "Sun Life (U.S.)") in connection with Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") which is not included in the Prospectus dated April 11, 2006. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained without charge from the Company by writing to Sun Life Assurance Company of Canada (U.S.), c/o Annuity Division, P.O. Box 9133, Wellesley Hills, Massachusetts 02481, or by telephoning (888) 786-2435.

The terms used in this Statement of Additional Information have the same meanings as in the Prospectus.

------------------------------------------------------------------------------------------------------------------------

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

Sun Life Financial Inc. ("Sun Life Financial"), a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York and Philippine stock exchanges, is the ultimate corporate parent of Sun Life (U.S.). Sun Life Financial ultimately controls Sun Life (U.S.) through the following intervening companies: Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Financial (U.S.) Investments LLC, Sun Life Financial (U.S.) Holdings, Inc., Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., and Sun Life Financial Corp.

ADVERTISING AND SALES LITERATURE

As set forth in the Prospectus, the Company may refer to the following organizations (and others) in its marketing materials:

A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

FITCH CREDIT RATING Company's Insurance Company Claims Paying Ability Rating is an independent evaluation by a nationally accredited rating organization of an insurance company's ability to meet its future obligations under the contracts and products it sells. The rating takes into account both quantitative and qualitative factors.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

STANDARD & POOR'S insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations of its insurance policies in accordance with their terms.

VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

MOODY'S Investors Services, Inc.'s insurance claims-paying rating is a system of rating an insurance company's financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

STANDARD & POOR'S INDEX - broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm. The index tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities.

NASDAQ-OTC Price Index - this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

DOW JONES INDUSTRIAL AVERAGE (DJIA) - price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but including American Express Company and American Telephone and Telegraph Company. Prepared and Published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

MORNINGSTAR, Inc. is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities. This coverage for mutual funds includes, among other information, performance analysis rankings, risk rankings (e.g. aggressive, moderate or conservative), and "style box" matrices. Style box matrices display, for equity funds, the investment philosophy and size of the companies in which the fund invests and, for fixed-income funds, interest rate sensitivity and credit quality of the investment instruments.

IBBOTSON ASSOCIATES, Inc. is a consulting firm that provides a variety of historical data, including total return, capital appreciation and income, on the stock market as well as other investment asset classes, and inflation. This information will be used primarily for comparative purposes and to illustrate general financial planning principles.

In its advertisements and other sales literature for the Variable Account and the Funds, the Company intends to illustrate the advantages of the Contracts in a number of ways:

DOLLAR-COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular investments in the same Sub-Accounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased by those Sub-Accounts.

SYSTEMATIC WITHDRAWAL PROGRAM. A service provided by the Company, through which a Participant may take any distribution allowed by Internal Revenue Code Section 401 (a) (9) in the case of Qualified Contracts, or permitted under Internal Revenue Code Section 72 in the case of Non-Qualified Contracts, by way of a series of partial withdrawals. Withdrawals under this program may be fully or partially includible in income and may be subject to a 10% penalty tax. Consult your tax advisor.

THE COMPANY'S AND THE FUNDS' CUSTOMERS. Sales literature for the Variable Account and the Funds may refer to the number of clients which they serve.

THE COMPANY'S ASSETS, SIZE. The Company may discuss its general financial condition (see, for example, the references to Standard & Poor's, Fitch and A.M. Best Company above); it may refer to its assets; and it may discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria. For example, at December 31, 1998, the Company was the 36th largest U.S. life insurance company based upon overall assets.

COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the Variable Account over the Fixed Account; and the compounding effect when a participant makes regular deposits to his or her account.

The Company may use hypothetical illustrations of the benefits of tax deferral, including but not limited to the following chart:

The chart below assumes an initial investment of $10,000 which remains fully invested for the entire time period, an 8% annual return, and a 33% combined federal and state income tax rate. It compares how 3 different investments might fare over 10, 20, and 30 years. The first example illustrates an investment in a non-tax-deferred account and assumes that taxes are paid annually out of that account. The second example illustrates how the same investment would grow in a tax-deferred investment, such as an annuity. The third example illustrates the net value of the tax-deferred investment after paying taxes on the full account value.

	10 YEARS	20 YEARS	30 YEARS

Non-Tax-Deferred Account	$16,856	$28,413	$ 47,893

Tax-Deferred Account	$21,589	$46,610	$100,627

Tax-Deferred Account After Paying Taxes	$17,765	$34,528	$ 70,720

THIS ILLUSTRATION IS HYPOTHETICAL AND DOES NOT REPRESENT THE PROJECTED PERFORMANCE OF THE CONTRACT OR ANY OF ITS INVESTMENT OPTIONS. THE ILLUSTRATION DOES NOT REFLECT THE DEDUCTION OF ANY CHARGES OR FEES RELATED TO PORTFOLIO MANAGEMENT, MORTALITY AND EXPENSE, OR ACCOUNT ADMINISTRATION. TAXES ON EARNINGS WITHIN AN ANNUITY ARE DUE UPON WITHDRAWAL. WITHDRAWALS MAY ALSO BE SUBJECT TO SURRENDER CHARGES AND, IF MADE PRIOR TO AGE 59 1/2, A 10% FEDERAL PENALTY TAX.

TAX-DEFERRED ACCUMULATION

In general, individuals who own annuity contracts are not taxed on increases in the value of their annuity contracts until some form of distribution is made under the contract. As a result, the annuity contract would benefit from tax deferral during the contract's accumulation phase; this would have the effect of permitting an investment in an annuity contract to grow more rapidly that a comparable investment under which increases in value are taxed on a current basis.

In reports or other communications to you or in advertising or sales materials, we may also describe the effects of tax-deferred compounding on the Variable Account's investment returns. We may illustrate these effects in charts or graphs and from time to time may include comparisons of returns under the Contract or in general on a tax-deferred basis, with the returns on a taxable basis. Different tax rates may be assumed. Any such illustrative chart or graph would show accumulations on an initial investment or Purchase Payment, assuming a given amount (including the applicable interest credit), hypothetical gross annual returns compounded annually, and a stated rate of return. The values shown for the taxable investment would not include any deduction for management fees or other expenses, but would assume the annual deduction of federal and state taxes from investment returns. The values shown for the Contract in a chart would reflect the deduction of Contract expenses, such as the mortality and expense risk charge, the 0.15% administrative charge, the 0.15%distribution fee, and the $50 annual Account Fee. In addition, the values shown would assume that the Participant has not surrendered his or her Contract or made any partial surrenders until the end of the period shown. The chart would assume a full surrender at the end of the period shown and the payment of federal and state taxes, at a rate of not more than 33%, on the amount in excess of the Purchase Payments.

In developing illustrative tax deferral charts, we will observe these general principles:

-	The assumed rate of earnings will be realistic.
-	The illustrative chart will accurately depict the effect of all fees and charges or provide a narrative that prominently discloses all fees and charges under the Contract.
-	Charts comparing accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of any surrender.
-	A narrative accompanying the chart will prominently disclose that there may be a 10% tax penalty on a surrender by a Participant who has not reached age 59 1/2 at the time of surrender.

The rates of return illustrated in any chart would be hypothetical and are not an estimate or guaranty of performance. Actual tax returns may vary among Participants.

CALCULATIONS

EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATION

Suppose the net asset value of a Fund share at the end of the current valuation period is $18.38; at the end of the immediately preceding valuation period was $18.32; the Valuation Period is one day; and no dividends or distributions caused Fund shares to go "ex-dividend" during the current Valuation Period. $18.38 divided by $18.32 is 1.00327511. Subtracting the one day risk factor for mortality and expense risks and the administrative expense charge of .00006375 (the daily equivalent of the current maximum charge of 2.30% on an annual basis) gives a net investment factor of 1.00321136. If the value of the variable accumulation unit for the immediately preceding valuation period had been 14.5645672, the value for the current valuation period would be 14.6113394 (14.5645672 X 1.00321136).

EXAMPLE OF VARIABLE ANNUITY UNIT CALCULATION

Suppose the circumstances of the first example exist, and the value of an annuity unit for the immediately preceding valuation period had been 12.3456789. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 3% per year, the value of the annuity unit for the current valuation period would be 12.3845294 (12.3456789 X 1.00322814 (the Net Investment Factorbased on the daily equivalent of maximum annuity phase charge of 1.70% on an annual basis) X 0.99991902). 0.99991902 is the factor, for a one day Valuation Period, that neutralizes the assumed interest rate of 3% per year used to establish the Annuity Payment Rates found in certain Contracts.

EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATION

Suppose that a Participant Account is credited with 8,765.4321 variable accumulation units of a particular Sub-Account but is not credited with any fixed accumulation units; that the variable accumulation unit value and the annuity unit value for the particular Sub-Account for the valuation period which ends immediately preceding the annuity commencement date are 14.5645672 and 12.3456789 respectively; that the annuity payment rate for the age and option elected is $6.78 per $1,000; and that the annuity unit value on the day prior to the second variable annuity payment date is 12.3845294. The first variable annuity payment would be $865.57 (8,765.4321 X 14.5645672 X 6.78 divided by 1,000). The number of annuity units credited would be 70.1112 ($865.57 divided by 12.3456789) and the second variable annuity payment would be $868.29 (70.1112 X 12.3845294).

DISTRIBUTION OF THE CONTRACT

We offer the Contract on a continuous basis. Contracts are sold by licensed insurance agents in those states where the Contract may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor and principal underwriter of the Contracts, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company. Clarendon is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of certain other annuity contracts issued by the Company and its wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York, and variable life insurance contracts issued by the Company.

Commissions and other distribution compensation will be paid by the Company to the selling agents and will not be more than 7.00% of Purchase Payments. In addition, after the first Account Year, broker-dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 0.50% of the Participant's Account Value. In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. The Company reserves the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of Contracts or Certificates or other contracts offered by the Company. Promotional incentives may change at any time. Commissions will not be paid with respect to Participant Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contract, or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described in the Prospectus under the heading "Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates."

CUSTODIAN

We are the Custodian of the assets of the Variable Account. We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) that are included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing therein (which report, dated March 23, 2006, accompanying such financial statements expresses an unqualified opinion and includes an explanatory paragraph relating to the adoption of the American Institute of Certified Public Accountants' Statement of Position 03-01, Accounting and Reporting by Insurance Enterprises of Certain Nontraditional Long-Duration Contracts and for Separate Accounts, effective January 1, 2004, the adoption of provisions of FASB Interpretation No. 46, Consolidation of Variable Interest Entities, and the adoption of provisions of FASB Interpretation No 46R, Consolidation of Variable Interest Entities, effective December 31, 2003 as described in Note 1), and have been included on their authority as experts in accounting and auditing. Their office is located at 200 Berkeley St, Boston, Massachusetts.

The financial statements of Sun Life of Canada (U.S.) Variable Account F that are included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing therein (which report dated April 7, 2006 accompanying the financial statements of Sun Life of Canada (U.S.) Variable Account F expresses an unqualified opinion) and have been included on their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of the Variable Account and Sun Life Assurance Company of Canada (U.S.) are included herein. The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) are provided as relevant to its ability to meet its financial obligations under the Certificates and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF INCOME

(in thousands)

For the years ended December 31,

	2005	2004	2003

Revenues:
Premiums and annuity considerations	$ 51,982	$ 58,820	$ 60,518
Net investment income	1,112,529	1,134,257	1,208,750
Net derivative income (loss)	16,474	(98,419)	(203,200)
Net realized investment gains	16,925	96,074	134,085
Fee and other income	362,275	357,011	319,596

Total revenues	1,560,185	1,547,743	1,519,749

Benefits and expenses:
Interest credited	637,502	673,442	783,999
Interest expense	123,279	128,522	120,905
Policyowner benefits	187,013	141,377	201,248
Amortization of deferred acquisition costs ("DAC") and value of business acquired ("VOBA")	243,821	82,876	98,398
Other operating expenses	196,543	214,495	184,472

Total benefits and expenses	1,388,158	1,240,712	1,389,022

Income before income tax expense, minority interest and cumulative effect of change in accounting principle	172,027	307,031	130,727

Income tax expense (benefit):
Federal	40,091	71,352	27,366
State	(2)	(98)	823
Income tax expense	40,089	71,254	28,189

Income before minority interest and cumulative
effect of change in accounting principles	131,938	235,777	102,538

Minority interest share of (loss) income	(1,214)	5,561	-

Income before cumulative effect of change in accounting principles	133,152	230,216	102,538

Cumulative effect of change in accounting principles, net of tax benefit of $4,814 and $4,064 in 2004 and 2003, respectively	-	(8,940)	(7,547)

Net income	$ 133,152	$ 221,276	$ 94,991

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED BALANCE SHEETS

(in thousands except share data)

December 31,

ASSETS	2005	2004
Investments
Available-for-sale fixed maturities at fair value (amortized cost of $15,620,827 and $16,207,312 in 2005 and 2004, respectively)	$ 15,677,148	$ 16,692,987
Trading fixed maturities at fair value (amortized cost of $1,982,762 and $1,408,618 in 2005 and 2004, respectively)	1,984,848	1,491,028
Subordinated note from affiliate held-to-maturity (fair value of $645,755 and $689,132 in 2005 and 2004, respectively)	600,000	600,000
Short-term investments	-	23,957
Mortgage loans	1,739,370	1,465,896
Derivative instruments - receivable	487,947	566,401
Limited partnerships	222,148	304,809
Real estate	170,510	168,139
Policy loans	701,769	696,305
Other invested assets	554,917	791,541
Cash and cash equivalents	347,654	552,949
Total investments	22,486,311	23,354,012

Accrued investment income	261,507	279,679
Deferred policy acquisition costs	1,341,377	1,147,181
Value of business acquired	53,670	24,130
Deferred federal income taxes	4,360	-
Goodwill	701,451	701,451
Receivable for investments sold	79,860	21,213
Reinsurance receivable	1,860,680	1,928,365
Other assets	122,239	111,131
Separate account assets	19,095,391	19,120,381

Total assets	$ 46,006,846	$ 46,687,543

LIABILITIES

Contractholder deposit funds and other policy liabilities	$ 18,668,578	$ 18,846,238
Future contract and policy benefits	768,297	721,135
Payable for investments purchased	248,733	284,511
Accrued expenses and taxes	150,318	95,655
Deferred federal income taxes	-	64,610
Long-term debt	-	33,500
Debt payable to affiliates	1,125,000	1,025,000
Partnership capital securities	607,826	607,826
Reinsurance payable to affiliate	1,652,517	1,697,348
Derivative instruments - payable	197,765	228,774
Other liabilities	766,657	1,010,006
Separate account liabilities	19,095,391	19,120,381

Total liabilities	43,281,082	43,734,984

Commitments and contingencies - Note 19
Minority interest	-	5,561

STOCKHOLDER'S EQUITY

Common stock, $1,000 par value - 10,000 shares authorized; 6,437 shares issued and outstanding in 2005 and 2004	$ 6,437	$ 6,437
Additional paid-in capital	2,138,880	2,131,888
Accumulated other comprehensive income	19,260	180,638
Retained earnings	561,187	628,035

Total stockholder's equity	2,725,764	2,946,998

Total liabilities and stockholder's equity	$ 46,006,846	$ 46,687,543

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

For the years ended December 31,
	2005	2004	2003

Net income	$ 133,152	$ 221,276	$ 94,991
Other comprehensive income (loss)
Net change in unrealized holding (losses) gains on
available-for-sale securities, net of tax and policyholder amounts	(79,814)	23,103	158,442
Minimum pension liability adjustment, net of tax	(1,842)	-	-
Reclassification adjustments of realized investment gains into net income	(79,722)	(70,146)	(179,672)

Other comprehensive loss	(161,378)	(47,043)	(21,230)

Comprehensive (loss) income	$ (28,226)	$ 174,233	$ 73,761

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

(in thousands)

For the years ended December 31,
			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity

Balance at December 31, 2002 - Restated	$ 6,437	$ 2,071,888	$ 248,911	$ 468,344	$ 2,795,580

Net income	-	-	-	94,991	94,991
Other comprehensive loss	-	-	(21,230)	-	(21,230)

Balance at December 31, 2003	$ 6,437	$ 2,071,888	$ 227,681	$ 563,335	$ 2,869,341

Net income	-	-	-	221,276	221,276
Additional paid-in-capital	-	60,000	-	-	60,000
Dividends	-	-	-	(156,576)	(156,576)
Other comprehensive loss	-	-	(47,043)	-	(47,043)

Balance at December 31, 2004	$ 6,437	$ 2,131,888	$ 180,638	$ 628,035	$ 2,946,998

Net income	-	-	-	133,152	133,152
Additional paid-in-capital	-	6,992	-	-	6,992
Dividends	-	-	-	(200,000)	(200,000)
Other comprehensive loss	-	-	(161,378)	-	(161,378)

Balance at December 31, 2005	$ 6,437	$ 2,138,880	$ 19,260	$ 561,187	$ 2,725,764

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

For the years ended December 31,

	2005	2004	2003

Cash Flows From Operating Activities:
Net income from operations	$ 133,152	$ 221,276	$ 94,991
Adjustments to reconcile net income to net cash provided
by (used in) operating activities:
Minority interest share	(1,214)	5,561	-
Amortization (accretion) of discount and premiums	60,195	82,123	112,761
Amortization of DAC and VOBA	243,821	82,876	98,398
Depreciation and amortization	3,985	3,025	1,730
Non cash derivative activity	(93,478)	(18,690)	144,091
Net realized gains on investments	(16,925)	(96,074)	(134,085)
Net losses (gains) on trading investments	80,324	7,237	(63,573)
Net change in unrealized and undistributed (gains) losses in private equity limited partnerships	(48,244)	(58,981)	15,789
Interest credited to contractholder deposits	637,502	671,101	781,834
Deferred federal income taxes	22,047	72,648	43,029
Cumulative effect of change in accounting principles, net of tax	-	8,940	7,547
Changes in assets and liabilities:
Deferred acquisition costs	(261,917)	(346,996)	(263,762)
Accrued investment income	17,916	5,545	(28,655)
Future contract and policy benefits	25,123	(42,530)	(854)
Other, net	155,865	211,882	127,056
Net sales (purchases) of trading fixed maturities	(651,921)	27,801	(60,321)
Net cash provided by operating activities	306,231	836,744	875,976

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturities	5,685,008	10,472,377	13,004,400
Net cash from sale of subsidiary	17,040	39,687	1,500
Other invested assets	483,700	144,145	127,944
Mortgage loans	117,438	205,740	339,735
Real estate	947	-	14,275
Purchases of:
Available-for-sale fixed maturities	(5,269,211)	(10,367,260)	(13,414,490)
Other invested assets	(171,539)	(910,784)	(4,926)
Mortgage loans	(390,376)	(698,776)	(338,627)
Real estate	(6,648)	(86,743)	(16,153)
Changes due to other investments, net	(239,910)	728,637	5,100
Net change in policy loans	(5,464)	(3,418)	(10,858)
Net change in short-term investments	(4,576)	705	153,355

Net cash provided by (used in) investing activities	$ 216,409	$ (475,690)	$ (138,745)

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

For the years ended December 31,

	2005	2004	2003

Cash Flows From Financing Activities:
Deposits to contractholder deposit funds	$ 2,720,141	$ 2,552,431	$ 2,461,677
Withdrawals from contractholder deposit funds	(3,404,468)	(2,867,815)	(3,411,004)
Net cash of Sun Capital Advisers, Inc	-	(2,910)	-
Issuance of debt	100,000	-	-
Dividends paid to stockholder	(150,600)	(150,000)	-
Additional capital contributed	-	60,000	-
Other, net	6,992	42,004	(145,258)
Net cash used in financing activities	(727,935)	(366,290)	(1,094,585)

Net change in cash and cash equivalents	(205,295)	(5,236)	(357,354)

Cash and cash equivalents, beginning of year	552,949	558,185	915,539

Cash and cash equivalents, end of year	$ 347,654	$ 552,949	$ 558,185

Supplemental Cash Flow Information
Interest paid	$ 122,474	$ 120,195	$ 118,302

Supplemental Schedule of non-cash investing and financing activities

In 2005, the Company declared and paid a $200.0 million dividend to its direct parent, Sun Life of Canada (U.S.) Holdings, Inc., consisting of $150.6 million in cash and $49.4 million in notes. In 2004, the Company declared and paid cash dividends in the amount of $150.0 million and transferred via dividend its ownership of SCA valued at $6.6 million to its parent, SLC - U.S. Ops Holdings. The Company did not make any dividend payments in 2003.

On April 19, 2005, the Company sold its interest in a consolidated variable interest entity ("VIE"). As a result of the sale, bonds decreased by $42.5 million, short-term investments decreased by $28.5 million, investment income due and accrued decreased by $0.3 million, other invested assets decreased by $3.2 million, other liabilities decreased by $26.1 million, deferred tax liability decreased by $3.9 million, and notes payable decreased by $33.5 million.

On December 31, 2004, the Company distributed through a dividend to its parent, Sun Life of Canada (U.S.) Holdings, Inc., its interest in Sun Capital Advisers, Inc. As a result of the dividend, other assets decreased by $5.2 million, other liabilities decreased by $0.9 million, and accrued expenses and taxes decreased by $0.6 million in a non-cash transaction.

On June 30, 2004, the Company sold its interest in another consolidated VIE. As a result of the sale, bonds decreased by $51.0 million, other liabilities decreased by $11.1 million, deferred tax liability decreased by $3.8 million, notes payable decreased by $7.0 million, and other invested assets decreased by $0.6 million.

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Sun Life Assurance Company of Canada (U.S.) (the "Company") is a stock life insurance company incorporated under the laws of Delaware. The Company is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. ("SLC - U.S. Ops Holdings") and is an indirect wholly-owned subsidiary of Sun Life Financial Inc. ("SLF"), a reporting company under the Securities Exchange Act of 1934. SLF and its subsidiaries are collectively referred to herein as "Sun Life Financial."

The Company and its subsidiaries are engaged in the sale of individual and group variable life insurance, individual universal life insurance, individual and group fixed and variable annuities, group pension contracts, guaranteed investment contracts ("GICs"), group life, group disability, and group stop loss insurance. These products are distributed through individual insurance agents, financial planners, insurance brokers and broker-dealers to both the tax qualified and non-tax-qualified markets. The Company is authorized to transact business in 49 states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands. In addition, the Company's wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York ("SLNY"), is authorized to transact business in the State of New York.

As of December 31, 2004, SLC - U.S. Ops Holdings, was a direct wholly-owned subsidiary of Sun Life Assurance Company of Canada ("SLOC"), 150 King Street West, Toronto, Ontario, Canada. SLOC is a life insurance company incorporated in 1865. As of December 31, 2005, SLOC transacted business directly or through its subsidiaries and joint ventures in all of the Canadian provinces and territories, all of the United States, the District of Columbia, Puerto Rico, the Virgin Islands, Great Britain, Ireland, Hong Kong, Bermuda, Barbados, Philippines, Indonesia, China and India. SLOC is a direct wholly-owned subsidiary of SLF.

On January 4, 2005, a reorganization was completed under which most of SLOC's asset management businesses in Canada and the United States were transferred to Sun Life Financial Corp., a newly incorporated wholly-owned subsidiary of SLF. After this reorganization, the operations remaining in SLOC consist primarily of Sun Life Financial's life, health and annuities businesses in Canada, most of its life and health businesses in the United States, and all of its operations in the United Kingdom and Asia. SLOC continues to be a direct wholly-owned subsidiary of SLF. The Company and its subsidiaries are now indirect wholly-owned subsidiaries of Sun Life Financial Corp., and continue to be indirect wholly-owned subsidiaries of SLF.

On December 31, 2004, Sun Capital Advisers, Inc. ("SCA"), a registered investment adviser, was distributed in the form of a dividend to the Company's parent and became a consolidated subsidiary of the SLC - U.S. Ops Holdings. As a result of this transaction, SCA is no longer the Company's wholly-owned subsidiary. As of December 31, 2004, SCA's total assets were $8.1 million. SCA's net income was $1.9 million and $0.7 million for the years ended December 31, 2004 and 2003, respectively.

On April 19, 2005, the Company sold its interest in a consolidated VIE and recognized a gain of $6.1 million. The Company received net cash proceeds of $17.0 million and reduced consolidated assets and liabilities by $74.5 million and $63.6 million, respectively. The Company's net income for the year ended December 31, 2005 included a net loss of $0.8 million related to this VIE.

On June 30, 2004, the Company sold its interest in another consolidated VIE and recognized a gain of $9.7 million. The Company received net cash proceeds of $39.7 million and reduced consolidated assets and liabilities by $51.6 million and $21.9 million, respectively. The Company's net income related to this VIE for the year ended December 31, 2004, excluding the gain on the sale, was $7.1 million.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

GENERAL (CONTINUED)

On December 31, 2003, Keyport Life Insurance Company ("Keyport") was merged with and into the Company with the Company as the surviving entity. Prior to the merger, the Company and Keyport were both indirect wholly-owned subsidiaries of SLC - U.S. Ops Holdings. The merger had no effect on the existing rights and benefits of policyholders and contractholders from either company. The Company is licensed and authorized to write all business that was previously written by the Keyport.

The merger was accounted for under Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations." Under SFAS No. 141, transfers of net assets and exchanges of shares between entities under common control are recorded at their carrying amounts at the date of transfer. The financial statements of prior periods have been restated to give effect to the merger as of November 1, 2001, the date on which the predecessor companies came under common control.

The following summarizes the results of operations and total assets as of and for the year ended December 31, 2003 (in 000's):
	Keyport	SLUS	Surviving Entity
Total revenues	$ 893,846	$ 625,903	$ 1,519,749
Total expenditures	764,596	624,426	1,389,022
Pre-tax income	129,250	1,477	130,727

Net income	$ 76,452	$ 18,539	$ 94,991

Total Assets	$ 21,132,604	$ 22,541,772	$ 43,674,376

BASIS OF PRESENTATION

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for stockholder-owned life insurance companies.

The consolidated financial statements include the accounts of the Company and its subsidiaries. As of December 31, 2005, the Company owned all of the outstanding shares of SLNY, Sun Life of Canada (U.S.) SPE 97-I, Inc. ("SPE 97-I"), Clarendon Insurance Agency, Inc. ("Clarendon"), SLF Private Placement Investment Company I, LLC ("Private Placement I"), Sun Parkaire Landing LLC ("Sun Parkaire"), 7101 France Avenue Manager, LLC ("France Avenue"), Independence Life and Annuity Company ("Independence Life"), and Sun Life of Canada (U.S.) Holdings General Partner LLC (the "General Partner"). During 2005, Sun Benefit Services Company, Inc., an inactive subsidiary, was dissolved.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The General Partner is the sole general partner in Sun Life of Canada (U.S.) Limited Partnership I (the "Partnership") and, as a result, the Partnership is consolidated with the results of the Company. The Partnership was established to purchase subordinated debentures issued by the Company's parent, SLC - U.S. Ops Holdings, and to issue partnership capital securities to an affiliated business trust, Sun Life of Canada (U.S.) Capital Trust I (the "Capital Trust").

In addition, the Company had consolidated a certain interest in a VIE. The consolidation of the VIE required the Company to report its minority interest relating to the equity ownership not controlled by the Company. The Company's interest in the VIE was sold on April 19, 2005.

All significant intercompany transactions have been eliminated in consolidation.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The most significant estimates are those used in determining the fair value of financial instruments, goodwill, DAC, VOBA, the liabilities for future contract and policyholder benefits and other-than-temporary impairments of investments. Actual results could differ from those estimates.

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash equivalents, fixed maturity investments, mortgage loans, equity securities, off balance sheet financial instruments, debt, loan commitments and financial guarantees. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments have maturities of three months or less when purchased and are considered cash equivalents for purposes of reporting cash flows.

INVESTMENTS

The Company accounts for its investments in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." At the time of purchase, fixed maturity securities are classified based on intent as either held-to-maturity, trading or available-for-sale. In order for the security to be classified as held-to-maturity, the Company must have positive intent and ability to hold the securities to maturity. Securities held-to-maturity are stated at cost, adjusted for amortization of premiums and accretion of discounts. Securities that are bought and held principally for the purpose of selling them in the near term are classified as trading. Trading securities are carried at aggregate fair value with changes in unrealized gains or losses reported as a component of net investment income. Securities that do not meet the held-to-maturity or trading criterion are classified as available-for-sale. Included with available for sale fixed maturities are mortgage backed securities in the To Be Announced form, ('TBA'). The Company records these purchases on trade date and the corresponding payable is recorded as an outstanding liability in the payable for investments purchased until the settlement date of the transaction. Available-for-sale securities are carried at fair value with the unrealized gains or losses reported in other comprehensive income.

Fair values for publicly traded securities are obtained from external market quotations. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturities repayment and liquidity characteristics. All security transactions are recorded on a trade date basis.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

The Company's accounting policy for impairment requires recognition of an other-than-temporary impairment write-down on a security if it is determined that the Company will be unable to recover all amounts due under the contractual obligation of the security. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired security for additional impairment, if necessary. Other-than-temporary impairments are reported as a component of net realized investment gains (losses).

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized values net of provisions for estimated losses. Mortgage loans, which include primarily commercial first mortgages, are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time that the original loan is made.

A loan is recognized as impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. Measurement of impairment is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or at the loan's observable market price. A specific valuation allowance is established if the fair value of the impaired loan is less than the recorded amount. Loans are also charged against the allowance when determined to be uncollectible. The allowance is based on a continuing review of the loan portfolio, past loss experience and current economic conditions, which may affect the borrower's ability to pay. While management believes that it uses the best information available to establish the allowance, future adjustments to the allowance may become necessary if economic conditions differ from the assumptions used in making the evaluation.

Real estate investments are held for the production of income or are held-for-sale. Real estate investments held for the production of income are carried at the lower of cost adjusted for accumulated depreciation or fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years. Real estate investments held-for-sale are primarily acquired through foreclosure of mortgage loans. The cost of real estate that has been acquired through foreclosure is the estimated fair value less estimated costs to dispose at the time of foreclosure. Real estate investments are diversified by property type and geographic area throughout the United States.

Policy loans are carried at the amount of outstanding principal balance. Policy loans are collateralized by the related insurance policy and do not exceed the net cash surrender value of such policy.

Investments in private equity limited partnerships are accounted for on either the cost or equity method. The equity method of accounting is used for all partnerships in which the Company has an ownership interest in excess of 3%.

The Company uses derivative financial instruments including swaps, options and futures as a means of hedging exposure to interest rate, currency and equity price risk. Derivatives are carried at fair value and changes in fair value are recorded as a component of derivative income.

Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the average cost method. When an impairment of a specific investment is determined to be other-than-temporary, a realized investment loss is recorded. Changes in the provision for estimated losses on mortgage loans and real estate are included in net realized investment gains and losses.

Interest income is recorded on the accrual basis. Investments are placed in a non-accrual status when management believes that the borrower's financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful. When an investment is placed in non-accrual status, all interest previously accrued is reversed against current period interest income. Interest accruals are resumed on such investments only when the investments have performed on a sustained basis for a reasonable period of time and when, in the judgment of management, the investments are estimated to be fully collectible as to both principal and interest.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting and other costs, which vary with and are primarily related to the production of new business. Acquisition costs related to investment-type contracts, primarily deferred annuity and GICs, and universal and variable life products are deferred and amortized with interest in proportion to the present value of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, life and variable annuity fees, surrender charges, interest credited, policyholder benefits and direct variable administrative expenses. This amortization is reviewed periodically and adjusted retrospectively when the Company revises actual profits and its estimate of future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments.

Although realization of DAC is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of DAC considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced.

DAC is also adjusted for amounts relating to the recognition of unrealized investment gains and losses. This adjustment, net of tax, is included with the change in net unrealized investment gains or losses that is credited or charged directly to accumulated other comprehensive income (loss). DAC was reduced by $12.8 million and $172.9 million at December 31, 2005 and 2004, respectively, to reflect unrealized gains and losses.

VALUE OF BUSINESS ACQUIRED

VOBA represents the actuarially-determined present value of projected future gross profits from policies in force at the date of their acquisition. This amount is amortized in proportion to the projected emergence of profits.

VOBA is also adjusted for amounts relating to the recognition of unrealized investment gains and losses. This adjustment, net of tax, is included with the change in net unrealized investment gains or losses that is credited or charged directly to accumulated other comprehensive income (loss). VOBA was decreased by $1.2 million and $48.2 million at December 31, 2005 and 2004, respectively, to account for unrealized investment gains and losses.

GOODWILL

Goodwill represents the difference between the purchase price paid and the fair value of the net assets acquired in connection with the acquisition of Keyport on November 1, 2001. In accordance with SFAS No. 142, "Goodwill and Other Intangible Assets," goodwill is tested for impairment on an annual basis. The Company completed the required impairment tests of goodwill and indefinite-lived intangible assets during the second quarter of 2005 and concluded that these assets were not impaired.

During 2004, the Company finalized tax periods that predated the acquisition of Keyport. In accordance with the Emerging Issues Task Force ("EITF") Issue No. 93-7, "Uncertainties Related to Income Taxes in a Purchase Business Combinations," adjustments upon resolution of income tax uncertainties that predate or result from a purchase business combination should be recorded as an increase or decrease to goodwill regardless of the time that has elapsed since the acquisition date. The Company reduced goodwill by $8.7 million in 2004 to record the difference between the estimated tax liability at the acquisition date and the final tax liability for closed tax years that predated the acquisition.

OTHER ASSETS

Property, equipment, leasehold improvements and capitalized software costs that are included in other assets are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 10 years.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

OTHER ASSETS (CONTINUED)

Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Intangible assets are also included in other assets.

Intangible assets acquired primarily consist of state insurance licenses that are not subject to amortization and of intangible assets related to product rights that have a weighted-average useful life of 7 years.

POLICY LIABILITIES AND ACCRUALS

Contractholder deposit funds consist of policy values that accrue to the holders of universal life-type contracts and investment-related products such as deferred annuities, single premium whole life policies ("SPWL") and GICs. The liabilities consist of deposits received plus interest credited, less accumulated policyholder charges, assessments and withdrawals. The liability is before the deduction of any applicable surrender charges.

Other policy liabilities include liabilities for policy and contract claims. These amounts consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. The amount reported is based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such refinements are made.

Future contract and policy benefits are liabilities for traditional life, health and stop loss products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance and disability insurance products are computed using the net level premium method based on assumptions about future investment yields, mortality, morbidity and persistency. The assumptions used are based upon the Company's experience and industry standards.

The fair values of S&P 500 Index and other equity linked embedded derivatives are produced using standard derivative valuation techniques.

Guaranteed minimum accumulation benefits or withdrawal benefits are considered to be derivatives under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," and are recorded at fair value through earnings. The fair value of the embedded derivatives is calculated stochastically using risk neutral scenarios over a 50 year projection. Policyholder assumptions are based on experience studies and industry standards.

REVENUE AND EXPENSES

Premiums for traditional individual life products are considered earned revenue when due. Premiums related to group life, stop loss and group disability insurance are recognized as earned revenue pro-rata over the contract period. The unexpired portion of these premiums is recorded as unearned premiums. Revenue from universal life-type products and investment-related products includes charges for the cost of insurance (mortality), initiation and administration of the policy and surrender charges. Revenue is recognized when the charges are assessed except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

Benefits and expenses related to traditional life, annuity and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and to spread income recognition over the expected life of the policy. For universal life-type and investment-type contracts, expenses include interest credited to policyholders' accounts and death benefits in excess of account values, which are recognized as incurred.

Fees from investment advisory services are recognized as revenues when the services are provided.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INCOME TAXES

For the years ended December 31, 2005 and 2004, the Company participated in a consolidated federal income tax return with SLC - US Ops Holdings and other affiliates. For the 2003 tax year, as in prior years, the Company participated in the consolidated federal income tax return with SLC - U.S. Ops Holdings and other affiliates. For 2003, Keyport filed a separate consolidated return with an affiliate, Independence Life.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by SFAS No. 109, "Accounting for Income Taxes." These differences primarily result from policy reserves, policy acquisition expenses and unrealized gains or losses on investments.

SEPARATE ACCOUNTS

The Company has established separate accounts applicable to various classes of contracts providing for variable benefits. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts. Investment income and changes in mutual fund asset values are allocated to policyholders and therefore do not affect the operating results of the Company. Assets held in the separate accounts are carried at fair value and the investment risk of such securities is retained by the contractholder. The Company earns separate account fees for providing administrative services and bearing the mortality risks related to these contracts. The activity of the separate accounts is not reflected in the financial statements except for: (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned; and (2) the activity related to the guaranteed minimum death benefit ('GMDB'), guaranteed minimum income benefit ('GMIB'), guaranteed minimum accumulation benefit ('GMAB') and guaranteed minimum withdrawal benefit ('GMWB') are reflected in the Company's consolidated financial statements.

ACCOUNTING PRONOUNCEMENTS

New Accounting Pronouncements

In November of 2005, the FASB issued FASB Staff Position ("FSP") 115-1 and 124-1 "The Meaning of Other-Than-Temporary Impairments and its Application to Certain Investments." This FSP is effective for reporting periods beginning after December 15, 2005. The FSP addresses the determination as to when an investment is considered impaired, whether that impairment is other than temporary, and the measurement of the impairment loss. The statement also includes accounting guidance for periods subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. Adoption of this FSP will not impact the methodology used by the Company to determine and measure impaired investments. See disclosure in Note 4.

In September of 2005, AICPA issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts." This SOP provides guidance on accounting by insurance companies for DAC on internal replacements other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is in the process of evaluating the provisions of the proposed SOP and its impact on the Company's financial position and results of operations.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

ACCOUNTING PRONOUNCEMENTS (CONTINUED)

In May of 2005, the Financial Accounting Standards Board (the "FASB") issued FASB Statement 154 "Accounting Changes and Error Corrections - a replacement of APB Opinion No. 20 and FASB Statement No. 3." This statement is effective for fiscal years beginning after December 15, 2005. This statement changes the requirements for the accounting and reporting of a change in accounting principle and applies to all voluntary changes in accounting principle. The statement eliminates the requirement in APB 20 to include the cumulative effect of a change in accounting in the income statement in the period of change and requires retrospective applications to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the specific period effects or the cumulative effect of the change. This statement applies to changes required by new accounting pronouncements only when the pronouncement does not include specific transition guidance. The Company will adopt this statement as required in 2006 and report any changes in accounting principle to be implemented in accordance with the requirements of the this pronouncement.

Other Accounting Pronouncements

On January 1, 2004, the Company adopted the American Institute of Certified Public Accountants' (the "AICPA") Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). The major provisions of SOP 03-1 that affect the Company require:

●	Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts;
●	Deferral of sales inducements that meet certain criteria, and amortization using the same method used for DAC; and
●	Reporting and measuring the Company's interest in its separate accounts as investments.

See Footnote 12 for additional information regarding the impact of adoption.

Effective December 31, 2003, the Company adopted the disclosure requirements of EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." As a result, disclosures are required for unrealized losses on fixed maturity and equity securities accounted for under SFAS No. 115, "Accounting for Certain Investment in Debt and Equity Securities," that are classified as either available-for-sale or held-to-maturity.

The disclosure requirements include quantitative information regarding the aggregate amount of unrealized losses and the associated fair value of the investments in an unrealized loss position, segregated into time periods for which the investments have been in an unrealized loss position. EITF No. 03-1 also requires certain qualitative disclosures about holdings with unrealized losses in order to provide additional information that the Company considered in concluding that the unrealized losses were not other-than-temporary. For further discussion, see disclosures in Note 4.

In January 2003, the Financial Accounting Standards Board (the "FASB") issued Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN No. 46"). In December 2003, the FASB issued a revised version of FIN 46 ("FIN 46R"), which incorporated a number of modifications and changes made to the original version. FIN 46R replaces the previously issued FIN No. 46 and, subject to certain special provisions, is effective no later than the first reporting period that ends after December 15, 2003 for entities considered to be special-purpose entities and no later than the end of the first reporting period that ends after March 15, 2004 for all other VIEs. Early adoption was permitted. The Company adopted FIN No. 46 and FIN 46R in the fourth quarter of 2003. Implementation of FIN No. 46 and FIN 46R resulted in the consolidation of two VIEs and increased total consolidated assets by $67.8 million at December 31, 2003. As required by FIN No. 46 and FIN 46R, the difference between the carrying amount of the assets and the fair value of the VIEs resulted in a cumulative effect of change in accounting principles, net of tax, of $7.5 million as of the date of adoption.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

ACCOUNTING PRONOUNCEMENTS (CONTINUED)

The Company has a greater than or equal to 20% involvement in eight VIEs at December 31, 2005. The Company is a creditor in five trusts, two limited liability companies and one special purpose entity that were used to finance commercial mortgages, franchise receivables, auto receivables and equipment used in utility generation. The Company's maximum exposure to loss related to all of these VIEs is the investments' carrying value, which was $40.2 million and $62.8 million at December 31, 2005 and 2004, respectively. The notes mature between February 2006 and December 2035. See Note 4 for additional information with respect to leveraged leases which is not included above.

Consolidated VIE's increased total consolidated assets by $64.3 million at December 31, 2004. The liabilities included a $33.5 million note issued in June 2000. The note will mature on June 1, 2012. The interest rate on the note is the three-month LIBOR plus 1.75% for the period from June 23, 2000 to December 1, 2005 and LIBOR for the period from December 1, 2005 to June 1, 2012. The Company's interests in the VIEs were sold on April 19, 2005 and June 30, 2004. Refer to disclosures in footnote 2 for further discussion on the sale of the VIE's.

2. MERGERS, ACQUISITIONS AND DISPOSITIONS

On April 19, 2005, the Company sold its interest in a consolidated VIE and recognized a gain of $6.1 million. The Company received net cash proceeds of $17.0 million and reduced consolidated assets and liabilities by $74.5 million and $63.6 million, respectively. The Company's net income for the year ended December 31, 2005 includes a net loss of $0.8 million related to this VIE.

On December 31, 2004, SCA, a registered investment adviser and a wholly-owned subsidiary of the Company, was distributed in the form of a dividend to the Company's parent and became a consolidated subsidiary of SLC - U.S. Ops Holdings. As a result of this transaction, SCA is no longer the Company's wholly-owned subsidiary. As of December 31, 2004 and 2003, SCA's net assets were $8.1 million and $5.1 million, respectively. SCA's net income for the years ended December 31, 2004 and 2003, was $1.9 million and $0.7 million, respectively.

On June 30, 2004, the Company sold its interest in another consolidated VIE and recognized a gain of $9.7 million. The Company received net cash proceeds of $39.7 and reduced consolidated assets and liabilities by $51.6 million and $21.9 million, respectively. The Company's net income for the year ended December 31, 2004 includes net income of $7.1 million related to this VIE.

On December 31, 2003, Clarendon merged with an affiliate, Keyport Financial Services Corp ("KFSC")., with Clarendon as the surviving entity. KFSC was a wholly-owned subsidiary of Keyport.

On November 18, 2003, the Company sold its interest in its wholly-owned subsidiary, Vision Financial Corporation, for $1.5 million. A loss of approximately $1.0 million was realized on this transaction.

On April 1, 2003, Sun Life Financial Services Limited ("SLFSL"), a wholly-owned subsidiary of the Company, ceased operations and was liquidated during the fourth quarter of 2003. SLFSL served as marketing administrator for the distribution of offshore products offered by SLOC, an affiliate of the Company.

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES

Below is a summary of the affiliated transactions for those affiliates that are not consolidated within the Company.

The Company and its subsidiaries have management services agreements with SLOC which provides that SLOC will furnish, as requested, certain services and facilities on a cost-reimbursement basis. Expenses under these agreements amounted to approximately $11.3 million in 2005, $24.4 million in 2004, and $73.3 million in 2003.

In accordance with a management service agreement between the Company and SLOC, the Company provides personnel and certain services to SLOC, as requested. Reimbursements under this agreement, which are recorded as a reduction of other operating expenses, were approximately $170.4 million, $136.8 million and $152.2 million for the years ended December 31, 2005, 2004 and 2003, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Company has an administrative services agreement with SLC - U.S. Ops Holdings under which the Company provides administrative and investor services with respect to certain open-end management investment companies for which an affiliate, Massachusetts Financial Services Company ("MFS"), serves as the investment adviser, and which are offered to certain of the Company's separate accounts established in connection with the variable annuity contracts issued by the Company. Amounts received under this agreement amounted to approximately $23.4 million, $22.8 million and $21.3 million for the years ended December 31, 2005, 2004 and 2003, respectively.

The Company leases office space to SLOC under lease agreements with terms expiring in December 31, 2009 and options to extend the terms for each of twelve successive five year terms at fair market value of the fixed rent for the term, which is ending. Rent received by the Company under the leases amounted to approximately $10.6 million, $11.8 million, and $11.8 million in 2005, 2004 and 2003, respectively. Rental income is reported as a component of net investment income.

As more fully described in Note 8, the Company has been involved in several reinsurance transactions with SLOC.

In 2005, the Company declared and paid a $200.0 million dividend to its direct parent, Sun Life of Canada (U.S.) Holdings, Inc., consisting of $150.6 million in cash and $49.4 million in notes. In 2004, the Company declared and paid cash dividends in the amount of $150.0 million and transferred via dividend its ownership of SCA valued at $6.6 million to its parent, SLC - U.S. Ops Holdings. The Company did not make any dividend payments in 2003.

On December 31, 2004, the Company received a $60.0 million capital contribution from its parent, SLC - U.S. Ops Holdings.

In 2004, the employees of the Company became participants in a restricted share unit ("RSU") plan with its indirect parent, SLF. Under the RSU plan, participants are granted units that are equivalent to one common share of SLF stock and have a fair market value of a common share of SLF stock on the date of grant. RSUs earn dividend equivalents in the form of additional RSUs at the same rate as the dividends on common shares of SLF stock. The redemption value, upon vesting, is the fair market value of an equal number of common shares of SLF stock. The Company incurred expenses of $7.0 million and $4.1 million relating to RSUs for the years ended December 31, 2005 and 2004, respectively.

In 2004, the employees of the Company became participants in a performance share unit ("PSU") plan with its indirect parent, SLF. Under the PSU plan, participants are granted units that are the equivalent to one SLF common share and have a fair market value of a SLF common share on the date of grant. PSUs earn dividend equivalents in the form of additional PSUs at the same rate as the dividends on SLF's common shares. No PSUs will vest or become payable unless SLF meets certain threshold targets with respect to specified performance targets. The plan provides for an enhanced payout if SLF achieves superior levels of performance to motivate participants to achieve a higher return for shareholders. Payments to participants are based on the number of PSUs earned multiplied by the market value of SLF's common shares at the end of a three-year performance period. The Company incurred expenses of $0.7 million and $0.3 million relating to PSUs for the years ended December 31, 2005 and 2004, respectively.

In 2005, the Company recorded a tax benefit of $7.0 million through paid-in-capital for stock options issued to employees of the Company during 2001 through 2005. The $7.0 million tax benefit is comprised of a $2.5 million tax benefit on expenses accrued at its indirect parent, SLF, and a $4.5 million adjustment to record the excess tax benefit over the recorded book expense for stock options exercised.

In 2003, the Company sold a $100.0 million note from MFS, an affiliate, to another affiliate, Sun Life (Hungary) Group Financing Limited Liability Company ("Sun Life (Hungary) LLC"), for approximately $109.1 million. The note was sold at a gain of $9.1 million.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

On July 25, 2002, the Company issued a $380.0 million promissory note at 5.76% and an $80 million promissory note at 5.71%, both maturing June 30, 2012 to an affiliate, Sun Life (Hungary) LLC. The Company pays interest semi-annually to Sun Life (Hungary) LLC. The Company expensed $26.5 million for interest on these promissory notes for each of the years ended December 31, 2005, 2004 and 2003, respectively. The proceeds of the notes were used to purchase fixed rate government and corporate bonds.

At December 31, 2005 and 2004, the Company had $565.0 million of surplus notes issued to Sun Life Financial (U.S.) Finance, Inc., an affiliate of the Company. The Company expensed $42.6 million for interest on these surplus notes for each of the years ended December 31, 2005, 2004 and 2003, respectively.

At December 31, 2005 and 2004 the Company, through the Partnership, had $600 million of 8.526% partnership capital securities issued to the Capital Trust. The Company expensed $51.2 million for interest on these partnership capital securities for each of the years ended December 31, 2005, 2004 and 2003, respectively.

At December 31, 2005 and 2004 the Company, through the Partnership, owned $600 million of 8.526% subordinated notes issued by its parent, Sun Life of Canada (U.S.) Holdings, Inc. Interest earned on these notes was $51.2 million for each of the years ended December 31, 2005, 2004 and 2003, respectively.

In 2004 and 2003, the Company purchased a total of $140.0 million in promissory notes from MFS. The interest rates on these notes range from 2.988% to 3.512% and the terms are from 3-5 years. Interest earned for the years ended December 31, 2005, 2004 and 2003 was $4.2 million, $4.0 million and $0.6 million, respectively. As of December 31, 2005, the Company sold and transferred these notes to affiliates. On December 31, 2005, the Company sold notes with a par value of $90.0 million to an affiliate, Sun Life (Hungary) LLC, and recognized a loss of $3.3 million. On September 23, 2005, the Company transferred notes with a par value of $50.0 million to the Company's direct parent, Sun Life of Canada (U.S.) Holdings, Inc. as a dividend. The Company recognized a loss of $0.6 million on the transfer of the notes to Sun Life of Canada (U.S.) Holdings, Inc.

During the years ended December 31, 2005, 2004 and 2003, the Company paid $23.2 million, $35.0 million and $14.6 million, respectively, in commission fees to an affiliate, Sun Life Financial Distributors, Inc., ("SLFD"). In addition, the Company received fee income for administrative services provided to SLFD of $7.1 million, $5.9 million and $3.7 million for the years ended December 31, 2005, 2004 and 2003, respectively.

During the years ended December 31, 2005, 2004 and 2003, the Company paid $25.1 million, $45.1 million and $64.5 million, respectively, in commission fees to Independence Financial Marketing Group, Inc. ("IFMG"), an affiliate.

The Company has an administrative services agreement with SCA under which the Company provides administrative services with respect to certain open-end management investment companies for which SCA serves as the investment adviser, and which are offered to certain of the Company's separate accounts established in connection with the variable contracts issued by the Company. Amounts received under this agreement amounted to approximately $2.4 million for the year ended December 31, 2005. SCA was no longer a consolidated entity in 2005.

The Company paid $16.4 million for the year ended December 31, 2005, in investment management services fees to SCA, an affiliate and registered investment adviser, on a cost-reimbursement basis.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

On June 3, 2005, the Company entered into a Terms Agreement (the "Terms Agreement") with its affiliates Sun Life Financial Global Funding, L.P. (the "Issuer"), Sun Life Financial Global Funding, U.L.C. (the "ULC") and Sun Life Financial Global Funding, L.L.C. (the "LLC"), and with Citigroup Global Markets, Inc. ("Citigroup"), Morgan Stanley & Co. Incorporated ("Morgan Stanley"), Banc of America Securities LLC, Credit Suisse First Boston LLC, J.P. Morgan Securities Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated and RBC Capital Markets Corporation (each, an "Initial Purchaser" and collectively, the "Initial Purchasers"), in connection with the offer and sale by the Issuer of $600.0 million of Series 2005-1 Floating Rate Notes due 2010 (the "First Tranche Notes"). The payment obligations of the Issuer under the First Tranche Notes are unconditionally guaranteed by the LLC pursuant to a guarantee (the "Secured Guarantee") dated as of June 10, 2005, and the obligations of the LLC under the Secured Guarantee are secured by a floating rate funding agreement issued by the Company to the LLC on the same date. In addition, the Company issued a $100.0 million floating rate demand note payable to the LLC on the same date. The Terms Agreement incorporates by reference the provisions of a Purchase Agreement dated as of November 11, 2004 (the "Purchase Agreement") by and among the Issuer, the ULC, the LLC, the Company and all of the Initial Purchasers. Pursuant to these incorporated provisions, the Company has agreed, among other things, to indemnify each Initial Purchaser against certain securities law liabilities related to the offering of the First Tranche Notes. The Company expensed $2.3 million for interest on the demand note for the year ended December 31, 2005.

On June 29, 2005, the Company entered into a Second Terms Agreement (the "Second Terms Agreement") with the Issuer, the ULC, the LLC, Citigroup and Morgan Stanley, in connection with the offer and sale by the Issuer of $300.0 million of Series 2005-1-2 Floating Rate Notes due 2010 (the "Second Tranche Notes"). The payment obligations of the Issuer under the Second Tranche Notes are unconditionally guaranteed by the LLC pursuant to the Secured Guarantee, and the obligations of the LLC under the Secured Guarantee with respect to the Second Tranche Notes are secured by a floating rate funding agreement issued by the Company to the LLC on July 5, 2005. The Second Terms Agreement incorporates by reference the provisions of the Purchase Agreement. Pursuant to these incorporated provisions, the Company has agreed, among other things, to indemnify Citigroup and Morgan Stanley, against certain securities law liabilities related to the offering of the Second Tranche Notes.

The Company has entered into two interest rate swap agreements with the LLC with an aggregate notional amount of $900.0 million that effectively convert the floating rate payment obligations under the funding agreement to fixed rate obligations.

Management believes inter-company revenues and expenses are calculated on a reasonable basis; however, these amounts may not necessarily be indicative of the costs that would be incurred if the Company operated on a stand-alone basis.

The following table lists the details of notes due to affiliates at December 31, 2005 (in 000's):

Payees	Type	Rate	Maturity	Principal	Interest Expense

Sun Life Financial (U.S.) Finance, Inc.	Surplus	8.625%	11/06/27	$ 250,000	$ 21,563
Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.150%	12/15/27	150,000	9,225
Sun Life Financial (U.S.) Finance, Inc.	Surplus	7.250%	12/15/15	150,000	10,875
Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.125%	12/15/15	7,500	459
Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.150%	12/15/27	7,500	461
Sun Life (Hungary) LLC	Promissory	5.760%	06/30/12	380,000	21,888
Sun Life (Hungary) LLC	Promissory	5.710%	06/30/12	80,000	4,568
Sun Life Financial Global Funding, L.L.C.	Demand	LIBOR plus 35		100,000	2,279

				$ 1,125,000	$ 71,318

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

4. INVESTMENTS

Fixed Maturities

The amortized cost and fair value of fixed maturities at December 31, 2005, was as follows:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale fixed maturities:
Asset Backed and Mortgage Backed Securities	$ 5,234,792	$ 40,958	$ (74,124)	$ 5,201,626
Foreign Government & Agency Securities	86,360	2,965	(64)	89,261
States & Political Subdivisions	742	24	-	766
U.S. Treasury & Agency Securities	449,877	4,773	(4,286)	450,364

Corporate securities:
Basic Industry	228,782	6,192	(3,384)	231,590
Capital Goods	602,974	20,310	(4,507)	618,777
Communications	1,285,638	32,582	(24,476)	1,293,744
Consumer Cyclical	1,321,417	16,741	(62,470)	1,275,687
Consumer Noncyclical	548,636	16,985	(6,206)	559,415
Energy	445,207	15,281	(2,225)	458,264
Finance	3,167,168	50,719	(28,844)	3,189,043
Industrial Other	246,421	9,913	(1,029)	255,305
Technology	49,288	853	(1,127)	49,014
Transportation	409,812	17,786	(7,739)	419,859
Utilities	1,543,713	54,264	(13,544)	1,584,433
Total Corporate	9,849,056	241,626	(155,551)	9,935,131

Total available-for-sale fixed maturities	$ 15,620,827	$ 290,346	$ (234,025)	$ 15,677,148

Held-to-maturity fixed maturities:
Sun Life of Canada (U.S.) Holdings, Inc.,
8.526% subordinated debt, due 2027	$ 600,000	$ 45,755	$ -	$ 645,755

Total held-to-maturity fixed maturities	$ 600,000	$ 45,755	$ -	$ 645,755

	Amortized	Gross	Gross	Estimated
	Cost	Gains	Losses	Fair Values
Trading fixed maturities:
Asset Backed and Mortgage Backed Securities	$ 209,548	$ 1,915	$ (3,776)	$ 207,687
Foreign Government & Agency Securities	19,516	-	(136)	19,380

Corporate securities:
Basic Industry	8,649	783	-	9,432
Capital Goods	15,651	751	-	16,402
Communications	343,647	3,607	(8,542)	338,712
Consumer Cyclical	246,522	2,615	(6,160)	242,977
Consumer Noncyclical	84,411	712	(2,370)	82,753
Energy	27,675	3,187	-	30,862
Finance	713,043	13,996	(8,285)	718,754
Industrial Other	47,464	798	(928)	47,334
Technology	3,801	82	-	3,883
Transportation	60,950	2,588	(4,696)	58,842
Utilities	201,885	8,244	(2,299)	207,830
Total Corporate	1,753,698	37,363	(33,280)	1,757,781

Total trading fixed maturities	$ 1,982,762	$ 39,278	$ (37,192)	$ 1,984,848

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

4. INVESTMENTS (CONTINUED)

The amortized cost and fair value of fixed maturities at December 31, 2004, was as follows:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale fixed maturities:
Asset Backed and Mortgage Backed Securities	$ 5,250,374	$ 106,024	$ (33,560)	$ 5,322,838
Foreign Government & Agency Securities	99,771	4,789	(21)	104,539
States & Political Subdivisions	1,212	50	-	1,262
U.S. Treasury & Agency Securities	573,446	12,539	(1,174)	584,811
Subordinated notes from affiliate	140,000	-	-	140,000

Corporate securities:
Basic Industry	298,352	16,577	(1,649)	313,280
Capital Goods	667,459	38,995	(1,429)	705,025
Communications	1,428,598	61,135	(7,811)	1,481,922
Consumer Cyclical	1,341,480	51,605	(2,935)	1,390,150
Consumer Noncyclical	512,153	30,345	(367)	542,131
Energy	527,782	27,370	(711)	554,441
Finance	2,979,627	92,043	(14,145)	3,057,525
Industrial Other	311,829	11,198	(1,522)	321,505
Technology	57,867	2,774	(569)	60,072
Transportation	526,567	25,104	(9,549)	542,122
Utilities	1,490,795	83,231	(2,662)	1,571,364
Total Corporate	10,142,509	440,377	(43,349)	10,539,537

Total available-for-sale fixed maturities	$ 16,207,312	$ 563,779	$ (78,104)	$16,692,987

Held-to-maturity fixed maturities:
Sun Life of Canada (U.S.) Holdings, Inc.,
8.526% subordinated debt, due 2027	$ 600,000	$ 89,132	$ -	$ 689,132

Total held-to-maturity fixed maturities	$ 600,000	$ 89,132	$ -	$ 689,132

	Amortized	Gross	Gross	Estimated
	Cost	Gains	Losses	Fair Values
Trading fixed maturities:
Asset Backed and Mortgage Backed Securities	$ 121,729	$ 4,427	$ (1,051)	$ 125,105
Foreign Government & Agency Securities	6,313	711	(11)	7,013

Corporate securities:
Basic Industry	31,844	2,363	-	34,207
Capital Goods	48,839	2,939	-	51,778
Communications	177,288	10,753	(300)	187,741
Consumer Cyclical	198,733	10,684	(159)	209,258
Consumer Noncyclical	23,344	1,209	(13)	24,540
Energy	35,714	4,987	-	40,701
Finance	453,387	25,198	(973)	477,612
Industrial Other	46,089	3,034	(189)	48,934
Technology	3,802	302	-	4,104
Transportation	63,291	5,453	(3,107)	65,637
Utilities	198,245	16,154	(1)	214,398
Total Corporate	1,280,576	83,076	(4,742)	1,358,910

Total trading fixed maturities	$ 1,408,618	$ 88,214	$ (5,804)	$ 1,491,028

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

4. INVESTMENTS (CONTINUED)

The amortized cost and estimated fair value by maturity periods for fixed maturity investments are shown below. Actual maturities may differ from contractual maturities on asset-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2005
	Amortized Cost	Estimated Fair Value
Maturities of available-for-sale fixed securities:
Due in one year or less	$ 453,294	$ 453,070
Due after one year through five years	2,529,687	2,535,451
Due after five years through ten years	4,333,947	4,350,783
Due after ten years	3,069,107	3,136,218
Subtotal - Maturities available-for-sale	10,386,035	10,475,522
Asset-backed securities	5,234,792	5,201,626
Total Available-for-sale	$ 15,620,827	$ 15,667,148

Maturities of trading fixed securities:
Due in one year or less	$ 89,749	$ 90,981
Due after one year through five years	503,839	505,854
Due after five years through ten years	994,999	984,407
Due after ten years	184,627	195,920
Subtotal - Maturities of trading	1,773,214	1,777,162
Asset-backed securities	209,548	207,686
Total Trading	$ 1,982,762	$ 1,984,848

Maturities of held-to-maturity fixed securities:
Due after ten years	$ 600,000	$ 645,755

Gross gains of $61.0 million, $152.5 million and $196.4 million and gross losses of $38.9 million, $45.4 million and $44.9 million were realized on the voluntary sale of fixed maturities for the years ended December 31, 2005, 2004 and 2003, respectively.

Fixed maturities with an amortized cost of approximately $10.9 million and $10.9 million at December 31, 2005 and 2004, respectively, were on deposit with federal and state governmental authorities as required by law.

The Company had unfunded commitments with respect to funding of limited partnerships of approximately $71.3 million and $91.1 million at December 31, 2005 and 2004, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

4. INVESTMENTS (CONTINUED)

As of December 31, 2005 and 2004, 94.7% and 95.7%, respectively, of the Company's fixed maturities were investment grade. Investment grade securities are those that are rated "BBB" or better by nationally recognized statistical rating organizations. During 2005, 2004 and 2003, the Company incurred realized losses totaling $29.7 million, $32.5 million and $62.8 million, respectively, for other-than-temporary impairment of value of some of its fixed maturities after determining that not all of the unrealized losses were temporary in nature.

The Company has discontinued accruing income on several of its holdings for issuers that are in default. The termination of accrual accounting on these holdings reduced previously accrued income by $1.7 million, $7.0 million and $10.1 million for the years ended December 31, 2005, 2004 and 2003, respectively. The fair market value of these investments was $24.4 million, $29.8 million and $80.8 million for the years ended December 31, 2005, 2004 and 2003, respectively.

The following table provides the fair value and gross unrealized losses of the Company's available-for-sale fixed maturities investments, which were deemed to be temporarily impaired, aggregated by investment category, industry sector and length of time that individual securities have been in an unrealized loss position, at December 31, 2005:
	Less Than Twelve Months		Twelve Months Or More	Total
Corporate Securities
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Basic Industry	$ 62,351	$ (1,334)	$ 47,710	$ (2,050)	$ 110,061	$ (3,384)
Capital Goods	37,622	(476)	172,069	(4,031)	209,691	(4,507)
Communications	207,469	(12,291)	284,749	(12,185)	492,218	(24,476)
Consumer Cyclical	475,628	(31,554)	352,308	(30,916)	827,936	(62,470)
Consumer Noncyclical	82,655	(3,602)	116,271	(2,604)	198,926	(6,206)
Energy	44,087	(739)	56,103	(1,486)	100,190	(2,225)
Finance	754,646	(13,576)	685,785	(15,268)	1,440,431	(28,844)
Industrial Other	12,450	(535)	17,657	(494)	30,107	(1,029)
Technology	18,971	(829)	6,703	(298)	25,674	(1,127)
Transportation	64,664	(2,987)	95,889	(4,752)	160,553	(7,739)
Utilities	138,031	(3,438)	444,299	(10,106)	582,330	(13,544)

Total Corporate	1,898,574	(71,361)	2,279,543	(84,190)	4,178,117	(155,551)

Non-Corporate
Asset Backed and Mortgage Backed Securities	1,965,773	(43,011)	1,240,823	(31,113)	3,206,596	(74,124)
Foreign Government & Agency Securities	1,002	(3)	19,118	(61)	20,120	(64)
U.S. Treasury & Agency Securities	56,051	(633)	216,469	(3,653)	272,520	(4,286)

Total Non-Corporate	2,022,826	(43,647)	1,476,410	(34,827)	3,499,236	(78,474)

Grand Total	$ 3,921,400	$ (115,008)	$ 3,755,953	$ (119,017)	$ 7,677,353	$ (234,025)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

4. INVESTMENTS (CONTINUED)

The following table provides the fair value and gross unrealized losses of the Company's available-for-sale fixed maturities investments, which were deemed to be temporarily impaired, aggregated by investment category, industry sector and length of time that individual securities have been in an unrealized loss position, at December 31, 2004:
	Less Than Twelve Months		Twelve Months Or More	Total
Corporate Securities
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Basic Industry	$ 30,787	$ (461)	$ 23,104	$ (1,188)	$ 53,891	$ (1,649)
Capital Goods	119,885	(938)	14,733	(491)	134,618	(1,429)
Communications	196,250	(4,153)	83,702	(3,658)	279,952	(7,811)
Consumer Cyclical	221,428	(2,478)	10,620	(457)	232,048	(2,935)
Consumer Noncyclical	60,192	(367)	-	-	60,192	(367)
Energy	26,575	(372)	7,100	(339)	33,675	(711)
Finance	693,913	(8,606)	146,825	(5,539)	840,738	(14,145)
Industrial Other	95,881	(938)	20,346	(584)	116,227	(1,522)
Technology	25,431	(569)	-	-	25,431	(569)
Transportation	39,596	(367)	95,630	(9,182)	135,226	(9,549)
Utilities	209,995	(1,965)	33,919	(697)	243,914	(2,662)

Total Corporate	1,719,933	(21,214)	435,979	(22,135)	2,155,912	(43,349)

Non-Corporate
Asset Backed and Mortgage Backed Securities	1,358,934	(11,026)	283,699	(22,534)	1,642,633	(33,560)
Foreign Government & Agency Securities	2,459	(21)	-	-	2,459	(21)
U.S. Treasury & Agency Securities	233,308	(1,174)	-	-	233,308	(1,174)

Total Non-Corporate	1,594,701	(12,221)	283,699	(22,534)	1,878,400	(34,755)

Grand Total	$ 3,314,634	$ (33,435)	$ 719,678	$ (44,669)	$ 4,034,312	$ (78,104)

The Company has a comprehensive process in place to identify potential problem securities that could have an impairment that is other-than-temporary. At the end of each quarter, all securities with an unrealized loss for more than six months are reviewed. An analysis is undertaken to determine whether this decline in market value is other-than-temporary. The Company's process focuses on issuer operating performance and overall industry and market conditions. Any deterioration in operating performance is assessed relative to the impact on financial ratios including leverage and coverage measures specific to an industry and relative to any investment covenants.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

4. INVESTMENTS (CONTINUED)

The Company's analysis also assesses each issuer's ability to service its debts in a timely fashion, the length of time the security has been in an unrealized loss position, rating agency actions, and any other key developments as well as the Company's intention, if any, to dispose of its position. The Company has a Credit Committee that includes members from its investment, finance and actuarial functions. The committee meets and reviews the results of the Company's impairment analysis on a quarterly basis.

The following table provides the number of securities with gross unrealized losses, which were deemed to be temporarily impaired, at December 31, 2005 (not in thousands):
	Number of Securities Less Than Twelve Months	Number of Securities Twelve Months Or More	Total Number of Securities
Corporate Securities

Basic Industry	17	7	24
Capital Goods	6	18	24
Communications	46	44	90
Consumer Cyclical	71	40	111
Consumer Noncyclical	23	18	41
Energy	9	14	23
Finance	113	81	194
Industrial Other	1	6	7
Technology	2	1	3
Transportation	17	43	60
Utilities	32	42	74

Total Corporate	337	314	651

Non-Corporate
Asset Backed and Mortgage Backed Securities	696	353	1,049
Foreign Government & Agency Securities	1	2	3
U.S. Treasury & Agency Securities	16	32	48

Total Non-Corporate	713	387	1,100

Grand Total	1,050	701	1,751

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

4. INVESTMENTS (CONTINUED)

The following table provides the number of securities with gross unrealized losses, which were deemed to be temporarily impaired, at December 31, 2004 (not in thousands):
	Number of Securities Less Than Twelve Months	Number of Securities Twelve Months Or More	Total Number of Securities
Corporate Securities

Basic Industry	6	2	8
Capital Goods	6	6	12
Communications	18	11	29
Consumer Cyclical	20	1	21
Consumer Noncyclical	8	0	8
Energy	4	2	6
Finance	62	14	76
Industrial Other	5	3	8
Technology	1	0	1
Transportation	36	31	67
Utilities	15	7	22

Total Corporate	181	77	258

Non-Corporate
Asset Backed and Mortgage Backed Securities	278	91	369
Foreign Government & Agency Securities	2	0	2
U.S. Treasury & Agency Securities	27	0	27

Total Non-Corporate	307	91	398

Grand Total	488	168	656

Mortgage Loans and Real Estate

The Company invests in commercial first mortgage loans and real estate throughout the United States. Investments are diversified by property type and geographic area. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time that the original loan is made. Real estate investments classified as held-for-sale have been obtained primarily through foreclosure.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

4. INVESTMENTS (CONTINUED)

Mortgage Loans and Real Estate (continued)

The carrying value of mortgage loans and real estate investments, net of applicable reserves and accumulated depreciation, was as follows:

	December 31,
	2005	2004

Total mortgage loans	$ 1,739,370	$ 1,465,896

Real estate:
Held-for-sale	-	628
Held for production of income	170,510	167,511
Total real estate	$ 170,510	$ 168,139

Accumulated depreciation on real estate was $23.0 million and $19.1 million at December 31, 2005 and 2004, respectively.

The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, values are impaired or values are impaired but mortgages are performing, appropriate allowances for losses have been made. The Company has restructured mortgage loans, impaired mortgage loans and impaired-but-performing mortgage loans totaling $12.6 million and $16.5 million at December 31, 2005 and 2004, respectively, against which there are allowances for losses of $6.3 million and $7.6 million, respectively.

Activity for the investment valuation allowances was as follows:

	Balance at			Balance at
	January 1,	Additions	Subtractions	December 31,
2005
Mortgage loans	$ 7,646	$ 800	$ (2,174)	$ 6,272

2004
Mortgage loans	$ 6,365	$ 1,530	$ (249)	$ 7,646

Mortgage loans and real estate investments comprise the following property types and geographic regions at December 31:

	2005	2004
Property Type:
Office building	$ 703,927	$ 620,273
Residential	87,874	89,831
Retail	751,041	619,021
Industrial/warehouse	264,567	237,020
Other	108,743	75,536
Valuation allowances	(6,272)	(7,646)
Total	$ 1,909,880	$ 1,634,035

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

4. INVESTMENTS (CONTINUED)

	2005	2004
Geographic region:

Alabama	$ 8,070	$ 408
Arizona	48,113	45,753
California	144,829	137,387
Colorado	33,238	33,096
Connecticut	30,026	32,973
Delaware	15,194	15,847
Florida	140,592	116,327
Georgia	80,802	78,360
Illinois	23,118	10,473
Indiana	19,950	16,203
Kentucky	25,623	15,015
Louisiana	32,186	21,531
Maryland	64,724	57,323
Massachusetts	142,421	137,535
Michigan	6,799	8,719
Minnesota	53,157	46,341
Missouri	34,567	32,323
Nebraska	7,948	5,368
Nevada	7,509	8,055
New Jersey	36,042	31,943
New Mexico	7,386	7,633
New York	240,390	232,312
North Carolina	43,111	39,831
Ohio	128,525	93,896
Oregon	11,968	6,391
Pennsylvania	118,709	102,767
Tennessee	32,430	26,714
Texas	211,889	136,237
Utah	29,718	28,528
Virginia	17,386	18,378
Washington	73,326	68,389
Wisconsin	19,494	4,658
All other	26,912	24,967
Valuation allowances	(6,272)	(7,646)
Total	$ 1,909,880	$ 1,634,035

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

4. INVESTMENTS (CONTINUED)

At December 31, 2005, scheduled mortgage loan maturities were as follows:

2006	$ 11,745
2007	52,697
2008	45,809
2009	42,455
2010	72,676
Thereafter	1,513,988
Total	$ 1,739,370

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced.

The Company has made commitments of mortgage loans on real estate and other loans into the future. The outstanding commitments for these mortgages amount to $115.8 million and $54.0 million at December 31, 2005 and 2004, respectively.

During 2004 and 2003, the Company sold commercial mortgage loans in securitization transactions. The mortgages were primarily sold to qualified special purpose entities that were established for the purpose of purchasing the assets and issuing trust certificates. In these transactions, the Company retained investment tranches, which are considered available-for-sale securities, in addition to servicing rights. The securitizations are structured so that investors have no recourse to the Company's other assets for failure of debtors to pay when due. The value of the Company's retained interests are subject to credit and interest rate risk on the transferred financial assets. The Company recognized pre-tax gains of $3.0 million and $24.6 million for its 2004 and 2003 securitization transactions, respectively. The Company did not sell any commercial mortgage loans in securitization transactions in 2005.

The tranches retained through the 2004 securitization, were considered interest only strips ("I/O"). Key economic assumptions used in measuring the retained interests at the date of securitization resulting from securitizations completed during the year ended December 31, 2004 were as follows:

	Exeter I/O	Fairfield I/O

Prepayment speed	-	-
Weighted average life in years	5.72-5.92	2.89-8.74
Expected credit losses	-	-
Residual cash flows discount rate	4.80%-4.84%	4.43%-5.28%
Treasury rate interpolated for average life	3.35%-3.39%	3.18%-4.03%
Spread over treasuries	1.45%	1.25%
Duration in years	6.64-10.14	1.45-4.92

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

4. INVESTMENTS (CONTINUED)

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions at December 31, 2005 were as follows:

	Exeter I/O	Fairfield I/O
Amortized cost of retained
Interests	$ 775	$ 719
Fair value of retained interests	841	674
Weighted average life in years	2.32-2.96	1.00-4.36

Expected Credit Losses
Fair value of retained interest as a result of a .20% of adverse change	785	621
Fair value of retained interest as a result of a .30% of adverse change	757	595

Residual Cash flows Discount Rate
Fair value of retained interest as a result of a 10% of adverse change	839	672
Fair value of retained interest as a result of a 20% of adverse change	837	670

The outstanding principal amount of the securitized commercial mortgage loans was $873.2 million at December 31, 2005, none of which were 60 days or more past due. There were no net credit losses incurred relating to the securitized commercial mortgage loans at the dates of securitization through December 31, 2005.

The tranches retained through the 2003 securitization were subordinated secured notes. Key economic assumptions used in measuring the retained interests at the dates of securitizations completed during the year ended December 31, 2003 were as follows:

Commercial Mortgages

Prepayment speed	-
Weighted average life in years	14.123-14.84
Expected credit losses	-
Residual cash flows discount rate	5.65%-5.92%
Treasury rate interpolated for average life	4.37%-4.40%
Spread over treasuries	1.28%-1.52%
Duration in years	20.46-20.66

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

4. INVESTMENTS (CONTINUED)

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions at December 31, 2005 were as follows:

Commercial Mortgages
Amortized cost of retained
Interests	$ 15,511
Fair value of retained interests	17,538
Weighted average life in years	13.69-14.10

Expected Credit Losses
Fair value of retained interest as a result of a .20% of adverse change	17,528
Fair value of retained interest as a result of a .30% of adverse change	17,522

Residual Cash flows Discount Rate
Fair value of retained interest as a result of a 10% of adverse change	16,868
Fair value of retained interest as a result of a 20% of adverse change	16,231

The outstanding principal amount of the securitized commercial mortgage loans was $363.9 million at December 31, 2005, none of which were 60 days or more past due. There were no net credit losses incurred relating to the securitized commercial mortgage loans at the date of securitization through December 31, 2005.

Securities Lending

The Company is engaged in certain securities lending transactions, which require the borrower to provide collateral on a daily basis, in amounts in excess of 102% of the fair value of the applicable securities loaned. The Company maintains effective control over all loaned securities and, therefore, continues to report such loaned securities as fixed maturities in its consolidated balance sheet.

Cash collateral received on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. The fair value of collateral held and included in other invested assets was $495.7 million and $735.7 million at December 31, 2005 and 2004, respectively.

Leveraged Leases

The Company is a lessor in a leveraged lease agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was originally leased for a term of 9.78 years. During 2001, the lease term was extended until 2010. The Company's equity investment in this VIE represented 8.33% of the partnership that provided 22.9% of the purchase price of the equipment. The balance of the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment, and is non-recourse to the Company. At the end of the lease term, the master lessee may exercise a fixed price purchase option to purchase the equipment. The leveraged lease is included as a part of other invested assets.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

4. INVESTMENTS (CONTINUED)

The Company's net investment in the leveraged lease is composed of the following elements:

	Year ended December 31,
	2005	2004
Lease contract receivable	$ 25,914	$ 31,803
Less: non-recourse debt	(1,410)	(1,415)
Net Receivable	24,504	30,388
Estimated value of leased assets	21,420	21,420
Less: unearned and deferred income	(9,178)	(11,928)
Investment in leveraged leases	36,746	39,880
Less: fees	(138)	(138)
Net investment in leveraged leases	$ 36,608	$ 39,742

Derivatives

The Company uses derivative financial instruments for risk management purposes to hedge against specific interest rate risk, to alter investment rate exposures arising from mismatches between assets and liabilities, and to minimize the Company's exposure to fluctuations in interest rates, foreign currency exchange rates and general market conditions. The Company does not hold or issue any derivative instruments for trading purposes.

As a component of its investment strategy and to reduce its exposure to interest rate risk, the Company utilizes interest rate swap agreements. Interest rate swap agreements are agreements to exchange with a counter-party interest rate payments of differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal) as an economic hedge against interest rate changes. No cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counter-party at each interest payment date. The net payment is recorded as a component of derivative income (loss). Because the underlying principal is not exchanged, the Company's maximum exposure to counter-party credit risk is the difference in payments exchanged. The fair value of swap agreements is included with derivative instruments - receivable (positive position) or derivative instruments - payable (negative position) in the accompanying balance sheet.

The Company utilizes payer swaptions to hedge exposure to interest rate risk. Swaptions give the buyer the option to enter into an interest rate swap per the terms of the original swaption agreement. A premium is paid on settlement date and no further cash transactions occur until the positions expire. The swaptions have a physical settlement at expiration for which an interest rate swap becomes effective. Swaptions are carried at fair value which is included in derivative instruments - receivable (positive position) in the accompanying balance sheet and the change in value is offset to derivative income.

The Company utilizes over-the-counter ("OTC") put options and exchange traded futures on the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") ("S&P", "S&P 500", and "Standard & Poor's" are trademarks of The McGraw Hill Companies, Inc. and have been licensed for use by the Company) and other indexes to hedge against stock market exposure inherent in the mortality and expense risk charges and GMDB and living benefit features of the Company's variable annuities. The Company also purchases OTC call options on the S&P 500 Index to economically hedge its obligation under certain fixed annuity contracts. Options are carried at fair value and are included with derivative instruments - receivable in the Company's balance sheet.

Standard & Poor's indexed futures contracts are entered into for purposes of hedging equity-indexed products. The interest credited on these 1, 5, 7 and 10 year term products is based on the changes in the S&P 500 Index. On trade date, an initial cash margin is exchanged. Daily cash is exchanged to settle the daily variation margin and the offset is recorded in derivative income.

The Company issued annuity contracts and GICs that contain a derivative instrument that is "embedded" in the contract. Upon issuing the contract, the embedded derivative is separated from the host contract (annuity contract or GIC) and is carried at fair value.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

4. INVESTMENTS (CONTINUED)

From the second quarter in 2000 until the second quarter in 2002, the Company marketed GICs to unrelated third parties. Each transaction is highly-individualized but typically involves the issuance of foreign currency denominated contracts backed by cross currency swaps or equity-linked cross currency swaps. The combination of the currency swaps with interest rate swaps allows the Company to lock in U.S. dollar fixed rate payments for the life of the contract.

Included in derivative gains (losses) are gains on the translation of foreign currency denominated GIC liabilities of $197.1 million for the year ended December 31, 2005, and losses of ($83.3) million and ($158.6) million for the years ended December 31, 2004 and 2003, respectively.

Beginning in the second quarter 2005, the Company marketed GICs to unrelated third parties and entered into funding agreements and interest rate swaps as part of this guaranteed investment program. The interest rate swaps allow the Company to lock in U.S. dollar fixed rate payments for the life of the contracts.

The Company does not employ hedge accounting. The Company believes that its derivatives provide economic hedges and the cost of formally documenting hedge effectiveness in accordance with the provisions of SFAS No.133, "Accounting for Derivative Instruments," is not justified. As a result, all changes in the fair value of derivatives are recorded in the current period operations as a component of derivative income.

Net derivative income (loss) for the years ended December 31 consisted of the following:
	2005	2004	2003
Net expense on swap agreements	$ (64,915)	$ (62,514)	$ (87,721)
Change in fair value of swap agreements (interest rate, currency, and equity)	101,320	(43,977)	197,506
Change in fair value of options, futures and embedded derivatives	(19,931)	8,072	(312,985)
Total derivative income (losses)	$ 16,474	$ (98,419)	$ (203,200)

The Company is required to pledge and receive collateral for open derivative contracts. The amount of collateral required is determined by agreed upon thresholds with the counter-parties. The Company currently pledges cash and U.S. Treasury bonds to satisfy this collateral requirement. At December 31, 2005 and 2004, $35.6 million and $33.6 million, respectively, of fixed maturities were pledged as collateral and are included with fixed maturities.

The Company's underlying notional or principal amounts associated with open derivatives positions were as follows for the years ended December 31:

	2005
	Notional	Fair Value
	Principal	Asset (Liability)
	Amounts

Interest rate swaps	$ 6,764,984	$ (115,333)
Currency swaps	534,916	116,070
Equity swaps	181,334	29,463
Currency forwards	2,571	(2,079)
Credit Default Swaps	10,000	(3)
Futures	745,009	(1,724)
Swaptions	2,500,000	8,979
S&P 500 index call options	3,410,279	225,243
S&P 500 index put options	1,160,202	29,566

Total	$ 15,309,295	$ 290,182

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

4. INVESTMENTS (CONTINUED)

	2004
	Notional	Fair Value
	Principal	Asset (Liability)
	Amounts

Interest rate swaps	$ 5,948,576	$ (212,661)
Currency swaps	805,849	290,776
Equity swaps	250,207	28,254
Currency forwards	1,547	(81)
S&P 500 index call options	2,986,757	188,481
S&P 500 index put options	1,217,980	42,858

Total	$ 11,210,916	$ 337,627

5. NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains (losses) arose from sale of the following security types for the years ended December 31:

	2005	2004	2003

Fixed maturities	$ 21,873	$ 108,603	$ 159,474
Equity securities	(6)	3,375	(1,465)
Mortgage and other loans	614	858	25,528
Real estate	318	-	3,862
Other invested assets	12,741	(1,601)	4,800
Other than temporary declines	(29,707)	(32,494)	(62,834)
Gains on impaired assets	11,092	17,333	4,720

Total	$ 16,925	$ 96,074	$ 134,085

6. NET INVESTMENT INCOME

Net investment income consisted of the following for the years ended December 31:

	2005	2004	2003

Fixed maturities	$ 921,803	$ 1,030,973	$ 1,114,949
Mortgage and other loans	103,253	83,986	76,259
Real estate	11,047	11,615	6,952
Policy loans	37,595	42,821	43,335
Other	55,245	(19,715)	(20,364)
Gross investment income	1,128,943	1,149,680	1,221,131
Less: Investment expenses	16,414	15,423	12,381
Net investment income	$ 1,112,529	$ 1,134,257	$ 1,208,750

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

7. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements. The fair value amounts presented herein do not include the expected interest margin (interest earnings over interest credited) to be earned in the future on investment-type products or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value to the Company. Likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31:

	2005		2004
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial assets:
Cash and cash equivalents	$ 347,654	$ 347,654	$ 552,949	$ 552,949
Fixed maturities	18,261,996	18,307,751	18,784,015	18,873,147
Equity securities	15,427	15,427	1,006	1,006
Short-term investments	-	-	23,957	23,957
Mortgages	1,739,370	1,790,629	1,465,896	1,546,834
Derivatives instruments -receivables	487,947	487,947	566,401	566,401
Policy loans	701,769	701,769	696,305	696,305
Separate accounts	19,095,391	19,095,391	19,120,381	19,120,381

Financial liabilities:
Policy liabilities	18,668,578	17,449,961	18,846,238	17,677,082
Derivative instruments - payables	197,765	197,765	228,774	228,774
Long-term debt	-	-	33,500	33,500
Long-term debt to affiliates	1,125,000	1,178,918	1,025,000	1,100,501
Partnership capital securities	607,826	645,755	607,826	689,132
Separate accounts	19,095,391	19,095,391	19,120,381	19,120,381

The following methods and assumptions were used by the Company in determining the estimated fair value of its financial instruments:

Interest receivable on the above financial instruments is stated at carrying value which approximates fair value.

Cash and cash equivalents: The fair values of cash and cash equivalents are estimated to be cost plus accrued interest.

Fixed maturities, short term investments, and equity securities: The fair values of short-term bonds are estimated to be amortized cost. The fair values of publicly traded fixed maturities are based upon market prices or dealer quotes. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturity, repayment and liquidity characteristics. The fair value of equity securities are based on quoted market prices.

Mortgage loans: The fair values of mortgage and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Derivatives: The fair values of swaps are based on current settlement values. The current settlement values are based on dealer quotes and market prices. Fair values for options and futures are based on dealer quotes and market prices.

Policy loans: Policy loans are stated at unpaid principal balances, which approximate fair value.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

7. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

Separate accounts, assets and liabilities: The estimated fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which excludes surrender charges.

Policy liabilities: The fair values of the Company's general account insurance reserves and contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value. The fair values of other deposits with future maturity dates are estimated using discounted cash flows. The fair values of S&P 500 Index and other equity linked embedded derivatives are produced using standard derivative valuation techniques. GMABs or GMWBs are considered to be derivatives under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," and are included in contractholder deposit funds. The fair value of the embedded derivatives is calculated stochastically using risk neutral scenarios over a 50 year projection. Policyholder assumptions are based on experience studies and industry standards.

Long term debt: The fair value of notes payable and other borrowings are estimated using discounted cash flow analyses based upon the Company's current incremental borrowing rates for similar types of borrowings.

8. REINSURANCE

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement. To minimize its exposure to significant losses from reinsurer insolvencies, the Company periodically evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Management believes that any liability from this contingency is unlikely. A brief discussion of the Company's reinsurance agreements by segment follows.

Wealth Management Segment

The Wealth Management Segment manages a closed block of single premium whole life ("SPWL") insurance policies, a retirement-oriented tax-advantaged life insurance product. The Company discontinued sales of SPWL's in response to certain tax law changes in the 1980s. The Company had SPWL policyholder balances of approximately $1.7 billion and $1.7 billion as of December 31, 2005 and 2004, respectively. On December 31, 2003, this entire block of business was reinsured on a funds withheld basis with SLOC, an affiliated company.

By reinsuring the SPWL policies, the Company reduced net investment income by $82.7 million and $91.2 million for the years ended December 31, 2005 and 2004, respectively. The Company also reduced interest credited by $57.5 million and $79.6 million for the years ended December 31, 2005 and 2004, respectively. In addition, the Company also increased net investment income, relating to an experience rating refund under the reinsurance agreement with SLOC, by $13.1 and $13.6 million for the years ended December 31, 2005 and 2004, respectively. The liability for the SPWL policies is included in contractholder deposit funds and other policy liabilities.

Individual Protection Segment

The Company has agreements with SLOC and several unrelated companies, which provide for reinsurance of portions of the net-amount-at-risk under certain individual variable universal life, individual private placement variable universal life, bank owned life insurance ("BOLI"), and corporate owned life insurance ("COLI") policies. These amounts are reinsured on either a monthly renewable or a yearly renewable term basis. Fee income was reduced by $33.3 million, $28.7 million and $23.4 million for the years ended December 31, 2005, 2004 and 2003, respectively, to account for these agreements.

Effective October 1, 2004, the Company no longer acts as the reinsurer of risk under the lapse protection benefit for certain universal life contracts issued by SLOC.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

8. REINSURANCE (CONTINUED)

Group Protection Segment

The Company, through its affiliate SLNY, had an agreement with SLOC whereby SLOC reinsured the mortality risks of SLNY's group life insurance contracts. Under this agreement, certain death benefits were reinsured on a yearly renewable term basis. The agreement provided that SLOC would reinsure mortality risks in excess of $50,000 per claim for group life contracts ceded by SLNY. The treaty was commuted effective December 31, 2004.

The Company, through its affiliate SLNY, had an agreement with SLOC whereby SLOC reinsured morbidity risks of a block of SLNY's group long-term disability contracts. The treaty was commuted effective December 31, 2004.

The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures the mortality risks of the Company's group life contracts. Under this agreement, certain group life mortality benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure amounts above $700,000 per claim for group life contracts ceded by the Company.

The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of SLNY's group stop loss contracts. Under this agreement, certain stop loss benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure specific claims for amounts above $1.0 million per claim for stop loss contracts ceded by SLNY.

The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of SLNY's group long-term disability contracts. Under this agreement, certain long-term disability benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure amounts in excess of $4,000 per claim per month for long-term disability contracts ceded by SLNY.

The effects of reinsurance were as follows:

	For the Years Ended December 31,
	2005	2004	2003

Insurance premiums:
Direct	$ 54,915	$ 62,939	$ 67,959
Ceded	2,933	4,119	7,441
Net premiums	$ 51,982	$ 58,820	$ 60,518

Insurance and other individual policy benefits and claims:
Direct	$ 225,936	$ 170,381	$ 230,384
Ceded	38,923	29,004	29,136
Net policy benefits and claims	$ 187,013	$ 141,377	$ 201,248

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

9. RETIREMENT PLANS

The Company sponsors two non-contributory defined benefit pension plans for its employees and certain affiliated employees. Expenses are allocated to participating companies based in a manner consistent with the allocation of employee compensation expenses. The Company's funding policies for the pension plans are to contribute amounts which at least satisfy the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA"). Most pension plan assets consist of separate accounts of SLOC or other insurance company contracts.

The Company uses a measurement date of September 30 for its pension and other post retirement benefit plans.

On September 21, 2005, the Board of Directors of the Company approved amendments pertaining to the two non-contributory defined benefit pension plans including the following:

(a) To provide that no one shall become a participant in the plan after December 31, 2005;

(b) To freeze accruals under the plan as of December 31, 2005 for all participants except (i) those participants (x) who are at least age 50 and whose age plus service on January 1, 2006 equals or exceeds 60 and (y) who in 2005 choose to continue their participation in the plan (the "Grandfathered Participants"), (ii) those participants who are receiving on December 31, 2005 severance or termination payments and (iii) those participants who are receiving on December 31, 2005 amounts paid under the Long Term Disability plan sponsored by the Company;

Due to the pension plan changes, a $1.9 million curtailment charge was recognized.

Other post retirement benefit plans have been amended as follows:

a) To provide retiree medical coverage where the retiree pays the entire cost of coverage equal to the cost paid by active employees unless the participant is a retiree as of 12/31/05, a "grandfathered employee" or a "Rule 75 employee".

A grandfathered employee shall mean an active employee (i) who retires on or after January 1,2006 and (ii) who as of January 1,2006 is at least age 55 with 15 or more years or service and whose age plus service is at least 75.

A rule 75 employee shall mean active employees (i) who are not Grandfathered employees, ii) who retire on or after January 1, 2006, and (iii) who when they retire are at least age 55 with 15 or more years or service and whose age plus service is at least 75.

For grandfathered and rule of 75 employees retiree medical coverage is provided at reduced cost.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

9. RETIREMENT PLANS (CONTINUED)

The following table sets forth the change in the pension plans' (retirement plan and agent pension plan) projected benefit obligations and assets, as well as the plans' funded status at December 31:

	2005	2004
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$ 215,439	$ 191,689
Service cost	10,948	9,873
Interest cost	13,839	12,118
Actuarial loss (gain)	17,780	7,039
Benefits paid	(6,105)	(5,280)
Plan amendments	2,344	-
Curtailment loss (gain)	(24,700)	-
Projected benefit obligation at end of year	$ 229,545	$ 215,439

Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$ 233,551	$ 205,737
Other	(1,250)	(1,050)
Actual return on plan assets	25,900	34,144
Benefits paid	(6,105)	(5,280)
Fair value of plan assets at end of year	$ 252,096	$ 233,551
Information on the funded status of the plan:
Funded status	$ 22,551	$ 18,112
Unrecognized net actuarial loss	7,802	19,339
Unrecognized transition obligation	(10,392)	(13,443)
Unrecognized prior service cost	3,945	7,421
4th quarter contribution	(1,550)	(1,250)
Prepaid benefit cost	$ 22,356	$ 30,179

The accumulated benefit obligation for the retirement plan and agent pension plan at December 31, 2005 and 2004 was $222.4 million and $188.9 million, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

9. RETIREMENT PLANS (CONTINUED)

The agent plan is overfunded and the funded status of the employee retirement plan was as follows:

	2005	2004

Plan assets	$ 211,612	$ 195,332
Projected benefit obligations	(219,802)	(206,748)
Funded status	$ (8,190)	$ (11,416)

Accumulated benefit obligation	$ 212,630	$ 180,201

The following table sets forth the components of the net periodic benefit cost, and the Company's share of net periodic benefit costs for the years ended December 31:

	2005	2004	2003

Components of net periodic benefit cost:
Service cost	$ 10,948	$ 9,873	$ 8,954
Interest cost	13,839	12,118	10,494
Expected return on plan assets	(20,092)	(17,704)	(14,358)
Amortization of transition obligation asset	(3,051)	(3,051)	(3,051)
Amortization of prior service cost	855	855	855
Curtailment loss (gain)	1,856	-	-
Recognized net actuarial loss	1,918	3,140	4,215
Net periodic benefit cost (benefit)	$ 6,273	$ 5,231	$ 7,109
The Company's share of net periodic benefit cost	$ 4,116	$ 4,272	$ 5,522

In addition to its share of net periodic benefit cost, the Company incurred $2.9 million, $1.9 million and $3.5 million for the years ended December 31, 2005, 2004 and 2003, respectively, in expense for an uninsured benefit plan, for which the Company is not the plan sponsor.

Assumptions

Weighted average assumptions used to determine benefit obligations were as follows:

	Pension Benefits
	2005	2004	2003
Discount rate	5.8%	6.2%	6.1%
Rate of compensation increase	4.0%	4.0%	4.0%

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

9. RETIREMENT PLANS (CONTINUED)

Weighted average assumptions used to determine net benefit cost were as follows:

	Pension Benefits
	2005	2004	2003

Discount rate	6.2%	6.1%	6.75%
Expected long term return on plan assets	8.75%	8.75%	8.75%
Rate of compensation increase	4.0%	4.0%	4.0%

The Company relies on historical market returns from Ibbotson Associates (1926-2002) to determine its overall long term rate of return on asset assumption. Applying Ibbotson's annualized market returns of 12% stock, 5.8% bonds and 3.8% cash to the Company's target allocation results in an expected return consistent with the one used by the Company for purposes of determining the benefit obligation.

Plan Assets

The asset allocation for the Company's pension plan assets for 2005 and 2004 measurement, and the target allocation for 2006, by asset category, are as follows:
	Target Allocation	Percentage of Plan Assets
Asset Category	2006	2005	2004

Equity Securities	60%	61%	61%
Debt Securities	25%	30%	27%
Commercial Mortgages	15%	9%	10%
Other	-%	-%	2%
Total	100%	100%	100%

The target allocations were established to reflect the Company's investment risk posture and to achieve the desired level of return commensurate with the needs of the fund. The target ranges are based upon a three to five year time horizon and may be changed as circumstances warrant.

The portfolio of investments should, over a period of time, earn a gross annualized rate of return that:
1)	exceeds the assumed actuarial rate;
2)	exceeds the return of customized index created by combining benchmark returns in appropriate weightings based on an average asset mix of funds; and
3)	generates a real rate of return of at least 3% after inflation, and sufficient income or liquidity to pay retirement benefits on a timely basis.

Equity securities include SLF common stock in the amount of $4.2 million at December 31, 2004. Equity securities did not include any SLF common stock at December 31, 2005.

Cash Flow

Due to the over funded status of the agent defined benefit plan, the Company will not be making contributions to the plan in 2006.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

9. RETIREMENT PLANS (CONTINUED)

The Company has estimated the following future benefit payments for the years 2006 through 2015:
Pension Benefits
2006	$ 6,352
2007	6,680
2008	6,949
2009	7,299
2010	7,624
2011 to 2015	45,646

401(k) Savings Plan

The Company sponsors and participates in a 401(k) savings plan (the "401(k) Plan") for which substantially all employees of at least age 21 are eligible to participate at date of hire. Under the 401(k) Plan, the Company matches, up to specified amounts, the employees' contributions to the plan.

On September 21, 2005, the Board of Directors of the Company approved amendments pertaining to the 401(k) Plan including the following.

(a) Beginning January 1, 2006, Eligible Participants shall receive a basic employer contribution which shall be a percentage of the participant's eligible compensation determined under the following chart based on the sum of the participant's age and service on January 1 of the applicable plan year -

Age Plus Service	Employer Contribution
Less than 40	3%
At least 40 but less than 55	5%
At least 55	7%

(b) In addition to the basic employer contribution beginning January 1, 2006, Eligible Participants who did not become participants in the United States Employees' Retirement Income Plan before January 1, 2006 and who remain employed by a participating employer on January 1, 2006 shall be entitled to receive a supplemental basic employer contribution in January 2006 based on their applicable basic employer contribution percentage as of January 1, 2006 and their eligible compensation paid during the period beginning on their hire date and ending on December 31, 2005.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

9. RETIREMENT PLANS (CONTINUED)

(c) To provide for a transition employer contribution effective January 1, 2006 to Eligible Participants who are at least age 40 on January 1, 2006 and whose age plus service on January 1, 2006 equals or exceeds 45 (such Eligible Participants are referred to as "Transition Participants");

(d) For January 1, 2006 through December 31, 2015, Transition Participants shall receive transition employer contributions which shall be a percentage of the Transition Participant's eligible compensation determined under the following chart based on the participant's age and service on January 1, 2006 -

	Service
Age	Less than 5 years	5 or more years
At least 40 but less than 43	3.0%	5.0%
At least 43 but less than 45	3.5%	5.5%
At least 45	4.5%	6.5%

The amount of the 2005 employer contributions under 401(k) Plan sponsorship for the Company and its affiliates was $6.1 million. Amounts are allocated to affiliates based on their respective employees' contributions. The Company's portion of the expense was $4.6 million, $2.8 million and $0.9 million for the years ended December 31, 2005, 2004 and 2003, respectively. The Company's contribution includes a $1.6 million accrued retroactive adjustment related to the board approved amendments to the 401(k) Plan. This retroactive adjustment will be funded in 2006.

Other Post-Retirement Benefit Plans

The Company sponsors a post-retirement benefit pension plan for its employees and certain affiliates employees providing certain health, dental and life insurance benefits ("post-retirement benefits") for retired employees and dependents (the "Retirement Plan"). Expenses are allocated to participating companies based on the number of participants. Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition. Life insurance benefits are generally set at a fixed amount.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

9. RETIREMENT PLANS (CONTINUED)

The following table sets forth the change in the Retirement Plan's obligations and assets, as well as the plans' funded status at December 31:

Change in benefit obligation:	2005	2004

Benefit obligation at beginning of year	$ 48,453	$ 51,278
Service cost	1,333	1,233
Interest cost	2,994	2,957
Actuarial (gain) loss	4,596	(4,583)
Benefits paid	(2,884)	(2,432)
Plan Amendments	(3,192)	-
Benefit obligation at end of year	$ 51,300	$ 48,453

Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$ -	$ -
Employer contributions	2,884	2,432
Benefits paid	(2,884)	(2,432)
Fair value of plan assets at end of year	$ -	$ -

Information on the funded status of the plan:
Funded Status	$ (51,301)	$ (48,453)
Unrecognized net actuarial loss	22,741	19,556
4th quarter contribution	686	628
Unrecognized prior service cost	(5,609)	(2,657)
Accrued benefit cost	$ (33,483)	$ (30,926)

The following table sets forth the components of the net periodic post-retirement benefit costs and the Company's allocated share for the year ended December 31:

	2005	2004
Components of net periodic benefit cost
Service cost	$ 1,333	$ 1,233
Interest cost	2,994	2,957
Amortization of prior service cost	(241)	(241)
Recognized net actuarial loss	1,273	1,384
Net periodic benefit cost	$ 5,359	$ 5,333

The Company's share of net periodic benefit cost	$ 4,947	$ 4,180

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

9. RETIREMENT PLANS (CONTINUED)

Assumptions

Weighted average assumptions used to determine benefit obligations were as follows:
	Other Benefits
	2005	2004	2003
Discount Rate	5.8%	6.2%	6.1%
Rate of Compensation increase	4.0%	4.0%	4.0%

Weighted average assumptions used to determine net cost for the years ended December 31 were as follows:
	Other Benefits
	2005	2004	2003
Discount rate	6.2%	6.1%	6.75%
Rate of compensation increase	4.0%	4.0%	4.0%

In order to measure the post-retirement benefit obligation for 2005, the Company assumed a 10% annual rate of increase in the per capita cost of covered health care benefits. In addition, medical cost inflation is assumed to be 10% in 2006 and assumed to decrease gradually to 5.00% for 2011 and remain at that level thereafter. Assumed healthcare cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effect:
	1- Percentage-Point	1- Percentage-Point
	Increase	Decrease
Effect on Post retirement benefit obligation	$ 5,541	$ (4,571)

Effect on total of service and interest cost	$ 756	$ (596)

The Company has estimated the following future benefit payments for the years 2006 through 2015:
Other Benefits
2006	$ 3,413
2007	3,546
2008	3,666
2009	3,757
2010	3,807
2011 to 2015	19,859

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

10. FEDERAL INCOME TAXES

The Company will file a consolidated return with SLC -U.S. Ops Holdings for the year ended December 31, 2005 as the Company did for the year ended December 31, 2004. The Company filed a consolidated federal income tax return with SLC - U.S. Ops Holdings and Keyport filed a return with its subsidiary, Independence Life, for the year ended December 31, 2003. A summary of the components of federal income tax expense (benefit) in the consolidated statements of income for the years ended December 31 is as follows:

	2005	2004	2003
Federal income tax expense (benefit):
Current	$ 11,239	$ (5,331)	$ (29,240)
Deferred	28,852	76,683	56,606

Total	$ 40,091	$ 71,352	$ 27,366

Federal income taxes attributable to the Company's consolidated operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate at 35%. The Company's effective rate differed from the federal income tax rate as follows:

	2005	2004	2003

Expected federal income tax expense (benefit)	$ 60,210	$ 107,446	$ 44,251
Low income housing credit	(5,947)	(6,021)	(6,026)
Separate account dividend received deduction	(10,150)	(10,500)	(5,600)
Prior year settlements	(2,802)	(17,351)	(6,518)
Other items	(1,220)	(2,222)	1,259

Federal income tax expense (benefit)	$ 40,091	$ 71,352	$ 27,366

The deferred income tax asset (liability) represents the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes. The components of the Company's deferred tax assets and (liabilities) as of December 31 were as follows:

	2005	2004
Deferred tax assets:
Actuarial liabilities	$ 250,818	$ 391,780
Net operating loss	-	4,444
Other	281	(8,340)
Total deferred tax assets	251,099	387,884

Deferred tax liabilities:
Deferred policy acquisition costs	(287,605)	(185,715)
Investments, net	40,866	(266,779)
Total deferred tax liabilities	(246,739)	(452,494)

Net deferred tax asset (liability)	$ 4,360	$ (64,610)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

10. FEDERAL INCOME TAXES (CONTINUED)

The Company makes payments under certain tax sharing agreements as if it were filing as a separate company. The Company received income tax refunds of $32.0 million in 2005 and $17.1 million in 2003. The Company did not have any net income tax payments for 2004. At December 31, 2005, the Company did not have any operating loss carryforwards remaining.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are made in the consolidated financial statements in anticipation of the results of these audits. The Company is currently under audit by the IRS for the years 2001 and 2002. In the Company's opinion, adequate tax liabilities have been established for all years and any adjustments that might be required for the years under audit will not have a material effect on the Company's financial statements. However, the amounts of these tax liabilities could be revised in the future if estimates of the Company's ultimate liability are revised.

11. LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claims adjustment expenses related to the Company's group life, group disability and stop loss products is summarized below:

	2005	2004

Balance at January 1	$ 32,571	$ 31,337
Less reinsurance recoverable	(6,381)	(9,146)
Net balance at January 1	26,190	22,191
Incurred related to:
Current year	23,881	20,889
Prior years	(3,143)	910
Total incurred	20,738	21,799
Paid losses related to:
Current year	(13,860)	(12,009)
Prior years	(5,813)	(5,791)
Total paid	(19,673)	(17,800)

Balance at December 31	33,141	32,571
Less reinsurance recoverable	(5,886)	(6,381)

Net balance at December 31	$ 27,255	$ 26,190

The incurred losses and loss adjustment expenses relating to insured events in prior years changed as a result of reassessment of the estimates of the settlement costs on certain claims outstanding due to factors that emerged in the current year.

The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its group disability lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

12. LIABILITIES FOR CONTRACT GUARANTEES

On January 1, 2004, the Company adopted the American Institute of Certified Public Accountants' (the "AICPA") SOP 03-1. The major provisions of SOP 03-1 that affect the Company require:

●	Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts;
●	Deferral of sales inducements that meet certain criteria, and amortization using the same method used for DAC; and
●	Reporting and measuring the Company's interest in its separate accounts as investments.

The cumulative effect, reported after tax and net of related effects on DAC, upon adoption of SOP 03-1 at January 1, 2004, decreased net income and stockholder's equity by $8.9 million and reduced accumulated other comprehensive income by $2.1 million. The decrease in net income was comprised of an increase in future contract and policy benefits (primarily for variable annuity contracts) of $46.7 million, pretax, an increase in DAC of $29.5 million, pretax, and the recognition of the unrealized gain on investments in separate accounts of $3.5 million, pretax.

The Company offers various guarantees to certain policyholders including a return of no less than (a) total deposits made on the contract less any customer withdrawals, (b) total deposits made on the contract less any customer withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death, upon annuitization, or at specified dates during the accumulation period of an annuity.

The table below represents information regarding the Company's variable annuity contracts with guarantees at December 31, 2005:

Benefit Type	Account Balance	Net Amount at Risk [1]	Average Attained Age
Minimum Death	$ 16,316,183	$ 2,126,214	66.1
Minimum Income	$ 385,378	$ 68,802	59.3
Minimum Accumulation or Withdrawal	$ 1,669,284	$ 182	61.2

The table below represents information regarding the Company's variable annuity contracts with guarantees at December 31, 2004:

Benefit Type	Account Balance	Net Amount at Risk [1]	Average Attained Age
Minimum Death	$ 16,894,237	$ 2,423,320	65.7
Minimum Income	$ 386,407	$ 63,851	59.8
Minimum Accumulation or Withdrawal	$ 884,843	$ -	61.4

1 Net amount at risk represents the difference between guaranteed benefits and account balance.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

12. LIABILITIES FOR CONTRACT GUARANTEES (CONTINUED)

The following summarizes the reserve for the GMDB and GMIB at December 31, 2005:

	Guaranteed Minimum Death Benefit	Guaranteed Minimum Income Benefit	Total
Balance at December 31, 2004	$ 28,313	$ 2,422	$ 30,735

Benefit Ratio Change / Assumption Changes	15,205	(172)	15,033
Incurred guaranteed benefits	35,559	560	36,119
Paid guaranteed benefits	(39,308)	-	(39,308)
Interest	1,980	190	2,170

Balance at December 31, 2005	$ 41,749	$ 3,000	$ 44,749

The following summarizes the reserve for the GMDB and GMIB at December 31, 2004:

	Guaranteed Minimum Death Benefit	Guaranteed Minimum Income Benefit	Total
Balance at January 1, 2004	$ 45,250	$ 1,457	$ 46,707

Incurred guaranteed benefits	32,103	832	32,935
Paid guaranteed benefits	(50,502)	-	(50,502)
Interest	1,462	132	1,594

Balance at December 31, 2004	$ 28,313	$ 2,422	$ 30,735

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

12. LIABILITIES FOR CONTRACT GUARANTEES (CONTINUED)

The liability for death and income benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest and less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The benefit ratio may be in excess of 100%. For guarantees in the event of death, benefits represent the current guaranteed minimum death payments in excess of the current account balance. For guarantees at annuitization, benefits represent the present value of the minimum guaranteed annuity benefits in excess of the current account balance.

Projected benefits and assessments used in determining the liability for guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected future gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based upon factors such as eligibility conditions and the annuitant's attained age.

The liability for guarantees is re-evaluated regularly and adjustments are made to the liability balance through a charge or credit to policyowner benefits.

GMABs or GMWBs are considered to be derivatives under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," and are recorded at fair value through earnings. The fair value of the embedded derivatives is calculated stochastically using risk neutral scenarios over a 50 year projection. Policyholder assumptions are based on experience studies and industry standards. The GMAB or GMWB constituted an asset of $0.2 million and $2.8 million at December 31, 2005 and 2004, respectively.

Interest in Separate Accounts

At December 31, 2003, the Company had $11.7 million representing unconsolidated interests in its own separate accounts. These interests were recorded as separate account assets, with changes in fair value recorded through other comprehensive income. On January 1, 2004, the Company reclassified these interests to investments as a component of other invested assets.

Sales Inducements

The Company currently offers enhanced or bonus crediting rates to policyholders on certain of its annuity products. Through December 31, 2003, the expenses associated with certain of these bonuses were deferred and amortized. Others were expensed as incurred. Effective January 1, 2004, upon adoption of SOP 03-1, the expenses associated with offering a bonus are deferred and amortized over the life of the related contract in a pattern consistent with the amortization of DAC.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

13. DEFERRED POLICY ACQUISITION COSTS (DAC)

The changes in DAC for the years ended December 31 were as follows:

	2005	2004
Balance at January 1	$ 1,147,181	$ 889,601
Acquisition costs deferred	261,058	346,764
Amortized to expense during the year	(226,355)	(48,562)
Adjustment for unrealized investment gains (losses) during the year	159,493	(40,622)
Balance at December 31	$ 1,341,377	$ 1,147,181

14. VALUE OF BUSINESS ACQUIRED (VOBA)

The changes in VOBA for the years ended December 31 were as follows:

	2005	2004
Balance at January 1	$ 24,130	$ 22,391
Amortized to expense during the year	(17,467)	(4,819)
Adjustment for unrealized investment gains (losses) during the year	47,007	6,558
Balance at December 31	$ 53,670	$ 24,130

15. SEGMENT INFORMATION

The Company offers financial products and services such as fixed and variable annuities, funding agreements, retirement plan services, and life insurance on an individual and group basis, as well as disability and stop-loss insurance on a group basis. As described below, the Company conducts business principally in three operating segments and maintains a Corporate Segment to provide for the capital needs of the three operating segments and to engage in other financing related activities. Each segment is defined consistently with the way results are evaluated by the chief operating decision-maker.

Net investment income is allocated based on segmented assets by line of business. Allocations of operating expenses among segments are made using both standard rates and actual expenses incurred. Management evaluates the results of the operating segments on an after-tax basis. The Company does not depend on one or a few customers, brokers or agents for a significant portion of its operations.

Wealth Management

The Wealth Management Segment markets, sells and administers individual and group variable annuity products, individual and group fixed annuity products and other retirement benefit products. These contracts may contain any of a number of features including variable or fixed interest rates and equity index options and may be denominated in foreign currencies. The Company uses derivative instruments to manage the risks inherent in the contract options.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

15. SEGMENT INFORMATION (CONTINUED)

Individual Protection

The Individual Protection Segment markets, sells and administers a variety of life insurance products sold to individuals and corporate owners of life insurance. The products include whole life, universal life and variable life products.

Group Protection

The Group Protection Segment markets, sells and administers group life, long-term disability, short-term disability and stop loss insurance to small and mid-size employers in the State of New York.

Corporate

The Corporate Segment includes the unallocated capital of the Company, its debt financing, its consolidated investments in VIEs, and items not otherwise attributable to the other segments.

The following amounts pertain to the various business segments:

	Year ended December 31, 2005

	Wealth	Individual	Group
	Management	Protection	Protection	Corporate	Totals

Total Revenues	$ 1,342,509	$ 74,535	$ 32,604	$ 110,537	$ 1,560,185
Total Expenditures	1,220,198	70,991	32,333	64,636	1,388,158
Income before income tax expense, minority interest and cumulative effect of change in accounting principle	122,311	3,544	271	45,901	172,027

Net Income	93,570	2,443	176	36,963	133,152

Total Assets	$ 38,631,963	$ 6,005,424	$ 55,319	$1,314,140	$ 46,006,846

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

15. SEGMENT INFORMATION (CONTINUED)

The following amounts pertain to the various business segments:

	Year ended December 31, 2004

	Wealth	Individual	Group
	Management	Protection	Protection	Corporate	Totals

Total Revenues	$ 1,284,873	$ 65,366	$ 34,908	$ 162,596	$ 1,547,743
Total Expenditures	1,054,852	60,785	31,605	93,470	1,240,712
Income before income tax expense, minority interest and cumulative effect of change in accounting principle	230,021	4,581	3,303	69,126	307,031

Net Income	166,309	3,118	2,147	49,702	221,276

Total Assets	$ 40,961,145	$ 4,111,638	$ 53,131	$1,561,629	$ 46,687,543

	Year ended December 31, 2003

	Wealth	Individual	Group
	Management	Protection	Protection	Corporate	Totals

Total Revenues	$ 1,409,642	$ 49,357	$ 26,609	$ 34,141	$ 1,519,749
Total Expenditures	1,247,670	53,848	25,712	61,792	1,389,022
Income (loss) before income tax expense, minority interest and cumulative effect of change in accounting principle	161,972	(4,491)	897	(27,651)	130,727

Net Income (Loss)	106,655	(2,331)	608	(9,941)	94,991

Total Assets	$ 39,814,262	$ 2,973,014	$ 46,535	$ 840,565	$ 43,674,376

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

16. REGULATORY FINANCIAL INFORMATION

The Company and its insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on a statutory accounting basis prescribed or permitted by such authorities. Statutory surplus differs from stockholder's equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, policy liabilities are based on different assumptions, investments are valued differently, post-retirement benefit costs are based on different assumptions, and deferred income taxes are calculated differently. The Company's statutory financials are not prepared on a consolidated basis.

At December 31, the Company and its insurance subsidiaries combined statutory surplus and net income were as follows:

	Unaudited for the Years ended December 31,
	2005	2004	2003

Statutory surplus and capital	$ 1,778,241	$ 1,822,812	$ 1,685,356
Statutory net income	140,827	249,010	224,284

17. DIVIDEND RESTRICTIONS

The Company's and its insurance company subsidiaries' ability to pay dividends is subject to certain statutory restrictions. Delaware, New York, and Rhode Island have enacted laws governing the payment of dividends to stockholders by domestic insurers.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that a domestic insurer may pay in any twelve-month period without prior approval of the Delaware Commissioner of Insurance is limited to the greater of (i) ten percent of its statutory surplus as of the preceding December 31, or (ii) the individual company's statutory net gain from operations for the preceding calendar year. Any dividends to be paid by an insurer from a source other than statutory surplus, whether or not in excess of the aforementioned threshold, would also require the prior approval of the Delaware Commissioner of Insurance. The Company is permitted to pay dividends up to a maximum of $154.3 million in 2006 without prior approval from the Delaware Commissioner of Insurance.

In 2005, the Company's board of directors approved and the Company paid a $200.0 million dividend to its direct parent, Sun Life of Canada (U.S.) Holdings, Inc., consisting of $150.6 million in cash and $49.4 million in notes. In 2004, the Company's board of Directors approved and the Company paid $150.0 million of cash dividends to its direct parent. On December 31, 2004, SCA was distributed in the form of a dividend of $6.6 million to the Company's direct parent and became a consolidated subsidiary of Sun Life of Canada (U.S.) Holdings, Inc. The Company did not pay any dividends in 2003.

New York law permits a domestic stock life insurance company to distribute a dividend to its shareholders without prior notice to the New York Superintendent of Insurance, where the aggregate amount of such dividend in any calendar year does not exceed the lesser of: (i) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year, not including realized capital gains. No dividends were paid by SLNY during 2005, 2004 or 2003.

Rhode Island law requires prior regulatory approval for any dividend where the amount of such dividend paid during the preceding twelve-month period would exceed the lesser of (i) ten percent of the insurance company's surplus as of the December 31 next preceding, or (ii) its net gain from operations, not including realized capital gains, for the immediately preceding calendar year, excluding pro rata distributions of any class of the insurance company's own securities. No dividends were paid by Independence Life during 2005, 2004 or 2003.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

18. COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME

The components of accumulated other comprehensive income as of December 31 were as follows:
	2005	2004	2003
Unrealized gains on available-for-sale securities	$ 56,493	$ 485,553	$ 520,173
Reserve allocation	(22,039)	-	-
Minimum pension liability adjustment	(2,834)	-	-
DAC allocation	(12,842)	(172,945)	(132,323)
VOBA allocation	(1,201)	(48,208)	(54,766)
Tax effect and other	1,683	(83,762)	(105,403)

Accumulated Other Comprehensive Income	$ 19,260	$ 180,638	$ 227,681

19. COMMITMENTS AND CONTINGENCIES

Regulatory and Industry Developments

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes.

Litigation

The Company is not aware of any contingent liabilities arising from litigation, income taxes and other matters that could have a material effect upon the financial condition, results of operations or cash flows of the Company.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2005, 2004 and 2003

19. COMMITMENTS AND CONTINGENCIES (CONTINUED)

Indemnities

In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as engagement letters with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements and service agreements. The Company has also agreed to indemnify its directors and certain of its officers and employees in accordance with the Company's by-laws. The Company believes any potential liability under these agreements is neither probable nor estimatable. Therefore, the Company has not recorded any associated liability.

Lease Commitments

The Company leases various facilities and equipment under operating leases with terms of up to six years. As of December 31, 2005, minimum future lease payments under such leases were as follows:

2006	$ 6,029
2007	4,778
2008	1,477
2009	374
2010	39
Total	$ 12,697

Total rental expense for the years ended December 31, 2005, 2004 and 2003 was $8.5 million, $16.3 million and $23.6 million, respectively.

The Company has four noncancelable sublease agreements that expire on March 31, 2008. As of December 31, 2005, the minimum future lease payments under the sublease agreements were as follows:

2006	$ 1,140
2007	1,174
2008	293
Total	$ 2,607

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of
Sun Life Assurance Company of Canada (U.S.)
Wellesley Hills, Massachusetts

We have audited the accompanying consolidated balance sheets of Sun Life Assurance Company of Canada (U.S.) and subsidiaries (the "Company") as of December 31, 2005 and 2004, and the related consolidated statements of income, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2005.  Our audits also included the financial statement schedules listed in the Index at Item 15.  These financial statements and consolidated financial statement schedules are the responsibility of the Company's management.  Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  The Company is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Sun Life Assurance Company of Canada (U.S.) and subsidiaries as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.  Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, effective January 1, 2004, the Company adopted the provisions of the American Institute of Certified Public Accountants' Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." As discussed in Note 1 to the consolidated financial statements, effective December 31, 2003, the Company adopted the provisions of FASB Interpretation No. 46, "Consolidation of Variable Interest Entities, an Interpretation of Accounting Research Bulletin No. 51" and FASB Interpretation No. 46R, Consolidation of Variable Interest Entities, an Interpretation of Accounting Research Bulletin No. 51" (Revised).

DELOITTE & TOUCHE LLP

Boston, Massachusetts
March 23, 2006

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2005
Assets:
Investment in	Shares	Cost	Value
Fidelity Variable Insurance Products Funds
VIP Freedom 2010 Portfolio (F10)	22,636	$245,142	$243,563
VIP Freedom 2015 Portfolio (F15)	24,547	270,258	268,544
VIP Freedom 2020 Portfolio (F20)	9,760	108,400	107,943
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund (FMS)	1,539,845	24,673,642	27,978,984
Templeton Developing Markets Securities Fund (TDM)	84,847	895,279	924,837
Templeton Growth Securities Fund Class 2 (FTG)	612,697	7,872,508	8,461,348
Templeton International Securities Fund (FTI)	15,166,884	206,788,728	236,906,725
Franklin Value Securities Fund (FVS)	1,109,181	15,977,035	18,623,157
Liberty Variable Investment Trust
Colonial Small Cap Variable Series (CSC)	348	6,180	6,200
Wanger Select Fund (WTF)	18,466	384,967	418,444
Wanger U.S. Small Cap Fund (USC)	222	7,716	7,735
Lord Abbett Series Fund, Inc.
All Value Portfolio (LAV)	562,105	7,553,343	8,330,401
Growth & Income Portfolio (LA1)	6,661,294	172,410,288	174,259,456
Growth Opportunities Portfolio (LA9)	2,237,175	28,518,763	30,716,412
Mid-Cap Value (LA2)	2,161,495	43,664,502	45,585,928
MFS/Sun Life Series Trust
Bond S Class (MF7)	6,623,817	78,123,610	75,047,842
Bond Series (BDS)	12,399,799	144,270,337	141,357,713
Capital Appreciation S Class (MFD)	1,698,462	27,879,613	32,542,530
Capital Appreciation Series (CAS)	28,452,425	587,150,700	549,416,331
Capital Opportunities S Class (CO1)	1,124,885	12,825,460	14,994,717
Capital Opportunities Series (COS)	14,502,009	240,716,598	194,181,905
Emerging Growth S Class (MFF)	1,096,474	14,301,168	18,519,452
Emerging Growth Series (EGS)	18,480,067	360,698,876	315,639,547
Emerging Markets Equity S Class (EM1)	476,866	6,981,137	10,352,754
Emerging Markets Equity Series (EME)	3,725,140	50,494,805	81,357,063
Global Governments S Class (GG1)	414,202	4,779,610	4,233,144
Global Governments Series (GGS)	4,266,192	49,299,680	43,899,111
Global Growth S Class (GG2)	562,598	5,510,227	7,538,817
Global Growth Series (GGR)	10,828,682	118,446,205	145,970,637
Global Total Return S Class (GT2)	996,329	14,880,335	16,499,208
Global Total Return Series (GTR)	9,386,271	138,028,012	156,281,411
Government Securities S Class (MFK)	16,076,378	211,015,156	205,295,344
Government Securities Series (GSS)	26,780,805	356,775,017	343,865,538
High Yield S Class (MFC)	14,016,094	95,464,832	95,169,280
High Yield Series (HYS)	31,496,276	210,732,671	215,119,566
International Growth S Class (IG1)	1,188,044	12,082,051	18,248,353
International Growth Series (IGS)	7,741,399	82,612,194	119,372,367
International Investors Trust S Class (MI1)	627,811	8,526,825	10,873,687
International Investors Trust Series (MII)	6,043,418	78,819,975	105,095,045
Managed Sectors S Class (MS1)
Managed Sectors Series (MSS)
Massachusetts Investors Growth Stock S Class (M1B)	8,100,891	67,958,362	78,659,648
Massachusetts Investors Growth Stock Series (MIS)	37,391,536	426,949,361	365,689,222
Massachusetts Investors Trust S Class (MFL)	6,176,818	164,844,855	185,057,480
Massachusetts Investors Trust Series (MIT)	28,486,760	906,178,241	858,875,810
Mid Cap Growth S Class (MC1)	6,822,787	32,829,355	40,390,896
Mid Cap Growth Series (MCS)	11,482,592	56,991,682	68,665,902
Mid Cap Value S Class (MCV)	2,191,200	23,122,175	25,549,393
Money Market S Class (MM1)	117,199,138	117,199,138	117,199,138

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2005 - continued
Investment in
MFS/Sun Life Series Trust - continued	Shares	Cost	Value
Money Market Series (MMS)	192,370,348	$192,370,348	$192,370,348
New Discovery S Class (M1A)	5,795,785	71,233,312	82,242,184
New Discovery Series (NWD)	9,583,536	121,224,159	137,523,743
Research S Class (RE1)	1,620,358	22,617,573	27,432,658
Research Series (RES)	20,711,227	380,530,685	353,126,414
Research Growth and Income S Class (RG1)	659,501	7,725,948	9,951,870
Research Growth and Income Series (RGS)	5,161,431	65,326,948	78,195,680
Research International S Class (RI1)	5,251,775	68,741,783	87,231,983
Research International Series (RIS)	5,483,471	64,521,251	91,793,304
Strategic Growth S Class (SG1)	5,092,164	35,521,814	39,158,744
Strategic Growth Series (SGS)	4,668,058	33,644,416	36,177,453
Strategic Income S Class (SI1)	2,113,602	22,358,488	22,488,727
Strategic Income Series (SIS)	5,417,547	57,142,007	58,021,924
Strategic Value S Class (SVS)	1,035,529	9,956,817	10,531,335
Technology S Class (TE1)	767,536	2,887,913	3,377,159
Technology Series (TEC)	4,258,008	17,296,208	18,990,716
Total Return S Class (MFJ)	33,183,817	601,230,331	629,497,005
Total Return Series (TRS)	64,408,029	1,144,725,977	1,230,193,330
Utilities S Class (MFE)	2,089,093	28,252,190	37,624,567
Utilities Series (UTS)	16,519,537	250,999,836	299,334,009
Value S Class (MV1)	7,705,278	101,779,515	124,902,560
Value Series (MVS)	19,134,454	246,729,229	311,891,604
Nations Marsico
Nations Marsico 21st Century Portfolio (NMT)	464	5,228	5,204
Nations Marsico Growth Portfolio (NNG)	2,814	47,838	50,336
Nations Marsico International Opportunities Portfolio (NMI)	841	14,240	15,506
Oppenheimer Variable Account Funds
Capital Appreciation Fund (OCA)	887,204	30,343,253	33,917,823
Global Securities Fund (OGG)	409,770	11,692,409	13,587,975
Main St. Growth and Income Fund (OMG)	11,412,409	228,843,369	246,850,398
Main St. Small Cap Growth Fund (OMS)	626,873	9,102,414	10,694,455
PIMCO Variable Insurance Trust
Emerging Markets Bond Portfolio (PMB)	376,413	5,013,872	5,141,808
Low Duration Portfolio (PLD)	23,242,525	238,074,229	234,517,073
Real Return Bond Portfolio (PRR)	2,572,756	32,842,104	32,648,274
Total Return Bond Portfolio (PTR)	5,606,638	58,544,692	57,411,976
VIT All Asset Portfolio (PRA)	16,227	193,340	191,646
VIT Commodity Real Return Strategy Portfolio (PCR)	41,184	507,975	504,509
Sun Capital Advisers Trust
All Cap S Class (SSA)	147,908	1,785,958	1,582,621
Investment Grade Bond S Class (IGB)	358,641	3,576,459	3,511,097
Real Estate Fund S Class (SRE)	2,399,905	44,591,789	47,926,097
Real Estate Fund (SC3)	971,112	15,141,988	18,256,904
Sun Capital Money Market S Class (CMM)	490,142	490,142	490,142
		$9,443,493,061	$9,803,159,689
Liability:
Payable to Sponsor			(3,636,817)
Net Assets			$9,799,522,872

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2005 - continued
	Applicable to Owners of			Reserve for
	Deferred Variable Annuity Contracts			Variable
	Units	Value		Annuities	Total
MFS Consolidated Regatta Contracts:
Fidelity Variable Insurance Products Funds
F10	23,605	$243,563	$		$243,563
F15	25,858	268,544			268,544
F20	10,353	107,943			107,943
Franklin Templeton Variable Insurance Products Trust
FMS	1,886,907	27,963,658		14,756	27,978,414
TDM	82,552	924,837			924,837
FTG	518,022	8,461,348			8,461,348
FTI	15,021,292	236,836,347		68,960	236,905,307
FVS	1,065,024	18,607,025		15,486	18,622,511
Liberty Variable Investment Trust
CSC	583	6,200			6,200
WTF	36,338	418,444			418,444
USC	699	7,735			7,735
Lord Abbett Series Fund, Inc.
LAV	673,060	8,330,401			8,330,401
LA1	11,563,674	174,119,686		137,965	174,257,651
LA9	2,675,259	30,712,830		3,529	30,716,359
LA2	2,743,587	45,553,915		31,207	45,585,122
MFS/Sun Life Series Trust:
MF7	6,270,011	75,037,572		9,618	75,047,190
BDS	9,925,405	140,927,389		486,476	141,413,865
MFD	3,518,217	32,528,455		12,423	32,540,878
CAS	41,628,520	545,319,392		3,379,509	548,698,901
CO1	1,483,374	14,953,845		38,308	14,992,153
COS	21,130,668	193,958,627		148,358	194,106,985
MFF	1,747,003	18,519,056		396	18,519,452
EGS	30,633,904	314,780,134		789,301	315,569,435
EM1	441,657	10,352,754			10,352,754
EME	3,923,235	80,958,806		302,127	81,260,933
GG1	327,850	4,222,501		9,968	4,232,469
GGS	2,809,654	43,654,143		222,121	43,876,264
GG2	552,979	7,524,239		13,994	7,538,233
GGR	8,221,692	145,240,462		688,021	145,928,483
GT2	1,195,804	16,484,931		13,753	16,498,684
GTR	8,201,461	155,061,116		988,139	156,049,255
MFK	19,255,861	205,068,963		222,992	205,291,955
GSS	22,849,712	342,759,124		1,283,457	344,042,581
MFC	7,227,900	95,080,311		87,217	95,167,528
HYS	14,094,783	214,074,891		723,852	214,798,743
IG1	1,221,898	18,247,713			18,247,713
IGS	8,840,529	119,045,335		289,240	119,334,575
MI1	661,889	10,873,687			10,873,687
MII	5,984,457	104,778,110		284,719	105,062,829
MS1
MSS
M1B	7,285,892	78,649,897		9,393	78,659,290
MIS	43,809,878	365,149,870		516,382	365,666,252
MFL	14,452,676	185,015,685		39,274	185,054,959
MIT	59,467,044	855,728,838		2,871,330	858,600,168
MC1	3,978,465	40,381,076		8,760	40,389,836

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2005 - continued
	Applicable to Owners of		Reserve for
	Deferred Variable Annuity Contracts		Variable
	Units	Value	Annuities	Total
MFS/Sun Life Series Trust - continued
MCS	12,048,420	$68,455,528	$195,902	$68,651,430
MCV	1,682,084	25,548,286	1,065	25,549,351
MM1	11,958,338	117,042,328	157,248	117,199,576
MMS	15,938,732	190,278,804	1,648,563	191,927,367
M1A	6,422,025	82,198,512	41,067	82,239,579
NWD	12,797,342	137,240,557	261,370	137,501,927
RE1	2,260,668	27,421,632	10,326	27,431,958
RES	23,187,138	351,617,350	1,333,346	352,950,696
RG1	870,283	9,951,870		9,951,870
RGS	6,688,530	77,979,761	210,943	78,190,704
RI1	5,123,155	87,223,901	7,975	87,231,876
RIS	6,756,158	91,695,723	133,970	91,829,693
SG1	3,249,303	39,157,002	1,677	39,158,679
SGS	5,803,755	36,134,431	35,478	36,169,909
SI1	1,805,113	22,467,805	19,953	22,487,758
SIS	4,397,877	57,914,142	104,666	58,018,808
SVS	796,494	10,531,335		10,531,335
TE1	419,282	3,377,159		3,377,159
TEC	5,244,561	18,970,572	17,992	18,988,564
MFJ	49,480,358	629,140,842	351,986	629,492,828
TRS	61,210,836	1,223,073,606	6,023,829	1,229,097,435
MFE	2,310,367	37,600,635	22,446	37,623,081
UTS	16,956,503	298,594,373	610,654	299,205,027
MV1	9,478,274	124,869,947	30,873	124,900,820
MVS	20,463,991	311,156,391	712,275	311,868,666
Nations Marsico
NMT	462	5,204		5,204
NNG	4,598	50,336		50,336
NMI	1,299	15,506		15,506
Oppenheimer Variable Account Fund
OCA	2,328,976	33,902,215	15,027	33,917,242
OGG	991,457	13,587,975		13,587,975
OMG	17,938,766	246,780,635	68,343	246,848,978
OMS	595,796	10,694,455		10,694,455
PIMCO Variable Insurance Trust
PMB	290,180	5,141,808		5,141,808
PLD	23,604,352	234,327,110	185,931	234,513,041
PRR	2,712,386	32,648,274		32,648,274
PTR	5,192,072	57,352,929	58,053	57,410,982
PRA	18,761	191,646		191,646
PCR	49,012	504,509		504,509
Sun Capital Advisers Trust
SSA	146,395	1,582,621		1,582,621
IGB	340,324	3,511,097		3,511,097
SRE	3,596,058	47,919,939	6,067	47,926,006
SC3	967,700	18,246,716	9,809	18,256,525
CMM	48,728	490,142		490,142
Net Assets		$9,773,535,007	$25,987,865	$9,799,522,872

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2005

	F10 Sub- Account (f)	F15 Sub- Account (f)	F20 Sub- Account (f)	FMS Sub- Account

Income and Expenses:
Dividend income	$1,059	$1,108	$446	$175,688
Mortality and expense risk charges	(18)	(212)	(100)	(325,170)
Distribution and administrative expense charges	-	-	-	(39,020)
Net investment income (loss)	$1,041	$896	$346	$(188,502)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$-	$1	$-	$432,805
Realized gain distributions	-	-	-	65,810
Net realized gains (losses)	$-	$1	$-	$498,615

Net unrealized appreciation (depreciation) on investments:
End of year	$(1,579)	$(1,714)	$(457)	$3,305,342
Beginning of year	-	-	-	1,771,523
Change in unrealized appreciation (depreciation)	$(1,579)	$(1,714)	$(457)	$1,533,819

Realized and unrealized gains (losses)	$(1,579)	$(1,713)	$(457)	$2,032,434
Increase (Decrease) in net assets from operations	$(538)	$(817)	$(111)	$1,843,932

	TDM Sub-Account (f)	FTG Sub- Account	FTI Sub- Account	FVS Sub-Account

Income and Expenses:
Dividend income	$	$48,206	$1,899,575	$114,140
Mortality and expense risk charges	(1,130)	(79,655)	(2,788,766)	(247,644)
Distribution and administrative expense charges	-	(9,559)	(334,652)	(29,717)
Net investment income (loss)	$(1,130)	$(41,008)	$(1,223,843)	$(163,221)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$1,823	$92,256	$3,452,096	$795,689
Realized gain distributions	-	-	-	92,326
Net realized gains (losses)	$1,823	$92,256	$3,452,096	$888,015

Net unrealized appreciation (depreciation) on investments:
End of year	$29,558	$588,840	$30,117,997	$2,646,122
Beginning of year	-	227,629	15,859,833	2,376,969
Change in unrealized appreciation (depreciation)	$29,558	$361,211	$14,258,164	$269,153

Realized and unrealized gains (losses)	$31,381	$453,467	$17,710,260	$1,157,168
Increase (Decrease) in net assets from operations	$30,251	$412,459	$16,486,417	$993,947

(f) For the period October 31, 2005 (commencement of operations) through December 31, 2005.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2005 - continued
	CSC Sub- Account (e)	WTF Sub- Account (e)	USC Sub- Account (e)	LAV Sub- Account

Income and Expenses:
Dividend income	$-	$-	$-	$27,156
Mortality and expense risk charges	(36)	(2,271)	(9)	(100,669)
Distribution and administrative expense charges	(4)	(273)	(1)	(12,080)
Net investment income (loss)	$(40)	$(2,544)	$(10)	$(85,593)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(10)	$1,586	$(8)	$98,803
Realized gain distributions	12	-	-	27,818
Net realized gains (losses)	$2	$1,586	$(8)	$126,621

Net unrealized appreciation (depreciation) on investments:
End of year	$20	$33,477	$19	$777,058
Beginning of year	-	-	-	395,768
Change in unrealized appreciation (depreciation)	$20	$33,477	$19	$381,290

Realized and unrealized gains (losses)	$22	$35,063	$11	$507,911
Increase (Decrease) in net assets from operations	$(18)	$32,519	$1	$422,318

	LA1 Sub-Account	LA9 Sub- Account	LA2 Sub- Account	MF7 Sub-Account

Income and Expenses:
Dividend income	$1,642,448	$-	$189,906	$4,366,582
Mortality and expense risk charges	(2,273,881)	(335,506)	(590,562)	(1,098,520)
Distribution and administrative expense charges	(272,866)	(40,259)	(70,867)	(131,822)
Net investment income (loss)	$(904,299)	$(375,765)	$(471,523)	$3,136,240

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$5,846,429	$101,528	$3,548,231	$(32,222)
Realized gain distributions	10,035,085	399,482	2,594,844	1,275,645
Net realized gains (losses)	$15,881,514	$501,010	$6,143,075	$1,243,423

Net unrealized appreciation (depreciation) on investments:
End of year	$1,849,168	$2,197,649	$1,921,426	$(3,075,768)
Beginning of year	13,066,754	1,300,552	5,170,767	1,361,957
Change in unrealized appreciation (depreciation)	$(11,217,586)	$897,097	$(3,249,341)	$(4,437,725)

Realized and unrealized gains (losses)	$4,663,928	$1,398,107	$2,893,734	$(3,194,302)
Increase (Decrease) in net assets from operations	$3,759,629	$1,022,342	$2,422,211	$(58,062)

(e) For the period April 25, 2005 (commencement of operations) through December 31, 2005.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2005 - continued
	BDS Sub- Account	MFD Sub- Account	CAS Sub- Account	CO1 Sub- Account

Income and Expenses:
Dividend income	$9,261,073	$121,133	$3,588,977	$104,734
Mortality and expense risk charges	(1,915,189)	(444,628)	(7,035,427)	(209,439)
Distribution and administrative expense charges	(229,823)	(53,355)	(844,251)	(25,133)
Net investment income (loss)	$7,116,061	$(376,850)	$(4,290,701)	$(129,838)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$1,164,058	$265,650	$(78,660,688)	$149,765
Realized gain distributions	2,600,465	-	-	-
Net realized gains (losses)	$3,764,523	$265,650	$(78,660,688)	$149,765

Net unrealized appreciation (depreciation) on investments:
End of year	$(2,912,624)	$4,662,917	$(37,734,369)	$2,169,257
Beginning of year	7,512,558	4,709,647	(123,059,722)	2,268,081
Change in unrealized appreciation (depreciation)	$(10,425,182)	$(46,730)	$85,325,353	$(98,824)

Realized and unrealized gains (losses)	$(6,660,659)	$218,920	$6,664,665	$50,941
Increase (Decrease) in net assets from operations	$455,402	$(157,930)	$2,373,964	$(78,897)

	COS Sub-Account	MFF Sub- Account	EGS Sub- Account	EM1 Sub-Account

Income and Expenses:
Dividend income	$2,022,470	$-	$-	$39,153
Mortality and expense risk charges	(2,744,755)	(244,934)	(4,179,263)	(105,685)
Distribution and administrative expense charges	(329,371)	(29,392)	(501,511)	(12,621)
Net investment income (loss)	$(1,051,656)	$(274,326)	$(4,680,774)	$(79,153)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(37,726,309)	$308,993	$(90,895,883)	$732,646
Realized gain distributions	-	-	-	28,688
Net realized gains (losses)	$(37,726,309)	$308,993	$(90,895,883)	$761,334

Net unrealized appreciation (depreciation) on investments:
End of year	$(46,534,693)	$4,218,284	$(45,059,329)	$3,371,617
Beginning of year	(84,456,807)	3,007,167	(162,300,161)	1,689,642
Change in unrealized appreciation (depreciation)	$37,922,114	$1,211,117	$117,240,832	$1,681,975

Realized and unrealized gains (losses)	$195,805	$1,520,110	$26,344,949	$2,443,309
Increase (Decrease) in net assets from operations	$(855,851)	$1,245,784	$21,664,175	$2,364,156

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2005 - continued
	EME Sub- Account	GG1 Sub- Account	GGS Sub- Account	GG2 Sub- Account

Income and Expenses:
Dividend income	$442,235	$476,618	$5,460,807	$16,733
Mortality and expense risk charges	(828,520)	(61,665)	(644,524)	(104,650)
Distribution and administrative expense charges	(99,422)	(7,400)	(77,343)	(12,558)
Net investment income (loss)	$(485,707)	$407,553	$4,738,940	$(100,475)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$7,803,124	$(110,201)	$199,082	$437,073
Realized gain distributions	239,987	26,941	300,883	-
Net realized gains (losses)	$8,043,111	$(83,260)	$499,965	$437,073

Net unrealized appreciation (depreciation) on investments:
End of year	$30,862,258	$(546,466)	$(5,400,569)	$2,028,590
Beginning of year	18,121,391	206,486	4,435,204	1,806,317
Change in unrealized appreciation (depreciation)	$12,740,867	$(752,952)	$(9,835,773)	$222,273

Realized and unrealized gains (losses)	$20,783,978	$(836,212)	$(9,335,808)	$659,346
Increase (Decrease) in net assets from operations	$20,298,271	$(428,659)	$(4,596,868)	$558,871

	GGR Sub-Account	GT2 Sub- Account	GTR Sub- Account	MFK Sub-Account

Income and Expenses:
Dividend income	$704,651	$577,646	$6,747,087	$8,184,747
Mortality and expense risk charges	(1,881,905)	(203,686)	(1,992,784)	(2,894,341)
Distribution and administrative expense charges	(225,829)	(24,442)	(239,134)	(347,321)
Net investment income (loss)	$(1,403,083)	$349,518	$4,515,169	$4,943,085

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(3,627,490)	$482,394	$4,029,585	$(1,022,090)
Realized gain distributions	-	898,422	9,958,276	-
Net realized gains (losses)	$(3,627,490)	$1,380,816	$13,987,861	$(1,022,090)

Net unrealized appreciation (depreciation) on investments:
End of year	$27,524,432	$1,618,873	$18,253,399	$(5,719,812)
Beginning of year	11,102,317	2,998,921	33,122,672	(2,271,659)
Change in unrealized appreciation (depreciation)	$16,422,115	$(1,380,048)	$(14,869,273)	$(3,448,153)

Realized and unrealized gains (losses)	$12,794,625	$768	$(881,412)	$(4,470,243)
Increase (Decrease) in net assets from operations	$11,391,542	$350,286	$3,633,757	$472,842

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2005 - continued

	GSS Sub- Account	MFC Sub- Account	HYS Sub- Account	IG1 Sub- Account

Income and Expenses:
Dividend income	$17,885,215	$6,645,530	$19,927,054	$120,677
Mortality and expense risk charges	(4,749,559)	(1,326,825)	(2,985,661)	(232,244)
Distribution and administrative expense charges	(569,947)	(159,219)	(358,279)	(27,869)
Net investment income (loss)	$12,565,709	$5,159,486	$16,583,114	$(139,436)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(2,015,037)	$438,081	$(608,245)	$1,243,214
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$(2,015,037)	$438,081	$(608,245)	$1,243,214

Net unrealized appreciation (depreciation) on investments:
End of year	$(12,909,479)	$(295,552)	$4,386,895	$6,166,302
Beginning of year	(5,700,201)	4,886,347	18,953,246	5,160,036
Change in unrealized appreciation (depreciation)	$(7,209,278)	$(5,181,899)	$(14,566,351)	$1,006,266

Realized and unrealized gains (losses)	$(9,224,315)	$(4,743,818)	$(15,174,596)	$2,249,480
Increase (Decrease) in net assets from operations	$3,341,394	$415,668	$1,408,518	$2,110,044

	IGS Sub-Account	MI1 Sub- Account	MII Sub- Account	MS1 Sub-Account

Income and Expenses:
Dividend income	$1,072,393	$76,896	$1,049,454	$8,446
Mortality and expense risk charges	(1,475,663)	(122,355)	(1,206,831)	(11,508)
Distribution and administrative expense charges	(177,080)	(14,683)	(144,820)	(1,381)
Net investment income (loss)	$(580,350)	$(60,142)	$(302,197)	$(4,443)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$4,193,256	$526,457	$3,587,588	$226,089
Realized gain distributions	-	160,163	1,855,195	-
Net realized gains (losses)	$4,193,256	$686,620	$5,442,783	$226,089

Net unrealized appreciation (depreciation) on investments:
End of year	$36,760,173	$2,346,862	$26,275,070	$-
Beginning of year	26,082,475	1,779,416	19,015,288	443,673
Change in unrealized appreciation (depreciation)	$10,677,698	$567,446	$7,259,782	$(443,673)

Realized and unrealized gains (losses)	$14,870,954	$1,254,066	$12,702,565	$(217,584)
Increase (Decrease) in net assets from operations	$14,290,604	$1,193,924	$12,400,368	$(222,027)

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2005 - continued

	MSS Sub- Account	M1B Sub- Account	MIS Sub- Account	MFL Sub- Account

Income and Expenses:
Dividend income	$664,410	$210,925	$1,997,020	$1,150,961
Mortality and expense risk charges	(457,694)	(1,110,985)	(4,960,563)	(2,095,505)
Distribution and administrative expense charges	(54,923)	(133,318)	(595,268)	(251,461)
Net investment income (loss)	$151,793	$(1,033,378)	$(3,558,811)	$(1,196,005)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(77,745,349)	$906,367	$(52,016,751)	$1,694,726
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$(77,745,349)	$906,367	$(52,016,751)	$1,694,726

Net unrealized appreciation (depreciation) on investments:
End of year	$-	$10,701,286	$(61,260,139)	$20,212,625
Beginning of year	(68,056,289)	8,654,908	(125,871,549)	11,568,980
Change in unrealized appreciation (depreciation)	$68,056,289	$2,046,378	$64,611,410	$8,643,645

Realized and unrealized gains (losses)	$(9,689,060)	$2,952,745	$12,594,659	$10,338,371
Increase (Decrease) in net assets from operations	$(9,537,267)	$1,919,367	$9,035,848	$9,142,366

	MIT Sub- Account	MC1 Sub- Account	MCS Sub- Account	MCV Sub-Account

Income and Expenses:
Dividend income	$8,757,575	$-	$-	$-
Mortality and expense risk charges	(11,429,165)	(587,365)	(940,018)	(363,509)
Distribution and administrative expense charges	(1,371,500)	(70,484)	(112,802)	(43,621)
Net investment income (loss)	$(4,043,090)	$(657,849)	$(1,052,820)	$(407,130)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(49,530,970)	$1,461,744	$3,972,155	$1,016,956
Realized gain distributions	-	-	-	2,801,901
Net realized gains (losses)	$(49,530,970)	$1,461,744	$3,972,155	$3,818,857

Net unrealized appreciation (depreciation) on investments:
End of year	$(47,302,431)	$7,561,541	$11,674,220	$2,427,218
Beginning of year	(152,571,125)	8,013,801	14,145,504	4,466,583
Change in unrealized appreciation (depreciation)	$105,268,694	$(452,260)	$(2,471,284)	$(2,039,365)

Realized and unrealized gains (losses)	$55,737,724	$1,009,484	$1,500,871	$1,779,492
Increase (Decrease) in net assets from operations	$51,694,634	$351,635	$448,051	$1,372,362

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2005 - continued

	MM1 Sub- Account	MMS Sub- Account	M1A Sub- Account	NWD Sub- Account

Income and Expenses:
Dividend income	$2,542,236	$5,613,577	$-	$-
Mortality and expense risk charges	(1,597,088)	(2,660,807)	(981,472)	(1,845,488)
Distribution and administrative expense charges	(191,651)	(319,297)	(117,776)	(221,459)
Net investment income (loss)	$753,497	$2,633,473	$(1,099,248)	$(2,066,947)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$-	$-	$696,265	$(4,566,892)
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$-	$-	$696,265	$(4,566,892)

Net unrealized appreciation (depreciation) on investments:
End of year	$-	$-	$11,008,872	$16,299,584
Beginning of year			6,899,664	5,743,267
Change in unrealized appreciation (depreciation)	$-	$-	$4,109,208	$10,556,317

Realized and unrealized gains (losses)	$-	$-	$4,805,473	$5,989,425
Increase (Decrease) in net assets from operations	$753,497	$2,633,473	$3,706,225	$3,922,478

	RE1 Sub-Account	RES Sub- Account	RG1 Sub- Account	RGS Sub-Account

Income and Expenses:
Dividend income	$94,242	$2,173,742	$42,028	$537,331
Mortality and expense risk charges	(360,403)	(4,698,112)	(127,873)	(996,118)
Distribution and administrative expense charges	(43,248)	(563,773)	(15,345)	(119,534)
Net investment income (loss)	$(309,409)	$(3,088,143)	$(101,190)	$(578,321)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$886,042	$(46,532,878)	$288,429	$1,111,794
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$886,042	$(46,532,878)	$288,429	$1,111,794

Net unrealized appreciation (depreciation) on investments:
End of year	$4,815,085	$(27,404,271)	$2,225,922	$12,868,732
Beginning of year	3,854,339	(99,476,855)	1,977,344	9,625,111
Change in unrealized appreciation (depreciation)	$960,746	$72,072,584	$248,578	$3,243,621

Realized and unrealized gains (losses)	$1,846,788	$25,539,706	$537,007	$4,355,415
Increase (Decrease) in net assets from operations	$1,537,379	$22,451,563	$435,817	$3,777,094

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2005 - continued

	RI1 Sub- Account	RIS Sub- Account	SG1 Sub- Account	SGS Sub- Account

Income and Expenses:
Dividend income	$403,851	$675,233	$44,668	$136,129
Mortality and expense risk charges	(1,076,997)	(1,117,771)	(607,205)	(516,393)
Distribution and administrative expense charges	(129,240)	(134,132)	(72,865)	(61,967)
Net investment income (loss)	$(802,386)	$(576,670)	$(635,402)	$(442,231)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$3,963,011	$3,057,266	$837,007	$(2,028,240)
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$3,963,011	$3,057,266	$837,007	$(2,028,240)

Net unrealized appreciation (depreciation) on investments:
End of year	$18,490,200	$27,272,053	$3,636,930	$2,533,037
Beginning of year	11,290,174	17,584,781	4,006,822	318,173
Change in unrealized appreciation (depreciation)	$7,200,026	$9,687,272	$(369,892)	$2,214,864

Realized and unrealized gains (losses)	$11,163,037	$12,744,538	$467,115	$186,624
Increase (Decrease) in net assets from operations	$10,360,651	$12,167,868	$(168,287)	$(255,607)

	SI1 Sub-Account	SIS Sub- Account	SVS Sub- Account	TE1 Sub-Account

Income and Expenses:
Dividend income	$1,539,443	$4,364,946	$80,892	$-
Mortality and expense risk charges	(325,077)	(787,906)	(161,650)	(42,138)
Distribution and administrative expense charges	(39,009)	(94,549)	(19,398)	(5,057)
Net investment income (loss)	$1,175,357	$3,482,491	$(100,156)	$(47,195)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$254,576	$1,227,109	$341,349	$60,025
Realized gain distributions	208,849	569,315	1,103,977	-
Net realized gains (losses)	$463,425	$1,796,424	$1,445,326	$60,025

Net unrealized appreciation (depreciation) on investments:
End of year	$130,239	$879,917	$574,518	$489,246
Beginning of year	1,778,421	5,922,117	2,198,316	385,797
Change in unrealized appreciation (depreciation)	$(1,648,182)	$(5,042,200)	$(1,623,798)	$103,449

Realized and unrealized gains (losses)	$(1,184,757)	$(3,245,776)	$(178,472)	$163,474
Increase (Decrease) in net assets from operations	$(9,400)	$236,715	$(278,628)	$116,279

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2005 - continued

	TEC Sub- Account	MFJ Sub- Account	TRS Sub- Account	MFE Sub- Account

Income and Expenses:
Dividend income	$-	$12,449,252	$34,966,202	$228,558
Mortality and expense risk charges	(254,083)	(8,107,708)	(16,426,185)	(429,729)
Distribution and administrative expense charges	(30,490)	(972,925)	(1,971,142)	(51,568)
Net investment income (loss)	$(284,573)	$3,368,619	$16,568,875	$(252,739)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(746,760)	$5,490,612	$(3,515,146)	$1,721,587
Realized gain distributions	-	12,778,940	33,639,928	-
Net realized gains (losses)	$(746,760)	$18,269,552	$30,124,782	$1,721,587

Net unrealized appreciation (depreciation) on investments:
End of year	$1,694,508	$28,266,674	$85,467,353	$9,372,377
Beginning of year	79,297	42,544,683	112,445,560	6,595,668
Change in unrealized appreciation (depreciation)	$1,615,211	$(14,278,009)	$(26,978,207)	$2,776,709

Realized and unrealized gains (losses)	$868,451	$3,991,543	$3,146,575	$4,498,296
Increase (Decrease) in net assets from operations	$583,878	$7,360,162	$19,715,450	$4,245,557

	UTS Sub-Account	MV1 Sub- Account	MVS Sub- Account	NMT Sub-Account (e)

Income and Expenses:
Dividend income	$2,896,609	$1,432,866	$4,522,386	$-
Mortality and expense risk charges	(3,714,272)	(1,766,958)	(4,145,355)	(4)
Distribution and administrative expense charges	(445,713)	(212,035)	(497,443)	(1)
Net investment income (loss)	$(1,263,376)	$(546,127)	$(120,412)	$(5)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(3,823,076)	$3,591,472	$10,526,546	$(1)
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$(3,823,076)	$3,591,472	$10,526,546	$(1)

Net unrealized appreciation (depreciation) on investments:
End of year	$48,334,173	$23,123,045	$65,162,375	$(24)
Beginning of year	574,008	20,651,121	59,751,066	-
Change in unrealized appreciation (depreciation)	$47,760,165	$2,471,924	$5,411,309	$(24)

Realized and unrealized gains (losses)	$43,937,089	$6,063,396	$15,937,855	$(25)
Increase (Decrease) in net assets from operations	$42,673,713	$5,517,269	$15,817,443	$(30)

(e) For the period April 25, 2005 (commencement of operations) through December 31, 2005.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2005 - continued

	NNG Sub- Account (e)	NMI Sub- Account (e)	OCA Sub- Account	OGG Sub- Account

Income and Expenses:
Dividend income	$-	$5	$223,780	$56,476
Mortality and expense risk charges	(247)	(45)	(522,102)	(136,403)
Distribution and administrative expense charges	(30)	(5)	(62,652)	(16,368)
Net investment income (loss)	$(277)	$(45)	$(360,974)	$(96,295)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$194	$2	$621,806	$141,076
Realized gain distributions	-	116	-	-
Net realized gains (losses)	$194	$118	$621,806	$141,076

Net unrealized appreciation (depreciation) on investments:
End of year	$2,498	$1,266	$3,574,570	$1,895,566
Beginning of year	-	-	2,837,374	745,676
Change in unrealized appreciation (depreciation)	$2,498	$1,266	$737,196	$1,149,890

Realized and unrealized gains (losses)	$2,692	$1,384	$1,359,002	$1,290,966
Increase (Decrease) in net assets from operations	$2,415	$1,339	$998,028	$1,194,671

	OMG Sub-Account	OMS Sub- Account	PMB Sub- Account	PLD Sub-Account

Income and Expenses:
Dividend income	$1,583,270	$-	$161,839	$5,007,872
Mortality and expense risk charges	(2,810,799)	(144,781)	(51,250)	(2,816,324)
Distribution and administrative expense charges	(337,296)	(17,374)	(6,150)	(337,959)
Net investment income (loss)	$(1,564,825)	$(162,155)	$104,439	$1,853,589

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$997,053	$455,251	$17,559	$(143,527)
Realized gain distributions	-	217,929	86,615	607,623
Net realized gains (losses)	$997,053	$673,180	$104,174	$464,096

Net unrealized appreciation (depreciation) on investments:
End of year	$18,007,029	$1,592,041	$127,936	$(3,557,156)
Beginning of year	8,055,748	1,356,216	28,734	(99,763)
Change in unrealized appreciation (depreciation)	$9,951,281	$235,825	$99,202	$(3,457,393)

Realized and unrealized gains (losses)	$10,948,334	$909,005	$203,376	$(2,993,297)
Increase (Decrease) in net assets from operations	$9,383,509	$746,850	$307,815	$(1,139,708)

(e) For the period April 25, 2005 (commencement of operations) through December 31, 2005.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2005 - continued

	PRR Sub- Account	PTR Sub- Account	PRA Sub- Account (f)	PCR Sub- Account (f)

Income and Expenses:
Dividend income	$841,700	$1,868,286	$3,045	$4,489
Mortality and expense risk charges	(485,538)	(899,634)	(187)	(583)
Distribution and administrative expense charges	(58,265)	(107,956)	-	-
Net investment income (loss)	$297,897	$860,696	$2,858	$3,906

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$168,961	$95,490	$1	$1,373
Realized gain distributions	359,432	907,559	469	302
Net realized gains (losses)	$528,393	$1,003,049	$470	$1,675

Net unrealized appreciation (depreciation) on investments:
End of year	$(193,830)	$(1,132,716)	$(1,694)	$(3,466)
Beginning of year	559,598	474,085	-	-
Change in unrealized appreciation (depreciation)	$(753,428)	$(1,606,801)	$(1,694)	$(3,466)

Realized and unrealized gains (losses)	$(225,035)	$(603,752)	$(1,224)	$(1,791)
Increase (Decrease) in net assets from operations	$72,862	$256,944	$1,634	$2,115

	SSA Sub- Account	1GB Sub- Account	SRE Sub- Account	SC3 Sub-Account

Income and Expenses:
Dividend income	$-	$92,975	$448,867	$287,811
Mortality and expense risk charges	(21,781)	(33,577)	(525,663)	(298,687)
Distribution and administrative expense charges	(2,614)	(4,029)	(63,080)	(35,842)
Net investment income (loss)	$(24,395)	$55,369	$(139,876)	$(46,718)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(12,748)	$(10,291)	$772,661	$1,086,835
Realized gain distributions	229,553	25,196	2,919,121	1,548,484
Net realized gains (losses)	$216,805	$14,905	$3,691,782	$2,635,319

Net unrealized appreciation (depreciation) on investments:
End of year	$(203,337)	$(65,362)	$3,334,308	$3,114,916
Beginning of year	22,403	9,833	3,489,553	4,351,180
Change in unrealized appreciation (depreciation)	$(225,740)	$(75,195)	$(155,245)	$(1,236,264)

Realized and unrealized gains (losses)	$(8,935)	$(60,290)	$3,536,537	$1,399,055
Increase (Decrease) in net assets from operations	$(33,330)	$(4,921)	$3,396,661	$1,352,337

(f) For the period October 31, 2005 (commencement of operations) through December 31, 2005.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2005 - continued

CMM Sub- Account (e)

Income and Expenses:
Dividend income	$6,138
Mortality and expense risk charges	(3,135)
Distribution and administrative expense charges	(376)
Net investment income (loss)	$2,627

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$-
Realized gain distributions	-
Net realized gains (losses)	$-

Net unrealized appreciation (depreciation) on investments:
End of year	$-
Beginning of year	-
Change in unrealized appreciation (depreciation)	$-

Realized and unrealized gains (losses)	$-
Increase (Decrease) in net assets from operations	$2,627

(e) For the period April 25, 2005 (commencement of operations) through December 31, 2005.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets

	F10		F15		F20		FMS		TDM
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005 (f)	2004	2005 (f)	2004	2005 (f)	2004	2005	2004	2005 (f)	2004
Operations:
Net investment income (loss)	$1,041	$-	$896	$-	$346	$-	$(188,502)	$(115,519)	$(1,130)	$-
Net realized gains (losses)	-	-	1	-	-	-	498,615	216,113	1,823	-
Net unrealized gains (losses)	(1,579)	-	(1,714)	-	(457)	-	1,533,819	1,181,607	29,558	-
Increase (Decrease) in net assets from operations	$(538)	$-	$(817)	$-	$(111)	$-	$1,843,932	$1,282,201	$30,251	$-

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$244,101	$-	$189,687	$-	$66,245	$-	$8,295,868	$7,752,604	$611,398	$-
Net transfers between Sub-Accounts and Fixed Account	-	-	79,831	-	41,878	-	3,315,012	1,265,879	338,537	-
Withdrawals, surrenders, annuitizations and contract charges	-	-	(157)	-	(69)	-	(1,252,638)	(630,766)	(55,349)	-
Net accumulation activity	$244,101	$-	$269,361	$-	$108,054	$-	$10,358,242	$8,387,717	$894,586	$-

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	(1,990)	(1,858)	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	(285)	(270)	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$(2,275)	$(2,128)	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$244,101	$-	$269,361	$-	$108,054	$-	$10,355,967	$8,385,589	$894,586	$-

Increase (Decrease) in net assets	$243,563	$-	$268,544	$-	$107,943	$-	$12,199,899	$9,667,790	$924,837	$-

Net Assets:
Beginning of year	$-	$-	$-	$-	$-	$-	$15,778,515	$6,110,725	$-	$-
End of year	$243,563	$-	$268,544	$-	$107,943	$-	$27,978,414	$15,778,515	$924,837	$-

Unit Transactions:
Beginning of year	-	-	-		-	-	1,146,446	489,937		-
Purchased	23,605	-	18,168	-	6,339	-	597,636	613,216	56,369	-
Transferred between Sub-Accounts and Fixed Accumulation Account	-	-	7,705	-	4,021	-	235,512	97,045	31,280	-
Withdrawn, surrendered and Annuitized	-	-	(15)	-	(7)	-	(92,687)	(53,752)	(5,097)	-
End of year	23,605	-	25,858	-	10,353	-	1,886,907	1,146,446	82,552	-

(f) For the period October 31, 2005 (commencement of operations) through December 31, 2005.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	FTG		FT1		FVS		CSC		WTF
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004 (d)	2005	2004	2005	2004	2005 (e)	2004	2005 (e)	2004
Operations:
Net investment income (loss)	$(41,008)	$(6,937)	$(1,223,843)	$(595,614)	$(163,221)	$(148,402)	$(40)	$-	$(2,544)	$-
Net realized gains (losses)	92,256	(13,169)	3,452,096	537,333	888,015	478,861	2	-	1,586	-
Net unrealized gains (losses)	361,211	227,629	14,258,164	13,612,860	269,153	1,618,705	20	-	33,477	-
Increase (Decrease) in net assets from operations	$412,459	$207,523	$16,486,417	$13,554,579	$993,947	$1,949,164	$(18)	$-	$32,519	$-

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$4,090,080	$2,066,842	$94,552,775	$82,454,179	$4,710,851	$4,118,798	$6,218	$-	$339,956	$-
Net transfers between Sub-Accounts and Fixed Account	1,392,994	638,998	14,124,276	5,968,980	740,975	1,979,716	-	-	51,964	-
Withdrawals, surrenders, annuitizations and contract charges	(257,037)	(90,511)	(8,651,998)	(3,411,699)	(719,383)	(611,300)	-	-	(5,995)
Net accumulation activity	$5,226,037	$2,615,329	$100,025,053	$85,011,460	$4,732,443	$5,487,214	$6,218	$-	$385,925	$-

Annuitization Activity:
Annuitizations	$-	$-	$34,094	$25,547	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	(8,629)	(2,164)	(2,165)	(1,908)	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	(1,204)	(213)	(297)	(300)	-	-	-	-
Net annuitization activity	$-	$-	$24,261	$23,170	$(2,462)	$(2,208)	$-	$-	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$5,226,037	$2,615,329	$100,049,314	$85,034,630	$4,729,981	$5,485,006	$6,218	$-	$385,925	$-

Increase (Decrease) in net assets	$5,638,496	$2,822,852	$116,535,731	$98,589,209	$5,723,928	$7,434,170	$6,200	$-	$418,444	$-

Net Assets:
Beginning of year	$2,822,852	$-	$120,369,576	$21,780,367	$12,898,583	$5,464,413	$-	$-	$-	$-
End of year	$8,461,348	$2,822,852	$236,905,307	$120,369,576	$18,622,511	$12,898,583	$6,200	$-	$418,444	$-

Unit Transactions:
Beginning of year	185,270	-	8,240,520	1,734,535	784,791	403,105	-	-	-	-
Purchased	261,472	147,480	6,468,289	6,407,116	284,849	287,770	583	-	32,287	-
Transferred between Sub-Accounts and Fixed Accumulation Account	91,227	44,203	943,675	454,736	39,422	136,422	-	-	4,752	-
Withdrawn, surrendered and Annuitized	(19,947)	(6,413)	(631,192)	(355,867)	(44,038)	(42,506)	-	-	(701)	-
End of year	518,022	185,270	15,021,292	8,240,520	1,065,024	784,791	583	-	36,338	-

(d) For the period February 2, 2004 (commencement of operations) through December 31, 2004.

(e) For the period April 25, 2005 (commencement of operations) through December 31, 2005.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	USC		LAV		LA1		LA9		LA2
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Period Ended	Year Ended	Year Ended	Period Ended	Period Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005 (e)	2004	2005	2004 (d)	2005	2004	2005	2004 (d)	2005	2004
Operations:
Net investment income (loss)	$(10)	$-	$(85,593)	$(21,091)	$(904,299)	$(479,330)	$(375,765)	$(105,128)	$(471,523)	$(280,225)
Net realized gains (losses)	(8)	-	126,621	12,691	15,881,514	1,554,227	501,010	(9,833)	6,143,075	907,689
Net unrealized gains (losses)	19	-	381,290	395,768	(11,217,586)	10,146,635	897,097	1,300,552	(3,249,341)	4,546,870
Increase (Decrease) in net assets from operations	$1	$-	$422,318	$387,368	$3,759,629	$11,221,532	$1,022,342	$1,185,591	$2,422,211	$5,174,334

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$3,181	$-	$3,580,006	$2,989,712	$63,348,297	$85,121,547	$13,940,799	$10,727,145	$16,628,312	$26,550,632
Net transfers between Sub-Accounts and Fixed Account	4,553	-	741,809	867,326	(18,043,881)	8,489,923	3,159,484	1,697,219	(12,208,420)	4,320,114
Withdrawals, surrenders, annuitizations and contract charges	-	-	(476,755)	(181,383)	(8,033,358)	(4,992,764)	(837,860)	(181,547)	(1,887,985)	(1,107,810)
Net accumulation activity	$7,734	$-	$3,845,060	$3,675,655	$37,271,058	$88,618,706	$16,262,423	$12,242,817	$2,531,907	$29,762,936

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$29,764	$106,117	$3,485	$478	$7,205	$8,547
Annuity payments and contract charges	-	-	-	-	(12,131)	(2,512)	(688)	(36)	(4,565)	(2,234)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	(2,347)	544	(50)	(3)	(535)	(256)
Net annuitization activity	$-	$-	$-	$-	$15,286	$104,149	$2,747	$439	$2,105	$6,057
Increase (Decrease) in net assets from contract owner transactions	$7,734	$-	$3,845,060	$3,675,655	$37,286,344	$88,722,855	$16,265,170	$12,243,256	$2,534,012	$29,768,993

Increase (Decrease) in net assets	$7,735	$-	$4,267,378	$4,063,023	$41,045,973	$99,944,387	$17,287,512	$13,428,847	$4,956,223	$34,943,327

Net Assets:
Beginning of year	$-	$-	$4,063,023	$-	$133,211,678	$33,267,291	$13,428,847	$-	$40,628,899	$5,685,572
End of year	$7,735	$-	$8,330,401	$4,063,023	$174,257,651	$133,211,678	$30,716,359	$13,428,847	$45,585,122	$40,628,899

Unit Transactions:
Beginning of year	-	-	344,432	-	8,986,821	2,488,679	1,203,674	-	2,592,930	437,574
Purchased	283	-	308,999	281,264	4,375,897	6,368,915	1,273,976	1,072,772	1,064,983	1,951,989
Transferred between Sub-Accounts and Fixed Accumulation Account	416	-	62,863	81,329	(1,210,470)	597,587	285,478	166,816	(786,503)	308,834
Withdrawn, surrendered and Annuitized	-	-	(43,234)	(18,161)	(588,574)	(468,360)	(87,869)	(35,914)	(127,823)	(105,467)
End of year	699	-	673,060	344,432	11,563,674	8,986,821	2,675,259	1,203,674	2,743,587	2,592,930

(d) For the period February 2, 2004 (commencement of operations) through December 31, 2004.

(e) For the period April 25, 2005 (commencement of operations) through December 31, 2005.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	MF7		BDS		MFD		CAS		CO1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$3,136,240	$2,996,785	$7,116,061	$8,312,976	$(376,850)	$(473,624)	$(4,290,701)	$(7,651,506)	$(129,838)	$(191,549)
Net realized gains (losses)	1,243,423	1,707,482	3,764,523	7,049,225	265,650	(205,651)	(78,660,688)	(165,666,238)	149,765	6,214
Net unrealized gains (losses)	(4,437,725)	(1,842,212)	(10,425,182)	(7,587,830)	(46,730)	3,397,839	85,325,353	223,639,150	(98,824)	1,773,528
Increase (Decrease) in net assets from operations	$(58,062)	$2,862,055	$455,402	$7,774,371	$(157,930)	$2,718,564	$2,373,964	$50,321,406	$(78,897)	$1,588,193

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$5,898,613	$14,481,293	$1,640,530	$1,557,179	$358,600	$576,504	$4,595,663	$4,179,630	$732,303	$1,760,316
Net transfers between Sub-Accounts and Fixed Account	2,642,761	(3,853,406)	6,111,732	(13,148,422)	2,271,952	2,412,547	78,736,198	(10,118,032)	(1,257,138)	(436,826)
Withdrawals, surrenders, annuitizations and contract charges	(6,276,972)	(6,439,449)	(28,462,559)	(31,376,197)	(2,901,582)	(2,776,581)	(101,849,234)	(91,167,827)	(1,083,644)	(1,270,623)
Net accumulation activity	$2,264,402	$4,188,438	$(20,710,297)	$(42,967,440)	$(271,030)	$212,470	$(18,517,373)	$(97,106,229)	$(1,608,479)	$52,867

Annuitization Activity:
Annuitizations	$-	$-	$-	$34,585	$-	$-	$419,455	$105,201	$-	$-
Annuity payments and contract charges	(1,785)	(1,744)	(62,907)	(89,607)	(1,863)	(4,070)	(491,722)	(541,413)	(6,723)	(6,541)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(156)	(194)	169,503	1,350	(197)	(1,001)	(40,534)	(83,649)	(612)	(838)
Net annuitization activity	$(1,941)	$(1,938)	$106,596	$(53,672)	$(2,060)	$(5,071)	$(112,801)	$(519,861)	$(7,335)	$(7,379)
Increase (Decrease) in net assets from contract owner transactions	$2,262,461	$4,186,500	$(20,603,701)	$(43,021,112)	$(273,090)	$207,399	$(18,630,174)	$(97,626,090)	$(1,615,814)	$45,488

Increase (Decrease) in net assets	$2,204,399	$7,048,555	$(20,148,299)	$(35,246,741)	$(431,020)	$2,925,963	$(16,256,210)	$(47,304,684)	$(1,694,711)	$1,633,681

Net Assets:
Beginning of year	$72,842,791	$65,794,236	$161,562,164	$196,808,905	$32,971,898	$30,045,935	$564,955,111	$612,259,795	$16,686,864	$15,053,183
End of year	$75,047,190	$72,842,791	$141,413,865	$161,562,164	$32,540,878	$32,971,898	$548,698,901	$564,955,111	$14,992,153	$16,686,864

Unit Transactions:
Beginning of year	6,078,648	5,706,413	11,381,676	14,515,463	3,522,979	3,536,749	41,868,827	47,654,629	1,675,705	1,740,370
Purchased	497,139	1,279,840	112,475	114,441	37,483	51,523	355,788	360,391	57,107	137,008
Transferred between Sub-Accounts and Fixed Accumulation Account	224,489	(344,845)	404,556	(1,018,109)	277,473	256,549	6,072,375	(126,314)	(133,405)	(58,994)
Withdrawn, surrendered and Annuitized	(530,265)	(562,760)	(1,973,302)	(2,230,119)	(319,718)	(321,842)	(6,668,470)	(6,019,879)	(116,033)	(142,679)
End of year	6,270,011	6,078,648	9,925,405	11,381,676	3,518,217	3,522,979	41,628,520	41,868,827	1,483,374	1,675,705

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	COS		MFF		EGS		EM1		EME
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(1,051,656)	$(2,376,246)	$(274,326)	$(252,656)	$(4,680,774)	$(5,388,701)	$(79,153)	$(39,391)	$(485,707)	$(200,763)
Net realized gains (losses)	(37,726,309)	(46,955,978)	308,993	19,709	(90,895,883)	(100,774,380)	761,334	623,182	8,043,111	3,653,013
Net unrealized gains (losses)	37,922,114	74,914,585	1,211,117	2,044,862	117,240,832	146,349,457	1,681,975	683,613	12,740,867	7,939,892
Increase (Decrease) in net assets from operations	$(855,851)	$25,582,361	$1,245,784	$1,811,915	$21,664,175	$40,186,376	$2,364,156	$1,267,404	$20,298,271	$11,392,142

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$2,399,239	$2,205,376	$816,801	$2,066,059	$2,961,834	$3,115,872	$480,067	$105,775	$284,219	$532,851
Net transfers between Sub-Accounts and Fixed Account	(17,692,371)	(13,087,584)	(406,758)	1,072,544	(26,080,867)	(15,805,939)	1,833,337	546,069	14,209,394	6,290,091
Withdrawals, surrenders, annuitizations and contract charges	(35,142,490)	(35,085,011)	(1,442,541)	(1,161,319)	(58,185,524)	(59,409,865)	(625,877)	(601,684)	(10,511,540)	(7,306,305)
Net accumulation activity	$(50,435,622)	$(45,967,219)	$(1,032,498)	$1,977,284	$(81,304,557)	$(72,099,932)	$1,687,527	$50,160	$3,982,073	$(483,363)

Annuitization Activity:
Annuitizations	$9,372	$12,431	$-	$-	$87,768	$37,732	$-	$-	$7,876	$-
Annuity payments and contract charges	(62,048)	(101,413)	-	(904)	(161,097)	(246,672)	-	-	(24,718)	(32,905)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(11,834)	(16,242)	364	(307)	68,837	(39,518)	-	-	(32,086)	(17,320)
Net annuitization activity	$(64,510)	$(105,224)	$364	$(1,211)	$(4,492)	$(248,458)	$-	$-	$(48,928)	$(50,225)
Increase (Decrease) in net assets from contract owner transactions	$(50,500,132)	$(46,072,443)	$(1,032,134)	$1,976,073	$(81,309,049)	$(72,348,390)	$1,687,527	$50,160	$3,933,145	$(533,588)

Increase (Decrease) in net assets	$(51,355,983)	$(20,490,082)	$213,650	$3,787,988	$(59,644,874)	$(32,162,014)	$4,051,683	$1,317,564	$24,231,416	$10,858,554

Net Assets:
Beginning of year	$245,462,968	$265,953,050	$18,305,802	$14,517,814	$375,214,309	$407,376,323	$6,301,071	$4,983,507	$57,029,517	$46,170,963
End of year	$194,106,985	$245,462,968	$18,519,452	$18,305,802	$315,569,435	$375,214,309	$10,352,754	$6,301,071	$81,260,933	$57,029,517

Unit Transactions:
Beginning of year	26,220,995	31,162,190	1,863,783	1,705,653	37,868,174	44,118,674	340,870	336,533	3,707,620	3,765,936
Purchased	313,249	267,119	64,874	165,073	398,555	377,403	37,143	7,196	13,816	40,463
Transferred between Sub-Accounts and Fixed Accumulation Account	(2,013,497)	(1,692,883)	(35,910)	120,554	(2,730,091)	(1,408,509)	93,800	34,626	786,970	458,009
Withdrawn, surrendered and Annuitized	(3,390,079)	(3,515,431)	(145,744)	(127,497)	(4,902,734)	(5,219,394)	(30,156)	(37,485)	(585,171)	(556,788)
End of year	21,130,668	26,220,995	1,747,003	1,863,783	30,633,904	37,868,174	441,657	340,870	3,923,235	3,707,620

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	GG1		GGS		GG2		GGR		GT2
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$407,553	$531,725	$4,738,940	$6,342,553	$(100,475)	$(93,132)	$(1,403,083)	$(1,535,251)	$349,518	$102,576
Net realized gains (losses)	(83,260)	81,264	499,965	1,794,247	437,073	197,035	(3,627,490)	(28,027,686)	1,380,816	282,715
Net unrealized gains (losses)	(752,952)	(255,343)	(9,835,773)	(3,749,943)	222,273	799,765	16,422,115	50,415,650	(1,380,048)	1,445,102
Increase (Decrease) in net assets from operations	$(428,659)	$357,646	$(4,596,868)	$4,386,857	$558,871	$903,668	$11,391,542	$20,852,713	$350,286	$1,830,393

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$81,495	$80,546	$389,913	$277,843	$85,123	$341,983	$912,531	$1,142,741	$974,030	$310,222

Net transfers between Sub-Accounts and Fixed Account	208,862	(609,441)	848,113	(574,741)	(144,759)	487,074	(5,293,714)	(2,128,845)	2,400,700	1,550,350

Withdrawals, surrenders, annuitizations and contract charges	(447,370)	(355,915)	(9,303,652)	(9,314,460)	(698,965)	(768,686)	(26,234,722)	(30,248,355)	(1,389,697)	(827,388)
Net accumulation activity	$(157,013)	$(884,810)	$(8,065,626)	$(9,611,358)	$(758,601)	$60,371	$(30,615,905)	$(31,234,459)	$1,985,033	$1,033,184

Annuitization Activity:
Annuitizations	$-	$-	$111,898	$1,469	$-	$-	$-	$44,978	$-	$-

Annuity payments and contract charges	(1,902)	(1,882)	(36,669)	(52,518)	(1,895)	(1,758)	(95,928)	(139,373)	(1,970)	(1,822)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(111)	(233)	2,622	(2,347)	(272)	(265)	396	(26,742)	(218)	(244)
Net annuitization activity	$(2,013)	$(2,115)	$77,851	$(53,396)	$(2,167)	$(2,023)	$(95,532)	$(121,137)	$(2,188)	$(2,066)
Increase (Decrease) in net assets from contract owner transactions	$(159,026)	$(886,925)	$(7,987,775)	$(9,664,754)	$(760,768)	$58,348	$(30,711,437)	$(31,355,596)	$1,982,845	$1,031,118

Increase (Decrease) in net assets	$(587,685)	$(529,279)	$(12,584,643)	$(5,277,897)	$(201,897)	$962,016	$(19,319,895)	$(10,502,883)	$2,333,131	$2,861,511

Net Assets:
Beginning of year	$4,820,154	$5,349,433	$56,460,907	$61,738,804	$7,740,130	$6,778,114	$165,248,378	$175,751,261	$14,165,553	$11,304,042
End of year	$4,232,469	$4,820,154	$43,876,264	$56,460,907	$7,538,233	$7,740,130	$145,928,483	$165,248,378	$16,498,684	$14,165,553

Unit Transactions:
Beginning of year	340,389	408,658	3,280,149	3,854,620	614,351	615,859	9,885,010	11,683,281	1,049,400	965,835
Purchased	5,907	5,691	20,411	19,287	6,426	27,022	54,583	89,520	71,697	25,095
Transferred between Sub-Accounts and Fixed Accumulation Account	14,937	(46,854)	58,577	(40,908)	(9,898)	37,684	(357,428)	(145,802)	179,527	124,124
Withdrawn, surrendered and Annuitized	(33,383)	(27,106)	(549,483)	(552,850)	(57,900)	(66,214)	(1,360,473)	(1,741,989)	(104,820)	(65,654)
End of year	327,850	340,389	2,809,654	3,280,149	552,979	614,351	8,221,692	9,885,010	1,195,804	1,049,400
See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	GTR		MFK		GSS		MFC		HYS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$4,515,169	$1,639,045	$4,943,085	$5,311,418	$12,565,709	$19,078,939	$5,159,486	$3,821,490	$16,583,114	$17,453,196
Net realized gains (losses)	13,987,861	1,416,394	(1,022,090)	(586,530)	(2,015,037)	1,545,702	438,081	1,891,470	(608,245)	(5,872,320)
Net unrealized gains (losses)	(14,869,273)	18,711,648	(3,448,153)	(1,927,077)	(7,209,278)	(10,575,466)	(5,181,899)	(464,627)	(14,566,351)	8,588,522
Increase (Decrease) in net assets from operations	$3,633,757	$21,767,087	$472,842	$2,797,811	$3,341,394	$10,049,175	$415,668	$5,248,333	$1,408,518	$20,169,398

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$1,414,997	$1,045,992	$43,461,194	$53,907,297	$4,675,176	$3,471,222	$15,071,601	$21,500,341	$1,877,206	$1,939,363
Net transfers between Sub-Accounts and Fixed Account	18,721,768	13,211,569	10,741,708	(5,035,329)	(368,890)	(46,255,772)	(2,294,866)	(7,931,647)	(10,914,620)	(8,688,779)
Withdrawals, surrenders, annuitizations and contract charges	(28,086,144)	(26,772,989)	(18,447,788)	(14,684,600)	(70,344,240)	(82,006,716)	(10,086,647)	(8,063,717)	(45,388,131)	(48,396,346)
Net accumulation activity	$(7,949,379)	$(12,515,428)	$35,755,114	$34,187,368	$(66,037,954)	$(124,791,266)	$2,690,088	$5,504,977	$(54,425,545)	$(55,145,762)

Annuitization Activity:
Annuitizations	$180,341	$-	$15,734	$197,978	$84,194	$73,126	$3,861	$63,191	$177,130	$31,656

Annuity payments and contract charges	(149,588)	(150,141)	(17,362)	(6,823)	(286,165)	(414,074)	(7,273)	(3,910)	(133,203)	(171,070)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	36,634	(33,290)	(3,811)	1,008	207,911	(7,733)	(1,482)	49	(24,135)	(40,872)
Net annuitization activity	$67,387	$(183,431)	$(5,439)	$192,163	$5,940	$(348,681)	$(4,894)	$59,330	$19,792	$(180,286)
Increase (Decrease) in net assets from contract owner transactions	$(7,881,992)	$(12,698,859)	$35,749,675	$34,379,531	$(66,032,014)	$(125,139,947)	$2,685,194	$5,564,307	$(54,405,753)	$(55,326,048)

Increase (Decrease) in net assets	$(4,248,235)	$9,068,228	$36,222,517	$37,177,342	$(62,690,620)	$(115,090,772)	$3,100,862	$10,812,640	$(52,997,235)	$(35,156,650)

Net Assets:
Beginning of year	$160,297,490	$151,229,262	$169,069,438	$131,892,096	$406,733,201	$521,823,973	$92,066,666	$81,254,026	$267,795,978	$302,952,628
End of year	$156,049,255	$160,297,490	$205,291,955	$169,069,438	$344,042,581	$406,733,201	$95,167,528	$92,066,666	$214,798,743	$267,795,978

Unit Transactions:
Beginning of year	8,363,603	8,836,494	15,785,190	12,383,782	26,991,543	35,262,145	7,034,638	6,699,213	17,473,238	21,115,563
Purchased	78,262	68,033	4,185,925	5,289,019	310,904	240,825	1,148,789	1,727,571	120,125	140,559
Transferred between Sub-Accounts and Fixed Accumulation Account	1,133,661	846,174	1,042,444	(462,085)	20,383	(3,243,824)	(167,745)	(744,562)	(690,416)	(726,598)
Withdrawn, surrendered and Annuitized	(1,374,065)	(1,387,098)	(1,757,698)	(1,425,526)	(4,473,118)	(5,267,603)	(787,782)	(647,584)	(2,808,164)	(3,056,286)
End of year	8,201,461	8,363,603	19,255,861	15,785,190	22,849,712	26,991,543	7,227,900	7,034,638	14,094,783	17,473,238

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	IG1		IGS		MI1		MII		MS1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(139,436)	$(177,660)	$(580,350)	$(958,161)	$(60,142)	$(48,186)	$(302,197)	$(455,787)	$(4,443)	$(43,734)
Net realized gains (losses)	1,243,214	715,708	4,193,256	(141,492)	686,620	460,587	5,442,783	325,828	226,089	(2,317)
Net unrealized gains (losses)	1,006,266	1,975,536	10,677,698	18,815,282	567,446	866,445	7,259,782	16,362,040	(443,673)	178,933
Increase (Decrease) in net assets from operations	$2,110,044	$2,513,584	$14,290,604	$17,715,629	$1,193,924	$1,278,846	$12,400,368	$16,232,081	$(222,027)	$132,882

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$295,725	$455,050	$716,020	$1,483,705	$219,342	$124,724	$778,821	$518,508	$24,982	$80,085
Net transfers between Sub-Accounts and Fixed Account	(114,486)	1,513,874	806,816	7,903,769	3,293,495	1,990,625	24,618,251	18,525,146	(2,578,076)	85,835
Withdrawals, surrenders, annuitizations and contract charges	(1,611,402)	(1,962,055)	(15,624,729)	(14,525,761)	(518,923)	(1,280,420)	(14,876,076)	(11,810,440)	(151,883)	(234,964)
Net accumulation activity	$(1,430,163)	$6,869	$(14,101,893)	$(5,138,287)	$2,993,914	$834,929	$10,520,996	$7,233,214	$(2,704,977)	$(69,044)

Annuitization Activity:
Annuitizations	$-	$-	$10,297	$-	$-	$-	$-	$6,399	$-	$-
Annuity payments and contract charges	-	(1,288)	(24,069)	(28,452)	-	-	(23,404)	(27,301)	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(81)	(475)	(5,406)	(13,037)	-	-	14,392	(18,317)	-	-
Net annuitization activity	$(81)	$(1,763)	$(19,178)	$(41,489)	$-	$-	$(9,012)	$(39,219)	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$(1,430,244)	$5,106	$(14,121,071)	$(5,179,776)	$2,993,914	$834,929	$10,511,984	$7,193,995	$(2,704,977)	$(69,044)

Increase (Decrease) in net assets	$679,800	$2,518,690	$169,533	$12,535,853	$4,187,838	$2,113,775	$22,912,352	$23,426,076	$(2,927,004)	$63,838

Net Assets:
Beginning of year	$17,567,913	$15,049,223	$119,165,042	$106,629,189	$6,685,849	$4,572,074	$82,150,477	$58,724,401	$2,927,004	$2,863,166
End of year	$18,247,713	$17,567,913	$119,334,575	$119,165,042	$10,873,687	$6,685,849	$105,062,829	$82,150,477	$-	$2,927,004

Unit Transactions:
Beginning of year	1,328,474	1,333,889	9,969,224	10,442,087	464,476	399,293	5,206,659	4,579,850	319,540	328,461
Purchased	21,208	36,815	55,567	137,245	13,590	9,215	46,241	37,830	2,842	9,099
Transferred between Sub-Accounts and Fixed Accumulation Account	(9,706)	128,073	65,086	715,755	218,018	162,629	1,586,799	1,368,743	(304,814)	9,019
Withdrawn, surrendered and Annuitized	(118,078)	(170,303)	(1,249,348)	(1,325,863)	(34,195)	(106,661)	(855,242)	(779,764)	(17,568)	(27,039)
End of year	1,221,898	1,328,474	8,840,529	9,969,224	661,889	464,476	5,984,457	5,206,659	-	319,540

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	MSS		M1B		MIS		MFL		MIT
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$151,793	$(1,828,981)	$(1,033,378)	$(1,134,440)	$(3,558,811)	$(6,009,977)	$(1,196,005)	$(502,504)	$(4,043,090)	$(3,897,987)
Net realized gains (losses)	(77,745,349)	(45,397,518)	906,367	(52,751)	(52,016,751)	(63,483,654)	1,694,726	(56,806)	(49,530,970)	(71,452,034)
Net unrealized gains (losses)	68,056,289	53,405,003	2,046,378	6,285,095	64,611,410	101,559,961	8,643,645	7,290,563	105,268,694	170,677,886
Increase (Decrease) in net assets from operations	$(9,537,267)	$6,178,504	$1,919,367	$5,097,904	$9,035,848	$32,066,330	$9,142,366	$6,731,253	$51,694,634	$95,327,865

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$679,218	$1,206,380	$6,618,077	$13,376,230	$2,961,399	$3,941,067	$48,524,695	$3,601,180	$7,191,804	$7,187,416
Net transfers between Sub-Accounts and Fixed Account	(114,412,010)	(5,445,466)	(176,125)	1,734,717	(25,634,138)	(14,435,588)	62,520,334	2,622,170	(32,262,023)	(21,218,188)
Withdrawals, surrenders, annuitizations and contract charges	(6,177,608)	(21,409,603)	(5,407,268)	(6,451,654)	(52,665,488)	(54,179,493)	(10,225,205)	(7,706,529)	(161,313,860)	(156,063,459)
Net accumulation activity	$(119,910,400)	$(25,648,689)	$1,034,684	$8,659,293	$(75,338,227)	$(64,674,014)	$100,819,824	$(1,483,179)	$(186,384,079)	$(170,094,231)

Annuitization Activity:
Annuitizations	$-	$10,426	$-	$-	$167,871	$8,462	$9,176	$-	$265,966	$279,385
Annuity payments and contract charges	(26,838)	(92,435)	(1,322)	(1,288)	(96,365)	(152,019)	(3,030)	(5,121)	(584,424)	(756,842)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	70,076	7,519	(150)	(164)	(3,497)	(6,319)	(768)	(1,348)	(37,994)	53,367
Net annuitization activity	$43,238	$(74,490)	$(1,472)	$(1,452)	$68,009	$(149,876)	$5,378	$(6,469)	$(356,452)	$(424,090)
Increase (Decrease) in net assets from contract owner transactions	$(119,867,162)	$(25,723,179)	$1,033,212	$8,657,841	$(75,270,218)	$(64,823,890)	$100,825,202	$(1,489,648)	$(186,740,531)	$(170,518,321)

Increase (Decrease) in net assets	$(129,404,429)	$(19,544,675)	$2,952,579	$13,755,745	$(66,234,370)	$(32,757,560)	$109,967,568	$5,241,605	$(135,045,897)	$(75,190,456)

Net Assets:
Beginning of year	$129,404,429	$148,949,104	$75,706,711	$61,950,966	$431,900,622	$464,658,182	$75,087,391	$69,845,786	$993,646,065	$1,068,836,521
End of year	$-	$129,404,429	$78,659,290	$75,706,711	$365,666,252	$431,900,622	$185,054,959	$75,087,391	$858,600,168	$993,646,065

Unit Transactions:
Beginning of year	10,357,284	12,280,302	7,277,585	6,650,621	52,900,145	61,247,213	7,171,814	7,446,726	71,195,865	82,105,319
Purchased	26,949	123,429	585,724	1,231,656	365,565	505,522	3,620,458	310,603	576,585	657,486
Transferred between Sub-Accounts and Fixed Accumulation Account	(9,942,394)	(470,780)	(16,700)	127,386	(3,254,704)	(2,109,901)	4,587,800	239,035	(2,376,201)	(1,529,257)
Withdrawn, surrendered and Annuitized	(441,839)	(1,575,667)	(560,717)	(732,078)	(6,201,128)	(6,742,689)	(927,396)	(824,550)	(9,929,205)	(10,037,683)
End of year	-	10,357,284	7,285,892	7,277,585	43,809,878	52,900,145	14,452,676	7,171,814	59,467,044	71,195,865

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	MC1		MCS		MCV		MM1		MMS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(657,849)	$(674,834)	$(1,052,820)	$(1,181,128)	$(407,130)	$(354,360)	$753,497	$(906,539)	$2,633,473	$(1,758,917)
Net realized gains (losses)	1,461,744	101,715	3,972,155	(5,025,767)	3,818,857	1,407,912	-	-	-	-
Net unrealized gains (losses)	(452,260)	5,202,749	(2,471,284)	15,514,628	(2,039,365)	2,642,854	-	-	-	-
Increase (Decrease) in net assets from operations	$351,635	$4,629,630	$448,051	$9,307,733	$1,372,362	$3,696,406	$753,497	$(906,539)	$2,633,473	$(1,758,917)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$1,776,762	$5,376,954	$496,352	$621,036	$1,740,028	$4,358,082	$35,338,140	$54,946,373	$10,162,763	$12,705,215
Net transfers between Sub-Accounts and Fixed Account	(2,379,908)	2,442,000	(4,910,417)	9,935,957	272,585	2,713,313	20,039,535	950,350	71,780,580	43,109,993
Withdrawals, surrenders, annuitizations and contract charges	(3,429,952)	(4,601,299)	(11,189,733)	(12,153,940)	(1,811,200)	(2,470,565)	(22,962,808)	(19,325,824)	(121,034,104)	(158,917,830)
Net accumulation activity	$(4,033,098)	$3,217,655	$(15,603,798)	$(1,596,947)	$201,413	$4,600,830	$32,414,867	$36,570,899	$(39,090,761)	$(103,102,622)

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$17,988	$74,787	$408,596	$6,154
Annuity payments and contract charges	(1,482)	(2,698)	(16,223)	(17,317)	(144)	(131)	(22,657)	(16,405)	(289,212)	(541,269)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(162)	(596)	(1,687)	(10,171)	(20)	(21)	(2,552)	(1,676)	4,455	(30,445)
Net annuitization activity	$(1,644)	$(3,294)	$(17,910)	$(27,488)	$(164)	$(152)	$(7,221)	$56,706	$123,839	$(565,560)
Increase (Decrease) in net assets from contract owner transactions	$(4,034,742)	$3,214,361	$(15,621,708)	$(1,624,435)	$201,249	$4,600,678	$32,407,646	$36,627,605	$(38,966,922)	$(103,668,182)

Increase (Decrease) in net assets	$(3,683,107)	$7,843,991	$(15,173,657)	$7,683,298	$1,573,611	$8,297,084	$33,161,143	$35,721,066	$(36,333,449)	$(105,427,099)

Net Assets:
Beginning of year	$44,072,943	$36,228,952	$83,825,087	$76,141,789	$23,975,740	$15,678,656	$84,038,433	$48,317,367	$228,260,816	$333,687,915
End of year	$40,389,836	$44,072,943	$68,651,430	$83,825,087	$25,549,351	$23,975,740	$117,199,576	$84,038,433	$191,927,367	$228,260,816

Unit Transactions:
Beginning of year	4,467,480	4,289,811	14,935,080	15,334,959	1,649,863	1,271,769	8,633,307	4,896,722	19,134,186	27,710,277
Purchased	168,616	470,119	91,977	120,668	126,139	342,282	3,695,752	5,763,991	837,549	1,054,843
Transferred between Sub-Accounts and Fixed Accumulation Account	(287,385)	243,001	(937,855)	1,811,054	32,028	247,372	1,491,596	51,736	5,232,383	1,918,766
Withdrawn, Surrendered and Annuitized	(370,246)	(535,451)	(2,040,782)	(2,331,601)	(125,946)	(211,560)	(1,862,317)	(2,079,142)	(9,265,386)	(11,549,700)
End of year	3,978,465	4,467,480	12,048,420	14,935,080	1,682,084	1,649,863	11,958,338	8,633,307	15,938,732	19,134,186

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	M1A		NWD		RE1		RES		RG1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(1,099,248)	$(639,620)	$(2,066,947)	$(2,421,502)	$(309,409)	$(169,946)	$(3,088,143)	$(2,009,526)	$(101,190)	$(96,210)
Net realized gains (losses)	696,265	119,535	(4,566,892)	(8,962,200)	886,042	188,535	(46,532,878)	(53,492,425)	288,429	100,384
Net unrealized gains (losses)	4,109,208	3,796,851	10,556,317	19,818,600	960,746	2,807,892	72,072,584	110,152,682	248,578	1,101,904
Increase (Decrease) in net assets from operations	$3,706,225	$3,276,766	$3,922,478	$8,434,898	$1,537,379	$2,826,481	$22,451,563	$54,650,731	$435,817	$1,106,078

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$24,188,648	$22,076,668	$847,170	$1,686,023	$3,237,528	$6,456,072	$2,711,614	$3,128,492	$30,188	$297,625
Net transfers between Sub-Accounts and Fixed Account	4,241,256	3,800,793	(10,303,966)	791,776	(44,410)	1,182,915	(16,842,629)	(16,034,379)	387,312	201,963
Withdrawals, surrenders, annuitizations and contract charges	(4,050,830)	(3,852,973)	(21,263,992)	(22,935,413)	(2,196,371)	(1,505,345)	(71,202,208)	(74,406,357)	(774,018)	(616,532)
Net accumulation activity	$24,379,074	$22,024,488	$(30,720,788)	$(20,457,614)	$996,747	$6,133,642	$(85,333,223)	$(87,312,244)	$(356,518)	$(116,944)

Annuitization Activity:
Annuitizations	$9,537	$1,806	$44,442	$-	$-	$-	$30,358	$29,105	$-	$-
Annuity payments and contract charges	(6,180)	(6,464)	(49,118)	(77,338)	(1,798)	(1,678)	(264,185)	(358,056)	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(753)	(1,059)	(9,087)	(20,610)	(198)	(221)	46,003	(63,835)	-	-
Net annuitization activity	$2,604	$(5,717)	$(13,763)	$(97,948)	$(1,996)	$(1,899)	$(187,824)	$(392,786)	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$24,381,678	$22,018,771	$(30,734,551)	$(20,555,562)	$994,751	$6,131,743	$(85,521,047)	$(87,705,030)	$(356,518)	$(116,944)

Increase (Decrease) in net assets	$28,087,903	$25,295,537	$(26,812,073)	$(12,120,664)	$2,532,130	$8,958,224	$(63,069,484)	$(33,054,299)	$79,299	$989,134

Net Assets:
Beginning of year	$54,151,676	$28,856,139	$164,314,000	$176,434,664	$24,899,828	$15,941,604	$416,020,180	$449,074,479	$9,872,571	$8,883,437
End of year	$82,239,579	$54,151,676	$137,501,927	$164,314,000	$27,431,958	$24,899,828	$352,950,696	$416,020,180	$9,951,870	$9,872,571

Unit Transactions:
Beginning of year	4,707,914	3,069,941	15,598,558	17,567,342	2,212,955	1,658,552	28,414,936	34,114,618	905,199	919,450
Purchased	1,817,450	1,751,761	78,127	167,583	266,534	588,220	209,773	261,887	2,824	27,875
Transferred between Sub-Accounts and Fixed Accumulation Account	281,762	329,473	(951,994)	20,443	(16,685)	105,648	(1,185,133)	(1,187,915)	33,373	18,387
Withdrawn, surrendered and Annuitized	(385,101)	(443,261)	(1,927,349)	(2,156,810)	(202,136)	(139,465)	(4,252,438)	(4,773,654)	(71,113)	(60,513)
End of year	6,422,025	4,707,914	12,797,342	15,598,558	2,260,668	2,212,955	23,187,138	28,414,936	870,283	905,199

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	RGS		RI1		RIS		SG1		SGS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(578,321)	$(592,503)	$(802,386)	$(591,548)	$(576,670)	$(744,433)	$(635,402)	$(640,484)	$(442,231)	$(665,050)
Net realized gains (losses)	1,111,794	(146,072)	3,963,011	1,184,242	3,057,266	(263,263)	837,007	341,221	(2,028,240)	(4,127,724)
Net unrealized gains (losses)	3,243,621	10,042,598	7,200,026	7,722,700	9,687,272	14,825,795	(369,892)	2,072,041	2,214,864	6,865,302
Increase (Decrease) in net assets from operations	$3,777,094	$9,304,023	$10,360,651	$8,315,394	$12,167,868	$13,818,099	$(168,287)	$1,772,778	$(255,607)	$2,072,528

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$696,223	$512,063	$21,667,728	$25,144,516	$451,503	$689,518	$3,477,517	$9,815,055	$116,817	$540,893
Net transfers between Sub-Accounts and Fixed Account	5,711,630	4,512,930	(844,724)	1,384,484	5,119,489	6,946,934	(1,313,001)	2,118,549	(3,430,862)	135,787
Withdrawals, surrenders, annuitizations and contract charges	(12,416,009)	(11,303,299)	(3,685,141)	(2,144,942)	(11,179,077)	(9,449,782)	(3,266,776)	(2,567,528)	(5,251,601)	(5,224,190)
Net accumulation activity	$(6,008,156)	$(6,278,306)	$17,137,863	$24,384,058	$(5,608,085)	$(1,813,330)	$(1,102,260)	$9,366,076	$(8,565,646)	$(4,547,510)

Annuitization Activity:
Annuitizations	$14,165	$444	$8,182	$-	$24,750	$-	$-	$-	$-	$32,681
Annuity payments and contract charges	(22,485)	(27,884)	(1,356)	-	(23,151)	(26,630)	(234)	(233)	(17,921)	(19,900)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(7,062)	(8,067)	(107)	-	4,117	(6,715)	(30)	(35)	(499)	(1,117)
Net annuitization activity	$(15,382)	$(35,507)	$6,719	$-	$5,716	$(33,345)	$(264)	$(268)	$(18,420)	$11,664
Increase (Decrease) in net assets from contract owner transactions	$(6,023,538)	$(6,313,813)	$17,144,582	$24,384,058	$(5,602,369)	$(1,846,675)	$(1,102,524)	$9,365,808	$(8,584,066)	$(4,535,846)

Increase (Decrease) in net assets	$(2,246,444)	$2,990,210	$27,505,233	$32,699,452	$6,565,499	$11,971,424	$(1,270,811)	$11,138,586	$(8,839,673)	$(2,463,318)

Net Assets:
Beginning of year	$80,437,148	$77,446,938	$59,726,643	$27,027,191	$85,264,194	$73,292,770	$40,429,490	$29,290,904	$45,009,582	$47,472,900
End of year	$78,190,704	$80,437,148	$87,231,876	$59,726,643	$91,829,693	$85,264,194	$39,158,679	$40,429,490	$36,169,909	$45,009,582

Unit Transactions:
Beginning of year	7,171,116	7,761,504	4,045,282	2,221,110	7,228,881	7,413,002	3,351,218	2,600,189	7,207,008	7,977,749
Purchased	60,784	48,461	1,395,767	1,933,352	34,560	65,123	295,366	827,887	19,799	90,349
Transferred between Sub-Accounts and Fixed Accumulation Account	493,062	403,741	(59,636)	101,497	352,425	625,608	(115,065)	155,498	(602,554)	(2,179)
Withdrawn, surrendered and Annuitized	(1,036,432)	(1,042,590)	(258,258)	(210,677)	(859,708)	(874,852)	(282,216)	(232,356)	(820,498)	(858,911)
End of year	6,688,530	7,171,116	5,123,155	4,045,282	6,756,158	7,228,881	3,249,303	3,351,218	5,803,755	7,207,008

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	SI1		SIS		SVS		TE1		TEC
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$1,175,357	$997,670	$3,482,491	$2,176,605	$(100,156)	$(142,279)	$(47,195)	$(57,465)	$(284,573)	$(367,575)
Net realized gains (losses)	463,425	(125,834)	1,796,424	1,549,825	1,445,326	489,287	60,025	34,555	(746,760)	(663,384)
Net unrealized gains (losses)	(1,648,182)	313,853	(5,042,200)	301,180	(1,623,798)	1,158,881	103,449	(15,790)	1,615,211	812,190
Increase (Decrease) in net assets from operations	$(9,400)	$1,185,689	$236,715	$4,027,610	$(278,628)	$1,505,889	$116,279	$(38,700)	$583,878	$(218,769)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$348,779	$1,492,016	$798,330	$560,505	$356,224	$632,783	$198,085	$297,415	$98,390	$289,563
Net transfers between Sub-Accounts and Fixed Account	1,226,603	2,888,470	3,030,381	4,764,398	(444,523)	1,656,063	(242,569)	(424,857)	(2,142,311)	(2,188,011)
Withdrawals, surrenders, annuitizations and contract charges	(3,109,910)	(2,384,491)	(10,732,024)	(10,907,440)	(557,222)	(510,005)	(328,049)	(295,831)	(2,624,210)	(3,152,821)
Net accumulation activity	$(1,534,528)	$1,995,995	$(6,903,313)	$(5,582,537)	$(645,521)	$1,778,841	$(372,533)	$(423,273)	$(4,668,131)	$(5,051,269)

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	(3,091)	(3,044)	(20,803)	(22,295)	-	-	-	-	(936)	(7,517)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(311)	(374)	(408)	2,339	-	-	-	-	(859)	(106)
Net annuitization activity	$(3,402)	$(3,418)	$(21,211)	$(19,956)	$-	$-	$-	$-	$(1,795)	$(7,623)
Increase (Decrease) in net assets from contract owner transactions	$(1,537,930)	$1,992,577	$(6,924,524)	$(5,602,493)	$(645,521)	$1,778,841	$(372,533)	$(423,273)	$(4,669,926)	$(5,058,892)

Increase (Decrease) in net assets	$(1,547,330)	$3,178,266	$(6,687,809)	$(1,574,883)	$(924,149)	$3,284,730	$(256,254)	$(461,973)	$(4,086,048)	$(5,277,661)

Net Assets:
Beginning of year	$24,035,088	$20,856,822	$64,706,617	$66,281,500	$11,455,484	$8,170,754	$3,633,413	$4,095,386	$23,074,612	$28,352,273
End of year	$22,487,758	$24,035,088	$58,018,808	$64,706,617	$10,531,335	$11,455,484	$3,377,159	$3,633,413	$18,988,564	$23,074,612

Units Transactions:
Beginning of year	1,930,592	1,775,616	4,922,159	5,366,035	847,507	696,940	482,254	547,602	6,675,608	8,298,127
Purchased	28,196	127,100	60,494	43,997	27,522	49,432	15,474	38,276	28,400	88,325
Transferred between Sub-Accounts and Fixed Accumulation Account	95,966	227,333	221,650	354,585	(35,443)	142,960	(34,049)	(63,324)	(666,652)	(766,661)
Withdrawn, surrendered and Annuitized	(249,641)	(199,457)	(806,426)	(842,458)	(43,092)	(41,825)	(44,397)	(40,300)	(792,795)	(944,183)
End of year	1,805,113	1,930,592	4,397,877	4,922,159	796,494	847,507	419,282	482,254	5,244,561	6,675,608

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	MFJ		TRS		MFE		UTS		MV1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$3,368,619	$1,531,107	$16,568,875	$15,702,503	$(252,739)	$36,573	$(1,263,376)	$1,354,733	$(546,127)	$(506,469)
Net realized gains (losses)	18,269,552	2,407,433	30,124,782	(20,020,396)	1,721,587	482,410	(3,823,076)	(15,998,478)	3,591,472	1,801,920
Net unrealized gains (losses)	(14,278,009)	28,801,554	(26,978,207)	137,018,543	2,776,709	4,588,617	47,760,165	80,291,938	2,471,924	11,973,853
Increase (Decrease) in net assets from operations	$7,360,162	$32,740,094	$19,715,450	$132,700,650	$4,245,557	$5,107,600	$42,673,713	$65,648,193	$5,517,269	$13,269,304

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$231,095,465	$184,300,712	$11,431,545	$10,312,424	$4,654,664	$2,616,415	$2,792,123	$2,477,340	$11,416,522	$19,812,349
Net transfers between Sub-Accounts and Fixed Account	3,174,435	8,808,295	19,406,341	40,976,217	7,184,490	2,304,956	15,481,759	3,978,397	(841,120)	7,954,183
Withdrawals, surrenders, annuitizations and contract charges	(45,382,250)	(24,356,025)	(238,910,653)	(230,320,844)	(2,704,056)	(1,690,896)	(46,907,679)	(36,593,002)	(8,878,990)	(6,437,809)
Net accumulation activity	$188,887,650	$168,752,982	$(208,072,767)	$(179,032,203)	$9,135,098	$3,230,475	$(28,633,797)	$(30,137,265)	$1,696,412	$21,328,723

Annuitization Activity:
Annuitizations	$72,929	$277,467	$992,727	$401,245	$-	$-	$27,130	$16,580	$-	$8,290
Annuity payments and contract charges	(58,225)	(17,723)	(1,201,542)	(1,803,867)	(3,722)	(2,943)	(164,847)	(156,501)	(5,080)	(4,027)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(3,410)	440	(31,494)	(37,891)	(509)	(496)	(27,203)	(30,370)	(568)	(545)
Net annuitization activity	$11,294	$260,184	$(240,309)	$(1,440,513)	$(4,231)	$(3,439)	$(164,920)	$(170,291)	$(5,648)	$3,718
Increase (Decrease) in net assets from contract owner transactions	$188,898,944	$169,013,166	$(208,313,076)	$(180,472,716)	$9,130,867	$3,227,036	$(28,798,717)	$(30,307,556)	$1,690,764	$21,332,441

Increase (Decrease) in net assets	$196,259,106	$201,753,260	$(188,597,626)	$(47,772,066)	$13,376,424	$8,334,636	$13,874,996	$35,340,637	$7,208,033	$34,601,745

Net Assets:
Beginning of year	$433,233,722	$231,480,462	$1,417,695,061	$1,465,467,127	$24,246,657	$15,912,021	$285,330,031	$249,989,394	$117,692,787	$83,091,042
End of year	$629,492,828	$433,233,722	$1,229,097,435	$1,417,695,061	$37,623,081	$24,246,657	$299,205,027	$285,330,031	$124,900,820	$117,692,787

Unit Transactions:
Beginning of year	35,062,662	21,048,945	70,122,337	77,917,832	1,823,681	1,653,827	18,353,815	20,380,385	9,411,407	7,717,616
Purchased	18,109,710	15,477,966	578,979	537,644	235,372	167,198	154,638	191,990	866,871	1,683,086
Transferred between Sub-Accounts and Fixed Accumulation Account	235,672	726,826	1,293,273	2,361,050	443,312	161,915	938,908	164,852	(72,334)	592,768
Withdrawn, Surrendered and Annuitized	(3,927,686)	(2,191,075)	(10,783,753)	(10,694,189)	(191,998)	(159,259)	(2,490,858)	(2,383,412)	(727,670)	(582,063)
End of year	49,480,358	35,062,662	61,210,836	70,122,337	2,310,367	1,823,681	16,956,503	18,353,815	9,478,274	9,411,407

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	MVS		NMT		NNG		NMI		OCA
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005 (e)	2004	2005 (e)	2004	2005 (e)	2004	2005	2004
Operations:
Net investment income (loss)	$(120,412)	$(447,682)	$(5)	$-	$(277)	$-	$(45)	$-	$(360,974)	$(452,641)
Net realized gains (losses)	10,526,546	3,245,993	(1)	-	194	-	118	-	621,806	480,811
Net unrealized gains (losses)	5,411,309	38,044,549	(24)	-	2,498	-	1,266	-	737,196	1,254,974
Increase (Decrease) in net assets from operations	$15,817,443	$40,842,860	$(30)	$-	$2,415	$-	$1,339	$-	$998,028	$1,283,144

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$2,381,078	$2,448,980	$3,181	$-	$51,066	$-	$10,377	$-	$3,706,640	$8,853,620
Net transfers between Sub-Accounts and Fixed Account	10,371,692	32,140,078	2,053	-	(3,145)	-	3,790	-	469,075	2,120,983
Withdrawals, surrenders, annuitizations and contract charges	(48,991,266)	(47,238,117)	-	-		-		-	(2,060,215)	(1,900,300)
Net accumulation activity	$(36,238,496)	$(12,649,059)	$5,234	$-	$47,921	$-	$14,167	$-	$2,115,500	$9,074,303

Annuitization Activity:
Annuitizations	$146,311	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	(111,430)	(109,310)	-	-	-	-	-	-	(2,069)	(2,054)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(5,205)	(24,206)	-	-	-	-	-	-	(275)	(290)
Net annuitization activity	$29,676	$(133,516)	$-	$-	$-	$-	$-	$-	$(2,344)	$(2,344)
Increase (Decrease) in net assets from contract owner transactions	$(36,208,820)	$(12,782,575)	$5,234	$	$47,921	$	$14,167	$	$2,113,156	$9,071,959

Increase (Decrease) in net assets	$(20,391,377)	$28,060,285	$5,204	$-	$50,336	$-	$15,506	$-	$3,111,184	$10,355,103

Net Assets:
Beginning of year	$332,260,043	$304,199,758	$-	$-	$	$-	$-	$-	$30,806,058	$20,450,955
End of year	$311,868,666	$332,260,043	$5,204	$-	$50,336	$-	$15,506	$-	$33,917,242	$30,806,058

Unit Transactions:
Beginning of year	22,855,509	23,811,669	-	-	-	-	-	-	2,178,624	1,528,490
Purchased	159,647	186,359	279	-	4,885	-	958	-	266,327	648,675
Transferred between Sub-Accounts and Fixed Accumulation Account	693,930	2,352,438	183	-	(287)	-	341	-	35,858	148,604
Withdrawn, Surrendered and Annuitized	(3,245,095)	(3,494,957)	-	-	-	-	-	-	(151,833)	(147,145)
End of year	20,463,991	22,855,509	462	-	4,598	-	1,299	-	2,328,976	2,178,624

(e) For the period April 25, 2005 (commencement of operations) through December 31, 2005.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	OGG		OMG		OMS		PMB		PLD
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004 (d)	2005	2004	2005	2004	2005	2004 (d)	2005	2004 (d)
Operations:
Net investment income (loss)	$(96,295)	$(41,680)	$(1,564,825)	$(895,481)	$(162,155)	$(103,691)	$104,439	$16,283	$1,853,589	$(270,357)
Net realized gains (losses)	141,076	3,887	997,053	153,319	673,180	284,044	104,174	81,358	464,096	339,862
Net unrealized gains (losses)	1,149,890	745,676	9,951,281	7,428,657	235,825	851,847	99,202	28,734	(3,457,393)	(99,763)
Increase (Decrease) in net assets from operations	$1,194,671	$707,883	$9,383,509	$6,686,495	$746,850	$1,032,200	$307,815	$126,375	$(1,139,708)	$(30,258)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$4,185,665	$2,907,918	$106,531,165	$93,297,844	$1,821,587	$3,144,768	$1,721,604	$931,961	$105,227,960	$108,028,818
Net transfers between Sub-Accounts and Fixed Account	2,233,083	2,754,966	24,493,311	10,840,790	469,482	959,837	1,674,201	680,879	22,745,263	13,722,573
Withdrawals, surrenders, annuitizations and contract charges	(327,334)	(68,877)	(8,390,392)	(2,420,844)	(513,553)	(350,677)	(145,675)	(155,352)	(11,014,261)	(3,210,803)
Net accumulation activity	$6,091,414	$5,594,007	$122,634,084	$101,717,790	$1,777,516	$3,753,928	$3,250,130	$1,457,488	$116,958,962	$118,540,588

Annuitization Activity:
Annuitizations	$-	$-	$41,825	$30,827	$-	$-	$-	$-	$55,158	$158,841
Annuity payments and contract charges	-	-	(8,439)	(1,122)	-	-	-	-	(21,651)	(4,858)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	(1,189)	(229)	-	-	-	-	(3,300)	(733)
Net annuitization activity	$-	$-	$32,197	$29,476	$-	$-	$-	$-	$30,207	$153,250
Increase (Decrease) in net assets from contract owner transactions	$6,091,414	$5,594,007	$122,666,281	$101,747,266	$1,777,516	$3,753,928	$3,250,130	$1,457,488	$116,989,169	$118,693,838

Increase (Decrease) in net assets	$7,286,085	$6,301,890	$132,049,790	$108,433,761	$2,524,366	$4,786,128	$3,557,945	$1,583,863	$115,849,461	$118,663,580

Net Assets:
Beginning of year	$6,301,890	$	$114,799,188	$6,365,427	$8,170,089	$3,383,961	$1,583,863	$	$118,663,580	$-
End of year	$13,587,975	$6,301,890	$246,848,978	$114,799,188	$10,694,455	$8,170,089	$5,141,808	$1,583,863	$234,513,041	$118,663,580

Unit Transactions:
Beginning of year	514,788	-	8,686,835	509,155	489,698	236,889	96,856	-	11,851,375	-
Purchased	334,202	268,926	8,106,880	7,638,555	109,464	213,715	103,068	62,430	10,785,554	10,932,711
Transferred between Sub-Accounts and Fixed Accumulation Account	173,897	253,328	1,836,813	855,202	27,867	63,572	99,474	44,630	2,287,480	1,368,992
Withdrawn, Surrendered and Annuitized	(31,430)	(7,466)	(691,762)	(316,077)	(31,233)	(24,478)	(9,218)	(10,204)	(1,320,057)	(450,328)
End of year	991,457	514,788	17,938,766	8,686,835	595,796	489,698	290,180	96,856	23,604,352	11,851,375

(d) For the period February 2, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	PRR		PTR		PRA		PCR		SSA
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005 (f)	2004	2005 (f)	2004	2005	2004 (d)
Operations:
Net investment income (loss)	$297,897	$(136,781)	$860,696	$(1,305)	$2,858	$-	$3,906	$-	$(24,395)	$(4,913)
Net realized gains (losses)	528,393	819,357	1,003,049	710,032	470	-	1,675	-	216,805	83,921
Net unrealized gains (losses)	(753,428)	497,969	(1,606,801)	470,014	(1,694)	-	(3,466)	-	(225,740)	22,403
Increase (Decrease) in net assets from operations	$72,862	$1,180,545	$256,944	$1,178,741	$1,634	$-	$2,115	$-	$(33,330)	$101,411

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$9,781,197	$9,651,868	$9,869,887	$13,529,712	$183,341	$-	$402,411	$-	$843,538	$744,980
Net transfers between Sub-Accounts and Fixed Account	2,413,025	2,689,335	2,994,776	2,141,659	6,671	-	123,940	-	(260,265)	279,702
Withdrawals, surrenders, annuitizations and contract charges	(2,986,060)	(1,375,035)	(5,078,576)	(3,581,246)	-	-	(23,957)	-	(78,188)	(15,227)
Net accumulation activity	$9,208,162	$10,966,168	$7,786,087	$12,090,125	$190,012	$-	$502,394	$-	$505,085	$1,009,455

Annuitization Activity:
Annuitizations	$-	$-	$	$43,626	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	(4,855)	(3,051)	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	(997)	62	-	-	-	-	-	-
Net annuitization activity	$-	$-	$(5,852)	$40,637	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$9,208,162	$10,966,168	$7,780,235	$12,130,762	$190,012	$-	$502,394	$-	$505,085	$1,009,455

Increase (Decrease) in net assets	$9,281,024	$12,146,713	$8,037,179	$13,309,503	$191,646	$-	$504,509	$-	$471,755	$1,110,866

Net Assets:
Beginning of year	$23,367,250	$11,220,537	$49,373,803	$36,064,300	$-	$-	$-	$-	$1,110,866	$-
End of year	$32,648,274	$23,367,250	$57,410,982	$49,373,803	$191,646	$-	$504,509	$-	$1,582,621	$1,110,866

Unit Transactions:
Beginning of year	1,942,972	997,936	4,491,441	3,385,657	-	-	-	-	99,939	-
Purchased	820,258	834,759	901,835	1,272,151	18,109	-	39,388	-	79,732	74,388
Transferred between Sub-Accounts and Fixed	-	-	-	-	-	-	-	-	-	-
Accumulation Account	203,121	232,036	271,940	184,512	652	-	11,915	-	(24,538)	27,622
Withdrawn, Surrendered and Annuitized	(253,965)	(121,759)	(473,144)	(350,879)	-	-	(2,291)	-	(8,738)	(2,071)
End of year	2,712,386	1,942,972	5,192,072	4,491,441	18,761	-	49,012	-	146,395	99,939

(d) For the period February 2, 2004 (commencement of operations) through December 31, 2004.

(f) For the period October 31, 2005 (commencement of operations) through December 31, 2005.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	IGB		SRE		SC3		CMM
	Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended	Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004 (d)	2005	2004 (d)	2005	2004	2005 (e)	2004
Operations:
Net investment income (loss)	$55,369	$11,572	$(139,876)	$(162,071)	$(46,718)	$(38,422)	$2,627	$-
Net realized gains (losses)	14,905	(12,804)	3,691,782	117,675	2,635,319	1,458,668	-	-
Net unrealized gains (losses)	(75,195)	9,833	(155,245)	3,489,553	(1,236,264)	3,043,794	-	-
Increase (Decrease) in net assets from operations	$(4,921)	$8,601	$3,396,661	$3,445,157	$1,352,337	$4,464,040	$2,627	$-

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$1,578,754	$1,333,158	$21,656,624	$17,917,099	$474,467	$2,538,811	$413,721	$-
Net transfers between Sub-Accounts and Fixed Account	1,794,232	(546,352)	3,596,732	198,893	(747,353)	(463,897)	87,375	-
Withdrawals, surrenders, annuitizations and contract charges	(551,094)	(101,281)	(1,722,954)	(567,032)	(1,165,997)	(1,029,732)	(13,581)	-
Net accumulation activity	$2,821,892	$685,525	$23,530,402	$17,548,960	$(1,438,883)	$1,045,182	$487,515	$-

Annuitization Activity:
Annuitizations	$-	$-	$5,387	$737	$-	$-	$-	$-

Annuity payments and contract charges	-	-	(1,152)	(55)	(1,307)	(1,114)	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	(87)	(4)	(188)	(183)	-	-
Net annuitization activity	$-	$-	$4,148	$678	$(1,495)	$(1,297)	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$2,821,892	$685,525	$23,534,550	$17,549,638	$(1,440,378)	$1,043,885	$487,515	$-

Increase (Decrease) in net assets	$2,816,971	$694,126	$26,931,211	$20,994,795	$(88,041)	$5,507,925	$490,142	$-

Net Assets:
Beginning of year	$694,126	$-	$20,994,795	$-	$18,344,566	$12,836,641	$-	$-
End of year	$3,511,097	$694,126	$47,926,006	$20,994,795	$18,256,525	$18,344,566	$490,142	$-

Unit Transactions:
Beginning of year	67,201	-	1,693,151	-	1,046,871	960,307	-	-
Purchased	153,503	135,987	1,766,093	1,758,246	27,704	185,843	41,669	-
Transferred between Sub-Accounts and Fixed Accumulation Account	174,566	(56,028)	284,725	17,681	(40,192)	(28,007)	8,714	-
Withdrawn, surrendered and Annuitized	(54,946)	(12,758)	(147,911)	(82,776)	(66,683)	(71,272)	(1,655)	-
End of year	340,324	67,201	3,596,058	1,693,151	967,700	1,046,871	48,728	-

(d) For the period February 2, 2004 (commencement of operations) through December 31, 2004.

(e) For the period April 25, 2005 (commencement of operations) through December 31, 2005.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements

(1) Organization

Sun Life of Canada (U.S.) Variable Account F (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor"), was established on July 13, 1989 as a funding vehicle for the variable portion of Regatta contracts, Regatta Gold contracts, Regatta Classic contracts, Regatta Platinum contracts, Regatta Extra contracts, Regatta Access contracts, Regatta Choice contracts, Regatta Flex 4 contracts, Regatta Flex II contracts, Regatta Choice II contracts, Regatta Masters Extra contracts, Regatta Masters Choice contracts, Regatta Masters Access contracts, Regatta Masters Flex contracts, Regatta Masters IV contracts and Regatta Masters VII contracts (collectively, the "Contracts") and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust and exists in accordance with the regulations of the Delaware Insurance Department.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of certain open-end mutual funds registered under the Investment Act of 1940. With respect to the Regatta contracts, Regatta Gold contracts, Regatta Classic contracts, Regatta Platinum contracts, Regatta Extra contracts, Regatta Access contracts, Regatta Choice contracts, Regatta Flex 4 contracts, Regatta Flex II contracts and the Regatta Choice II contracts, the funds include MFS/Sun Life Series Trust (the "Series Trust"). With respect to the Regatta Masters Extra contracts, Regatta Masters Choice contracts, Regatta Masters Access contracts, Regatta Masters Flex contracts, Regatta Masters IV contracts and the Regatta Masters VII contracts, the funds include Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Liberty Variable Investment Trust, Lord Abbett Series Fund, Inc., The "Series Trust", Nations Marsico, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and Sun Capital Advisers Trust (collectively with the Series Trust, the "Funds").

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor's other assets and liabilities. The portion of the Variable Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) Significant Accounting Policies

General

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations

Investments in shares of the Funds are recorded at their net asset value. The Funds value their investment securities at fair value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Funds shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by participants under the Contracts are recorded in the new Sub-Account upon receipt of the redemption proceeds.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(2) Significant Accounting Policies - continued

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable and, therefore, no provision has been made for federal income taxes.

(3) Contract Charges and Related Party Transactions

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5	Level 6	Level 7	Level 8	Level 9

Regatta contracts	1.25%	1.10%
Regatta Gold contracts	1.25%
Regatta Classic contracts	1.00%
Regatta Platinum contracts	1.25%
Regatta Extra contracts	1.30%	1.45%	1.55%	1.70%
Regatta Choice contracts	0.85%	1.00%	1.10%	1.15%	1.25%	1.40%
Regatta Access contracts	1.00%	1.15%	1.25%	1.40%	1.50%	1.65%
Regatta Flex 4 contracts	0.95%	1.10%	1.20%	1.35%	1.45%	1.60%
Regatta Flex II contracts	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%
Regatta Choice II contracts	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	1.90%
Regatta Masters Extra contracts	1.40%	1.60%	1.65%	1.80%	1.85%	2.00%	2.05%	2.25%
Regatta Masters Choice contracts	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	1.90%
Regatta Masters Access contracts	1.35%	1.55%	1.60%	1.75%	1.80%	1.95%
Regatta Masters Flex contracts	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%
Regatta Masters IV contracts	1.25%	1.30%	1.35%	1.45%	1.50%	1.55%	1.60%	1.65%	1.75%
Regatta Masters VII contracts	1.00%	1.10%	1.20%	1.25%	1.30%	1.35%	1.40%	1.50%

Each year on the account anniversary, an account administration fee ("Account Fee") equal to $30 in the case of Regatta contracts, the lesser of $30 or 2% of the participant's account value in the case of Regatta Gold contracts, the lesser of $35 or 2% of the participant's account value in the case of Regatta Platinum contracts, $35 in the case of Regatta Extra and Regatta Choice contracts, and $50 in the case of Regatta Classic, Regatta Access, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII contracts (after account year 5, the Account Fee, for Regatta Gold, Regatta Platinum, Regatta Extra and Regatta Choice contracts, may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant's account value) is deducted from the participant's account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

Massachusetts Financial Services Company is the investment adviser to the Series Trust. Sun Capital Advisers, Inc. is the investment adviser to Sun Capital Advisers Trust. Both are affiliates of the Sponsor and charge management fees at an effective annual rate ranging from .57% to 1.74% and 1.25% of the Funds' net assets, respectively.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

The Sponsor does not deduct a sales charge from purchase payments. However, in the case of Regatta Gold, Regatta Platinum and Regatta Flex 4, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the contracts and certificates. In the case of Regatta Choice, a withdrawal charge of up to 7% and in the case of Regatta, Regatta Extra, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII contracts, a withdrawal charge of up to 8% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the contracts and certificates. In the case of Regatta Classic contracts, a withdrawal charge of 1% is applied to purchase payments withdrawn which have been credited to a participant's account for less than one year.

For assuming the risk that withdrawal charges may be insufficient to compensate it for the costs of distributing the contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period for the first seven account years at an effective annual rate of 0.15% of the net assets attributable to Regatta, Regatta Gold, Regatta Platinum, Regatta Masters Extra and Regatta Masters Choice and an effective annual rate of 0.20% of the net assets attributable to Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII contracts.

As reimbursement for administrative expenses attributable to Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII contracts, which exceed the revenues received from the Account Fees described above derived from such contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts.

For the year ended December 31, 2005, the Sponsor received the following amounts related to the above mentioned contract and surrender charges. These charges are reflected in the "Withdrawals, surrenders, annuitizations and contract charges" line of the Statements of Changes in Net Assets.

	Contract Charges	Surrender Charges
Fidelity Variable Insurance Products Funds
VIP Freedom 2010 Portfolio (F10)	$	$
VIP Freedom 2015 Portfolio (F15)
VIP Freedom 2020 Portfolio (F20)
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund (FMS)	4,948	28,987
Templeton Developing Markets Securities Fund (TDM)	8
Templeton Growth Securities Fund Class 2 (FTG)	1,234	5,222
Templeton International Securities Fund (FTI)	28,857	147,363
Franklin Value Securities Fund (FVS)	4,894	13,677
Liberty Variable Investment Trust
Colonial Small Cap Variable Series (CSC)
Wanger Select Fund (WTF)	2	42
Wanger US Small Cap Fund (USC)
Lord Abbett Series Fund, Inc.
All Value Portfolio (LAV)	1,465	12,698
Growth & Income Portfolio (LA1)	29,895	95,087
Growth Opportunities Portfolio (LA9)	14,484	18,970
Mid-Cap Value (LA2)	13,538	31,434
MFS/Sun Life Series Trust:
Bond S Class (MF7)	19,492	124,849
Bond Series (BDS)	47,192	112,932
Capital Appreciation S Class (MFD)	10,248	54,679
Capital Appreciation Series (CAS)	330,484	272,749
Capital Opportunities S Class (CO1)	6,131	25,917
Capital Opportunities Series (COS)	121,226	124,890
Emerging Growth S Class (MFF)	7,334	26,303
Emerging Growth Series (EGS)	233,720	70,991

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

	Contract Charges	Surrender Charges
MFS/Sun Life Series Trust - continued
Emerging Markets Equity S Class (EM1)	$ 2,191	$ 14,149
Emerging Markets Equity Series (EME)	25,555	48,708
Global Governments S Class (GG1)	1,417	9,954
Global Governments Series (GGS)	24,120	49,891
Global Growth S Class (GG2)	2,476	9,294
Global Growth Series (GGR)	69,784	106,725
Global Total Return S Class (GT2)	4,090	10,421
Global Total Return Series (GTR)	57,991	49,111
Government Securities S Class (MFK)	46,163	422,284
Government Securities Series (GSS)	141,815	396,744
High Yield S Class (MFC)	36,677	158,585
High Yield Series (HYS)	95,849	178,395
International Growth S Class (IG1)	6,011	18,168
International Growth Series (IGS)	51,659	73,613
International Investors Trust S Class (MI1)	2,238	4,341
International Investors Trust Series (MII)	32,534	10,536
Managed Sectors S Class (MS1)	492	714
Managed Sectors Series (MSS)	23,217	23,897
Massachusetts Investors Growth Stock S Class (M1B)	22,338	106,130
Massachusetts Investors Growth Stock Series (MIS)	202,150	375,872
Massachusetts Investors Trust S Class (MFL)	36,079	217,624
Massachusetts Investors Trust Series (MIT)	424,316	953,460
Mid Cap Growth S Class (MC1)	17,493	53,465
Mid Cap Growth Series (MCS)	30,122	12,231
Mid Cap Value S Class (MCV)	9,410	43,451
Money Market S Class (MM1)	32,659	265,016
Money Market Series (MMS)	124,499	602,613
New Discovery S Class (M1A)	29,326	89,822
New Discovery Series (NWD)	65,285	179,060
Research S Class (RE1)	7,362	49,196
Research Series (RES)	218,043	75,681
Research Growth and Income S Class (RG1)	2,767	14,626
Research Growth and Income Series (RGS)	30,680	43,387
Research International S Class (RI1)	21,118	81,808
Research International Series (RIS)	26,295	122,300
Strategic Growth S Class (SG1)	13,147	76,674
Strategic Growth Series (SGS)	20,716	23,132
Strategic Income S Class (SI1)	6,211	44,353
Strategic Income Series (SIS)	17,524	61,961
Strategic Value S Class (SVS)	2,808	6,205
Technology S Class (TE1)	1,779	7,141
Technology Series (TEC)	13,447	39,193
Total Return S Class (MFJ)	126,634	787,282
Total Return Series (TRS)	479,278	819,735
Utilities S Class (MFE)	7,794	42,781
Utilities Series (UTS)	120,827	292,869
Value S Class (MV1)	28,852	180,817
Value Series (MVS)	95,930	273,637
Nations Marsico
Nations Marsico 21st Century Portfolio (NMT)
Nations Marsico Growth Portfolio (NNG)
Nations Marsico International Opportunities Portfolio (NMI)

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

	Contract Charges	Surrender Charges
Oppenheimer Variable Account Funds
Capital Appreciation Fund (OCA)	$ 8,363	$ 40,304
Global Securities Fund (OGG)	914	3,036
Main St. Growth and Income Fund (OMG)	22,662	187,051
Main St. Small Cap Growth Fund (OMS)	2,922	7,808
PIMCO Variable Insurance Trust
Emerging Markets Bond Portfolio (PMB)	860	3,174
Low Duration Portfolio (PLD)	20,814	247,989
Real Return Bond Portfolio (PRR)	7,281	72,318
Total Return Bond Portfolio (PTR)	12,808	120,000
VIT All Asset Portfolio (PRA)
VIT Commodity Real Return Strategy Portfolio (PCR)
Sun Capital Advisers Trust
All Cap S Class (SSA)	350	3,630
Investment Grade Bond S Class (IGB)	469	30,939
Real Estate Fund S Class (SRE)	15,145	40,718
Real Estate Fund (SC3)	7,714	25,475
Sun Capital Money Market S Class (CMM)

(4) Annuity Reserves

Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of at least 3% or 4%, for Regatta, Regatta Gold, Regatta Classic and Regatta Platinum as stated in each participant's contract or certificate, as applicable if the contract's annuity commencement date is before January 1, 2000. Annuity reserves are calculated using the 2000 Individual Annuitant Mortality Table and an assumed rate of at least 3% or 4%, for Regatta, Regatta Gold, Regatta Classic and Regatta Platinum as stated in each participant's contract or certificate, as applicable if the contract's annuity commencement date is on or after January 1, 2000. Annuity reserves are calculated using the 2000 Annuitant Mortality Table and an assumed rate of 3% for Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Extra, and Regatta Masters Flex. Due to the demographics of Regatta Flex II, Regatta Choice II, Regatta Masters IV and Regatta Masters VII, no reserves were required at year-end. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

(5) Investment Purchases and Sales

The following table shows the aggregate cost of shares purchased and proceeds from the sales of shares of the Funds for each Sub-Account for the year ended December 31, 2005:

	Purchases	Sales
Fidelity Variable Insurance Products Funds
VIP Freedom 2010 Portfolio (F10)	$245,160	$18
VIP Freedom 2015 Portfolio (F15)	270,411	154
VIP Freedom 2020 Portfolio (F20)	108,568	168
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund (FMS)	12,406,391	2,172,831
Templeton Developing Markets Securities Fund (TDM)	952,222	58,766
Templeton Growth Securities Fund Class 2 (FTG)	6,048,725	863,696
Templeton International Securities Fund (FTI)	112,880,272	14,053,596
Franklin Value Securities Fund (FVS)	7,720,722	3,061,338

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Investment Purchases and Sales - continued

	Purchases	Sales
Liberty Variable Investment Trust
Colonial Small Cap Variable Series (CSC)	$6,231	$41
Wanger Select Fund (WTF)	403,752	20,371
Wanger US Small Cap Fund (USC)	7,732	8
Lord Abbett Series Fund, Inc.
All Value Portfolio (LAV)	4,615,161	827,876
Growth & Income Portfolio (LA1)	82,565,435	36,145,957
Growth Opportunities (LA9)	17,754,004	1,465,067
Mid-Cap Value (LA2)	25,432,349	20,774,481
MFS/Sun Life Series Trust:
Bond S Class (MF7)	17,866,194	11,191,692
Bond Series (BDS)	25,750,434	36,807,112
Capital Appreciation S Class (MFD)	7,348,405	7,998,148
Capital Appreciation Series (CAS)	119,645,496	142,525,837
Capital Opportunities S Class (CO1)	1,298,830	3,043,870
Capital Opportunities Series (COS)	5,284,104	56,824,058
Emerging Growth S Class (MFF)	2,017,416	3,324,240
Emerging Growth Series (EGS)	5,215,071	91,273,731
Emerging Markets Equity S Class (EM1)	3,573,824	1,936,762
Emerging Markets Equity Series (EME)	20,560,717	16,841,206
Global Governments S Class (GG1)	1,606,227	1,330,648
Global Governments Series (GGS)	11,915,042	14,865,616
Global Growth S Class (GG2)	753,689	1,614,660
Global Growth Series (GGR)	3,323,498	35,438,414
Global Total Return S Class (GT2)	5,540,252	2,309,249
Global Total Return Series (GTR)	35,261,931	28,707,112
Government Securities S Class (MFK)	68,552,699	27,856,128
Government Securities Series (GSS)	41,233,313	94,907,529
High Yield S Class (MFC)	46,668,882	38,822,720
High Yield Series (HYS)	40,879,883	78,678,387
International Growth S Class (IG1)	2,182,405	3,752,004
International Growth Series (IGS)	10,609,046	25,305,061
International Investors Trust S Class (MI1)	4,419,564	1,325,629
International Investors Trust Series (MII)	29,392,049	17,341,459
Managed Sectors S Class (MS1)	1,516,584	4,226,004
Managed Sectors Series (MSS)	1,273,557	121,059,002
Massachusetts Investors Growth Stock S Class (M1B)	12,276,686	12,276,702
Massachusetts Investors Growth Stock Series (MIS)	10,198,022	89,023,554
Massachusetts Investors Trust S Class (MFL)	114,535,760	14,905,795
Massachusetts Investors Trust Series (MIT)	17,083,512	207,829,139
Mid Cap Growth S Class (MC1)	3,985,431	8,677,860
Mid Cap Growth Series (MCS)	6,596,870	23,269,710
Mid Cap Value S Class (MCV)	8,101,460	5,505,420
Money Market S Class (MM1)	98,535,908	65,372,213
Money Market Series (MMS)	107,122,787	143,460,691
New Discovery S Class (M1A)	32,456,925	9,173,742
New Discovery Series (NWD)	6,890,959	39,683,370
Research S Class (RE1)	5,642,884	4,957,344
Research Series (RES)	6,023,029	94,678,222

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Investment Purchases and Sales - continued

	Purchases	Sales
MFS/Sun Life Series Trust - continued
Research Growth and Income S Class (RG1)	$1,160,244	$1,617,952
Research Growth and Income Series (RGS)	9,725,296	16,320,093
Research International S Class (RI1)	30,003,722	13,661,419
Research International Series (RIS)	10,163,973	16,347,129
Strategic Growth S Class (SG1)	5,954,583	7,692,479
Strategic Growth Series (SGS)	3,146,152	12,171,949
Strategic Income S Class (SI1)	4,812,965	4,966,378
Strategic Income Series (SIS)	11,909,107	14,781,417
Strategic Value S Class (SVS)	2,220,851	1,862,551
Technology S Class (TE1)	303,691	723,419
Technology Series (TEC)	1,786,097	6,739,738
Total Return S Class (MFJ)	271,797,098	66,747,186
Total Return Series (TRS)	95,300,781	253,373,559
Utilities S Class (MFE)	14,016,283	5,137,646
Utilities Series (UTS)	22,043,845	52,078,735
Value S Class (MV1)	19,075,770	17,930,565
Value Series (MVS)	23,603,475	59,927,502
Nations Marsico Fund
Nations Marsico 21st Century Portfolio (NMT)	5,233	4
Nations Marsico Growth Portfolio (NNG)	51,063	3,419
Nations Marsico International Opportunities Portfolio (NMI)	14,353	115
Oppenheimer Variable Account Funds
Capital Appreciation Fund (OCA)	6,014,377	4,261,920
Global Securities Fund (OGG)	6,936,824	941,705
Main St. Growth and Income Fund (OMG)	129,308,998	8,206,352
Main St. Small Cap Growth Fund (OMS)	3,574,691	1,741,401
PIMCO Variable Insurance Trust
Emerging Markets Bond Portfolio (PMB)	4,053,989	612,805
Low Duration Portfolio (PLD)	133,107,656	13,653,976
Real Return Bond Portfolio (PRR)	15,381,242	5,515,751
Total Return Bond Portfolio (PTR)	19,963,136	10,413,649
VIT All Asset Portfolio (PRA)	193,584	245
VIT Commodity Real Return Strategy Portfolio (PCR)	531,376	24,774
Sun Capital Advisers Trust
All Cap S Class (SSA)	1,294,440	584,197
Investment Grade Bond S Class (IGB)	3,656,714	754,257
Real Estate Fund S Class (SRE)	29,947,502	3,633,620
Real Estate Fund (SC3)	3,787,527	3,725,951
Sun Capital Money Market S Class (CMM)	511,685	21,543

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights

The summary of unit values, units outstanding for variable annuity contracts, net assets, investment income ratio, expense ratio's, excluding expenses of the underlying funds and the total return, for the years ended December 31, are as follows:
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
F10
	December 31, 2005 (f)	23,605	$ 10.32	to	10.32	$243,563	0.87%	1.35	to	1.35%	3.18%
F15
	December 31, 2005 (f)	25,858	10.39	to	10.39	268,544	1.11	1.35	to	1.85	3.85	to	3.94
F20
	December 31, 2005 (f)	10,353	10.43	to	10.43	107,943	0.83	1.35	to	1.90	4.25	to	4.35
FMS
	December 31, 2005	1,886,907	12.03	to	15.18	27,978,414	0.87	1.30	to	2.30	8.02	to	9.12
	December 31, 2004	1,146,446	11.11	to	13.92	15,778,515	0.75	1.25	to	2.30	10.03	to	11.15	(y)
	December 31, 2003	489,937	12.26	to	12.53	6,110,725	0.78	1.35	to	2.30	22.27	to	23.46	(y)
	December 31, 2002 (b)	35,337	10.12	to	10.15	357,959	-	1.35	to	2.30	1.16	to	1.48
TDM
	December 31, 2005 (f)	82,552	11.19	to	11.21	924,837	-	1.35	to	2.30	11.94	to	12.12
FTG
	December 31, 2005	518,022	12.21	to	16.98	8,461,348	0.99	1.30	to	2.30	6.37	to	7.45
	December 31, 2004 (d)	185,270	11.45	to	15.81	2,822,852	1.01	1.25	to	2.30	13.35	to	14.58	(y)
FTI
	December 31, 2005	15,021,292	12.56	to	16.36	236,905,307	1.11	1.30	to	2.55	7.37	to	8.74
	December 31, 2004	8,240,520	11.64	to	15.11	120,369,576	1.01	1.25	to	2.55	15.50	to	16.92	(y)
	December 31, 2003	1,734,535	12.39	to	12.97	21,780,367	0.81	1.35	to	2.55	26.43	to	30.43	(y)
	December 31, 2002 (b)	109,241	9.59	to	9.63	1,049,989	-	1.35	to	2.30	(4.08)	to	(3.72)
FVS
	December 31, 2005	1,065,024	12.66	to	17.87	18,622,511	0.75	1.30	to	2.30	6.27	to	7.36
	December 31, 2004	784,791	11.88	to	16.66	12,898,583	0.18	1.25	to	2.30	18.84	to	22.07	(y)
	December 31, 2003	403,105	13.34	to	13.64	5,464,413	0.16	1.35	to	2.30	29.09	to	30.34	(y)
	December 31, 2002 (b)	20,281	10.44	to	10.47	211,927	-	1.35	to	2.30	4.35	to	4.68
CSC
	December 31, 2005 (e)	583	10.64	to	10.65	6,200	-	1.55	to	1.65	6.38	to	6.46
WTF
	December 31, 2005 (e)	36,338	11.48	to	11.55	418,444	-	1.35	to	2.05	14.82	to	15.46
USC
	December 31, 2005 (e)	699	11.07	to	11.07	7,735	-	1.65	to	1.65	10.71
LAV
	December 31, 2005	673,060	12.18	to	12.52	8,330,401	0.45	1.35	to	2.30	4.50	to	5.51
	December 31, 2004 (d)	344,432	11.63	to	11.86	4,063,023	0.73	1.25	to	2.30	13.04	to	16.27	(y)
LA1
	December 31, 2005	11,563,674	11.57	to	15.69	174,257,651	1.17	1.30	to	2.55	0.62	to	1.91
	December 31, 2004	8,986,821	11.45	to	15.40	133,211,678	1.31	1.25	to	2.55	9.77	to	14.82	(y)
	December 31, 2003	2,488,679	11.91	to	13.86	33,267,291	1.89	1.35	to	2.55	19.13	to	29.25	(y)
	December 31, 2002 (b)	33,508	10.69	to	10.72	358,622	4.77	1.35	to	2.30	6.89	to	7.22
LA9
	December 31, 2005	2,675,259	11.28	to	12.51	30,716,359	-	1.30	to	2.55	1.96	to	3.27
	December 31, 2004 (d)	1,203,674	11.06	to	12.11	13,428,847	-	1.25	to	2.55	8.39	to	21.12	(y)
LA2
	December 31, 2005	2,743,587	12.55	to	17.17	45,585,122	0.51	1.30	to	2.55	5.47	to	6.82
	December 31, 2004	2,592,930	11.83	to	16.08	40,628,899	0.51	1.25	to	2.55	18.32	to	22.36	(y)
	December 31, 2003	437,574	12.45	to	13.14	5,685,572	1.01	1.35	to	2.30	20.80	to	23.07	(y)
	December 31, 2002 (b)	26,664	10.64	to	10.68	284,181	3.92	1.35	to	2.30	6.40	to	6.79
MF7
	December 31, 2005	6,270,011	10.34	to	12.47	75,047,190	5.84	1.00	to	2.55	(0.99)	to	0.58
	December 31, 2004	6,078,648	10.44	to	12.39	72,842,791	5.91	1.00	to	2.55	3.20	to	4.85	(y)
	December 31, 2003	5,706,413	10.12	to	11.82	65,794,236	4.22	1.00	to	2.55	1.15	to	8.34	(y)
	December 31, 2002	3,399,082	10.56	to	10.91	36,841,435	3.50	1.00	to	2.10	5.58	to	8.81
	December 31, 2001 (a)	1,039,445	10.06	to	10.08	10,465,489	-	1.15	to	1.85	0.01	to	0.81

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(b) For the period August 5, 2002 (commencement of operations) through December 31, 2002.

(d) For the period February 2, 2004 (commencement of operations) through December 31, 2004.

(e) For the period April 25, 2005 (commencement of operations) through December 31, 2005.

(f) For the period October 31, 2005 (commencement of operations) through December 31, 2005.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added the sub-account during the period. See footnote ****

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
BDS
	December 31, 2005	9,925,405	$ 13.32	to	14.60	$141,413,865	6.16%	1.15	to	1.85%	(0.12)	to	0.60%
	December 31, 2004	11,381,676	13.32	to	14.54	161,562,164	6.19	1.15	to	1.85	4.28	to	5.04
	December 31, 2003	14,515,463	12.47	to	13.88	196,808,905	5.07	1.15	to	1.85	7.69	to	8.62 (y)
	December 31, 2002	16,672,091	11.84	to	12.82	209,295,113	3.62	1.00	to	1.85	7.56	to	8.50
	December 31, 2001	14,562,283	10.99	to	11.87	169,138,563	3.26	1.00	to	1.85	5.79	to	6.71
MFD
	December 31, 2005	3,518,217	8.69	to	14.58	32,540,878	0.37	1.00	to	2.30	(1.67)	to	(0.37)
	December 31, 2004	3,522,979	8.80	to	14.66	32,971,898	-	1.00	to	2.10	8.23	to	9.67 (y)
	December 31, 2003	3,536,749	8.09	to	13.40	30,045,935	-	1.00	to	2.30	25.40	to	27.07 (y)
	December 31, 2002	3,163,343	6.42	to	10.56	20,470,534	0.15	1.00	to	2.10	(33.81)	to	5.64
	December 31, 2001 (a)	1,178,384	9.70	to	9.72	11,446,860	-	1.15	to	1.85	(2.99)	to	(2.75)
CAS
	December 31, 2005	41,628,520	5.41	to	27.00	548,698,901	0.64	1.00	to	1.85	(0.95)	to	(0.09)
	December 31, 2004	41,868,827	5.46	to	27.13	564,955,111	0.06	1.00	to	1.85	8.96	to	9.91
	December 31, 2003	47,654,629	5.00	to	24.78	612,259,795	-	1.00	to	1.85	26.33	to	27.42 (y)
	December 31, 2002	53,276,821	3.95	to	19.52	560,298,723	0.17	1.00	to	1.85	(80.74)	to	(33.06)
	December 31, 2001	64,553,284	5.93		32.05	1,061,993,683	0.36	1.00	to	1.85	(26.71)	to	(26.07)
CO1
	December 31, 2005	1,483,374	8.93	to	14.96	14,992,153	0.69	1.10	to	2.25	(0.96)	to	0.20
	December 31, 2004	1,675,705	8.98	to	14.94	16,686,864	0.29	1.10	to	2.25	9.93	to	16.04 (y)
	December 31, 2003	1,740,370	8.13	to	13.44	15,053,183	0.14	1.10	to	2.30	25.06	to	26.60 (y)
	December 31, 2002	1,659,796	6.47	to	10.63	10,868,241	0.06	1.10	to	2.30	(31.83)	to	6.30
	December 31, 2001 (a)	707,598	9.50	to	9.52	6,728,752	-	1.10	to	1.85	(5.03)	to	(4.80)
COS
	December 31, 2005	21,130,668	5.83	to	16.85	194,106,985	0.95	1.00	to	1.85	(0.24)	to	0.63
	December 31, 2004	26,220,995	5.83	to	16.81	245,462,968	0.49	1.00	to	1.85	10.70	to	11.67
	December 31, 2003	31,162,190	5.25	to	15.11	265,953,050	0.36	1.00	to	1.85	25.93	to	27.02
	December 31, 2002	36,579,889	4.15	to	11.94	248,530,711	0.09	1.00	to	1.85	(31.68)	to	(31.09)
	December 31, 2001	49,296,039	6.06	to	17.39	494,301,507	-	1.00	to	1.85	(26.32)	to	(25.71)
MFF
	December 31, 2005	1,747,003	9.53	to	16.31	18,519,452	-	1.00	to	2.30	6.40	to	7.81
	December 31, 2004	1,863,783	8.91	to	15.16	18,305,802	-	1.00	to	2.25	10.36	to	11.83 (y)
	December 31, 2003	1,705,653	8.04	to	13.58	14,517,814	-	1.15	to	2.25	28.12	to	29.83 (y)
	December 31, 2002	1,550,123	6.25	to	10.48	9,746,182	-	1.15	to	1.90	(35.57)	to	4.82
	December 31, 2001 (a)	526,836	9.69	to	9.72	5,113,096	-	1.15	to	1.85	(3.06)	to	(2.83)
EGS
	December 31, 2005	30,633,904	4.95	to	20.81	315,569,435	-	1.00	to	1.85	7.12	to	8.05
	December 31, 2004	37,868,174	4.62	to	19.33	375,214,309	-	1.00	to	1.85	11.14	to	12.11
	December 31, 2003	44,118,674	4.15	to	17.31	407,376,323	-	1.00	to	1.85	29.06	to	30.18
	December 31, 2002	50,696,788	3.22	to	13.35	370,438,018	-	1.00	to	1.85	(35.40)	to	(34.83)
	December 31, 2001	65,948,379	4.97	to	20.57	763,479,404	-	1.00	to	1.85	(35.80)	to	(35.24)
EM1
	December 31, 2005	441,657	11.24	to	25.83	10,352,754	0.51	1.15	to	2.25	12.42	to	34.88
	December 31, 2004	340,870	15.44	to	19.16	6,301,071	0.84	1.15	to	1.85	24.28	to	25.42 (y)
	December 31, 2003	336,533	12.42	to	15.28	4,983,507	0.39	1.15	to	2.05	49.01	to	50.38 (y)
	December 31, 2002	204,949	9.90	to	10.16	2,036,932	1.18	1.15	to	1.85	(3.93)	to	1.59
	December 31, 2001 (a)	36,622	10.30	to	10.33	377,616	-	1.15	to	1.85	3.01	to	3.27
EME
	December 31, 2005	3,923,235	19.11	to	22.64	81,260,933	0.68	1.00	to	1.85	34.24	to	35.40
	December 31, 2004	3,707,620	14.24	to	16.78	57,029,517	1.02	1.00	to	1.85	24.82	to	25.91
	December 31, 2003	3,765,936	11.40	to	13.38	46,170,963	0.59	1.00	to	1.85	49.78	to	51.08 (y)
	December 31, 2002	3,685,145	7.61	to	8.89	30,076,632	1.24	1.00	to	1.85	(3.75)	to	(2.92)
	December 31, 2001	3,800,561	7.91	to	9.19	31,963,479	-	1.00	to	1.85	(2.88)	to	(2.03)

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added to the sub-account during the period. See footnote ****

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
GG1
	December 31, 2005	327,850	$ 11.88	to	13.61	$4,232,469	10.41%	1.15	to	1.85%	(9.20)	to	(8.56	) %
	December 31, 2004	340,389	13.03	to	14.92	4,820,154	12.26	1.15	to	1.85	7.76	to	8.53	(y)
	December 31, 2003	408,658	12.03	to	13.74	5,349,433	5.62	1.15	to	1.85	13.17	to	13.98	(y)
	December 31, 2002	344,004	10.58	to	11.56	3,969,895	-	1.15	to	2.05	5.85	to	18.91
	December 31, 2001 (a)	17,109	9.70	to	9.72	166,093	-	1.15	to	1.85	(3.04)	to	(2.80)
GGS
	December 31, 2005	2,809,654	13.07	to	18.51	43,876,264	10.70	1.00	to	1.85	(8.92)	to	(8.13)
	December 31, 2004	3,280,149	14.35	to	20.22	56,460,907	12.59	1.00	to	1.85	8.02	to	8.96	(y)
	December 31, 2003	3,854,620	12.38	to	18.63	61,738,804	5.37	1.00	to	1.85	13.46	to	14.44	(y)
	December 31, 2002	4,610,834	11.71	to	16.34	64,709,568	-	1.00	to	1.85	18.39	to	19.25
	December 31, 2001	3,647,399	9.88	to	13.74	44,882,046	-	1.15	to	1.85	(3.96)	to	(3.11)
GG2
	December 31, 2005	552,979	12.32	to	16.98	7,538,233	0.23	1.00	to	2.10	7.44	to	8.64
	December 31, 2004	614,351	11.44	to	15.66	7,740,130	0.31	1.00	to	2.10	12.75	to	14.25
	December 31, 2003	615,859	10.10	to	13.74	6,778,114	0.26	1.00	to	2.30	32.02	to	33.78	(y)
	December 31, 2002	468,329	7.62	to	10.28	3,713,489	0.25	1.00	to	1.85	(21.15)	to	2.75
	December 31, 2001 (a)	140,349	9.66	to	9.68	1,357,130	-	1.15	to	1.85	(3.41)	to	(3.18)
GGR
	December 31, 2005	8,221,692	8.55	to	25.99	145,928,483	0.47	1.00	to	1.85	8.00	to	8.94
	December 31, 2004	9,885,010	7.91	to	23.95	165,248,378	0.48	1.00	to	1.85	13.47	to	14.45	(y)
	December 31, 2003	11,683,281	6.97	to	21.01	175,751,261	0.49	1.15	to	1.85	32.94	to	34.09	(y)
	December 31, 2002	13,695,036	5.24	to	15.73	157,722,758	0.28	1.15	to	1.85	(20.86)	to	(20.29)
	December 31, 2001	17,723,668	6.61	to	19.78	260,751,103	0.71	1.15	to	1.85	(21.18)	to	(20.61)
GT2
	December 31, 2005	1,195,804	13.44	to	14.93	16,498,684	3.81	1.00	to	2.05	1.42	to	2.51
	December 31, 2004	1,049,400	13.23	to	14.59	14,165,553	2.33	1.15	to	2.05	14.47	to	15.53	(y)
	December 31, 2003	965,835	11.53	to	12.64	11,304,042	2.14	1.15	to	2.05	20.02	to	21.13	(y)
	December 31, 2002	575,530	9.59	to	9.70	5,544,326	1.70	1.00	to	1.85	(1.45)	to	(0.60)
	December 31, 2001 (a)	151,199	9.73	to	9.75	1,472,798	-	1.15	to	1.85	(2.72)	to	(2.48)
GTR
	December 31, 2005	8,201,461	12.82	to	24.38	156,049,255	4.27	1.15	to	1.85	1.85	to	2.59
	December 31, 2004	8,363,603	12.58	to	23.82	160,297,490	2.50	1.15	to	1.85	14.94	to	15.78
	December 31, 2003	8,836,494	10.94	to	20.63	151,229,262	2.10	1.15	to	1.85	20.70	to	21.58	(y)
	December 31, 2002	5,490,465	9.06	to	17.01	76,987,347	1.91	1.15	to	1.85	(1.26)	to	(0.54)
	December 31, 2001	5,780,805	9.17	to	17.14	84,171,649	4.19	1.15	to	1.85	(7.93)	to	(7.26)
MFK
	December 31, 2005	19,255,861	9.87	to	11.47	205,291,955	4.32	1.00	to	2.55	(0.59)	to	0.99
	December 31, 2004	15,785,190	9.93	to	11.35	169,069,438	5.19	1.00	to	2.55	0.86	to	2.51	(y)
	December 31, 2003	12,383,782	9.84	to	11.05	131,892,096	3.98	1.10	to	2.55	(1.64)	to	0.85	(y)
	December 31, 2002	8,558,119	10.21	to	10.96	93,288,471	3.90	1.00	to	2.30	2.09	to	8.34
	December 31, 2001 (a)	2,355,604	10.10	to	10.12	23,818,975	-	1.15	to	1.85	0.99	to	1.24
GSS
	December 31, 2005	22,849,712	12.14	to	19.27	344,042,581	4.75	1.00	to	1.85	0.42	to	1.28
	December 31, 2004	26,991,543	12.08	to	19.10	406,733,201	5.63	1.00	to	1.85	1.84	to	2.72
	December 31, 2003	35,262,145	11.85	to	18.66	521,823,973	4.70	1.00	to	1.85	0.26	to	1.13
	December 31, 2002	50,577,174	11.80	to	18.52	743,720,269	4.46	1.00	to	1.85	7.77	to	8.71
	December 31, 2001	43,557,072	10.94	to	20.29	595,911,760	5.36	1.00	to	1.85	5.45	to	6.37
MFC
	December 31, 2005	7,227,900	10.62	to	13.73	95,167,528	7.45	1.00	to	2.55	(0.66)	to	0.92
	December 31, 2004	7,034,638	10.65	to	13.63	92,066,666	6.45	1.00	to	2.55	6.49	to	8.27	(y)
	December 31, 2003	6,699,213	10.89	to	12.65	81,254,026	8.01	1.10	to	2.55	8.91	to	20.00	(y)
	December 31, 2002	3,266,770	9.91	to	10.61	32,604,716	9.43	1.00	to	2.25	0.07	to	6.09
	December 31, 2001 (a)	838,150	9.87	to	9.89	8,280,487	-	1.15	to	1.85	(1.34)	to	(1.09)

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added to the sub-account during the period. See footnote ****

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	Lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
HYS
	December 31, 2005	14,094,783	$11.89	to	23.13	$214,798,743	8.45%	1.00	to	1.85%	0.31	to	1.17%
	December 31, 2004	17,473,238	11.85	to	22.95	267,795,978	7.78	1.00	to	1.85	7.51	to	8.45
	December 31, 2003	21,115,563	11.02	to	21.25	302,952,628	8.99	1.00	to	1.85	19.20	to	20.23
	December 31, 2002	20,985,015	9.24	to	17.74	257,293,833	10.19	1.00	to	1.85	0.80	to	1.67
	December 31, 2001	24,640,912	9.16	to	17.52	301,095,084	9.61	1.00	to	1.85	(0.14)	to	0.73
IG1
	December 31, 2005	1,221,898	14.56	to	18.52	18,247,713	0.70	1.00	to	2.05	12.28	to	13.48
	December 31, 2004	1,328,474	12.95	to	16.35	17,567,913	0.38	1.00	to	2.05	16.14	to	17.39 (y)
	December 31, 2003	1,333,889	11.12	to	13.96	15,049,223	0.54	1.15	to	2.05	35.52	to	36.97 (y)
	December 31, 2002	1,265,240	8.19	to	10.21	10,427,953	0.64	1.15	to	1.85	(14.25)	to	2.09
	December 31, 2001	326,874	9.49	to	9.51	3,104,040		1.15	to	1.85	(5.15)	to	(4.91)
IGS
	December 31, 2005	8,840,529	11.68	to	15.87	119,334,575	0.93	1.00	to	1.85	12.79	to	13.76
	December 31, 2004	9,969,224	10.35	to	13.97	119,165,042	0.56	1.00	to	1.85	16.73	to	17.75
	December 31, 2003	10,442,087	8.86	to	11.88	106,629,189	0.75	1.00	to	1.85	36.10	to	37.28
	December 31, 2002	11,708,342	6.51	to	8.67	87,260,895	0.56	1.00	to	1.85	(13.52)	to	(12.77)
	December 31, 2001	13,618,628	7.52	to	9.95	116,926,690	0.71	1.00	to	1.85	(34.69)	to	(18.28)
MI1
	December 31, 2005	661,889	15.97	to	19.40	10,873,687	0.88	1.15	to	1.85	12.81	to	13.62
	December 31, 2004	464,476	14.15	to	17.08	6,685,849	0.67	1.15	to	1.85	25.37	to	26.27
	December 31, 2003	399,293	11.29	to	13.53	4,572,074	0.68	1.15	to	1.85	30.74	to	31.67 (y)
	December 31, 2002	253,434	8.63	to	10.28	2,198,379	0.97	1.15	to	1.85	(7.70)	to	2.84
	December 31, 2001 (a)	45,114	9.36	to	9.38	422,349		1.15	to	1.85	(6.45)	to	(6.21)
MII
	December 31, 2005	5,984,457	13.81	to	21.64	105,062,829	1.11	1.00	to	1.85	13.09	to	14.07
	December 31, 2004	5,206,659	12.20	to	19.04	82,150,477	0.73	1.00	to	1.85	25.65	to	26.74 (y)
	December 31, 2003	4,579,850	9.71	to	15.08	58,724,401	1.02	1.15	to	1.85	31.16	to	32.29 (y)
	December 31, 2002	4,845,066	7.40	to	11.44	48,423,016	0.81	1.15	to	1.85	(7.68)	to	(7.01)
	December 31, 2001	5,653,736	8.01	to	12.34	61,526,355	1.98	1.15	to	1.85	(14.32)	to	(6.98)
MS1
	December 31, 2005 (z)						0.31	0.33	to	0.62	(7.87)	to	(7.63)
	December 31, 2004	319,540	8.92	to	13.84	2,927,004	-	1.00	to	1.85	4.47	to	5.38
	December 31, 2003	328,461	8.54	to	13.16	2,863,166	-	1.00	to	1.85	22.60	to	23.66 (y)
	December 31, 2002	320,127	6.97	to	10.65	2,241,427	-	1.00	to	1.85	(27.52)	to	6.55
	December 31, 2001 (a)	78,580	9.61	to	9.64	756,187	-	1.15	to	1.85	(3.86)	to	(3.62)
MSS
	December 31, 2005 (z)						0.55	0.38	to	0.62	(7.78)	to	(7.57)
	December 31, 2004	10,357,284	4.90	to	21.94	129,404,429	0.04	1.15	to	1.85	4.71	to	5.48
	December 31, 2003	12,280,302	4.68	to	20.85	148,949,104	-	1.15	to	1.85	22.97	to	23.86
	December 31, 2002	14,253,338	3.80	to	16.88	143,971,087	-	1.15	to	1.85	(77.23)	to	(26.83)
	December 31, 2001	18,605,449	5.24	to	27.47	262,609,717	-	1.15	to	1.85	(36.72)	to	(36.26)
M1B
	December 31, 2005	7,285,892	9.11	to	13.85	78,659,290	0.28	1.00	to	2.55	1.51	to	3.12
	December 31, 2004	7,277,585	8.91	to	13.46	75,706,711	-	1.00	to	2.55	6.56	to	8.26 (y)
	December 31, 2003	6,650,621	8.30	to	12.45	61,950,966	-	1.00	to	2.55	10.66	to	21.62 (y)
	December 31, 2002	4,230,272	6.88	to	10.26	29,392,471	0.12	1.00	to	2.10	(29.45)	to	2.61
	December 31, 2001	1,419,642	9.76	to	9.78	13,864,858	-	1.10	to	1.85	(2.45)	to	(2.21)
MIS
	December 31, 2005	43,809,878	6.05	to	10.75	365,666,252	0.52	1.00	to	1.85	2.45	to	3.33
	December 31, 2004	52,900,145	5.90	to	10.42	431,900,622	0.07	1.00	to	1.85	7.58	to	8.51
	December 31, 2003	61,247,213	5.48	to	9.62	464,658,182	-	1.00	to	1.85	21.11	to	22.15
	December 31, 2002	65,830,913	4.52	to	7.88	411,220,281	0.15	1.00	to	1.85	(29.39)	to	(28.78)
	December 31, 2001	82,854,696	6.40	to	11.08	733,044,616	0.11	1.00	to	1.85	(26.29)	to	(25.65)

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added to the sub-account during the period. See footnote ****

(z) Fund closed during the year

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
MFL
	December 31, 2005	14,452,676	$ 10.35	to	14.83	$185,054,959	0.84%	1.00	to	2.55%	4.69	to	6.35%
	December 31, 2004	7,171,814	9.81	to	13.97	75,087,391	0.83	1.00	to	2.25	9.16	to	14.32 (y)
	December 31, 2003	7,446,726	8.95	to	12.66	69,845,786	0.92	1.00	to	2.30	19.64	to	21.23 (y)
	December 31, 2002	6,235,850	7.45	to	10.46	46,842,065	0.95	1.00	to	2.10	(22.85)	to	4.61
	December 31, 2001 (a)	1,960,395	9.65	to	9.68	18,941,390		1.15	to	1.85	(3.49)	to	(3.26)
MIT
	December 31, 2005	59,467,044	8.59	to	30.36	858,600,168	0.97	1.00	to	1.85	5.72	to	6.63
	December 31, 2004	71,195,865	8.12	to	28.58	993,646,065	1.03	1.00	to	1.85	9.91	to	10.86 (y)
	December 31, 2003	82,105,319	7.39	to	25.88	1,068,836,521	1.14	1.00	to	1.85	20.56	to	21.61 (y)
	December 31, 2002	93,484,847	6.12	to	21.36	1,027,852,421	1.03	1.00	to	1.85	(22.69)	to	(22.01)
	December 31, 2001	114,934,813	7.92	to	27.50	1,672,347,859	0.81	1.00	to	1.85	(17.30)	to	(16.58)
MC1
	December 31, 2005	3,978,465	7.61	to	16.61	40,389,836	-	1.00	to	2.55	0.16	to	1.75
	December 31, 2004	4,467,480	7.55	to	16.36	44,072,943	-	1.00	to	2.55	11.36	to	13.14
	December 31, 2003	4,289,811	6.73	to	14.49	36,228,952	-	1.00	to	2.55	21.51	to	35.96 (y)
	December 31, 2002	2,772,461	4.99	to	10.67	14,018,481	-	1.00	to	2.25	(48.15)	to	6.72
	December 31, 2001 (a)	723,935	9.63	to	9.65	6,977,776	-	1.15	to	1.85	(3.73)	to	(3.50)
MCS
	December 31, 2005	12,048,420	5.37	to	5.78	68,651,430	-	1.15	to	1.85	1.20	to	1.93
	December 31, 2004	14,935,080	5.31	to	5.67	83,825,087	-	1.15	to	1.85	12.50	to	13.32
	December 31, 2003	15,334,959	4.71	to	5.00	76,141,789	-	1.15	to	1.85	35.33	to	36.31
	December 31, 2002	10,939,748	3.48	to	3.67	39,906,465	-	1.15	to	1.85	(48.14)	to	(47.76)
	December 31, 2001	10,773,649	6.70	to	7.02	75,425,977	0.07	1.15	to	1.85	(24.62)	to	(24.06)
MCV
	December 31, 2005	1,682,084	12.68	to	17.29	25,549,351	-	1.15	to	2.55	4.67	to	6.17
	December 31, 2004	1,649,863	12.05	to	16.30	23,975,740	-	1.15	to	2.55	18.64	to	20.35 (y)
	December 31, 2003	1,271,769	10.10	to	13.55	15,678,656	0.03	1.15	to	2.55	22.81	to	30.39 (y)
	December 31, 2002 (c)	86,168	7.83	to	10.40	703,547	-	1.15	to	2.05	(21.69)	to	3.97
MM1
	December 31, 2005	11,958,338	9.59	to	10.10	117,199,576	2.49	1.00	to	2.55	(0.14)	to	1.44
	December 31, 2004	8,633,307	9.58	to	9.99	84,038,433	0.64	1.00	to	2.55	(2.00)	to	(0.11) (y)
	December 31, 2003	4,896,722	9.75	to	9.98	48,317,367	0.38	1.00	to	2.55	(1.93)	to	(0.63) (y)
	December 31, 2002	5,279,063	9.92	to	10.04	52,748,947	1.00	1.00	to	2.10	(0.85)	to	0.01
	December 31, 2001 (a)	2,033,294	10.01	to	10.03	20,484,394	0.52	1.15	to	1.85	0.09	to	0.34
MMS
	December 31, 2005	15,938,732	10.17	to	13.48	191,927,367	2.67	1.00	to	1.85	0.82	to	1.70
	December 31, 2004	19,134,186	10.06	to	13.31	228,260,816	0.80	1.00	to	1.85	(1.04)	to	(0.19)
	December 31, 2003	27,710,277	10.14	to	13.38	333,687,915	0.64	1.00	to	1.85	(1.23)	to	(0.38)
	December 31, 2002	47,957,226	10.25	to	13.48	581,571,010	1.26	1.00	to	1.85	(55.73)	to	0.26
	December 31, 2001	53,824,814	10.28	to	15.07	654,496,482	3.49	1.00	to	1.85	1.85	to	2.74
M1A
	December 31, 2005	6,422,025	9.54	to	15.10	82,239,579	-	1.00	to	2.55	2.29	to	3.91
	December 31, 2004	4,707,914	9.28	to	14.56	54,151,676	-	1.00	to	2.55	4.47	to	26.21 (y)
	December 31, 2003	3,069,941	8.84	to	13.75	28,856,139	-	1.00	to	2.30	22.94	to	33.66 (y)
	December 31, 2002	2,530,871	6.69	to	10.30	17,111,473	-	1.00	to	2.05	(34.89)	to	2.98
	December 31, 2001 (a)	744,162	10.29	to	10.31	7,664,202	-	1.15	to	1.85	2.86	to	3.12
NWD
	December 31, 2005	12,797,342	7.66	to	15.12	137,501,927	-	1.00	to	1.85	3.27	to	4.16
	December 31, 2004	15,598,558	7.40	to	14.53	164,314,000	-	1.00	to	1.85	5.49	to	6.41
	December 31, 2003	17,567,342	6.99	to	13.68	176,434,664	-	1.00	to	1.85	32.79	to	33.94
	December 31, 2002	18,934,627	5.25	to	10.23	142,395,159	-	1.00	to	1.85	(34.69)	to	(34.13)
	December 31, 2001	20,720,859	8.01	to	15.54	238,495,660	-	1.00	to	1.85	(8.76)	to	(6.20)
RE1
	December 31, 2005	2,260,668	10.38	to	15.65	27,431,958	0.37	1.10	to	2.25	5.29	to	6.53
	December 31, 2004	2,212,955	9.82	to	14.71	24,899,828	0.76	1.10	to	2.10	13.05	to	17.40
	December 31, 2003	1,658,552	8.66	to	12.88	15,941,604	0.54	1.10	to	2.15	15.22	to	23.64 (y)
	December 31, 2002	998,378	7.06	to	10.43	7,124,245	0.39	1.10	to	2.05	(26.73)	to	4.31
	December 31, 2001 (a)	322,046	9.63	to	9.66	3,105,571	-	1.10	to	1.85	(3.70)	to	(3.46)

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(c) For the period May 01, 2002 (commencement of operations) through December 31, 2002.

(y) As revised, to reflect an incorrect assumption in the calculation of total return relating to the start date for new levels added the sub-account during the period. See footnote ****

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	Lowest to highest			Net Assets	Ratio*	Lowest to highest**			Lowest to highest***

RES
	December 31, 2005	23,187,138	$7.18	to	23.63	$352,950,696	0.58%	1.15	to	1.85%	6.02	to	6.78%
	December 31, 2004	28,414,936	6.77	to	22.18	416,020,180	0.93	1.15	to	1.85	13.68	to	14.51
	December 31, 2003	34,114,618	5.95	to	19.42	449,074,479	0.86	1.15	to	1.85	23.00	to	23.89 (y)
	December 31, 2002	40,346,263	4.83	to	15.71	442,075,147	0.42	1.00	to	1.85	(26.53)	to	(25.99)
	December 31, 2001	52,722,243	6.58	to	21.28	797,021,574	0.03	1.15	to	1.85	(22.86)	to	(22.29)
RG1
	December 31, 2005	870,283	11.12	to	15.60	9,951,870	0.44	1.10	to	2.05	4.21	to	5.22
	December 31, 2004	905,199	10.67	to	14.84	9,872,571	0.47	1.10	to	2.05	11.94	to	13.03
	December 31, 2003	919,450	9.53	to	13.15	8,883,437	0.59	1.10	to	2.05	24.88	to	26.09 (y)
	December 31, 2002	836,210	7.62	to	10.44	6,404,569	0.67	1.10	to	1.85	(23.54)	to	4.37
	December 31, 2001 (a)	317,814	9.91	to	9.93	3,151,992		1.10	to	1.85	(0.94)	to	(0.70)
RGS
	December 31, 2005	6,688,530	9.75	to	14.61	78,190,704	0.69	1.00	to	1.85	4.59	to	5.49
	December 31, 2004	7,171,116	9.24	to	13.87	80,437,148	0.67	1.00	to	1.85	12.50	to	13.48 (y)
	December 31, 2003	7,761,504	8.21	to	12.26	77,446,938	0.77	1.15	to	1.85	25.50	to	26.59 (y)
	December 31, 2002	7,794,225	6.53	to	9.72	61,785,510	0.71	1.15	to	1.85	(22.86)	to	(22.30)
	December 31, 2001	8,941,881	8.46	to	12.54	92,120,442	0.43	1.15	to	1.85	(12.56)	to	(11.92)
RI1
	December 31, 2005	5,123,155	13.45	to	18.32	87,231,876	0.59	1.15	to	2.55	13.24	to	14.86
	December 31, 2004	4,045,282	11.81	to	15.96	59,726,643	0.38	1.15	to	2.55	17.87	to	19.57 (y)
	December 31, 2003	2,221,110	10.68	to	13.35	27,027,191	0.26	1.15	to	2.55	25.72	to	31.87 (y)
	December 31, 2002	688,316	8.15	to	10.13	5,755,219	0.28	1.15	to	2.10	(13.67)	to	1.31
	December 31, 2001 (a)	269,147	9.40	to	9.42	2,533,532	-	1.15	to	1.85	(5.99)	to	(5.76)
RIS
	December 31, 2005	6,756,158	11.33	to	19.96	91,829,693	0.79	1.15	to	1.85	14.41	to	15.24
	December 31, 2004	7,228,881	9.88	to	17.32	85,264,194	0.48	1.15	to	1.85	18.95	to	19.82
	December 31, 2003	7,413,002	8.28	to	14.45	73,292,770	0.61	1.15	to	1.85	31.38	to	32.34
	December 31, 2002	8,305,636	6.28	to	10.92	61,819,925	0.26	1.15	to	1.85	(13.12)	to	(12.49)
	December 31, 2001	9,379,991	7.21	to	12.48	79,918,982	0.83	1.15	to	1.85	(19.29)	to	(18.70)
SG1
	December 31, 2005	3,249,303	8.64	to	14.72	39,158,679	0.12	1.15	to	2.55	(1.40)	to	0.01
	December 31, 2004	3,351,218	8.70	to	14.73	40,429,490	-	1.00	to	2.55	3.86	to	5.51
	December 31, 2003	2,600,189	8.31	to	13.98	29,290,904	-	1.00	to	2.55	13.46	to	25.78 (y)
	December 31, 2002	729,461	6.67	to	11.13	4,997,289	-	1.00	to	2.05	(31.44)	to	11.31
	December 31, 2001 (a)	204,017	9.72	to	9.75	1,985,914	-	1.15	to	1.85	(2.76)	to	(2.52)
SGS
	December 31, 2005	5,803,755	5.54	to	7.35	36,169,909	0.34	1.00	to	1.85	(0.47)	to	0.39
	December 31, 2004	7,207,008	5.56	to	7.35	45,009,582	-	1.00	to	1.85	4.84	to	5.75
	December 31, 2003	7,977,749	5.31	to	6.98	47,472,900	-	1.00	to	1.85	25.18	to	26.25
	December 31, 2002	8,056,046	4.24	to	5.55	38,193,061	-	1.00	to	1.85	(31.40)	to	(30.80)
	December 31, 2001	10,790,691	6.17	to	9.73	73,896,639	-	1.00	to	1.85	(26.04)	to	(25.39)
SI1
	December 31, 2005	1,805,113	11.97	to	12.73	22,487,758	6.66	1.15	to	2.30	(0.72)	to	0.44
	December 31, 2004	1,930,592	12.05	to	12.68	24,035,088	5.67	1.15	to	2.25	5.34	to	6.59 (y)
	December 31, 2003	1,775,616	11.45	to	11.89	20,856,822	4.05	1.15	to	2.25	9.89	to	11.18 (y)
	December 31, 2002	1,211,192	10.42	to	10.70	12,904,706	3.83	1.00	to	2.30	4.23	to	6.23
	December 31, 2001 (a)	256,166	10.06	to	10.09	2,581,663	-	1.15	to	1.85	0.64	to	0.89
SIS
	December 31, 2005	4,397,877	12.65	to	13.55	58,018,808	7.12	1.15	to	1.85	0.01	to	0.73
	December 31, 2004	4,922,159	12.64	to	13.45	64,706,617	4.80	1.15	to	1.85	6.04	to	6.81
	December 31, 2003	5,366,035	11.91	to	12.59	66,281,500	4.48	1.15	to	1.85	10.80	to	11.60
	December 31, 2002	5,060,468	10.75	to	11.28	56,213,140	4.38	1.00	to	1.85	5.50	to	6.26
	December 31, 2001	4,516,487	10.18	to	10.62	47,304,649	3.32	1.00	to	1.85	1.43	to	17.49
SVS
	December 31, 2005	796,494	10.87	to	15.59	10,531,335	0.75	1.15	to	2.30	(3.00)	to	(1.86)
	December 31, 2004	847,507	11.18	to	15.90	11,455,484	0.23	1.15	to	2.25	15.05	to	16.41 (y)
	December 31, 2003	696,940	9.69	to	13.66	8,170,754	0.09	1.15	to	2.30	24.10	to	25.56 (y)
	December 31, 2002 (c)	131,129	7.80	to	10.88	1,072,102	-	1.15	to	2.10	(21.99)	to	8.82

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(c) For the period May 01, 2002 (commencement of operations) through December 31, 2002.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added to the sub-account during the period. See footnote ****

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	Lowest to highest			Net Assets	Ratio*	Lowest to highest**			Lowest to highest***

TE1
	December 31, 2005	419,282	$ 7.60	to	16.56	$3,377,159	-%	1.15	to	1.85%	4.07	to	4.81%
	December 31, 2004	482,254	7.30	to	15.81	3,633,413	-	1.15	to	1.85	(0.13)	to	0.79	(y)
	December 31, 2003	547,602	7.30	to	15.69	4,095,386	-	1.15	to	2.05	42.38	to	43.69	(y)
	December 31, 2002	292,860	5.11	to	10.93	1,507,781	-	1.15	to	1.85	(47.37)	to	9.27
	December 31, 2001 (a)	97,036	9.72	to	9.74	943,990	-	1.15	to	1.85	(2.84)	to	(2.60)
TEC
	December 31, 2005	5,244,561	3.40	to	3.82	18,988,564	-	1.15	to	1.85	4.23	to	4.99
	December 31, 2004	6,675,608	3.26	to	3.63	23,074,612	-	1.15	to	1.85	0.54	to	1.27
	December 31, 2003	8,298,127	3.24	to	3.59	28,352,273	-	1.00	to	2.50	42.71	to	43.74	(y)
	December 31, 2002	5,811,547	2.27	to	2.51	14,026,934	-	1.00	to	1.85	(46.99)	to	(46.53)
	December 31, 2001	7,440,220	4.27	to	4.69	33,859,676	0.02	1.00	to	1.85	(40.00)	to	(39.48)
MFJ
	December 31, 2005	49,480,358	10.98	to	13.57	629,492,828	2.32	1.00	to	2.55	0.20	to	1.79
	December 31, 2004	35,062,662	10.90	to	13.35	433,233,722	2.17	1.00	to	2.55	8.30	to	10.03	(y)
	December 31, 2003	21,048,945	10.29	to	12.16	231,480,462	2.74	1.00	to	2.50	9.69	to	15.66	(y)
	December 31, 2002	13,048,289	9.00	to	10.54	120,728,633	2.87	1.00	to	2.30	(9.97)	to	5.36
	December 31, 2001 (a)	3,047,596	9.95	to	9.97	30,354,276	-	1.15	to	1.85	(0.53)	to	(0.29)
TRS
	December 31, 2005	61,210,836	12.11	to	30.74	1,229,097,435	2.66	1.15	to	1.85	1.12	to	1.85
	December 31, 2004	70,122,337	11.96	to	30.25	1,417,695,061	2.52	1.00	to	1.85	9.40	to	10.35
	December 31, 2003	77,917,832	10.92	to	27.52	1,465,467,127	3.35	1.00	to	1.85	14.98	to	15.98
	December 31, 2002	86,032,615	9.49	to	23.82	1,430,271,084	3.22	1.00	to	1.85	(68.81)	to	(6.66)
	December 31, 2001	92,999,406	10.24	to	30.76	1,718,764,462	3.41	1.00	to	1.85	(1.36)	to	(0.64)
MFE
	December 31, 2005	2,310,367	12.98	to	22.13	37,623,081	0.76	1.00	to	2.30	14.35	to	15.81
	December 31, 2004	1,823,681	11.30	to	19.15	24,246,657	1.74	1.00	to	2.25	21.17	to	28.71	(y)
	December 31, 2003	1,653,827	8.86	to	14.91	15,912,021	2.77	1.00	to	2.30	32.90	to	34.67	(y)
	December 31, 2002	1,391,497	6.63	to	11.08	9,331,003	3.74	1.00	to	2.05	(25.56)	to	10.85
	December 31, 2001 (a)	605,177	8.91	to	8.93	5,400,088	-	1.15	to	1.85	(10.89)	to	(10.67)
UTS
	December 31, 2005	16,956,503	10.74	to	33.73	299,205,027	0.99	1.15	to	1.85	15.13	to	15.96
	December 31, 2004	18,353,815	9.30	to	29.16	285,330,031	1.95	1.15	to	1.85	27.96	to	28.89
	December 31, 2003	20,380,385	7.25	to	22.68	249,989,394	3.17	1.15	to	1.85	33.74	to	34.71
	December 31, 2002	22,902,575	5.40	to	16.88	210,814,418	3.79	1.00	to	1.85	(25.26)	to	(24.72)
	December 31, 2001	32,768,627	7.21	to	22.48	406,075,169	3.81	1.00	to	1.85	(25.72)	to	(25.18)
MV1
	December 31, 2005	9,478,274	11.80	to	15.49	124,900,820	1.19	1.00	to	2.55	3.64	to	5.28
	December 31, 2004	9,411,407	11.33	to	14.74	117,692,787	1.14	1.00	to	2.55	12.24	to	14.03	(y)
	December 31, 2003	7,717,616	10.04	to	12.96	83,091,042	1.35	1.00	to	2.55	18.88	to	23.84	(y)
	December 31, 2002	5,567,204	8.21	to	10.48	46,412,389	0.75	1.00	to	2.10	(17.93)	to	4.84
	December 31, 2001 (a)	1,683,747	9.78	to	9.80	16,478,083	-	1.10	to	1.85	(2.24)	to	(1.98)
MVS
	December 31, 2005	20,463,991	11.98	to	16.88	311,868,666	1.40	1.15	to	1.85	4.63	to	5.39
	December 31, 2004	22,855,509	11.43	to	16.02	332,260,043	1.30	1.00	to	1.85	13.38	to	14.36	(y)
	December 31, 2003	23,811,669	10.07	to	14.03	304,199,758	1.63	1.15	to	1.85	23.00	to	24.06	(y)
	December 31, 2002	25,236,732	8.18	to	11.32	261,243,141	0.83	1.00	to	1.85	(15.18)	to	(14.44)
	December 31, 2001	23,493,630	9.64	to	13.25	283,811,117	0.50	1.00	to	1.85	(9.21)	to	8.42
NMT
	December 31, 2005 (e)	462	11.28	to	11.28	5,204	-	1.65	to	1.65	12.79
NNG
	December 31, 2005 (e)	4,598	10.95	to	10.95	50,336	-	1.75	to	1.75	9.47
NMI
	December 31, 2005 (e)	1,299	11.94	to	11.95	15,506	0.08	1.55	to	1.65	19.43	to	19.52
OCA
	December 31, 2005	2,328,976	11.42	to	15.21	33,917,242	0.71	1.30	to	2.55	2.20	to	3.50
	December 31, 2004	2,178,624	12.30	to	14.70	30,806,058	0.22	1.25	to	2.55	3.89	to	5.17	(y)
	December 31, 2003	1,528,490	11.83	to	13.98	20,450,955	0.02	1.35	to	2.55	18.35	to	28.93	(y)
	December 31, 2002 (b)	16,503	10.81	to	10.84	178,514	-	1.35	to	2.05	8.09	to	8.40

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(b) For the period August 5, 2002 (commencement of operations) through December 31, 2002.

(e) For the period April 25, 2005 (commencement of operations) through December 31, 2005.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added to the sub-account during the period. See footnote ****

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
OGG
	December 31, 2005	991,457	$ 13.57	to	13.89	$13,587,975	0.67%	1.30	to	2.30%	11.44	to	12.58%
	December 31, 2004 (d)	514,788	12.18	to	12.30	6,301,890	0.10	1.25	to	2.30	16.14	to	17.27	(y)
OMG
	December 31, 2005	17,938,766	11.50	to	14.22	246,848,978	0.91	1.30	to	2.55	3.05	to	4.37
	December 31, 2004	8,686,835	11.11	to	13.63	114,799,188	0.25	1.25	to	2.55	6.36	to	11.40	(y)
	December 31, 2003	509,155	11.80	to	12.66	6,365,427	0.19	1.35	to	2.30	16.55	to	24.73	(y)
	December 31, 2002 (b)	17,855	9.56	to	10.15	180,752	-	1.35	to	2.25	(4.42)	to	1.51
OMS
	December 31, 2005	595,796	13.38	to	18.34	10,694,455	-	1.35	to	2.30	7.20	to	8.24
	December 31, 2004	489,698	15.24	to	16.95	8,170,089	-	1.25	to	2.30	16.43	to	17.57	(y)
	December 31, 2003	236,889	13.79	to	14.42	3,383,961	-	1.35	to	2.30	30.85	to	42.30	(y)
	December 31, 2002 (b)	15,242	10.10	to	10.13	154,060	-	1.35	to	2.10	0.99	to	1.30
PMB
	December 31, 2005	290,180	11.87	to	18.26	5,141,808	5.13	1.35	to	2.25	8.30	to	9.29
	December 31, 2004 (d)	96,856	15.84	to	16.71	1,583,863	4.20	1.25	to	2.25	9.59	to	10.61	(y)
PLD
	December 31, 2005	23,604,352	9.77	to	10.02	234,513,041	2.90	1.30	to	2.55	(1.56)	to	(0.30)
	December 31, 2004 (d)	11,851,375	9.93	to	10.06	118,663,580	1.46	1.25	to	2.55	(0.75)	to	0.47	(y)
PRR
	December 31, 2005	2,712,386	10.30	to	12.26	32,648,274	2.84	1.30	to	2.30	(0.24)	to	0.77
	December 31, 2004	1,942,972	10.27	to	12.17	23,367,250	1.04	1.25	to	2.30	2.70	to	7.44	(y)
	December 31, 2003	997,936	11.11	to	11.33	11,220,537	1.66	1.35	to	2.30	6.35	to	7.38	(y)
	December 31, 2002 (b)	48,547	10.52	to	10.55	511,033	3.18	1.35	to	2.10	5.17	to	5.50
PTR
	December 31, 2005	5,192,072	10.16	to	11.27	57,410,982	3.44	1.30	to	2.55	(0.15)	to	1.12
	December 31, 2004	4,491,441	10.14	to	11.15	49,373,803	1.90	1.25	to	2.55	1.45	to	3.47
	December 31, 2003	3,385,657	9.95	to	10.77	36,064,300	2.54	1.35	to	2.55	(0.47)	to	3.63	(y)
	December 31, 2002 (b)	144,063	10.36	to	10.41	1,494,943	3.71	1.35	to	2.25	3.58	to	4.11
PRA
	December 31, 2005 (f)	18,761	10.21	to	10.22	191,646	4.67	1.35	to	2.05	2.12	to	2.24
PCR
	December 31, 2005 (f)	49,012	10.29	to	10.30	504,509	2.08	1.35	to	2.30	2.86	to	3.02
SSA
	December 31, 2005	146,395	10.71	to	11.54	1,582,621	0.00	1.30	to	2.30	(3.25)	to	(2.26)
	December 31, 2004 (d)	99,939	11.07	to	11.17	1,110,866	0.09	1.25	to	2.30	10.73	to	11.71	(y)
IGB
	December 31, 2005	340,324	10.22	to	10.41	3,511,097	4.45	1.30	to	2.30	(0.60)	to	0.41
	December 31, 2004 (d)	67,201	10.23	to	10.37	694,126	4.32	1.25	to	2.30	2.28	to	3.71
SRE
	December 31, 2005	3,596,058	13.13	to	13.44	47,926,006	1.38	1.30	to	2.55	6.58	to	7.95
	December 31, 2004 (d)	1,693,151	12.32	to	12.46	20,994,795	-	1.25	to	2.55	23.19	to	24.58
SC3				to
	December 31, 2005	967,700	16.85	to	20.05	18,256,525	1.61	1.35	to	2.55	6.88	to	8.19
	December 31, 2004	1,046,871	15.77	to	18.59	18,344,566	1.68	1.25	to	2.55	29.91	to	31.52
	December 31, 2003	960,307	12.14	to	14.19	12,836,641	-	1.35	to	2.55	21.37	to	34.11	(y)
	December 31, 2002 (b)	27,198	10.06	to	10.09	273,956	34.66	1.35	to	2.10	0.60	to	0.91
CMM
	December 31, 2005 (e)	48,728	10.05	to	10.09	490,142	2.24	1.35	to	1.85	0.46	to	0.86

(b) For the period August 5, 2002 (commencement of operations) through December 31, 2002.

(d) For the period February 2, 2004 (commencement of operations) through December 31, 2004.

(e) For the period April 25, 2005 (commencement of operations) through December 31, 2005.

(f) For the period October 31, 2005 (commencement of operations) through December 31, 2005.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added to the sub-account during the period. See footnote ****

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

* Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

** Ratio represents the annualized contract expenses of the separate account. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expense of the underlying fund are excluded.

*** Represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

**** Amounts below reflect total return as previously reported.
	Total Return			Total Return
	lowest to highest			lowest to highest
	as previously reported			as previously reported
	for the period ended			for the period ended
	December 31, 2004			December 31, 2003

FMS	10.03	to	36.01%	22.52	to	24.84%
FTG	14.49	to	58.06
FTI	15.50	to	49.57	23.88	to	30.42
FVS	18.84	to	61.77	29.35	to	35.96
LAV	16.27	to	18.62
LA1	9.77	to	41.70	19.13	to	38.08
LA9	10.62	to	21.12
LA2	18.32	to	59.07	21.95	to	30.97
MF7	3.20	to	5.01	1.15	to	17.93
BDS				2.20	to	31.19
MFD	8.23	to	43.43	19.28	to	33.68
CAS				(48.81)	to	27.42
CO1	9.98	to	16.04	24.90	to	34.15
MFF	(8.26)	to	48.99	22.48	to	35.52
EM1	24.53	to	25.42	24.20	to	52.82
EME				18.65	to	51.08
GG1	7.76	to	49.25	13.17	to	37.44
GGS	(8.36)	to	8.96	2.95	to	36.10
GG2				5.11	to	37.38
GGR	(13.15)	to	14.29	32.94	to	33.90
GT2	14.47	to	36.33	17.92	to	26.37
GTR				11.31	to	21.58
MFK	0.86	to	13.54	(1.64)	to	10.49
MFC	6.49	to	30.23	8.91	to	26.50
IG1	16.14	to	17.21	16.03	to	39.06
MI1				18.45	to	34.95
MII	25.65	to	27.60	31.16	to	32.11
MS1				(6.68)	to	31.60
M1B	6.56	to	20.35	(12.58)	to	24.09
MFL	9.22	to	38.35	(7.58)	to	26.11
MC1				(23.84)	to	44.89
MCV	18.64	to	58.65	1.04	to	35.01
MM1	(4.20)	to	(0.11)	(2.50)	to	(0.63)
M1A	4.74	to	44.18	(11.64)	to	37.45
RE1				(10.21)	to	28.38
RES				(39.13)	to	23.89
RG1				(4.67)	to	30.72
RGS	(0.74)	to	13.32	25.50	to	26.41
RI1	17.87	to	56.10	12.63	to	33.25
SG1				(10.25)	to	39.84
SI1	5.40	to	23.75	10.17	to	17.28
SVS	13.64	to	57.06	(3.07)	to	36.64
TE1	0.07	to	0.79	(25.82)	to	56.48
TEC				42.71	to	43.74
MFJ	8.36	to	32.09	2.87	to	20.93
MFE	21.17	to	89.62	5.51	to	49.07
MV1	12.24	to	46.02	0.40	to	29.11

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued
	Total Return			Total Return
	lowest to highest			lowest to highest
	as previously reported			as previously reported
	for the period ended			for the period ended
	December 31, 2004			December 31, 2003

MVS	13.38	to	35.09%	23.00	to	23.89%
OCA	3.89	to	43.60	18.35	to	39.26
OGG	21.77	to	23.04
OMG	6.63	to	34.84	18.02	to	25.99
OMS	16.49	to	67.01	37.92	to	43.64
PMB	58.43	to	67.11
PLD	(0.74)	to	0.56
PRR	2.70	to	20.98	6.57	to	12.97
PTR				(0.47)	to	7.59
SSA	10.73	to	12.78
SC3				21.37	to	41.88

Report of Independent Registered Public Accounting Firm

To the Participants in Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statements of condition of Fidelity VIP Freedom 2010 Sub-Account, Fidelity VIP Freedom 2015 Sub-Account, Fidelity VIP Freedom 2020 Sub-Account, Franklin Templeton VIP Mutual Shares Securities Sub-Account, Franklin Templeton VIP Developing Markets Securities Sub-Account, Franklin Templeton VIP Growth Securities Fund Class 2 Sub-Account, Franklin Templeton VIP International Securities Sub-Account, Franklin Templeton VIP Value Securities Sub-Account, Liberty Variable Investment Colonial Small Cap Sub-Account, Liberty Variable Investment Wanger Select Sub-Account, Liberty Variable Investment Wanger U.S. Small Cap Sub-Account, Lord Abbett All Value Portfolio Sub-Account, Lord Abbett Growth & Income Portfolio Sub-Account, Lord Abbett Growth Opportunities Portfolio Sub-Account, Lord Abbett Mid Cap Value Sub-Account, MFS/Sun Life Bond S Class Sub-Account, MFS/Sun Life Bond Series Sub-Account, MFS/Sun Life Capital Appreciation S Class Sub-Account, MFS/Sun Life Capital Appreciation Series Sub-Account, MFS/Sun Life Capital Opportunities S Class Sub-Account, MFS/Sun Life Capital Opportunities Series Sub-Account, MFS/Sun Life Emerging Growth S Class Sub-Account, MFS/Sun Life Emerging Growth Series Sub-Account, MFS/Sun Life Emerging Markets Equity S Class Sub-Account, MFS/Sun Life Emerging Markets Equity Series Sub-Account, MFS/Sun Life Global Government S Class Sub-Account, MFS/Sun Life Global Government Series Sub-Account, MFS/Sun Life Global Growth S Class Sub-Account, MFS/Sun Life Global Growth Series Sub-Account, MFS/Sun Life Global Total Return S Class Sub-Account, MFS/Sun Life Global Total Return Series Sub-Account, MFS/Sun Life Government Securities S Class Sub-Account, MFS/Sun Life Government Securities Series Sub-Account, MFS/Sun Life High Yield S Class Sub-Account, MFS/Sun Life High Yield Series Sub-Account, MFS/Sun Life International Growth S Class Sub-Account, MFS/Sun Life International Growth Series Sub-Account, MFS/Sun Life International Investors Trust S Class Sub-Account, MFS/Sun Life International Investors Trust Series Sub-Account, MFS/Sun Life Managed Sectors S Class Sub-Account, MFS/Sun Life Managed Sectors Series Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock S Class Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock Series Sub-Account, MFS/Sun Life Investors Trust S Class Sub-Account, MFS/Sun Life Massachusetts Investors Trust Series Sub-Account, MFS/Sun Life Mid Cap Growth S Class Sub-Account, MFS/Sun Life Mid Cap Growth Series Sub-Account, MFS/Sun Life Mid Cap Value S Class Sub-Account, MFS/Sun Life Money Market S Class Sub-Account, MFS/Sun Life Money Market Series Sub-Account, MFS/Sun Life New Discovery S Class Sub-Account, MFS/Sun Life New Discovery Series Sub-Account, MFS/Sun Life Research S Class Sub-Account, MFS/Sun Life Research Series Sub-Account, MFS/Sun Life Research Growth and Income S Class Sub-Account, MFS/Sun Life Research Growth and Income Series Sub-Account, MFS/Sun Life Research International S Class Sub-Account, MFS/Sun Life Research International Series Sub-Account, MFS/Sun Life Strategic Growth S Class Sub-Account, MFS/Sun Life Strategic Growth Series Sub-Account, MFS/Sun Life Strategic Income S Class Sub-Account, MFS/Sun Life Strategic Income Series Sub-Account, MFS/Sun Life Strategic Value S Class Sub-Account, MFS/Sun Life Technology S Class Sub-Account, MFS/Sun Life Technology Series Sub-Account, MFS/Sun Life Total Return S Class Sub-Account, MFS/Sun Life Total Return Series Sub-Account, MFS/Sun Life Utilities S Class Sub-Account, MFS/Sun Life Utilities Series Sub-Account, MFS/Sun Life Value S Class Sub-Account, MFS/Sun Life Value Series Sub-Account, Nations Marsico 21st Century Sub-Account, Nations Marsico Growth Sub-Account, Nations Marsico International Opportunities Sub-Account, Oppenheimer Capital Appreciation Sub-Account, Oppenheimer Global Securities Fund Sub-Account, Oppenheimer Main St. Growth and Income Sub-Account, Oppenheimer Main St. Small Cap Growth Sub-Account, PIMCO VIT Emerging Markets Bond Portfolio Sub-Account, PIMCO VIT Low Duration Portfolio Sub-Account, PIMCO VIT Real Return Bond Portfolio Sub-Account, PIMCO VIT Total Return Bond Portfolio Sub-Account, PIMCO VIT All Asset Portfolio Sub-Account, PIMCO VIT Commodity Real Return Strategy Portfolio Sub-Account, Sun Capital All Cap S Class Sub-Account, Sun Capital Investment Grade Bond S Class Sub-Account, Sun Capital Real Estate Fund S Class Sub-Account, Sun Capital Real Estate Sub-Account and Sun Capital Money Market S Class Sub-Account of Sun Life of Canada (U.S.) Variable Account F (the "Sub-Accounts"), as of December 31, 2005, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Sub-Accounts management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Sub-Accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Sub-Accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/Deloitte & Touche LLP

Boston, Massachusetts

April 7, 2006